AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 1997

                                                      FILE NO. 33-45671
                                                      FILE NO. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                      REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /
                         POST-EFFECTIVE AMENDMENT NO. 21        /X/
                                       AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         / /
                                AMENDMENT NO. 23                /X/


                                STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                           C/O SEI INVESTMENTS COMPANY
                             ONE FREEDOM VALLEY ROAD
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                 JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP            MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                  1800 M STREET, N.W.
PHILADELPHIA, PA 19103                 WASHINGTON, D.C.  20036


It is proposed that this filing will become effective (check appropriate box)

  X      Immediately upon filing pursuant to paragraph (b), or
-----
         On [DATE] pursuant to paragraph (b), or
-----
         60 days after filing pursuant to paragraph (a) or
-----
         75 days after filing pursuant to paragraph (a) or
-----
         On [DATE] pursuant to paragraph (a) of Rule 485.
-----



Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant has filed a Rule 24f-2 Notice on July 29, 1997 for its fiscal year ended May 31, 1997.

                                  STI CLASSIC FUNDS
                                CROSS REFERENCE SHEET
                             POST-EFFECTIVE AMENDMENT #21


N-1A ITEM NO.                               LOCATION
-------------                               --------
PART A - ALL FUNDS
 Item 1.   Cover Page                       Cover Page
 Item 2.   Synopsis                         Expense Summary
 Item 3.   Condensed Financial Information  *
 Item 4.   General Description of           Funds and Investment Objectives;
           Registrant                       Investment Policies and Strategies;
                                            General Investment Policies and
                                            Strategies; Investment Risks;
                                            Investment Limitations; Appendix
 Item 5.   Management of the Fund           Board of Trustees; Investment
                                            Advisor; Distribution;
                                            Administration
 Item 5a.                                   *
 Item 6.   Capital Stock and Other          Voting Rights; Shareholder
           Securities                       Inquiries; Dividends and
                                            Distributions; Tax Information
 Item 7.   Purchase of Securities Being     Cover Page; Purchase of Fund
           Offered                          Shares; Redemption of Fund Shares
 Item 8.   Redemption or Repurchase         Purchase of Fund Shares; Redemption
                                            of Fund Shares; Distribution
 Item 9.   Pending Legal Proceedings        *

PART B - ALL FUNDS
 Item 10.  Cover Page                       Cover Page
 Item 11.  Table of Contents                Table of Contents
 Item 12.  General Information and History  The Trust
 Item 13.  Investment Objectives and        Description of Permitted
           Policies                         Investments; Investment Limitations
 Item 14.  Management of the Registrant     Trustees and Officers of the Trust;
                                            The Administrator
 Item 15.  Control Persons and Principal    Trustees and Officers of the Trust
           Holders of Securities
 Item 16.  Investment Advisory and Other    Investment Advisor; The
           Services                         Administrator; The Distributor;
                                            Legal Counsel (Prospectus);
                                            Independent Auditors (Prospectus);
                                            Experts
 Item 17.  Brokerage Allocation             Fund Transactions
 Item 18.  Capital Stock and Other          Description of Shares
           Securities
 Item 19.  Purchase, Redemption, and        Purchase and Redemption of
           Pricing of Securities Being      Shares;
           Offered                          Determination of Net Asset Value
 Item 20.  Tax Status                       Taxes
 Item 21.  Underwriters                     The Distributor
 Item 22.  Calculation of Yield Quotations  Computation of Yield; Calculation
                                            of Total Return
 Item 23.  Financial Statements             Financial Information

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

100093/10-97


STI CLASSIC FUNDS TRUST SHARES
PROSPECTUS

OCTOBER 1, 1997



CAPITAL GROWTH FUND

VALUE INCOME STOCK FUND

SMALL CAP EQUITY FUND

MID-CAP EQUITY FUND

BALANCED FUND

SUNBELT EQUITY FUND

INTERNATIONAL EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND




INVESTMENT ADVISORS
TO THE FUNDS:

STI CAPITAL MANAGEMENT, N.A.

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Advisors")




STI CLASSIC FUNDS

PROSPECTUS


GENERAL INFORMATION
AND CONTENTS



        1  ABOUT THE TRUST
      ---

        1  CAPITAL GROWTH FUND
      ---

        3  VALUE INCOME STOCK FUND
      ---

        5  SMALL CAP EQUITY FUND
      ---

        7  MID-CAP EQUITY FUND
      ---

        9  BALANCED FUND
      ---

       11  SUNBELT EQUITY FUND
      ---

       13  INTERNATIONAL EQUITY INDEX FUND
      ---

       15  INTERNATIONAL EQUITY FUND
      ---

       17  EMERGING MARKETS EQUITY FUND
      ---

       20  RISK CONSIDERATIONS
      ---

       25  PURCHASING FUND SHARES
      ---

       26  TAX INFORMATION
      ---

       31  FUND INVESTMENTS
      ---

       32  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---



OCTOBER 1, 1997



    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    THE FUNDS:


    - ARE NOT BANK DEPOSITS


    - ARE NOT FEDERALLY INSURED


    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY


    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.



    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

                                                          PROSPECTUS  1


ABOUT THE TRUST



    STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Trust Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, International Equity Fund, and Emerging Markets Fund (the Equity Funds).


FUND INFORMATION -- EQUITY FUNDS

CAPITAL GROWTH FUND
FUND OBJECTIVE

[LOGO]

           The Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of undervalued equity securities traded in the United States.



    Based on its analysis of overall business cycles, the Advisor rotates the Fund's investments between various market sectors.



    The Fund may invest in securities of foreign issuers, high yield securities, and shares issued by money market investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Capital Growth Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;


    - Event Risk;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."

2  PROSPECTUS

FUND MANAGEMENT

[LOGO]
           Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the CAPITAL GROWTH FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.05%
  Other Expenses                                                                                       .10%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.15%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.25%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS                  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $37       $63       $                             140


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the CAPITAL GROWTH FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------
CAPITAL GROWTH FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL          END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN      PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  1997            $14.90       $0.12         $3.13          $(0.12)         $(2.94)        $15.09           24.66%     $1,085,128
  1996             12.18        0.12          3.32           (0.13)          (0.59)         14.90           28.97%        981,498
  1995             11.99        0.16          0.57           (0.14)          (0.40)         12.18            6.63%        984,205
  1994             11.95        0.16          0.31           (0.17)          (0.26)         11.99            3.87%        891,870
  1993(1)          10.36        0.12          1.57           (0.10)           --            11.95           17.90%*       507,692

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO      AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER     COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)         RATE*
                 ----------   ----------   ---------------   ---------------   --------   ---------------
  1997             1.15%        0.83%          1.25%             0.73%             141%      $0.0620
  1996             1.15%        0.90%          1.27%             0.78%             156%      --
  1995             1.15%        1.38%          1.28%             1.25%             128%      --
  1994             1.15%        1.25%          1.29%             1.11%             124%      --
  1993(1)          1.15%*       1.43%*         1.28%*            1.30%*             95%      --



 * ANNUALIZED.



** AVERAGE COMMISION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.



(1) COMMENCED OPERATIONS ON JUNE 8, 1992.



(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


VALUE INCOME STOCK FUND
FUND OBJECTIVE

[LOGO]

           The Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund strives to provide a yield, above that of the S&P 500 Stock Index. The Fund primarily invests in equity securities of companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends.



    The Fund may invest in securities of foreign issuers, high yield securities, futures, options, and securities issued by companies with smaller market capitalizations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Value Income Stock Fund is subject to the following types of risk:

    - Fund Risk;


    - Market Risk;



    - Small Issuer Risk;



    - Credit Risk;

    4  PROSPECTUS


    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks and;



    - Currency Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April, 1995. He has more than 15 years of investment experience, and has been a value portfolio manager at STI Capital Management since 1989.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the VALUE INCOME STOCK FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees                                                                             .80%
  Other Expenses                                                                                       .15%
  Total Fund Operating Expenses                                                                        .95%



EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.      $10       $30       $53       $117


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5

FINANCIAL AND PERFORMANCE HIGHLIGHTS


    The table that follows presents information about the investment results of the Trust Shares of the VALUE INCOME STOCK Fund. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------
VALUE INCOME STOCK FUND
-------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND                                    NET                 NET
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                   ASSET               ASSETS     RATIO OF
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   VALUE               END OF     EXPENSES
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   END OF   TOTAL      PERIOD    TO AVERAGE
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   PERIOD  RETURN      (000)     NET ASSETS
                 ---------   ----------   ------------   -------------   -------------   ------  -------   ----------  ----------
  1997            $13.15       $0.30         $2.32          $(0.30)         $(1.76)      $13.71  22.18%    $1,488,062    0.91%
  1996             11.59        0.35          2.71           (0.34)          (1.16)       13.15  27.91%     1,244,399    0.92%
  1995             10.54        0.32          1.56           (0.32)          (0.51)       11.59  19.06%       991,977    0.95%
  1994             10.23        0.29          0.70           (0.32)          (0.36)       10.54   9.95%       573,082    0.88%
  1993(1)          10.00        0.11          0.16           (0.04)         --            10.23   9.05%*      137,761    0.80%*

                                                 RATIO OF NET
                  RATIO OF       RATIO OF         INVESTMENT
                    NET         EXPENSES TO      INCOME (LOSS)
                 INVESTMENT     AVERAGE NET     TO AVERAGE NET
                   INCOME         ASSETS            ASSETS
                 (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO   AVERAGE
                  AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)      RATE**
                 ----------   ---------------   ---------------   --------   ----------
  1997             2.40%          0.91%             2.40%          105.03%    $0.0609
  1996             2.86%          0.92%             2.86%             134%      --
  1995             3.16%          0.95%             3.16%             126%      --
  1994             3.21%          0.97%             3.12%             149%      --
  1993(1)          4.32%*         0.96%*            4.16%*             35%      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


(1) COMMENCED OPERATIONS ON FEBRUARY 12, 1993.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.



SMALL CAP EQUITY FUND
FUND OBJECTIVE


[LOGO]
           The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under
$1 billion.



    The Fund may invest in securities of foreign issuers and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Small Cap Equity Fund may be subject to the following types of risk:

    - Fund Risk;


    - Market Risk;



    - Small Issuer Risk;



    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."

    6  PROSPECTUS

FUND MANAGEMENT

[LOGO]
           Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating.
He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SMALL CAP EQUITY FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .97%
  Other Expenses                                                                                       .23%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.20%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.38%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $38


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  7

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the SMALL CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------
SMALL CAP EQUITY FUND
-----------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                           NET ASSET                REALIZED AND   DISTRIBUTIONS
                             VALUE        NET        UNREALIZED      FROM NET        NET ASSET                   NET ASSETS
                           BEGINNING   INVESTMENT   NET GAINS ON    INVESTMENT     VALUE END OF      TOTAL         END OF
                           OF PERIOD     INCOME     INVESTMENTS       INCOME          PERIOD         RETURN     PERIOD (000)
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997(1)                     $10.00       $0.05         $1.04          $(0.02)         $11.07         $10.97%*     $  131,049

                                                        RATIO OF     RATIO OF NET
                                                        EXPENSES      INVESTMENT
                                           RATIO OF    TO AVERAGE      INCOME TO
                                             NET       NET ASSETS     AVERAGE NET
                             RATIO OF     INVESTMENT   (EXCLUDING       ASSETS
                           EXPENSES TO    INCOME TO     WAIVERS       (EXCLUDING                        AVERAGE
                           AVERAGE NET     AVERAGE        AND         WAIVERS AND        PORTFOLIO      COMMISSION
                              ASSETS      NET ASSETS   CONTRIBUTIONS) CONTRIBUTIONS)   TURNOVER RATE    RATE ***
                           ------------   ----------   ----------   ---------------   ---------------   --------
1997(1)                      1.20%**       1.86%**      1.37%**         1.69%**             27%         $ 0.0523


 * RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ** ANNUALIZED.


*** AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES.
    PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


 (1) COMMENCED OPERATIONS ON JANUARY 31, 1997.

MID-CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]


           The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important factor in selecting investments and any such income should be considered incidental.


PORTFOLIO INVESTMENTS

[LOGO]


          The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion).



    The Fund may invest in securities of foreign issuers, high-yield securities and variable and floating rate instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

8  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Mid-Cap Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;


    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience.
Mr. Perry has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the MID-CAP EQUITY FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.04%
  Other Expenses                                                                                       .11%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.15%



(1) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.26%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.      $12       $37       $63       $140


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  9

FINANCIAL AND PERFORMANCE HIGHLIGHTS


    The table that follows presents information about the investment results of the Trust Shares of the MID-CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------
MID-CAP EQUITY FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                    REALIZED AND
                           NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                             VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                           BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                           OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997                        $12.76       $0.03         $1.69          $(0.05)         $(1.22)        $13.21        14.23%
1996                         11.00        0.08          2.63           (0.08)          (0.87)         12.76        25.54%
1995                          9.85        0.08          1.15           (0.08)         --              11.00        12.56%
1994(1)                      10.00        0.02         (0.16)          (0.01)         --               9.85       (1.39)%+

                                                                                       RATIO OF NET
                                                        RATIO OF       RATIO OF         INVESTMENT
                                                          NET         EXPENSES TO      INCOME (LOSS)
                                                       INVESTMENT     AVERAGE NET     TO AVERAGE NET
                                           RATIO OF      INCOME         ASSETS            ASSETS
                            NET ASSETS     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                              END OF      TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION

                           PERIOD (000)   NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)     RATE**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
1997                         $  287,370     1.15%        0.23%          1.26%             0.12%           152%     $0.0587
1996                            253,905     1.15%        0.70%          1.29%             0.56%           116%       --
1995                            125,562     1.15%        0.88%          1.32%             0.71%           66%        --
1994(1)                          57,036     1.15%*       1.20%*         1.68%*            0.67%*           8%        --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JANUARY 3, 1994.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


BALANCED FUND
FUND OBJECTIVE

[LOGO]
           The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities and debt obligations.



    The Fund may invest in securities of foreign issuers, investment grade obligations, variable and floating rate instruments, mortgage- and asset-backed securities, and shares of investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

10  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Balanced Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Interest Rate Risk;


    - Credit Risk;


    - Call Risk;


    - Event Risk;



    - Prepayment Risk;



    - Hedging Risks;



    - Foreign Securities Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]

           The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., since 1979, has more than 30 years of investment experience. Mr. Denney, Senior Vice President, since 1983, STI Capital Management, N.A., has more than 17 years of experience.


TRANSACTION AND OPERATING EXPENSES
[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the BALANCED FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .83%
  Other Expenses                                                                                       .12%
  Total Fund Operating Expenses After Fee Waivers(2)                                                   .95%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .95%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.07%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS                  10 YEARS
-----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $10        $30       $53       $                             117


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  11

FINANCIAL AND PERFORMANCE HIGHLIGHTS


    The table that follows presents information about the investment results of the Trust Shares of the BALANCED FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------
BALANCED FUND
--------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                    REALIZED AND
                           NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                             VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                           BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL
                           OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997                        $11.55       $0.33         $1.47          $(0.32)         $(1.09)        $11.94       16.66%
1996                         10.26        0.33          1.41           (0.34)          (0.11)         11.55       17.26%
1995                          9.76        0.33          0.49           (0.32)         --              10.26        8.72%
1994(1)                      10.00        0.11         (0.29)          (0.06)         --               9.76        (1.78)%+

                                                                                       RATIO OF NET
                                                        RATIO OF       RATIO OF         INVESTMENT
                                                          NET         EXPENSES TO      INCOME (LOSS)
                                                       INVESTMENT     AVERAGE NET     TO AVERAGE NET
                               NET         RATIO OF      INCOME         ASSETS            ASSETS
                            ASSETS END     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                            OF PERIOD     TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION

                              (000)       NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)    RATE 2     RATE**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
1997                         $  151,358     0.95%        2.89%          1.08%             2.76%             197%   $0.0608
1996                            111,638     0.95%        3.00%          1.09%             2.86%             155%     --
1995                             89,051     0.95%        3.44%          1.11%             3.28%             157%     --
1994(1)                          90,579     0.95%*       2.76%*         1.25%*            2.46%*            106%     --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JANUARY 3, 1994.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER. THE PORTFOLIO TURNOVER RATE WAS 135% FOR THE EQUITY PORTION OF THE FUND AND 286% FOR THE FIXED INCOME PORTION OF THE FUND.


SUNBELT EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of


U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:


    - Texas

    - Arkansas

    - Alabama

    - Mississippi

    - Tennessee

12  PROSPECTUS

    - Kentucky

    - Florida

    - Virginia

    - Georgia

    - North Carolina

    - South Carolina

    - Louisiana

    Because the Fund's investments are concentrated in this geographic area, the Fund will be greatly affected by the economic conditions of these states.


    The Fund may invest in high yield securities, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Sunbelt Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Geographic Risk;


    - Hedging Risks; and



    - High-Yield Security Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SUNBELT EQUITY FUND.



Shareholder Transaction Expenses                                                                       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.04%
  Other Expenses                                                                                       .11%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.15%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.26%.THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $37       $63       $140


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  13

FINANCIAL AND PERFORMANCE HIGHLIGHTS


    The table that follows presents information about the investment results of the Trust Shares of the SUNBELT EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------------
SUNBELT EQUITY FUND
--------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $14.11       $(0.09)       $ 0.25         $--             $(0.99)        $  13.28       1.48%         $ 381,371
1996               10.03       (0.04)          4.32         --               (0.20)           14.11      43.19%           412,430
1995                9.70       (0.01)          0.38         --               (0.04)           10.03       3.81%           258,908
1994(1)            10.00       --             (0.30)        --              --                 9.70     (2.99)%+          128,280

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO    AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER    COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)       RATE**
                 ----------   ----------   ---------------   ---------------   --------   ------------
1997               1.15%       (0.65)%         1.26%            (0.76)%           72%      $   0.0674
1996               1.15%       (0.34)%         1.28%            (0.47)%          106%          --
1995               1.15%       (0.12)%         1.30%            (0.27)%           80%          --
1994(1)            1.15%*      (0.19)%*        1.58%*           (0.62)%*          21%          --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


 + CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

 (1) COMMENCED OPERATIONS ON JANUARY 3, 1994.


 (2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


INTERNATIONAL EQUITY INDEX FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)
----------

(1)"MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index.



    While the Fund is structured to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a computerized statistically-based optimization process.


    The Fund expects that there will be a close correlation between it's performance and that of the EAFE-GDP Index. However, the Fund's ability to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in

   14  PROSPECTUS


either the composition of the Index or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.



    The Fund may invest in securities of foreign issuers, futures, options, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The International Equity Index Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;


    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INTERNATIONAL EQUITY INDEX FUND.



Shareholder Transaction Expenses                                                                       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .80%
  Other Expenses                                                                                       .25%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.05%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .90%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.15%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $11        $33       $58       $128


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the INTERNATIONAL EQUITY INDEX FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report accompanies the Statement of Additional Information.The annual report for the Fund is available to Shareholders at no charge by calling 1-800-874-4770.

--------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                                                   NET
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    ASSETS END
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                    OF PERIOD
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN      (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $10.96       $0.10         $0.69          $(0.11)         $(0.30)        $  11.34      7.48%         $   53,516
1996               10.24        0.10          0.84           (0.13)          (0.09)           10.96      9.29%             90,980
1995(1)            10.00        0.08          0.19           (0.02)          (0.01)           10.24      2.69%+            89,446

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE      RATE**
                 ----------   ----------   ---------------   ---------------   --------   --------
1997               1.05%        0.71%          1.15%             0.61%              2%    $0.0244
1996               1.05%        0.84%          1.19%             0.70%             30%      --
1995(1)            1.05%*       1.13%*         1.31%*            0.87%*            10%      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


 + CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

 (1) COMMENCED OPERATIONS ON JUNE 6, 1994.

INTERNATIONAL EQUITY FUND
OBJECTIVE

[LOGO]
           The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests primarily in equity securities of foreign issuers.


    The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:

    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or

    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country, or which has at least 50 percent of its assets situated in that country.

    The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country whose economy and market are considered to be emerging or developing by the World Bank or United Nations.

16  PROSPECTUS


    The Fund may invest in options, futures, forward foreign currency contracts, and high yield securities.



    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The International Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;


    - Credit Risk;



    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks, and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INTERNATIONAL EQUITY FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.20%
  Other Expenses                                                                                       .26%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.46%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.25%.



(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.51%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $46       $80       $175


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  17

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the INTERNATIONAL EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4700.
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL          END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN      PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $11.40       $0.03         $2.57          $(0.02)         $(0.35)        $13.63        23.29%        $489,325
1996(1)            10.00        0.05          1.35          --              --              11.40       14.00%+         213,306

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)     RATE**
                 ----------   ----------   ---------------   ---------------   --------   --------
1997               1.46%        0.51%          1.51%             0.46%             139%   $0.0313
1996(1)            1.46%*       1.36%*         1.65%*            1.17%*            113%     --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON DECEMBER 1, 1995.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


EMERGING MARKETS EQUITY FUND
OBJECTIVE

    The Emerging Markets Equity Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets that appear undervalued relative to their global peers.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in equity securities of foreign issuers located in emerging market countries. The Fund defines an emerging market country as a country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.



    The Fund may invest in high yield securities, mortgage-backed securities, futures, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Emerging Markets Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;


    - Event Risk;



    - Credit Risk;



    - Prepayment Risk;

   18  PROSPECTUS


    - Hedging Risks;



    - High Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the EMERGING MARKETS EQUITY FUND.



Shareholder Transaction Expenses                                                                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .81%
  Other Expenses After Fee Waivers(2)                                                                  .74%
  Total Fund Operating Expenses After Fee Waivers(3)                                                  1.55%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.30%.


(2) OTHER FUND EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


(3) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.04%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------

You would pay the following expenses on a $1,000
  investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.     $16        $49



    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  19

FINANCIAL AND PERFORMANCE HIGHLIGHTS


    The table that follows presents information about the investment results of the Trust Shares of the EMERGING MARKETS EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4700.


-------------------------------
EMERGING MARKETS EQUITY FUND
-------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          NET REALIZED
                 NET ASSET      NET           AND        DISTRIBUTIONS                                                RATIO OF
                   VALUE     INVESTMENT    UNREALIZED      FROM NET        NET ASSET                   NET ASSETS     EXPENSES
                 BEGINNING     INCOME       GAINS ON      INVESTMENT     VALUE END OF      TOTAL         END OF      TO AVERAGE
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME          PERIOD         RETURN     PERIOD (000)   NET ASSETS
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ----------
1997(1)           $10.00       $0.04         $0.75          $ 0.00          $10.79            7.90%*    $ 39,495       1.55%**

                                 RATIO OF     RATIO OF NET
                                 EXPENSES      INVESTMENT
                                TO AVERAGE      INCOME TO
                 RATIO OF NET   NET ASSETS     AVERAGE NET
                  INVESTMENT    (EXCLUDING       ASSETS
                  INCOME TO      WAIVERS       (EXCLUDING                        AVERAGE
                 AVERAGE NET       AND         WAIVERS AND        PORTFOLIO      COMMISSION
                    ASSETS      CONTRIBUTIONS) CONTRIBUTIONS)   TURNOVER RATE    RATE ***
                 ------------   ----------   ---------------   ---------------   --------
1997(1)             1.37%**       2.04%**        0.88%**             24%         $0.0019


 * RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ** ANNUALIZED.


*** AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES
    DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


 (1) COMMENCED OPERATIONS ON JANUARY 31, 1997.


    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.



    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

20  PROSPECTUS

RISK CONSIDERATIONS

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------


FUND RISK -- The possibility that a Fund's performance during a         All Funds
specific period may not meet, or exceed that of the market as a whole.

MARKET RISK -- The possibility that stock prices in general will        All Funds
decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

SMALL ISSUER RISK -- Small and medium capitalization companies may be   Value Income Stock Fund
more vulnerable than larger, more established organizations to adverse  Small Cap Equity Fund business or economic developments. In particular, small capitalization  Mid-Cap Equity Fund companies may have limited product lines, markets and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

INTEREST RATE RISK -- The potential for a decline in the price of       Balanced Fund
fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make    Capital Growth Fund
timely payments of either principal or interest.                        Value Income Stock Fund
                                                                        Mid-Cap Equity Fund
                                                                        Balanced Fund
                                                                        Sunbelt Equity Fund
                                                                        International Equity
                                                                        Fund
                                                                        Emerging Markets
                                                                        Equity Fund

CALL RISK -- The possibility that securities with high interest rates   Balanced Fund
will be prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

                                                          PROSPECTUS  21


                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

EVENT RISK -- The possibility that corporate debt securities may        Capital Growth Fund
suffer substantial declines in credit quality and market value due to   Value Income Stock Fund
corporate restructurings. While event risk may be high for certain      Mid-Cap Equity Fund
corporate securities held by a Fund, event risk overall should be low   Balanced Fund
because of the Fund's diversified holdings.                             International Equity
                                                                        Fund
                                                                        Emerging Markets
                                                                        Equity Fund

GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments  Sunbelt Equity Fund in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and government policies of that state or region that could adversely affect the value of a
Fund.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed       Balanced Fund
securities may be retired substantially earlier than their stated       Emerging Markets
maturities or final distribution dates, resulting in a loss of all, or  Equity Fund part, of any premium paid.

HEDGING RISKS -- Hedging is a strategy designed to offset investment    All Funds
risks. Hedging activities include, among other things, the use of       (except Capital
options and futures. There are risks associated with hedging            Growth Fund)
activities, including:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation, between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures contract or option;
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

22  PROSPECTUS


                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

HIGH-YIELD SECURITY RISKS -- There are risks associated with investing  Capital Growth Fund
in high-yield securities, including:                                    Value Income Stock Fund
- High-yield, lower rated bonds ("junk bonds") involve greater risk of  Mid-Cap Equity Fund
  default or price declines than investments in investment grade        Sunbelt Equity Fund
  securities (e.g., securities rated BBB or higher by S&P or Baa or     International Equity
  higher by Moody's) due to changes in the issuer's creditworthiness.   Fund
- The market for high risk, high-yield securities may be thinner and    Emerging Markets
  less active, causing market price volatility and limited liquidity    Equity Fund
  in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets.
- Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
- The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.

FOREIGN SECURITY RISKS -- There are risks associated with               All Funds
international investing, including:                                     (except Sunbelt
    CURRENCY RISK -- The possibility that changes in foreign exchange   Equity Fund)
    rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.
    VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
    EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S.
    exchanges. Expenses for custodial arrangements of foreign
    securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
    FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the
    non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

                                                          PROSPECTUS  23


                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

    REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S., domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange       All Funds
rates will affect, favorably or unfavorably, the value of foreign       (except Sunbelt
securities or the U.S. dollar amount of income or gain received on      Equity Fund)
such securities.


PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS


    The International Equity, Value Income Stock, Small Cap Equity, Sunbelt Equity Fund, and Emerging Markets Funds are each the successor to collective investment funds. The collective investment funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. Substantially all of the assets of those collective investment funds was transferred to the Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using the same investment objectives, policies, and restrictions as those used by each of the Funds. The performance information relates to a period of time before the effective date of each Fund's registration.



    The total return of a fund refers to the average compounded rate of return on a hypothetical investment. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.



    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund. Also, keep in mind that the performance of the collective investment funds does not represent the historical performance of any Fund. The predecessor collective investment funds were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, a collective investment funds performance would have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding class and Fund, as disclosed in the Prospectus at the time the Fund started operating. This adjustment reduced the actual performance of the collective investment funds.

24  PROSPECTUS


    The average annual total returns (adjusted to reflect current Fund expenses, before voluntary waivers and reimbursements) for the following periods:



                                  ONE             THREE            FIVE              TEN              SINCE
                                 YEAR             YEARS            YEARS            YEARS           INCEPTION
------------------------------------------------------------------------------------------------------------------
International Equity              N/A              N/A              N/A              N/A              33.16%
  Collective Fund                                                                               (2/2/95-11/30/95)
Value Income Stock              15.87%           18.70%             N/A              N/A              16.31%
  Collective Fund               (ending          (ending                                        (10/31/89-1/31/93)
                               1/31/93)         1/31/93)
Sunbelt Equity                  22.70%           29.73%           21.29%           16.14%             16.94%
  Collective Fund               (ending          (ending          (ending          (ending      (12/1/80-12/31/93)
                               12/31/93)        12/31/93)        12/31/93)        12/31/93)
Small Cap Equity                36.43%             N/A              N/A              N/A              27.97%
  Collective Fund               (ending                                                         (8/31/94-1/31/97)
                               12/31/93)
Emerging Markets Equity           N/A              N/A              N/A              N/A              22.25%
  Collective Fund                                                                               (3/29/96-1/31/97)



FUND PERFORMANCE



The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods ended May 31, 1997.



                                  ONE             THREE             SINCE
                                 YEAR             YEARS           INCEPTION
--------------------------------------------------------------------------------
International Equity Fund*      23.29%             N/A              25.50%
Value Income Stock Fund*        22.18%           23.00%             18.87%
Sunbelt Equity Fund*             1.48%           14.69%             11.83%
Small Cap Equity Fund*            N/A              N/A              37.24%
Emerging Markets Equity           N/A              N/A              26.02%
  Fund*


----------

 * COMMENCED FUND OPERATIONS ON DECEMBER 1, 1995; FEBRUARY 12, 1993; JANUARY 3, 1994; JANUARY 31, 1997; AND JANUARY 31, 1997, RESPECTIVELY.



    The performance of Trust Shares will normally be higher than Investor Shares or Flex Shares because Trust Shares are not subject to the service fees and other expenses charged to Investor Shares and Flex Shares.

                                                          PROSPECTUS  25

PURCHASING FUND SHARES
WHO MAY BUY TRUST SHARES OF THE FUNDS


    Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name
of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.


HOW TO BUY FUND SHARES


    Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.



    Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge fees for services provided in connection with the purchase of Trust Shares. Financial institutions also may impose an earlier time for a purchase order to be effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares, you should contact your financial institution directly.


    The Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR SHARES


    Redemption requests should be sent to the Transfer Agent by your financial institution. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV. Requests received after these times will normally be executed the next Business Day. You may have to transmit your redemption request to your financial institution at an earlier time for your redemption to be effective that day. For more information about how to redeem your shares, you should contact your financial institution directly. The Trust reserves

26  PROSPECTUS

the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

REDEMPTIONS IN KIND


    The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.



TRANSACTIONS OVER THE TELEPHONE



    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

    Income dividends are declared and paid quarterly by each of the Funds, except the International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund. These Funds declare and pay income dividends annually. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

                                                          PROSPECTUS  27

TAX STATUS OF EACH FUND


    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.



TAX STATUS OF SHARE TRANSACTIONS



    EACH SALE, EXCHANGE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.



TAX STATUS OF DISTRIBUTIONS


    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    Corporate Shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

    Distributions paid in January but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.


TAX MANAGEMENT



    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.


FOREIGN TAX CONSIDERATIONS


    Shareholders of the International Equity Index, International Equity, and Emerging Markets Equity Funds may be entitled to a foreign tax deduction or credit.


STATE TAX CONSIDERATIONS


    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.



    Distributions by Funds to you may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

28  PROSPECTUS

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS


    Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, have certain voting rights.


    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING


    Shareholders of record will receive the Trust's unaudited financial information and audited financial statements, proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, receive all or a portion of this information directly from your financial institution.


SHAREHOLDER INQUIRIES

    You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

    The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

                                                          PROSPECTUS  29


    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, Small Cap Equity, Mid-Cap Equity, Balanced, International Equity, and Emerging Markets Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expense summary.



    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the
Sunbelt Equity Fund. As of             , Trusco had approximately $  billion in
assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.


    STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.

    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of       , 1997. SunTrust is one of the 20 largest banking
companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately
$  billion, as of       , 1997.

    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION


    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services rendered to the Trust Shares of each Fund.


    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are offered subject to a contingent deferred sales charge. Investor Shares are offered subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

30  PROSPECTUS

ADMINISTRATION

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                                                                       FEE
---------------------------------------------------------------------------------------------------------
$1 - $1 billion                                                                                   0.10%
over $1 billion to $5 billion                                                                     0.07%
over $5 billion to $8 billion                                                                     0.05%
over $8 billion to $10 billion                                                                    0.045%
over $10 billion                                                                                  0.04%


    The Administrator may voluntarily waive all or a portion of its fees to limit the net expenses of the Funds to the amounts in each Fund's Operating Expense summary.

                                                          PROSPECTUS  31


FUND INVESTMENTS



% =Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities which are shown as a percentage of net assets.



X = No policy limitation; Fund may be using currently.



* = Permitted, but not typically used.



-- = Not permitted.


                                 CAPITAL     VALUE     MID-CAP               SUNBELT   SMALL CAP  INTERNATIONAL   INTERNATIONAL
                                 GROWTH     INCOME     EQUITY    BALANCED    EQUITY     EQUITY    EQUITY INDEX       EQUITY
SECURITY OR PRACTICE              FUND       FUND       FUND       FUND       FUND       FUND         FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    ADRs                           35%        35%        35%        75%        --        X(6)         X(3)            X(3)
    Bank Obligations               --         --         --         60%        --         --           35%             35%
    Convertible Securities          X         35%         X         70%       X(2)         X            X               X
    Corporate Debt Securities    35%(2)     20%(2)     20%(2)    60%(5,7)      --         --           --            35%(2)
    Equity Securities               X          X          X         70%         X          X            X               X
    Investment Company Shares    10%(8)       10%        10%        10%        10%        10%          10%             10%
    Mortgage-Backed Securities     --          *          *       60%(1)       --          *           --               *
    Pay-In-Kind Securities         35%        --         --         75%        --         --           --              --
    Repurchase Agreements          35%        35%        20%        75%         *          *           35%              *
    Restricted Securities          15%        15%        15%        15%        15%        15%          15%             15%
    Securities of Foreign           *          *       35%(2)       60%        --          *            X               X
     Issuers
    Supranational Agency           --         --       20%(2)       60%        --          X           --              --
     Obligations
    U.S. Treasury and              --         20%        --         60%        --         --           --              35%
     Government Agency
     Obligations
    Zero Coupon Obligations        --         --         --         60%        --         --           --              --

INVESTMENT PRACTICES
    Borrowing                    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Illiquid Securities            15%        15%        15%        15%        15%        15%          15%             15%
    Securities Lending           33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Standby Commitments             X          X          X          X          X          X            X               X
    When Issued Securities       33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%

LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency       --         --         --         --         --         --            X               X
     Contracts
    Futures and Options on         --         20%        --         75%        20%        --           20%             35%
     Futures
    Options                        --         20%        --         75%        35%        35%         X(4)            X(4)
    Swaps, Caps, Floors, and       --         --         --         75%        --         --           --              --
     Collars
    Variable and Floating Rate     --          *          X          X         --         --           --              --
     Instruments

                                  EMERGING
                                   MARKETS
                                   EQUITY
SECURITY OR PRACTICE                FUND
------------------------------
TRADITIONAL INVESTMENTS
    ADRs                              X
    Bank Obligations                 35%
    Convertible Securities            X
    Corporate Debt Securities      35%(2)
    Equity Securities                 X
    Investment Company Shares        10%
    Mortgage-Backed Securities       35%
    Pay-In-Kind Securities           --
    Repurchase Agreements            --
    Restricted Securities            15%
    Securities of Foreign             X
     Issuers
    Supranational Agency              X
     Obligations
    U.S. Treasury and                35%
     Government Agency
     Obligations
    Zero Coupon Obligations          --
INVESTMENT PRACTICES
    Borrowing                      33 1/3%
    Illiquid Securities              15%
    Securities Lending             33 1/3%
    Standby Commitments
    When Issued Securities         33 1/3%
LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency          X
     Contracts
    Futures and Options on            X
     Futures
    Options                         X(4)
    Swaps, Caps, Floors, and
     Collars
    Variable and Floating Rate
     Instruments



(1) INCLUDING UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES. THE BALANCED FUND MAY ALSO PURCHASE ASSET-BACKED SECURITIES.


(2) MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD SECURITIES. EMERGING MARKETS EQUITY FUND MAY INVEST UP TO 20% IN SUCH SECURITIES.


(3) MAY ALSO INVEST IN EDRS.


(4) INCLUDES OPTIONS ON CURRENCIES.


(5) UP TO 25% OF ITS ASSETS MAY BE INVESTED IN SECURITIES AND RATED BBB OR Baa, OR THEIR UNRATED EQUIVALENTS.


(6) MAY INVEST UP TO 20% IN UNSPONSORED ADRS.


(7) WILL INVEST AT LEAST 25% IN SENIOR FIXED-INCOME SECURITIES.



    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The SMALL CAP EQUITY FUND also may invest in senior fixed income securities rated investment grade and securities issued by mid- to large-cap companies. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

32  PROSPECTUS


INVESTMENT RESTRICTIONS



    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:



    - Invest more than 5% of its assets in the securities of any one issuer.



    - Purchase more than 10% of the outstanding voting securities of any one issuer.



MORE ABOUT INVESTMENTS AND HEDGING TOOLS


    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.


    AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.



    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing these DEBT OBLIGATIONS.



    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.



    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.



    CONVERTIBLE SECURITIES are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call OPTION provisions.



    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.



    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures.



    EQUITY SECURITIES include COMMON and PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock, and CONVERTIBLE SECURITIES. These securities may be publicly or privately issued.

                                                          PROSPECTUS  33


    FORWARD FOREIGN CURRENCY CONTRACTS involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.


    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.


    HIGH YIELD SECURITIES are DEBT OBLIGATIONS rated below INVESTMENT GRADE, i.e., below BBB by S&P or Baa by Moody's or their unrated equivalents.


    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.


    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Closed-end mutual funds usually trade at discount from net asset value.



    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.



    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY, and SHORT-TERM CORPORATE OBLIGATIONS.


    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these

34  PROSPECTUS

securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.


    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.


    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.


    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.


    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.



    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.



    PAY-IN-KIND SECURITIES are DEBT OBLIGATIONS or PREFERRED STOCK, that pay interest or dividends in the form of additional DEBT OBLIGATIONS or PREFERRED STOCK.

                                                          PROSPECTUS  35


    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.


    A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.


    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.



    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.



    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.



    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.



    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.



    STANDBY COMMITMENTS AND PUTS permit the holder to sell securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.



    SUPRANATIONAL AGENCY OBLIGATIONS are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.



    SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

36  PROSPECTUS


    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.


    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).


    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.



    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.


    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                                                          PROSPECTUS  37


STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308
           The Bank of New York                      One Wall Street
           (International Equity Fund,               New York, New York 10286
           International Equity Index Fund and
           Emerging Markets Equity Fund only)

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

38  PROSPECTUS


    Additional information about the Funds is included in a Statement of Additional Information dated October 1, 1997 (the SAI). The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

100486/10-97



STI CLASSIC FUNDS TRUST SHARES
PROSPECTUS

OCTOBER 1, 1997



INVESTMENT GRADE BOND FUND

U.S. GOVERNMENT SECURITIES FUND

LIMITED-TERM FEDERAL MORTGAGE
   SECURITIES FUND

SHORT-TERM BOND FUND

SHORT-TERM U.S. TREASURY
   SECURITIES FUND

TAX FREE INCOME FUND

INVESTMENT GRADE TAX-EXEMPT
   BOND FUND

FLORIDA TAX-EXEMPT BOND FUND

GEORGIA TAX-EXEMPT BOND FUND

TENNESSEE TAX-EXEMPT BOND FUND

PRIME QUALITY MONEY MARKET FUND

U.S. GOVERNMENT SECURITIES MONEY
   MARKET FUND

TAX-EXEMPT MONEY MARKET FUND



INVESTMENT ADVISORS TO THE FUNDS:

STI CAPITAL MANAGEMENT, N.A.

TRUSCO CAPITAL MANAGEMENT, INC.

SUNTRUST BANK, ATLANTA

SUNTRUST BANK, CHATTANOOGA, N.A.
(the "Advisors")



STI CLASSIC FUNDS

PROSPECTUS

GENERAL INFORMATION
AND CONTENTS


        1  ABOUT THE TRUST
      ---

        1  INVESTMENT GRADE BOND FUND
      ---

        3  U.S. GOVERNMENT SECURITIES FUND
      ---

        5  LIMITED-TERM FEDERAL MORTGAGE
      ---      SECURITIES FUND

        7  SHORT-TERM BOND FUND
      ---

        9  SHORT-TERM U.S. TREASURY
      ---      SECURITIES FUND

       11  INVESTMENT GRADE TAX-EXEMPT
      ---      BOND FUND

       13  FLORIDA TAX-EXEMPT BOND FUND
      ---

       15  GEORGIA TAX-EXEMPT BOND FUND
      ---

       17  TENNESSEE TAX-EXEMPT BOND FUND
      ---

       19  PRIME QUALITY MONEY MARKET FUND
      ---

       21  U.S. GOVERNMENT SECURITIES
      ---      MONEY MARKET FUND

       23  TAX-EXEMPT MONEY MARKET FUND
      ---
       26  RISK CONSIDERATIONS
      ---

       29  PURCHASING FUND SHARES
      ---

       31  TAX INFORMATION
      ---
       36  FUND INVESTMENTS
      ---
       38  MORE ABOUT INVESTMENTS AND HEDGING
      ---      TOOLS



    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Fixed-Income Funds, State Tax-Exempt Funds, and Money Market Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    THE FUNDS:


    - ARE NOT BANK DEPOSITS


    - ARE NOT FEDERALLY INSURED


    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY


    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.



    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.



    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.


OCTOBER 1, 1997

                                                          PROSPECTUS  1


ABOUT THE TRUST



    STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Trust Shares of the Investment Grade Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Investment Grade Tax-Exempt Bond Fund (the Fixed Income Funds), Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Tennessee Tax-Exempt Bond Fund (the State Tax-Exempt Funds), Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds) (collectively, the Funds).


ABOUT MONEY MARKET FUNDS


    The Money Market Funds are governed by SEC rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables a Money Market Fund to maintain a stable net asset value per share. All securities purchased by a Money Market Fund must have remaining maturities of 13 months or less.


FUND INFORMATION --
  FIXED-INCOME FUNDS

INVESTMENT GRADE BOND FUND
FUND OBJECTIVE

[LOGO]
           The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in mortgage- and asset-backed securities, securities of foreign issuers, variable and floating rate instruments which may be subject to "caps" or "floors," futures and options.



    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    It is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

2  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;


    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operating. He has been Senior Vice President of STI Capital Management, N.A. since 1983.

TRANSACTION AND OPERATING EXPENSES
[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INVESTMENT GRADE BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .64%
  Other Expenses                                                                                        .11%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .75%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .85%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       8      $      24      $      42      $      93


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the INVESTMENT GRADE BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------------
INVESTMENT GRADE BOND FUND
-----------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $10.07      $0.60        $ 0.09        $(0.60)        $   --        $10.16       6.99%        $  633,646    0.75%
  1996       10.26       0.60         (0.19)        (0.60)            --         10.07       4.02%           599,514    0.75%
  1995        9.89       0.61          0.37         (0.61)            --         10.26      10.39%           543,308    0.75%
  1994       10.45       0.50         (0.36)        (0.50)         (0.20)         9.89       1.17%           460,538    0.75%
  1993(1)    10.09       0.45          0.36         (0.45)            --         10.45       9.34%*          336,132    0.74%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.89%         0.85%            5.79%           298%
  1996        5.81%         0.87%            5.69%           184%
  1995        6.22%         0.88%            6.09%           238%
  1994        4.77%         0.88%            4.64%           259%
  1993(1)     5.14%*        0.87%*           5.01%*          299%


* ANNUALIZED.

(1)COMMENCED OPERATIONS ON JULY 16, 1992.


(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


U.S. GOVERNMENT SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in U.S. Government agency obligations, including mortgage-backed securities.


    The average maturity of the Fund's portfolio will typically range from 7 to 14 years, which may impact the Fund's exposure to interest rate risk.


    The Fund may invest in investment grade obligations, variable and floating rate instruments and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

4  PROSPECTUS

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Charles B. Leonard, CFA, First Vice President of Trusco Capital Management, Inc., and Michael L. Ford, an Associate of Trusco, have co-managed the U.S. Government Securities Fund since it began operating. Mr. Leonard, who has more than 25 years of investment experience, has been with Trusco since 1986 as the senior fixed income manager. Mr. Ford, who has more than 11 years of investment experience, has been with Trusco since April 1994. Prior to joining Trusco, he served as a senior securities analyst with Liberty Capital Advisors from 1992 to 1994 and has served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

TRANSACTION AND OPERATING EXPENSES
[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the U.S. GOVERNMENT SECURITIES FUND.


Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .45%
  Other Expenses                                                                                        .30%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .75%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.04%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       8      $      24      $      42      $      93


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the U.S. GOVERNMENT SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------------------
U.S. GOVERNMENT SECURITIES FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.91      $0.62        $ 0.11        $(0.62)        $   --        $10.02        7.54%       $ 19,471      0.75%
  1996       10.27       0.62         (0.33)        (0.62)         (0.03)         9.91        2.77%         10,277      0.75%
  1995(1)     9.98       0.53          0.29         (0.53)            --         10.27        8.64%+*        3,291      0.75%

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        6.19%         1.02%            5.92%            21%
  1996        6.05%         1.25%            5.55%            83%
  1995(1)     6.67%         3.33%            4.09%            30%


*  ANNUALIZED.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JULY 31, 1994.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in mortgage-backed securities issued or guaranteed by U.S. Government agencies, such as GNMA, Fannie Mae, or FHLMC. These securities typically have an average life of from 1 to 5 years.



    The Fund may invest in investment grade obligations, variable and floating rate instruments and asset-backed securities, and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Limited-Term Federal Mortgage Securities Fund is subject to the following types of risk:

    - Fund Risk;

6  PROSPECTUS

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, have co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating. Mr. Denney has served as Senior Vice President of STI Capital Management, N.A. since 1983. Mr. West, a Vice President of STI Capital Management, N.A., has served as a fixed-income portfolio manager with STI since 1989.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses                                                                                        .14%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(2)                                 .65%



(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN .79%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      36      $      81


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  7

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.99      $0.58        $ 0.04        $(0.58)        $(0.01)       $10.02       6.43%        $  123,903    0.65%
  1996       10.11       0.62         (0.14)        (0.60)            --          9.99       4.84%            73,370    0.65%
  1995(1)    10.00       0.58          0.13         (0.60)            --         10.11       7.50%+           41,823    0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.81%         0.78%            5.68%           133%
  1996        6.04%         0.84%            5.85%            83%
  1995(1)    6.43%*         0.93%*          6.15%*            68%


*  ANNUALIZED.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JUNE 7, 1994.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


SHORT-TERM BOND FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short-to intermediate-term investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in securities of foreign issuers, mortgage- and asset-backed securities, variable and floating rate instruments, futures and options.



    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    The Fund intends to maintain a dollar-weighted average maturity of 3 years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

8  PROSPECTUS


RISK CONSIDERATIONS


[LOGO]
         The Short-Term Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;


    - Event Risk;



    - Hedging Risks;



    - Prepayment Risk;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SHORT-TERM BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waiver(1)                                                          .51%
  Other Expenses                                                                                        .14%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .65%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .79%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      36      $      81


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  9

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the SHORT-TERM BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------
SHORT-TERM BOND FUND
-----------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.86      $0.53        $ 0.07        $(0.53)        $(0.03)       $ 9.90        6.30%       $89,701       0.65%
  1996        9.98       0.54         (0.10)        (0.54)         (0.02)         9.86        4.45%        91,156       0.65%
  1995        9.79       0.53          0.19         (0.53)            --          9.98        7.60%        60,952       0.65%
  1994       10.01       0.42         (0.21)        (0.42)         (0.01)         9.79        2.02%        34,772       0.65%
  1993(1)    10.00       0.08          0.01         (0.08)            --         10.01        4.45%*       25,334       0.64%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.37%          0.78%            5.24%         118%
  1996        5.39%          0.81%            5.23%         163%
  1995        5.49%          0.85%            5.29%         200%
  1994        4.15%          0.85%            3.95%          75%
  1993(1)     3.88%*         1.11%*           3.41%*         64%


*  ANNUALIZED.

(1) COMMENCED OPERATIONS ON MARCH 15, 1993.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


SHORT-TERM U.S. TREASURY
  SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term U.S. Treasury Securities Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests exclusively in obligations issued by the U.S. Treasury with remaining maturities of 3 years or less. The Fund will not invest in repurchase agreements. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average maturity will range from 1 to 2 years, which may impact the Fund's exposure to interest rate risk.

10  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Short-Term U.S. Treasury Securities Fund is subject to the following types of risk:

    - Fund Risk; and

    - Interest Rate Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. David Yealy, has managed the Short-Term U.S. Treasury Securities
Fund since July, 1996. He joined Trusco Capital Management, Inc. in 199   and
currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .35%
  Other Expenses                                                                                        .30%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .65%



(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .95%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                       $       7      $      21      $      36      $      81


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  11

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.


------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.84      $0.51        $ 0.04        $(0.51)        $   --        $9.88         5.76%       $21,988       0.65%
  1996        9.93       0.55         (0.09)        (0.55)            --         9.84         4.73%        10,149       0.65%
  1995        9.82       0.47          0.11         (0.47)            --         9.93         6.11%         9,599       0.65%
  1994        9.98       0.33         (0.11)        (0.33)         (0.05)        9.82         2.17%        12,723       0.65%
  1993(1)    10.00       0.07         (0.02)        (0.07)            --         9.98         2.22%*       30,336       0.63%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.23%          0.92%            4.96%          93%
  1996        5.56%          1.00%            5.21%          94%
  1995        4.91%          1.08%            4.48%          88%
  1994        3.23%          0.81%            3.07%         117%
  1993(1)     3.34%*         1.04%*           2.93%*         36%



* ANNUALIZED.



(1)COMMENCED OPERATIONS ON MARCH 15, 1993.



(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.



INVESTMENT GRADE TAX-EXEMPT
  BOND FUND
FUND OBJECTIVE


[LOGO]
           The Investment Grade Tax-Exempt Bond Fund seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade tax-exempt obligations.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment-grade municipal securities. The Fund intends to be fully invested in federally tax-exempt securities. The issuers of these securities can be located in:



    - any of the 50 states;


    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.


    At least 80% of the Fund's total assets are invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.



    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

12  PROSPECTUS


    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Investment Grade Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as a Senior Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .63%
  Other Expenses                                                                                        .12%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .75%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .86%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       8      $      24      $      42      $      93
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  13

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $11.10      $0.44        $0.33         $(0.44)        $(0.21)       $11.22        7.13%       $  139,144    0.75%
  1996       11.28       0.45         0.19          (0.45)         (0.37)        11.10        5.82%          124,507    0.75%
  1995       10.68       0.46         0.60          (0.46)            --         11.28       10.21%           78,208    0.75%
  1994(1)    11.37       0.22        (0.34)         (0.22)         (0.35)        10.68       (1.10)%+         44,595    0.75%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        3.96%         0.86%             3.85%           489%
  1996        4.01%         0.89%             3.87%           514%
  1995        4.34%         0.91%             4.18%           592%
  1994(1)     3.46%*        0.95%*            3.26%*          432%


*ANNUALIZED.


+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.


(1)COMMENCED OPERATIONS ON OCTOBER 21, 1993.


(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


FUND INFORMATION -- STATE
  TAX-EXEMPT BOND FUNDS

FLORIDA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Florida Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Florida residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Florida municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax. The issuers of these securities can be located in:

    - Florida;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

14  PROSPECTUS

    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

[LOGO]
         The Florida Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Florida Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as Senior Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the FLORIDA TAX-EXEMPT BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .49%
  Other Expenses                                                                                        .16%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .65%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .81%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       7      $      21      $      36      $      81
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the FLORIDA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------------
FLORIDA TAX-EXEMPT BOND FUND
-------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $10.06      $0.46        $ 0.25        $(0.46)        $(0.03)       $10.28        7.22%       $50,487       0.65%
  1996       10.18       0.46         (0.07)        (0.46)         (0.05)        10.06        3.87%        30,790       0.65%
  1995        9.75       0.44          0.43         (0.44)            --         10.18        9.26%        10,118       0.65%
  1994(1)    10.00       0.13         (0.25)        (0.13)            --          9.75       (1.19)%+       3,192       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        4.48%         0.80%             4.33%          135%
  1996        4.49%         0.88%             4.26%           63%
  1995        4.63%         1.13%             4.15%          105%
  1994(1)     3.86%*        1.12%*            3.39%*          53%


*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 25, 1994.


(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


GEORGIA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Georgia Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Georgia residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Georgia municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Georgia income tax. The issuers of these securities can be located in:


    - Georgia;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in variable and floating rate instruments, and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


    Under normal market conditions, it is anticipated that the Fund's average weighted maturity

16  PROSPECTUS


will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Georgia Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Ms. Gay Cash has managed the Georgia Tax-Exempt Bond Fund since it began operating. She has more than 16 years of investment experience and has served as a Vice President of SunTrust Bank, Atlanta since 1987.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the GEORGIA TAX-EXEMPT BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .48%
  Other Expenses                                                                                        .17%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .65%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .82%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       7      $      21      $      36      $      81
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  17

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the GEORGIA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.56      $0.42        $ 0.22        $(0.42)        $(0.05)       $ 9.73        6.79%       $39,732       0.65%
  1996        9.63       0.43         (0.05)        (0.43)         (0.02)         9.56        3.89%        22,950       0.65%
  1995        9.42       0.42          0.21         (0.42)            --          9.63        6.94%        13,187       0.65%
  1994(1)    10.00       0.14         (0.58)        (0.14)            --          9.42       (4.43)%+       4,338       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
            ----------  ---------------  ---------------  --------
  1997        4.31%         0.81%             4.15%           15%
  1996        4.36%         0.89%             4.12%           60%
  1995        4.56%         0.98%             4.23%           25%
  1994(1)     4.12%*        1.06%*            3.71%*          26%


*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 18, 1994.

TENNESSEE TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Tennessee Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Tennessee residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Tennessee municipal securities. The Fund intends to be fully invested in municipal securities the income on which is exempt from regular federal income tax and substantially exempt from State of Tennessee income tax. The issuers of these securities can be located in:


    - Tennessee;

    - District of Columbia;

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in variable and floating rate instruments and taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


    Under normal market conditions, it is anticipated that the Fund's average weighted maturity

18  PROSPECTUS


will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Tennessee Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Tennessee Tax-Exempt Bond Fund since the Fund began operating. He joined STI Capital in 1988, and currently serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the TENNESSEE TAX-EXEMPT BOND FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers and Reimbursements(1)                                      .00%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .65%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                                 .65%



(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE 1.07%.



(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.72%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       7      $      21      $      36      $      81
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  19

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the TENNESSEE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------------------
TENNESSEE TAX-EXEMPT BOND FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                           RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS   NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  -----------  ------------  ------------  ----------
  1997      $ 9.40      $0.43        $ 0.23        $(0.43)        $   --        $ 9.63          7.16%       $1,973       0.65%
  1996        9.50       0.43         (0.11)        (0.42)            --          9.40          3.43%        1,823       0.65%
  1995        9.22       0.44          0.28         (0.44)            --          9.50          8.17%        1,664       0.65%
  1994(1)    10.00       0.12         (0.77)        (0.13)            --          9.22         (6.52)%+        594       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
            ----------  ---------------  ---------------  --------
  1997        4.51%          1.72%            3.44%          16%
  1996        4.49%          1.68%            3.46%          41%
  1995        4.90%          2.65%            2.90%          28%
  1994(1)     4.24%*         1.43%*           3.46%*         13%


*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 27, 1994.

FUND INFORMATION -- MONEY
  MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests in U.S. and foreign money market instruments denominated in U.S. dollars.



    The Fund may invest in obligations of supranational entities rated in the highest short-term ratings category or their unrated equivalents. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.


RISK CONSIDERATIONS

[LOGO]
         The Prime Quality Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

20  PROSPECTUS

    - Credit Risk;


    - Call Risk;



    - Prepayment Risk;



    - Event Risk;



    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the PRIME QUALITY MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .50%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .08%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                                 .58%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .11%.



(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .76%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       6      $      19      $      32      $      73
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  21

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the PRIME QUALITY MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------------------
PRIME QUALITY MONEY MARKET FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
              VALUE     INVESTMENT      GAINS         FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  1997        $1.00       $0.05         $  --          $(0.05)         $   --         $1.00          5.01%       $ 1,086,555
  1996         1.00        0.05            --           (0.05)             --          1.00          5.25%         1,050,800
  1995         1.00        0.05            --           (0.05)             --          1.00          4.79%           799,189
  1994         1.00        0.03            --           (0.03)             --          1.00          2.88%           583,399
  1993(1)      1.00        0.03            --           (0.03)             --          1.00          2.92%*          410,991

                                                         RATIO OF NET
                          RATIO OF       RATIO OF         INVESTMENT
                            NET         EXPENSES TO      INCOME (LOSS)
                         INVESTMENT     AVERAGE NET     TO AVERAGE NET
             RATIO OF      INCOME         ASSETS            ASSETS
             EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING
            TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND
            NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)
            ----------   ----------   ---------------   ---------------
  1997        0.58%        4.90%           0.76%             4.72%
  1996        0.58%        5.11%           0.78%             4.91%
  1995        0.58%        4.77%           0.79%             4.56%
  1994        0.58%        2.86%           0.79%             2.65%
  1993(1)     0.58%*       2.85%*          0.78%*            2.65%*


*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests exclusively in:


          - U.S. Treasury obligations;



    - securities of wholly-owned corporations (E.G., GNMA, Fannie Mae, FHLMC), of the U.S. Government that are backed by the full faith and credit of the U.S. Government such as mortgage-backed securities; and



    - repurchase agreements.



    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

22  PROSPECTUS


    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.


RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Money Market Fund is subject to the following types of risk:

    - Fund Risk;


    - Interest Rate Risk;



    - Credit Risk;



    - Call Risk;



    - Prepayment Risk; and



    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .10%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                                 .61%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .11%.



(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .76%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       6      $      20      $      34      $      76
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  23

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997       $1.00      $0.05        $  --         $(0.05)        $   --        $1.00        4.83%        $  344,350    0.61%
  1996        1.00       0.05           --          (0.05)            --         1.00        5.14%           325,493    0.61%
  1995        1.00       0.05           --          (0.05)            --         1.00        4.67%           434,111    0.61%
  1994        1.00       0.03           --          (0.03)            --         1.00        2.77%           309,228    0.61%
  1993(1)     1.00       0.03           --          (0.03)            --         1.00        2.79%*          453,567    0.61%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING
             AVERAGE      WAIVERS AND      WAIVERS AND
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)
            ----------  ---------------  ---------------
  1997        4.73%          0.76%            4.58%
  1996        5.02%          0.78%            4.85%
  1995        4.64%          0.80%            4.45%
  1994        2.69%          0.77%            2.53%
  1993(1)     2.71%*         0.78%*           2.54%*


*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

TAX-EXEMPT MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality short-term municipal securities of issuers located in:



    - all 50 states;


    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in U.S. dollar denominated taxable money market instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

24  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Tax-Exempt Money Market Fund is subject to the following types of risk:

    - Fund Risk;


    - Interest Rate Risk;



    - Credit Risk;



    - Call Risk;



    - Event Risk;



    - Prepayment Risk; and



    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the TAX-EXEMPT MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .49%
  Other Expenses                                                                                        .11%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .60%



(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.



(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .66%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       6      $      19      $      33      $      75
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.



    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  25

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Trust Shares of the TAX-EXEMPT MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 1.00      $0.03        $  --         $(0.03)        $   --        $ 1.00        3.09%       $  333,006    0.50%
  1996        1.00       0.03           --          (0.03)            --          1.00        3.28%          273,613    0.50%
  1995        1.00       0.03           --          (0.03)            --          1.00        3.10%          215,413    0.45%
  1994        1.00       0.02           --          (0.02)            --          1.00        2.08%          143,982    0.42%
  1993(1)     1.00       0.02           --          (0.02)            --          1.00        2.12%*          78,416    0.41%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING
             AVERAGE      WAIVERS AND      WAIVERS AND
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)
            ----------  ---------------  ---------------
  1997        3.04%         0.66%             2.88%
  1996        3.23%         0.68%             3.05%
  1995        3.12%         0.70%             2.87%
  1994        2.05%         0.71%             1.76%
  1993(1)     2.07%*        0.70%*            1.78%*


*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.


    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.



    THE INVESTMENT OBJECTIVES OF THE INVESTMENT GRADE BOND FUND, U.S. GOVERNMENT SECURITIES FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, SHORT-TERM BOND FUND, AND SHORT-TERM U.S. TREASURY SECURITIES FUND ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

26  PROSPECTUS

RISK CONSIDERATIONS


                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FUND RISK -- The possibility that a Fund's performance during a    All Funds
specific period may not meet, or exceed, that of the market as a whole.

INTEREST RATE RISK -- The potential for a decline in the price of All Funds fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to    All Funds (except
make timely payments of either principal or interest.              Short-Term
                                                                   U.S. Treasury Securities
                                                                   Fund)

CALL RISK -- The possibility that securities with high interest    All Funds (except
rates will be prepaid (or "called") by the issuer, prior to        Short-Term
maturity, during periods of falling interest rates.This would      U.S. Treasury Securities
require a Fund to invest the resulting proceeds elsewhere, at      Fund)
generally lower interest rates.

EVENT RISK -- The possibility that corporate debt securities may   All Funds (except
suffer substantial declines in credit quality and market value     Short-Term
due to corporate restructurings. While event risk may be high for  U.S. Treasury Securities
certain corporate securities held by a Fund, event risk overall    Fund and U.S.
should be low because of the Fund's diversified holdings.          Government Securities
                                                                   Money Market Fund)

GEOGRAPHIC RISK -- The risk that a Fund's concentration of         State Tax-Exempt Funds
investments in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and
government policies of that state or region that could adversely affect the value of a Fund.

                                                          PROSPECTUS  27


                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed  Investment Grade Bond Fund securities may be retired substantially earlier than their stated  U.S. Government
maturities or final distribution dates, resulting in a loss of        Securities Fund
all, or part, of any premium paid.                                 Limited-Term Federal
                                                                      Mortgage Securities
                                                                      Fund
                                                                   Short-Term Bond Fund
                                                                   Money Market Funds

HEDGING RISKS -- Hedging is a strategy designed to offset          Investment Grade Bond Fund
investment risks. Hedging activities include, among other things,  Short-Term Bond Fund
the use of options and futures. There are risks associated with    Investment Grade
hedging activities, including:                                        Tax-Exempt Bond Fund
- The success of a hedging strategy may depend on an ability to    State Tax-Exempt Funds
  predict movements in the prices of individual securities,        Money Market Funds
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures
  contract or option;
- Trading restrictions or limitations may be imposed by an
  exchange, and government regulations may restrict trading in futures contracts and options.

28  PROSPECTUS


                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FOREIGN SECURITY RISKS -- There are risks associated with          Investment Grade Bond Fund
international investing, including:                                Prime Quality Money
     CURRENCY RISK -- The possibility that changes in foreign         Market Fund
     exchange rates will affect, favorably or unfavorably, the     Short-Term Bond Fund
     value of foreign securities or the U.S. dollar amount of
     income or gain received on such securities.
     VOLATILITY -- Investments in foreign stock markets can be
     more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
     EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated
     commissions on U.S. exchanges. Expenses for custodial
     arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for
     handling U.S. securities of equal value.
     FOREIGN TAXES -- Certain foreign governments levy
     withholding taxes against dividend and interest income.
     Although in some countries a portion of these taxes are
     recoverable, the non-recovered portion of foreign
     withholding taxes will reduce the income received from the securities comprising the portfolio.
     REGULATORY ENVIRONMENT -- Foreign companies generally are
     not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
     domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic
     issuers. There is generally less government regulation of
     securities exchanges, brokers, and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange  Investment Grade Bond Fund
rates will affect, favorably or unfavorably, the value of foreign   Prime Quality Money
securities or the U.S. dollar amount of income or gain received       Market Fund
on such securities.                                                Short-Term Bond Fund

                                                          PROSPECTUS  29

PURCHASING FUND SHARES
WHO MAY BUY TRUST SHARES OF THE FUNDS


    Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), on behalf of accounts for which they act as a fiduciary, agent, investment advisor or custodian. As a result, you, as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name
of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.


HOW TO BUY FUND SHARES

    Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). However, you may not purchase or redeem shares of a Money Market Fund on days that the Federal Reserve is closed (Federal holidays).


    - MONEY MARKET FUNDS. The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Trust. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Statement of Additional Information (SAI).



      Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or
      (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, as long as the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day.



    - NON-MONEY MARKET FUNDS. The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV for the non-Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the

30  PROSPECTUS


      total number of shares owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for certain securities owned by a Fund. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.



    Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge fees for services provided in connection with the purchase of Trust Shares. Financial institutions also may impose an earlier time for a purchase order to be effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares, you should contact your financial institution directly.


    The Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR SHARES


    Redemption requests should be sent to the Transfer Agent by your financial institution. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account.


    - MONEY MARKET FUNDS. For Money Market Funds, a redemption request will be effective as of the Business Day it is received by the Trust's transfer agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Funds.

    - NON-MONEY MARKET FUNDS. Redemption requests for non-Money Market Funds must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV.


    Requests received after these times will normally be executed the next Business Day. You may have to transmit your redemption request to your financial institution at an earlier time for your redemption to be effective that day. For more information about how to redeem your shares, you should contact your financial institution directly. The Trust reserves the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.


REDEMPTIONS IN KIND


    The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely

                                                          PROSPECTUS  31

that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage cost to sell the securities distributed to you.


TRANSACTIONS OVER THE TELEPHONE



    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try and keep your telephone transactions as safe, secure and risk free as possible, the Trust has developed certain safeguards and procedures for ascertaining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for following telephone or wire instructions reasonably they believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

    Income dividends of each Fund are declared daily and paid monthly. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional shares unless the you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND


    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

32  PROSPECTUS

TAX STATUS OF DISTRIBUTIONS


    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.



    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.



    Distributions paid in January, but declared as dividends by a Fund in October, November or December of the previous year, are taxable to you in the previous, may be taxable in the previous year.



TAX STATUS OF SHARES



    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.



TAX MANAGEMENT



    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.


TAX-EXEMPT DISTRIBUTIONS


    The State Tax-Exempt Funds, the Tax-Exempt Money Market Fund, and the Investment Grade Tax-Exempt Bond Fund may pay "exempt-interest" dividends. Exempt-interest dividends are excludable from your gross income for Federal income tax purposes, but may have other Federal income tax consequences (I.E., alternative minimum tax). Current Federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.


STATE TAX CONSIDERATIONS


    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.



    Distributions by Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive attributable to interest on U.S. Government obligations may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. You should verify your tax liability with your tax advisor.

                                                          PROSPECTUS  33

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution or intermediary, you may have certain voting rights depending on the nature of your account.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act requires the shareholders to elect Trustees. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

    Shareholders of record, generally a financial institution or intermediary, will receive the Trust's unaudited financial information and audited financial statements, as well as proxy statements and other reports. If you are a customer of a financial institution, you may receive this information directly from the financial institution, depending on the nature of your account.

SHAREHOLDER INQUIRIES

    You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS


    The Advisors make investment decisions for the assets of the Funds they advise and continuously review, supervise, and administer their respective Fund's investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

34  PROSPECTUS


    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Investment Grade Bond, Limited-Term Federal Mortgage Securities, Investment Grade Tax-Exempt Bond, and Florida Tax-Exempt Bond Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, Tax-Exempt Money Market, Short-Term U.S. Treasury Securities, Short-Term Bond, and U.S.
Government Securities Funds. As of             , 1997, Trusco had approximately
$    billion in assets under management. The principal business address of
Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    SunTrust Bank, Chattanooga, N.A. (SunTrust Chattanooga) serves as the
Advisor to the Tennessee Tax-Exempt Bond Fund. As of             , 1997,
SunTrust Bank, Chattanooga, N.A. had approximately $    billion in assets under
management. The principal business address of SunTrust Bank, Chattanooga, N.A. is 736 Market Street, Chattanooga, Tennessee 37402. For the fiscal year ended May 31, 1997, SunTrust Chattanooga received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    SunTrust Bank, Atlanta (SunTrust Atlanta) serves as the Advisor to the
Georgia Tax-Exempt Bond Fund. As of             , 1997, SunTrust Bank, Atlanta
had approximately $    billion in assets under management. The principal address
for SunTrust Bank, Atlanta is 25 Park Place, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, SunTrust Atlanta received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of          , 1997. SunTrust is one of the 20 largest banking
companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately
$    billion, as of             , 1997.


    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

                                                          PROSPECTUS  35

DISTRIBUTION


    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services for the Trust Shares of each Fund.


    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are subject to a contingent deferred sales charge. Investor Shares are subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Flex or Investor Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

ADMINISTRATION


    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:


AVERAGE AGGREGATE NET ASSETS                                                              FEE
-----------------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                            0.10%
over $1 billion to $5 billion                                                               0.07%
over $5 billion to $8 billion                                                               0.05%
over $8 billion to $10 billion                                                              0.045%
over $10 billion                                                                            0.04%


    The Administrator may voluntarily waive all or a portion of its fees to limit the net expenses of the Funds to the amounts in each Fund's Operating Expense summary.

36  PROSPECTUS


FUND INVESTMENTS -- NON-MONEY MARKET FUNDS



% = Maximum percentage permissible. Except for illiquid securities, all percentages shown are of total assets.


X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.


-- = Not permitted.



                                              LIMITED-TERM              SHORT-TERM
                      INVESTMENT     U.S.       FEDERAL                    U.S.     INVESTMENT   FLORIDA     GEORGIA    TENNESSEE
                        GRADE     GOVERNMENT    MORTGAGE    SHORT-TERM   TREASURY     GRADE     TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT
SECURITY                 BOND     SECURITIES   SECURITIES      BOND     SECURITIES  TAX-EXEMPT     BOND        BOND        BOND
OR PRACTICE              FUND        FUND         FUND         FUND        FUND     BOND FUND      FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL
  INVESTMENTS
    ADRs                  X           --           --           --          --          --          --          --          --
    Asset-Backed
     Securities           X           *           35%           X           --          --          --          --          --
    Bank Obligations      X          35%          35%           --          --          --          --          --          --
    Commercial Paper
     (Two Highest
     Ratings
     Categories)          --         35%          35%           --          --          --          --          --          --
    Corporate Debt
     Obligations
     (Investment
     Grade)              X(4)        35%          35%          X(4)         --         20%        20%(4)      20%(4)      20%(4)
    Investment
     Company Shares      10%         10%          10%          10%         10%         10%         10%         10%         10%
    Mortgage-Backed
     Securities          X(1)        X(7)         X(7)         X(2)         --          *           *           *           *
    Municipal
     Securities (Two
     Highest Ratings
     Categories)          --          --           --          X(4)         --       X(3,4,5)    X(3,4,5)    X(3,4,5)    X(3,4,5)
    Repurchase
     Agreements           *          35%          35%           *           --         20%         20%         20%         20%
    Restricted
     Securities           *           *            *            *           *           *           *           *           *
    Securities of
     Foreign Issuers      X           --           --           X           --          --          --          --          --
    Supranational
     Agency
     Obligations          X           --           --          35%          --          --          --          --          --
    U.S. Treasury
     and Government
     Agency
     Obligations          X           X           35%           X           6          20%         20%         20%         20%
    Zero Coupon
     Obligations          X           --           --           X           --          X           X           X           X
INVESTMENT PRACTICES
    Borrowing          33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Dollar Rolls          --          X            X            --          --          --          --          --          --
    Illiquid
     Securities          15%         15%          15%          15%         15%         15%         15%         15%         15%
    Securities
     Lending           33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Standby
     Commitments          X           X            X            X           X           X           X           X           X
    When-Issued
     Securities        33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
LEVERAGING AND
  HEDGING TOOLS
    Futures and
     Options on
     Futures             35%          *            *           35%          --          *          35%         35%         35%
    Puts                 35%          --           --          35%          --         35%         35%         35%         35%
    Options              35%          *            *           35%          *           *          35%         35%         35%
    Swaps, Caps,
     Floors and
     Collars             25%          --           --           --          --          --          --          --          --
    Variable and
     Floating
     Rate
     Instruments          X           X            X            X           X           X           X           X           X



(1) MAY PURCHASE UP TO 35% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.


(2) MAY PURCHASE UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.


(3) INVESTS AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES. OF THIS 65%, 75% MUST BE RATED A OR BETTER OR THEIR UNRATED EQUIVALENTS. EACH STATE TAX-EXEMPT BOND FUND MUST INVEST AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES ISSUED BY ITS RESPECTIVE STATE.


(4) MAY PURCHASE UP TO 25% RATED BBB OR BAA OR THEIR UNRATED EQUIVALENTS.


(5) MAY PURCHASE MUNICIPAL FORWARDS.


(6) U.S. TREASURY OBLIGATIONS ONLY.


(7) PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES PERMITTED BUT NOT TYPICALLY
    USED.

                                                          PROSPECTUS  37


FUND INVESTMENTS -- MONEY MARKET FUNDS



% = Maximum percentage permissible. Except for illiquid securities, all percentages shown are of total assets.


X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.


-- = Not permitted.



                                                                                               U.S. GOVERNMENT
                                                                              PRIME QUALITY      SECURITIES        TAX-EXEMPT
                                                                              MONEY MARKET      MONEY MARKET      MONEY MARKET
SECURITY OR PRACTICE                                                              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    Asset-Backed Securities                                                         *                --                --
    Bank Obligations                                                              X(1)               --                20%
    Commercial Paper (Highest Quality)                                              X                --                 X
    Investment Company Securities                                                  10%               10%               10%
    Mortgage-Backed Securities                                                    *(2)                X                 *
    Municipal Securities                                                           --                --                 X
    Repurchase Agreements                                                           X                 X                20%
    Restricted Securities                                                           *                 *                 *
    Securities of Foreign Issuers                                                   X                --                --
    Short-Term Corporate Obligations                                                X                --                --
    Supranational Agency Obligations                                                X                --                --
    U.S. Treasury and Agency Obligations                                            X                 X                20%
    Zero Coupon Obligations                                                         X                 X                 X
INVESTMENT PRACTICES
    Borrowing                                                                    33 1/3%           33 1/3%           33 1/3%
    Illiquid Securities                                                            10%               10%               10%
    Securities Lending                                                           33 1/3%           33 1/3%           33 1/3%
    Standby Commitments                                                             X                 X                 X
    When-Issued Securities                                                       33 1/3%           33 1/3%           33 1/3%
LEVERAGING AND HEDGING TOOLS
    Variable and Floating Rate Instruments                                          X                 X                 X



(1) MAY INVEST UP TO 25% OF ITS ASSETS IN OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF U.S. BANKS AND BY LONDON BRANCHES OF FOREIGN BANKS.

(2) INCLUDES PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.



    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.



INVESTMENT RESTRICTIONS



    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:



    - invest more than 5% of its assets in the securities of any one issuer;



    - purchase more than 10% of the outstanding voting securities of any one issuer.

38  PROSPECTUS


MORE ABOUT INVESTMENTS AND HEDGING TOOLS

    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.


    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.


    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.


    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.


    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).


    DOLLAR ROLLS are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.
    A Fund may use futures contracts, and related options, for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to

                                                          PROSPECTUS  39

minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law.


    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

    LOAN PARTICIPATIONS are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and SHORT-TERM CORPORATE OBLIGATIONS.

    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.
    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators,

40  PROSPECTUS

or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.
    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.
    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.
    MUNICIPAL FORWARDS are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.
    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
    MUNICIPAL SECURITIES consist of:
    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities; and
    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.


    OPTIONS--The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means

                                                          PROSPECTUS  41


that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.


    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.


    RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities.


    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.


    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including COMMERCIAL PAPER and other short-term corporation obligations. Short-term corporate obligations are short-term obligations issued by corporations.


    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.


    SUPRANATIONAL AGENCY OBLIGATIONS are obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.


    SWAPS, CAPS, FLOORS and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging insturments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

42  PROSPECTUS


    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                                                          PROSPECTUS  43


STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802
           SunTrust Bank, Atlanta                    25 Park Place
                                                     Atlanta, GA 30303
           SunTrust Bank, Chattanooga, N.A.          736 Market Street
                                                     Chattanooga, TN 37402

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

44  PROSPECTUS


    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or the annual or semi-annual report, without charge by calling 1-800-874-4770 or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

100092/10-97


STI CLASSIC FUNDS INVESTOR
AND FLEX SHARES
PROSPECTUS

OCTOBER 1, 1997




CAPITAL GROWTH FUND

VALUE INCOME STOCK FUND

SMALL CAP EQUITY FUND

MID-CAP EQUITY FUND

BALANCED FUND

SUNBELT EQUITY FUND

INTERNATIONAL EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND




INVESTMENT ADVISORS
TO THE FUNDS:

STI CAPITAL MANAGEMENT, N.A.

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Advisors")




STI CLASSIC FUNDS

PROSPECTUS



GENERAL INFORMATION
AND CONTENTS



        1  ABOUT THE TRUST
      ---

        1  CAPITAL GROWTH FUND
      ---

        3  VALUE INCOME STOCK FUND
      ---

        6  SMALL CAP EQUITY FUND
      ---

        8  MID-CAP EQUITY FUND
      ---

       10  BALANCED FUND
      ---

       13  SUNBELT EQUITY FUND
      ---

       15  INTERNATIONAL EQUITY INDEX FUND
      ---

       18  INTERNATIONAL EQUITY FUND
      ---

       21  RISK CONSIDERATIONS
      ---

       26  PURCHASING FUND SHARES
      ---

       32  TAX INFORMATION
      ---

       34  FUND INVESTMENTS
      ---

       36  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---



    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    THE FUNDS:


    - ARE NOT BANK DEPOSITS


    - ARE NOT FEDERALLY INSURED


    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY


    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.



    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.


OCTOBER 1, 1997

                                                          PROSPECTUS  1


ABOUT THE FUND



    STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Investor Shares and Flex Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, and International Equity Fund (the Equity Funds).



CHOOSING INVESTOR OR FLEX SHARES



    Each class has its own expense structure and other characteristics, allowing you to decide which class best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.



INVESTOR SHARES



- Front-end sales charge



- Lower annual expenses



- $2,000 minimum initial investment



FLEX SHARES



- Deferred sales charge on shares redeemed within one year of purchase



- Higher annual expenses



- $10,000 minimum initial investment


FUND INFORMATION -- EQUITY FUNDS

CAPITAL GROWTH FUND
FUND OBJECTIVE

[LOGO]

           The Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of undervalued equity securities traded in the United States.



    Based on its analysis of overall business cycles, the Advisor rotates the Fund's investments between various market sectors.



    The Fund may invest in securities of foreign issuers, high yield securities; and shares of money market investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Capital Growth Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

2  PROSPECTUS


    - Credit Risk;



    - Event Risk;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the CAPITAL GROWTH FUND.



                                                                           INVESTOR SHARES       FLEX SHARES
----------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                    3.75%               None
    Maximum Deferred Sales Charge                                                 None                2.00%



(*)  SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   1.05%               1.05%
  12b-1 Distribution & Service Fees After Reimbursements(2)                        .56%                .95%
  Other Expenses After Fee Waivers and Reimbursements(3)                           .19%                .27%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           1.80%               2.27%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .68% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .28% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.02% FOR INVESTOR SHARES AND 2.43% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------
You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $55        $92       $131      $241
      contingent deferred sales charge* for FLEX
       SHARES                                         $43        $71       $122      $261



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the CAPITAL GROWTH FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------
CAPITAL GROWTH FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
     INVESTOR
       SHARES
 1997             $14.89       $0.03         $3.10          $(0.02)         $(2.94)        $  15.06         23.74%     $  218,660
  1996             12.17        0.03          3.32           (0.04)          (0.59)           14.89         28.18%        191,078
  1995             11.98        0.09          0.57           (0.07)          (0.40)           12.17          5.93%        160,875
  1994             11.93        0.09          0.31           (0.09)          (0.26)           11.98          3.26%        170,795
  1993(1)          10.00        0.06          1.93           (0.06)         --                11.93         20.49%*       131,858

     FLEX
       SHARES
 1997             $14.84       $(0.01)       $3.07          $--             $(2.94)        $  14.96         23.24%     $   36,753
  1996(2)          12.20        0.02          3.26           (0.05)          (0.59)           14.84         27.48%*        10,969

                                                              RATIO OF NET
                                                               INVESTMENT
                               RATIO OF     RATIO OF EX-      INCOME (LOSS)
                                 NET       PENSES TO AVER-   TO AVERAGE NET
                              INVESTMENT   AGE NET ASSETS        ASSETS
                  RATIO OF      INCOME       (EXCLUDING        (EXCLUDING
                  EXPENSES    (LOSS) TO      WAIVERS AND       WAIVERS AND     PORTFOLIO  AVERAGE
                 TO AVERAGE    AVERAGE          REIM-             REIM-        TURNOVER   COMMISSION
                 NET ASSETS   NET ASSETS     BURSEMENTS)       BURSEMENTS)     RATE(3)     RATE**
                 ----------   ----------   ---------------   ---------------   --------   --------
     INVESTOR
       SHARES
 1997              1.80%         0.19%         2.02%             (0.03)%          141%    $0.0620
  1996             1.80%         0.24%         2.08%             (0.04)%          156%      --
  1995             1.80%         0.73%         2.10%              0.43%           128%      --
  1994             1.80%         0.64%         2.11%              0.33%           124%      --
  1993(1)          1.80%*        0.81%*        2.06%*             0.55%*           95%      --
     FLEX
       SHARES
 1997              2.27%        (0.29)%        2.43%             (0.45)%          141%    $0.0620
  1996(2)          2.27%*       (0.29)%*       2.68%*            (0.70)%*         156%      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.



(1)  COMMENCED OPERATIONS ON JUNE 9, 1992.



(2)  COMMENCED OPERATIONS ON JUNE 1, 1995.



(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


VALUE INCOME STOCK FUND
FUND OBJECTIVE

[LOGO]

           The Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund strives to provide a yield above that of the S&P 500 Stock Index. The Fund primarily invests in equity securities of companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends.



    The Fund may invest in securities of foreign issuers, high yield securities, futures, options, and securities issued by companies with smaller market capitalizations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

4  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Value Income Stock Fund is subject to the following types of risk:

    - Fund Risk;


    - Market Risk;



    - Small Issuer Risk;



    - Credit Risk;



    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]

           Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience, and has been a portfolio manager at STI Capital Management since 1989.


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the VALUE INCOME STOCK FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%



*  SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees                                                        .80%              .80%
  12b-1 Distribution & Service Fees After Reimbursements(1)                       .31%              .98%
  Other Expenses After Fee Waivers and Reimbursements(2)                          .19%              .22%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)          1.30%             2.00%



(1) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICES FEES WOULD BE .33% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(2) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .23% FOR FLEX SHARES.



(3) ABSENT THE REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.32% FOR INVESTOR SHARES AND 2.03% FOR FLEX SHARES. THESE REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS REIMBURSING ITS FEE.



                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------
You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $50        $77       $106      $188
      contingent deferred sales charge* for FLEX
       SHARES                                         $40        $63       $108      $233



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5


    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



*IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND
SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the VALUE INCOME STOCK FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------
VALUE INCOME STOCK FUND
-------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                      REALIZED
                                                        AND
                              NET                    UNREALIZED                    DISTRIBUTIONS      NET
                             ASSET        NET        NET GAINS     DISTRIBUTIONS       FROM          ASSET
                             VALUE     INVESTMENT     (LOSSES)       FROM NET        REALIZED        VALUE
                           BEGINNING     INCOME          ON         INVESTMENT        CAPITAL        END OF        TOTAL
                           OF PERIOD     (LOSS)     INVESTMENTS       INCOME           GAINS         PERIOD        RETURN
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
     INVESTOR SHARES
 1997                       $13.13       $0.25         $2.32          $(0.26)         $(1.76)        $13.68        21.69%
  1996                       11.58        0.30          1.71           (0.30)          (1.16)         13.13        27.39%
  1995                       10.52        0.28          1.56           (0.27)          (0.51)         11.58        18.71%
  1994                       10.23        0.26          0.67           (0.27)          (0.37)         10.52         9.27%
  1993(1)                     9.73        0.09          0.44           (0.03)         --              10.23        19.42%*

     FLEX SHARES
 1997                       $13.08       $0.18         $2.29          $(0.18)         $(1.76)        $13.61         20.91
  1996(2)                    11.59        0.26          2.65           (0.26)          (1.16)         13.08        26.52%*

                                                                                         RATIO OF
                                                        RATIO OF                            NET
                                                          NET          RATIO OF         INVESTMENT
                                           RATIO OF    INVESTMENT     EXPENSES TO      INCOME (LOSS)
                                           EXPENSES      INCOME       AVERAGE NET       TO AVERAGE
                               NET            TO       (LOSS) TO        ASSETS          NET ASSETS
                              ASSETS       AVERAGE      AVERAGE       (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                              END OF         NET          NET         WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION

                           PERIOD (000)     ASSETS       ASSETS     REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)     RATE**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
     INVESTOR SHARES
 1997                        $  165,999     1.30%        2.01%          1.31%             2.00%            105%    0.$0609
  1996                          130,597     1.30%        2.47%          1.37%             2.40%            134%      --
  1995                           92,256     1.30%        2.80%          1.41%             2.69%            126%      --
  1994                           60,589     1.25%        2.80%          1.44%             2.61%            149%      --
  1993(1)                        24,779     1.15%*       4.51%*         1.63%*            4.04%*            35%      --
     FLEX SHARES
 1997                        $   73,466     2.00%        1.33%          2.03%             1.30%            105%    0.$0609
  1996(2)                        26,298     2.00%*       1.72%*         2.15%*            1.57%*           134%      --


 * ANNUALIZED.


** AVERAGE COMMISSIONS RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.



(1)  COMMENCED OPERATIONS ON FEBRUARY 17, 1993.



(2)  COMMENCED OPERATIONS ON JUNE 1, 1995.



(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

6  PROSPECTUS

SMALL CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under
$1 billion.



    The Fund may invest in securities of foreign issuers and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Small Cap Equity Fund is subject to the following types of risk:

    - Fund Risk;


    - Market Risk;



    - Small Issuer Risk;



    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating.
He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990.

                                                          PROSPECTUS  7

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Flex Shares of the SMALL CAP EQUITY FUND. Investor Shares of the Fund are not currently available for purchase.



                                                                                            FLEX SHARES
----------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                                   2.00%



*  SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                  0.97%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                      0.73%
  Other Expenses After Fee Waivers and Reimbursements(3)                                         0.55%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                          2.25%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.


(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD 1.00%.

(3) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.


(4) ABSENT THE VOLUNTARY WAIVERS DESCRIBED ABOVE, THE ESTIMATED TOTAL FUND OPERATING EXPENSES WOULD BE 2.70%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                                                           1 YEAR         3 YEARS
------------------------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum contingent deferred sales charge* for Flex
Shares                                                                           $      43      $      70



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged seperate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

8  PROSPECTUS

MID-CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]

           The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important factor in selecting investments and any such income should be considered incidental.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion).



    The Fund may invest in securities of foreign issuers, high yield securities and variable and floating rate instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]

         The Mid-Cap Equity Fund is subject to the following types of risk:


    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;


    - Credit Risk;



    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience.
Mr. Perny has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991.

                                                          PROSPECTUS  9

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the Mid-Cap Equity Fund.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%*



(*)SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.04%             1.04%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .30%              .73%
  Other Expenses After Fee Waivers and Reimbursments(3)                           .26%              .43%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.60%             2.20%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .27% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.85% FOR INVESTOR SHARES AND 2.58% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $53        $86       $121      $220
      contingent deferred sales charge* for FLEX
       SHARES                                         $42        $69       $118      $253



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

10  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the MID-CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------
MID-CAP EQUITY FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                                               NET ASSETS
              VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                     END OF
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                     PERIOD
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN     (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ----------
  INVESTOR
    SHARES
  1997       $12.74       $(0.03)       $1.69          $(0.01)         $(1.22)        $13.17        13.76%       2$0,245
  1996        10.99        0.03          2.62           (0.03)          (0.87)         12.74        24.93%       17,971
  1995         9.84        0.03          1.15           (0.03)         --              10.99        11.96%        7,345
  1994(1)     10.00        0.01         (0.17)         --              --               9.84        (1.60)%       3,004

     FLEX
    SHARES
 1997        $12.69       $(0.07)       $1.64          $--             $(1.22)        $13.04        13.06%       1$0,120
  1996(2)     11.13       --             2.45           (0.02)          (0.87)         12.69        23.00%*       5,029

                                                       RATIO OF
                                                          NET
                                                      INVESTMENT
                          RATIO OF       RATIO OF       INCOME
                             NET       EXPENSES TO     (LOSS) TO
                         INVESTMENT    AVERAGE NET    AVERAGE NET
             RATIO OF      INCOME         ASSETS        ASSETS
             EXPENSES     (LOSS) TO     (EXCLUDING    (EXCLUDING    PORTFOLIO  AVERAGE
            TO AVERAGE   AVERAGE NET   WAIVERS AND    WAIVERS AND   TURNOVER   COMMISSION
            NET ASSETS     ASSETS      REIMBURSEMENTS) REIMBURSEMENTS) RATE(3)  RATE**
            ----------   -----------   ------------   -----------   --------   --------

  INVESTOR
    SHARES
  1997        1.60%        (0.21%)      1.85%         (0.46)%          152%    $0.0587
  1996        1.60%         0.25%       1.96%         (0.11)%          116%      --
  1995        1.60%         0.43%       2.27%         (0.24)%           66%      --
  1994(1)     1.60%*        0.74%*      4.60%*        (2.26)%*           8%      --
     FLEX
    SHARES
 1997         2.20%        (0.85%)      2.58%         (1.23%)          152%    $0.0587
  1996(2)     2.20%*       (0.37)%*     3.04%*        (1.21)%*         116%      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1)  COMMENCED OPERATIONS ON FEBRUARY 1, 1994.



(2)  COMMENCED OPERATIONS ON JUNE 5, 1995.



(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


BALANCED FUND
FUND OBJECTIVE

[LOGO]
           The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities and debt obligations.

                                                          PROSPECTUS  11


    The Fund may invest in securities of foreign issuers, investment grade obligations, variable and floating rate instruments, mortgage- and asset-backed securities, and shares of investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Balanced Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;


    - Event Risk;



    - Prepayment Risk;



    - Hedging Risks;



    - Foreign Securities Risk; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]

           The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., since 1979, has more than 30 years of investment experience. Mr. Denney, Senior Vice President, STI Capital Management, N.A., since 1983, has more than 17 years of experience.


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the BALANCED FUND.



                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charges Imposed on Purchases*                                  3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%



*  SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .83%               .83%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .04%               .67%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .38%               .51%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.25%              2.01%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .95%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .28% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .41% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.64% FOR INVESTOR SHARES AND 2.46% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

12  PROSPECTUS


EXAMPLE                                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES                 $      50     $      76     $     104      $     183
      contingent deferred sales charge* for FLEX SHARES          $      40     $      63     $     108      $     234



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the BALANCED FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------
BALANCED FUND
--------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                       REALIZED
                                          AND                   DISTRIBUTIONS
             NET ASSET       NET      UNREALIZED   DISTRIBUTIONS    FROM                              NET ASSETS    RATIO OF
               VALUE     INVESTMENT    NET GAINS    FROM NET     REALIZED     NET ASSET                 END OF     EXPENSES TO
             BEGINNING     INCOME     (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END     TOTAL       PERIOD     AVERAGE NET
             OF PERIOD     (LOSS)     INVESTMENTS    INCOME        GAINS      OF PERIOD     RETURN       (000)       ASSETS
            -----------  -----------  -----------  -----------  -----------  -----------  ----------  -----------  -----------
  INVESTOR
    SHARES
  1997      $    11.60   $     0.29   $     1.48   $    (0.29 ) $    (1.09 ) $    11.99       16.27 % $    6,012        1.25%
  1996           10.30         0.30         1.41        (0.30 )      (0.11 )      11.60       16.88 %      4,896        1.25%
  1995            9.79         0.28         0.51        (0.28 )     --            10.30        8.29 %      3,765        1.25%
  1994(1)        10.00         0.03        (0.24 )     --           --             9.79       (2.10 )%      2,311       1.25%*

     FLEX
    SHARES
 1997       $    11.53   $     0.22   $     1.45   $    (0.21 ) $    (1.09 ) $    11.90       15.40 % $    6,067        2.01%
  1996(2)        10.36         0.24         1.29        (0.25 )      (0.11 )      11.53       15.58 %*      3,131       2.00%*

                                        RATIO OF NET
             RATIO OF      RATIO OF      INVESTMENT
                NET      EXPENSES TO   INCOME (LOSS)
            INVESTMENT   AVERAGE NET   TO AVERAGE NET
              INCOME        ASSETS         ASSETS
             (LOSS) TO    (EXCLUDING     (EXCLUDING     PORTFOLIO     AVERAGE
            AVERAGE NET  WAIVERS AND    WAIVERS AND     TURNOVER    COMMISSION
              ASSETS     REIMBURSEMENTS) REIMBURSEMENTS)   RATE(3)    RATE**
            -----------  ------------  --------------  -----------  -----------

  INVESTOR
    SHARES
  1997           2.58  %      1.64%          2.19    %       197%   $   0.0608
  1996           2.70  %      1.89%          2.06    %       155%       --
  1995           3.17  %      1.80%          2.62    %       157%       --
  1994(1)        2.46  %*      4.91%  *      (1.20    )%*       106%     --
     FLEX
    SHARES
 1997            1.84  %      2.45%          1.40    %       197%   $   0.0608
  1996(2)        1.85  %*      2.97%  *       0.88    %*       155%     --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1)  COMMENCED OPERATIONS ON JANUARY 4, 1994.



(2)  COMMENCED OPERATIONS ON JUNE 14, 1995.



(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER. THE PORTFOLIO TURNOVER RATE WAS 135% FOR THE EQUITY PORTION OF THE FUND AND 286% FOR THE FIXED INCOME PORTION OF THE FUND.

                                                          PROSPECTUS  13

SUNBELT EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S.
 Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:


    - Texas

    - Arkansas

    - Alabama

    - Mississippi

    - Tennessee

    - Kentucky

    - Florida

    - Virginia

    - Georgia

    - North Carolina

    - South Carolina

    - Louisiana

    Because the Fund's investments are concentrated in this geographic area, the Fund will be greatly affected by the economic conditions of these states.


    The Fund may invest in high yield securities, futures, and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Sunbelt Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Geographic Risk;


    - Hedging Risks; and



    - High-Yield Security Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

14  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the SUNBELT EQUITY FUND.



                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%



* SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.04%              1.04%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .29%               .61%
  Other Expenses                                                                  .27%               .55%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)          1.60%              2.20%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.85% FOR INVESTOR SHARES AND 2.70% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $53        $86       $121      $220
      contingent deferred sales charge* for FLEX
       SHARES                                         $42        $69       $118      $253



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the SUNBELT EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------------
SUNBELT EQUITY FUND
--------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
              VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  INVESTOR
    SHARES
  1997       $13.95       $(0.14)       $ 0.24         --              $(0.99)        $  13.06       1.05%        $28,095
  1996         9.96        (0.11)         4.30         --               (0.20)           13.95      42.58%         29,002
  1995         9.69        (0.05)         0.36         --               (0.04)            9.96       3.20%         22,180
  1994(1)     10.00        (0.02)        (0.29)        --              --                 9.69      (3.10)%        16,077

     FLEX
    SHARES
 1997        $13.97       $(0.14)       $ 0.16         --              $(0.99)        $  13.00       0.46%        $ 5,689
  1996(2)     10.20        (0.07)         4.04         --               (0.20)           13.97      39.86%*         2,705

                                                         RATIO OF NET
                          RATIO OF       RATIO OF         INVESTMENT
                            NET         EXPENSES TO     INCOME(LOSS) TO
                         INVESTMENT     AVERAGE NET       AVERAGE NET
             RATIO OF      INCOME         ASSETS            ASSETS
             EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
            TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
            NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)     RATE**
            ----------   ----------   ---------------   ---------------   --------   --------

  INVESTOR
    SHARES
  1997        1.60%       (1.10)%         1.84%            (1.34)%            72%    $0.0674
  1996        1.60%       (0.79)%         1.93%            (1.12)%           106%      --
  1995        1.60%       (0.57)%         1.98%            (0.95)%            80%      --
  1994(1)     1.60%*      (0.63)%*        2.04%*           (1.07)%*           21%      --
     FLEX
    SHARES
 1997         2.20%       (1.72)%         2.69%            (2.21)%            72%    $0.0674
  1996(2)     2.20%       (1.43)%*        3.62%*           (2.85)%*          106%      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1)  COMMENCED OPERATIONS ON JANUARY 4, 1994.



(2)  COMMENCED OPERATIONS ON JUNE 5, 1995.



(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


INTERNATIONAL EQUITY INDEX FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)
----------

(1)"MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.


PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index.



    While the Fund is structured to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a statistically-based optimization process.


    The Fund expects that there will be a close correlation between it's performance and that of the EAFE-GDP Index. However, the Fund's ability

16  PROSPECTUS


to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.



    The Fund may invest in securities of foreign issuers, futures, options, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The International Equity Index Fund is subject to the following types of risk:

    - Fund Risk;
    - Market Risk;


    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk



    For a description of these risks, please see "RISK CONSIDERATION."


TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INTERNATIONAL EQUITY INDEX FUND.



                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%



* SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .80%               .80%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .14%               .00%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .51%              1.30%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.45%              2.10%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .90%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .38% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES



(3) ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .60% FOR INVESTOR SHARES AND 1.79% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.88% FOR INVESTOR SHARES AND 3.69% FOR FLEX SHARES.THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          PROSPECTUS  17


                                                                                      10
EXAMPLE                                              1 YEAR    3 YEARS   5 YEARS    YEARS
------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $52        $82       $114      $205
      contingent deferred sales charge* for FLEX
       SHARES                                         $41        $66       $113      $243



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the INTERNATIONAL EQUITY INDEX FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                               REALIZED AND
                      NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                        VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                      BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                      OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN
                      ---------   ----------   ------------   -------------   -------------   ----------   ------------
     INVESTOR SHARES
  1997                $  10.88    $    0.03          $0.72    $      (0.07 )  $      (0.30 )  $    11.26        7.12  %
  1996                   10.20         0.05           0.85           (0.13 )         (0.09 )       10.88        8.90  %
  1995(1)                10.00         0.05           0.17           (0.01 )         (0.01 )       10.20        2.18  %+

     FLEX SHARES
 1997                 $  10.87    $   (0.05 )        $0.72         --         $      (0.30 )  $    11.24        6.41  %
  1996(2)                10.24       --               0.82           (0.10 )         (0.09 )       10.87        8.32  %+

                                                                                  RATIO OF NET
                                                   RATIO OF       RATIO OF         INVESTMENT
                                                     NET         EXPENSES TO      INCOME (LOSS)
                                                  INVESTMENT     AVERAGE NET     TO AVERAGE NET
                                      RATIO OF      INCOME         ASSETS            ASSETS
                       NET ASSETS     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO    AVERAGE
                         END OF      TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                      PERIOD (000)   NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE       RATE**
                      ------------   ----------   ----------   ---------------   ---------------   --------   -----------
     INVESTOR SHARES
  1997                $     5,592        1.45%       0.28   %          1.88%           (0.15)%          2  %  $   0.0244
  1996                      5,597        1.45%       0.48   %          2.06%           (0.13)%         30  %      --
  1995(1)                   3,960        1.45% *     0.67   %*         2.44%  *        (0.32)%  *      10  %*     --
     FLEX SHARES
 1997                 $       900        2.10%      (0.39   )%         3.69%           (1.98)%          2  %  $   0.0244
  1996(2)                     917        2.10% *    (0.24   )%*         4.14%  *       (2.28)%  *      30  %      --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JUNE 6, 1994.



(2) COMMENCED OPERATIONS ON JUNE 8, 1995.

18  PROSPECTUS

INTERNATIONAL EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests primarily in equity securities of foreign issuers.



    The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:


    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or


    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which has at least 50 percent of its assets situated in that country.


    The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.


    The Fund may invest in options, futures, forward foreign currency contracts, and high yield securities. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The International Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;


    - Credit Risk;



    - Event Risk;



    - Hedging Risks;



    - High-Yield Security Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

                                                          PROSPECTUS  19

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INTERNATIONAL EQUITY FUND.



                                                                          INVESTOR SHARES      FLEX SHARES
-------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%               None
    Maximum Deferred Sales Charge                                                 None              2.00%



*  SEE "PURCHASING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                  1.20%              1.20%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .17%               .56%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .44%               .75%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.81%              2.51%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.25%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .33 FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .47% FOR INVESTOR SHARES AND .78% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.05% OF INVESTOR SHARES AND 3.03% OF FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES     $55       $92      $132       $242
      contingent deferred sales charge* for FLEX
       SHARES                                        $45       $78      $134       $285



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

20  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the INTERNATIONAL EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling
1-800-874-4770.

--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
              VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  INVESTOR
    SHARES
  1997       $11.38       $(0.01)       $2.56          -$-             $(0.35)        $  13.58      22.85%        $10,674
  1996(1)     10.44         0.04         0.90          --              --                11.38       9.00%+         3,448

     FLEX
    SHARES
  1997       $11.37       $(0.04)       $2.49          -$-             $(0.35)        $  13.47      21.98%        $ 8,375
  1996(1)     10.44         0.02         0.91          --              --                11.37       8.91%+           953

                                                         RATIO OF NET
                          RATIO OF       RATIO OF         INVESTMENT
                            NET         EXPENSES TO      INCOME (LOSS)
                         INVESTMENT     AVERAGE NET     TO AVERAGE NET
             RATIO OF      INCOME         ASSETS            ASSETS
             EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO   AVERAGE
            TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
            NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)      RATE**
            ----------   ----------   ---------------   ---------------   --------   ----------

  INVESTOR
    SHARES
  1997        1.81%        0.18%          2.05%          (0.06)%             139%     $0.0313
  1996(1)     1.81%*       1.73%*         3.14%*           0.40%*            113%       --
     FLEX
    SHARES
  1997        2.51%      (0.27)%          3.03%          (0.79)%             139%     $0.0313
  1996(1)     2.51%*       1.08%*         5.86%*         (2.27)%*            113%       --


 * ANNUALIZED.


** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.


+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON JANUARY 2, 1996.


(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


        THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

                                                          PROSPECTUS  21

RISK CONSIDERATIONS

                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------


FUND RISK -- The possibility that a Fund's performance during a       All Funds
specific period may not meet or exceed that of the market as a whole.

MARKET RISK -- The possibility that stock prices in general will      All Funds
decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

SMALL ISSUER RISK -- Small and medium capitalization companies may    Value Income Stock Fund
be more vulnerable than larger, more established organizations to     Mid-Cap Equity Fund
adverse business or economic developments. In particular, small       Small Cap Equity Fund
capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

INTEREST RATE RISK -- The potential for a decline in the price of     Balanced Fund
fixed income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make  Capital Growth Fund
timely payments of either principal or interest.                      Value Income Stock Fund
                                                                      Mid-Cap Equity Fund
                                                                      Balanced Fund
                                                                      Sunbelt Equity Fund
                                                                      International Equity Fund

CALL RISK -- The possibility that securities with high interest       Balanced Fund
rates will be prepaid (or "called") by the issuer prior to maturity during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

22  PROSPECTUS


                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------

EVENT RISK -- The possibility that corporate debt securities may      Capital Growth Fund
suffer substantial declines in credit quality and market value due    Value Income Stock Fund
to corporate restructurings. While event risk may be high for         Mid-Cap Equity Fund
certain corporate securities held by a Fund, event risk in the        Balanced Fund
aggregate should be low because of the Fund's diversified holdings.   International Equity Fund
                                                                      Emerging Markets Equity
                                                                      Fund

GEOGRAPHIC RISK -- The risk that a Fund's concentration of            Sunbelt Equity Fund
investments in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and
government policies of that state or region that could adversely affect the value of a Fund.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed     Balanced Fund
securities may be retired substantially earlier than their stated     Emerging Markets Equity
maturities or final distribution dates, resulting in a loss of all    Fund
or part of any premium paid.

HEDGING RISKS -- Hedging is a strategy designed to offset investment  All Funds (except Capital
risks. Hedging activities include, among other things, the use of     Growth Fund)
options and futures. There are risks associated with hedging activities, including:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures contract or option;
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                                                          PROSPECTUS  23


                            TYPE OF RISK                              FUNDS SUBJECT TO RISK
-----------------------------------------------------------------------------------------------

HIGH-YIELD SECURITY RISKS -- There are risks associated with          Capital Growth Fund
investing in high-yield securities, including:                        Value Income Stock Fund
- High-yield, lower rated bonds ("junk bonds") involve greater risk   Mid-Cap Equity Fund
  of default or price declines than investments in investment grade   Sunbelt Equity Fund
  securities (e.g., securities rated BBB or higher by S&P or Baa or   International Equity Fund
  higher by Moody's) due to changes in the issuer's
  creditworthiness.
- The market for high risk, high-yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
- Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
- The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.

FOREIGN SECURITY RISKS -- There are risks associated with             All Funds (except Sunbelt
international investing, including:                                   Equity Fund)
CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.
VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S.
exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial
arrangements for handling U.S. securities of equal value.

24  PROSPECTUS


FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.
Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange     All Funds (except Sunbelt
rates will affect, favorably or unfavorably, the value of foreign     Equity Fund)
securities or the U.S. dollar amount of income or gain received on such securities.


PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS


    The International Equity, Value Income Stock, Small Cap Equity, and Sunbelt Equity Funds are each the successor to collective investment funds. The collective investment funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. Substantially all of the assets of those collective investment funds was transferred to the Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using the same investment objectives, policies, and restrictions as those used by each of the Funds. The performance information relates to a period of time before the effective date of each Fund's registration.


    The total return of a fund refers to the average compounded rate of return on a hypothetical investment. This includes any sales charge imposed for designated time periods, such as the period from which a fund started operating through a specified date. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.


    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund. Also, keep in mind that the performance of the collective investment funds does not represent the historical performance of any fund. The

                                                          PROSPECTUS  25


predecessor collective investment funds were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, a collective investment fund's performance would have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding class and Fund, as disclosed in the Prospectus at the time the Fund started operating. This adjustment reduced the actual performance of the collective investment funds.



    The performance relating to Trust Shares will normally be higher than Investor Shares or Flex Shares because Trust Shares are not subject to the service fees and other expenses charged to the Investor Shares and Flex Shares.



    The average annual total returns (adjusted to reflect current Fund expenses, before voluntary waivers and reimbursements) for the following periods:



                         ONE YEAR        THREE YEARS        FIVE YEARS        TEN YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
International
Equity Collective
Fund
  Investor Shares          N/A               N/A               N/A               N/A              33.21%
                                                                                             (2/2/95-11/30/95)
  Flex Shares              N/A               N/A               N/A               N/A              36.35%
                                                                                             (2/2/95-11/30/95)
Value Income Stock
Collective Fund
  Investor Shares         11.48%            17.21%             N/A               N/A              14.94%
                         (ending           (ending                                           (10/3/89-12/31/93)
                        11/31/93)         12/31/93)
  Flex Shares             17.06%            13.08%             N/A               N/A              15.14%
                         (ending           (ending                                           (10/3/89-12/31/93)
                        12/31/93)         12/31/93)
Sunbelt Equity
Collective Fund
  Investor Shares         17.23%            27.37%            19.64%            15.06%            15.97%
                         (ending           (ending           (ending           (ending       (12/1/80-12/31/93)
                        12/31/93)         12/31/93)         12/31/93)         12/31/93)
  Flex Shares             1.81%             13.60%            14.22%            14.86%            15.23%
                         (ending           (ending           (ending           (ending       (12/1/80-12/31/93)
                        12/31/93)         12/31/93)         12/31/93)         12/31/95)
Small Cap Equity
Collective Fund
  Flex Shares             30.74%             N/A               N/A               N/A              27.58%
                         (ending                                                             (8/31/94-12/31/97)
                        12/31/97)

26  PROSPECTUS


    The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following period ended May 31, 1997:


                                                        ONE YEAR          THREE YEARS        FIVE YEARS          TEN YEARS
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
  Investor Shares*                                       18.28%               N/A                N/A                N/A
  Flex Shares**                                          19.98%               N/A                N/A                N/A
Value Income Stock Fund
  Investor Shares*                                       17.14%             20.99%               N/A                N/A
  Flex Shares**                                          18.91%               N/A                N/A                N/A
Sunbelt Equity Fund
  Investor Shares*                                       (2.71)%            12.63%               N/A                N/A
  Flex Shares**                                          (1.40)%              N/A                N/A                N/A

                                                     SINCE INCEPTION
--------------------------------------------------
International Equity Fund
  Investor Shares*                                       19.68%
  Flex Shares**                                          32.85%
Value Income Stock Fund
  Investor Shares*                                       18.14%
  Flex Shares**                                          23.68%
Sunbelt Equity Fund
  Investor Shares*                                       10.08%
  Flex Shares**                                          18.46%


----------


 * COMMENCED FUND OPERATIONS ON JANUARY 2, 1996; FEBRUARY 12, 1993; AND JANUARY 4, 1994, RESPECTIVELY.



 ** COMMENCED FUND OPERATIONS ON JANUARY 2, 1996; JUNE 1, 1995; AND JUNE 5, 1995, RESPECTIVELY.



PURCHASING FUND SHARES



HOW TO BUY FUND SHARES



    You may buy either Investor or Flex Shares (and fractions of shares) by mail, telephone or wire directly from Federated Services Company, the Trust's Transfer Agent. You also may purchase shares through Investment Consultants of a certain correspondent banks of SunTrust Banks, Inc., or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).



    The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent plus, in the case of Investor Shares, the applicable front-end sales charge. NAV is calculated by (1) taking the current market value of a Fund's total assets for that class of shares (either Investor or Flex), (2) subtracting the liabilities applicable to that class of shares, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, the Transfer Agent must receive your purchase order before 4:00 p.m. Eastern time. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your purchase order to your financial institution at an earlier time for your purchase to be effective that day. This allows the financial institution time to process your order and transmit it to

                                                          PROSPECTUS  27


the Transfer Agent. For more information about how to purchase shares through your financial institution, you should contact your financial institution directly.



    If you decide to buy shares directly call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. The check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks, and cash are not accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.


FUNDLINK

    FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

FRONT-END SALES CHARGES -- INVESTOR SHARES

    The following table shows: (1) the sales charge you pay (i) as a percentage of the offering price and (ii) as a percentage of your net investment (NAV multiplied by the number of shares you purchase); and (2) the amount that is paid to your Investment Consultant (Dealer) as a percentage of the offering price.

                                                             SALES CHARGE    SALES CHARGE      DEALER'S
                                                                 AS A            AS A         REALLOWANCE
                                                              PERCENTAGE     PERCENTAGE OF     AS A % OF
                                                              OF OFFERING      YOUR NET        OFFERING
YOUR INVESTMENT                                                  PRICE        INVESTMENT         PRICE
----------------------------------------------------------------------------------------------------------
Less than $100,000                                                 3.75%           3.90%          3.375%
$100,000 but less than $250,000                                    3.25%           3.36%          2.925%
$250,000 but less than $1,000,000                                  2.50%           2.56%          2.250%
$1,000,000 and over                                                1.50%           1.52%          1.350%

The front-end sales charge will be waived on Investor Shares purchased:

- through reinvestment of dividends and distributions;

- through a SunTrust Securities, Inc. asset allocation account;

- by persons repurchasing shares they redeemed within the last 60 days (see REPURCHASE OF INVESTOR SHARES, below).

- by employees, and members of their immediate family, of SunTrust Banks, Inc. and its affiliates;

28  PROSPECTUS

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the trust department of a bank affiliated with SunTrust Banks, Inc.; or

- by persons investing an amount less than or equal to the value of an account distribution, when an account for which a bank affiliated with SunTrust Banks, Inc. acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

REPURCHASE OF INVESTOR SHARES

    You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, your purchase order must be received by the Transfer Agent within 60 days after your redemption. IN ADDITION, YOU MUST NOTIFY THE TRANSFER AGENT, WHEN YOU SEND IN YOUR PURCHASE ORDER, THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES


- RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, (see "Front-End Sales Charges"), this right allows you to add the value of Investor Shares you already own to the amount you are currently purchasing. The Trust will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate, may also use this right of accumulation. The Trust will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE DISTRIBUTOR FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Distributor with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide children's ages). The Trust may amend or terminate this right of accumulation at any time.



- LETTER OF INTENT. You may purchase at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Trust will only consider the value of Investor Shares sold subject to a sales charge. As a result, neither Investor Shares of STI Classic Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES YOU INTEND TO PURCHASE OVER A 13-MONTH PERIOD, YOU MUST SEND A LETTER OF INTENT TO THE

                                                          PROSPECTUS  29


  TRANSFER AGENT. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note, the purchase price of these prior purchases will not be adjusted.



  You are not legally bound by the terms of a Letter of Intent to purchase the amount of shares you stated in the Letter. The Letter does, however, authorize the Transfer Agent to hold in escrow 3.75% of the total amount you intend to purchase to be purchased. If you do not complete the total intended purchases at the end of the 13-month period, the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).



- COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Trust will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.


CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES


    You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) NAV of the shares at the time of purchase, or (2) NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.



    The CDSC will be waived if you sell your Flex Shares for the following reasons:



    - to make withdrawals from a retirement plan;


    - because of death or disability; or

    - for certain payments under the Systematic Withdrawal Plan (discussed below).


MINIMUM PURCHASE



    To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. Employees of SunTrust Banks, Inc., and members of their immediate family, however, may buy Investor Shares with an initial purchase of $1,000. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $1,000 or, via a statement coupon, $100.

30  PROSPECTUS

MINIMUM PURCHASE -- RETIREMENT PLANS


    A retirement plan may purchase either Investor Shares or Flex Shares for the first time with an investment of at least $2,000 in any Fund.



    If you invest through the Systematic Investment Plan, described below, you will be subject to lower minimum purchase amounts.


SYSTEMATIC INVESTMENT PLAN


    If you have a checking or savings account with a SunTrust Banks, Inc. affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.



PURCHASING SHARES -- THE DISTRIBUTOR


    The Distributor may accept investments of smaller amounts, for either class of shares, at its discretion. In addition, the Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR FUND SHARES


    You may sell (redeem) your Investor or Flex Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through a SunTrust Investment Consultant, and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for a redemption amount of at least $1,000. Redemption requests for $25,000 or more must be in writing and must include a signature guarantee (a notarized signature is not sufficient). The redemption price of each share will be the next NAV determined after receipt of your redemption request less, in the case of Flex Shares, any applicable CDSC. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV. If you redeem your shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your redemption request to the financial institution at an earlier time for your redemption to be effective that day. This allows the financial institution time to process your request and transmit it to the Transfer Agent. For more information about how to request redemptions through your financial institution, you should contact your financial institution directly.

                                                          PROSPECTUS  31

RECEIVING YOUR MONEY


    Your redemption proceeds normally will be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).



REDEMPTION IN KIND



    The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities that have a market value equal to the redemption price ("redemption in kind"). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.


INVOLUNTARY REDEMPTIONS

    If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN


    If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a SunTrust Banks, Inc. affiliated bank, electronically transferred to your account.


EXCHANGES


    You may exchange your Investor or Flex Shares by contacting (1) an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or (2) the Transfer Agent directly via FUNDLINK. Exchange requests must be for an exchange amount of at least $1,000. You may exchange your shares up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE

32  PROSPECTUS

YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

INVESTOR SHARES

    You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

FLEX SHARES


    You may exchange Flex Shares of any Fund for Flex Shares of any other Fund or for Investor Shares of the Money Market Funds of the Trust. No CDSC is imposed on redemptions of Money Market Fund shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase date. If you exchange Flex Shares of any Fund for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.



TRANSACTIONS OVER THE TELEPHONE



    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS


    Income dividends are paid quarterly by each of the Funds, except the International Equity Index Fund and International Equity Fund. These Funds pay income dividends annually. If you own Fund shares on a Fund's record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.



    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will be effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

                                                          PROSPECTUS  33

TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND


    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.



TAX STATUS OF DISTRIBUTIONS



    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.



    Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.



    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.



    Distributions paid in January but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.



TAX STATUS OF SHARE TRANSACTIONS



    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.



TAX MANAGEMENT



    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.



FOREIGN TAX CONSIDERATIONS



    Shareholders of the International Equity Index and International Equity Funds may be entitled to a foreign tax deduction or credit.

34  PROSPECTUS


STATE TAX CONSIDERATIONS



    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.



    Distributions by Funds to you may be subject to state and local taxation. You should verify your tax liability with your tax advisor.


STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING


    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.


SHAREHOLDER INQUIRIES


    You may call your financial institution or 1-800-874-4770 to obtain information on account statements, procedures, and other related information.

                                                          PROSPECTUS  35

INVESTMENT ADVISORS


    The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.



    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, Small Cap Equity, Mid-Cap Equity, Balanced and International Equity Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the
Sunbelt Equity Fund. As of             , Trusco had approximately $  billion in
assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.


    STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.


    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of             , 1997. SunTrust is one of the 20 largest
banking companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc., and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of
approximately $  billion, as of             , 1997.


    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION


    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement.


    The Investor Shares of each fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to receive an annual fee of up to:

    - .68% of the average daily net assets of the Capital Growth Fund;

    - .33% of the average daily net assets of the Value Income Stock and International Equity Funds;

    - .43% of the average daily net assets of the Mid-Cap Equity and Sunbelt Equity Funds;


    - .28% of the average daily net assets of the Balanced Fund; and



    - .38% of the average daily net assets of the International Equity Index
      Fund.


    The Distributor may use this fee:

36  PROSPECTUS


    - as compensation for its distribution-related services or shareholder services or



    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.



    Flex Shares of each Fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to recover up to .75% of the average daily assets of the Flex Shares of each Fund.



    The Distributor may use these fees:



    - as compensation for its distribution-related services or shareholder services; or



    - to compensate financial institutions and intermediaries, such as banks (including Suntrust Banks, Inc.'s affiliates and subsidiaries) for performing distribution-related or shareholder services.



    The Distributor may waive all, or a portion of its fees to limit the net expenses of the Funds to the amounts set forth in each Fund's Expense Summary.



    Flex Shares also have a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. The service fee may be used for personal service and maintenance of shareholder accounts.



    The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Operating Expense summary.


    A prospective investor may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor and Flex Shares of the Trust and application forms.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation for its brokerage services.

    At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund shares.


    Trust Shares of the Funds are offered without a sales charge or distribution fee primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares. Certain financial institutions may offer different classes of shares to their customers. As a result, financial institutions may receive different compensation with respect to different classes of shares.

                                                          PROSPECTUS  37

ADMINISTRATION


    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:


AVERAGE AGGREGATE NET ASSETS                                                              FEE
-----------------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                            0.10%
over $1 billion to $5 billion                                                               0.07%
over $5 billion to $8 billion                                                               0.05%
over $8 billion to $10 billion                                                              0.045%
over $10 billion                                                                            0.04%


    The Administrator may voluntarily waive all or a portion of its fees to limit the net expenses of the Funds to the amounts in each Fund's Operating Expense summary.

38  PROSPECTUS


FUND INVESTMENTS



% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities which are shown as a percentage of net assets.



4 = No policy limitation; Fund may be using currently.



* = Permitted, but not typically used.



-- = Not permitted.



                                 CAPITAL     VALUE     MID-CAP               SUNBELT   SMALL CAP  INTERNATIONAL   INTERNATIONAL
                                 GROWTH     INCOME     EQUITY    BALANCED    EQUITY     EQUITY    EQUITY INDEX       EQUITY
                                  FUND       FUND       FUND       FUND       FUND       FUND         FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    ADRs                           35%        35%        35%        75%        --        4(6)         4(3)            4(3)
    Bank Obligations               --         --         --         60%        --         --           35%             35%
    Covertible Securities           4         35%         4         70%       4(2)         4            4               4
    Corporate Debt Securities    35%(2)     20%(2)     20%(2)     60%(5)(,)(7    --       --           --            35%(2)
    Equity Securities               4          4          4         70%         4          4            4               4
    Investment Company Shares      10%        10%        10%        10%        10%        10%          10%             10%
    Mortgage-Backed Securities     --          *          *       60%(1)       --          *           --               *
    Pay-In-Kind Securities         35%        --         --         75%        --         --           --              --
    Repurchase Agreements          35%        35%        20%        75%         *          *           35%              *
    Restricted Securities          15%        15%        15%        15%        15%        15%          15%             15%
    Securities of Foreign           *          *       35%(2)       60%        --          *            4               4
     Issuers
    Supranational Agency           --         --       20%(2)       60%        --          4           --              --
     Obligations
    U.S. Treasury and              --         25%        --         60%        --         --           --              35%
     Government Agency
     Obligations
    Zero Coupon Obligations        --         --         --         60%        --         --           --              --
INVESTMENT PRACTICES
    Borrowing                    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Illiquid Securities            15%        15%        15%        15%        15%        15%          15%             15%
    Securities Lending           33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    When Issued Securities       33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Standby Commitments             4          4          4          4          4          4            4               4
LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency       --         --         --         --         --         --            4               4
     Contracts
    Futures and Options on         --         20%        --         75%        20%        --           20%             35%
     Futures
    Options                        --         20%        --         75%        35%        35%         4(4)            4(4)
    Variable and Floating Rate     --          *          4          4         --         --           --              --
     Instruments
    Swaps, Caps, Floors, and       --         --         --         75%        --         --           --              --
     Collars



(1) INCLUDING UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES. THE BALANCED FUND MAY ALSO PURCHASE ASSET-BACKED SECURITIES.



(2) MAY INVEST UP TO 100% OF ITS ASSETS IN HIGH YIELD SECURITIES.



(3) MAY ALSO INVEST IN EDRS.



(4) INCLUDES OPTIONS ON CURRENCIES.



(5) UP TO 25% OF ITS ASSETS MAY BE INVESTED IN SECURITIES RATED BBB OR Baa, OR THEIR UNRELATED EQUIVALENTS.



(6) MAY INVEST UP TO 20% IN UNSPONSORED ADRS.



(7) WILL INVEST AT LEAST 25% IN SENIOR FIXED-INCOME SECURITIES.



    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The SMALL CAP EQUITY FUND also may invest in senior fixed income securities rated investment grade and securities issued by mid- to large-cap companies. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

                                                          PROSPECTUS  39


INVESTMENT RESTRICTIONS



    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:



    - invest more than 5% of its assets in the securities of any one issuer.



    - purchase more than 10% of the outstanding voting securities of any one issuer.



MORE ABOUT INVESTMENTS AND HEDGING TOOLS


    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.


    AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.



    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.



    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.



    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.



    CONVERTIBLE SECURITIES are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call OPTION provisions.



    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.



    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the

40  PROSPECTUS


obligation is due and payable) and usually to pay the holder interest at specific times e.g., bonds, notes, debentures).



    EQUITY SECURITIES include COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock and CONVERTIBLE SECURITIES. These securities may be publicly and privately issued.



    FORWARD FOREIGN CURRENCY CONTRACTS involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.


    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options, for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.


    HIGH YIELD SECURITIES are DEBT OBLIGATIONS rated below INVESTMENT GRADE, i.e., below BBB by S&P or Baa by Moody's or their unrated equivalents. See "Risk
Considerations: High Yield Securities" for more information.


    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.


    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Closed-end mutual funds usually trade at a discount from net asset value.



    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

                                                          PROSPECTUS  41


    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS issued or guaranteed by the agencies or instrumentalities of the U.S. Government, and SHORT-TERM CORPORATE OBLIGATIONS.


    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.


    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.


    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.


    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.


    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated

42  PROSPECTUS


account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.



    PAY-IN-KIND SECURITIES are DEBT OBLIGATIONS or PREFERRED STOCK, that pay interest or dividends in the form of additional DEBT OBLIGATIONS or PREFERRED STOCK.



    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.


    RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.


    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.



    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.



    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.



    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.



    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.


    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.


    SUPRANATIONAL AGENCY OBLIGATIONS are obligations established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.


    SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion

                                                          PROSPECTUS  43


of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.



    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.


    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).


    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.



    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.


    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

44  PROSPECTUS

TRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. --
  FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422


777 Brickell Avenue
Miami, FL 33131
(305) 579-7450


401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517


Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012


Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390


200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534



Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515



210 Security Square
Winter Haven, FL 33880
(941) 297-6855


One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798


3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064



11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264


GEORGIA:
SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346


2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015


606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

                                                          PROSPECTUS  45


TENNESSEE:
SUNTRUST SECURITIES, INC. -- TENNESSEE


424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:
SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

46  PROSPECTUS


STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308
           The Bank of New York                      One Wall Street
           (International Equity Fund and            New York, New York 10286
           International Equity Index Fund only)

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen, LLP                      1601 Market Street
                                                     Philadelphia, PA 19103

                                                          PROSPECTUS  47


    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

110487/10-97



STI CLASSIC FUNDS INVESTOR
AND FLEX SHARES
PROSPECTUS

OCTOBER 1, 1997



INVESTMENT GRADE BOND FUND

U.S. GOVERNMENT SECURITIES FUND

LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND

SHORT-TERM BOND FUND

SHORT-TERM U.S. TREASURY
  SECURITIES FUND

INESTMENT GRADE TAX-EXEMPT
  BOND FUND

FLORIDA TAX-EXEMPT BOND FUND

GEORGIA TAX-EXEMPT BOND FUND

TENNESSEE TAX-EXEMPT BOND FUND




INVESTMENT ADVISORS
TO THE FUNDS:

STI CAPITAL MANAGEMENT, N.A.

TRUSCO CAPITAL MANGEMENT, INC.

SUNTRUST BANK, ATLANTA

SUNTRUST BANK, CHATTANOOGA, N.A.
(the "Advisors")




STI CLASSIC FUNDS

PROSPECTUS


GENERAL INFORMATION
AND CONTENTS



        1  ABOUT THE TRUST
      ---

        1  INVESTMENT GRADE BOND FUND
      ---

        4  U.S. GOVERNMENT SECURITIES FUND
      ---

        6  LIMITED-TERM FEDERAL MORTGAGE
      ---    SECURITIES FUND

        8  SHORT-TERM BOND FUND
      ---

       11  SHORT-TERM U.S. TREASURY
      ---    SECURITIES FUND

       13  INVESTMENT GRADE TAX-EXEMPT
      ---    BOND FUND

       15  FLORIDA TAX-EXEMPT BOND FUND
      ---

       18  GEORGIA TAX-EXEMPT BOND FUND
      ---

       21  TENNESSEE TAX-EXEMPT BOND FUND
      ---

       24  RISK CONSIDERATIONS
      ---

       27  PURCHASING FUND SHARES
      ---

       35  TAX INFORMATION
      ---

       40  FUND INVESTMENTS
      ---

       41  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---



    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares and Flex Shares of the Fixed-Income and State Tax-Exempt Bond Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    THE FUNDS:


    - ARE NOT BANK DEPOSITS


    - ARE NOT FEDERALLY INSURED


    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY


    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.



    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.


OCTOBER 1, 1997

                                                          PROSPECTUS  1


ABOUT THE TRUST



    STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Investor and Flex Shares of the Investment Grade Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Investment Grade Tax-Exempt Bond Fund (the Fixed Income Funds), Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, and Tennessee Tax-Exempt Bond Fund (the State Tax-Exempt Funds)(collectively, the Funds).



CHOOSING INVESTOR OR FLEX SHARES



    Each class has its own expense structure and other characteristics, allowing you to decide which class best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested and whether you plan to make additional investments.



INVESTOR SHARES



- Front-end sales charge



- Lower annual expenses



- $2,000 minimum initial investment



FLEX SHARES



- Deferred sales charge on shares redeemed within one year of purchase



- Higher annual expenses



- $10,000 minimum initial investment


FUND INFORMATION -- FIXED
  INCOME FUNDS

INVESTMENT GRADE BOND FUND
FUND OBJECTIVE

[LOGO]
           The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations, and may invest in mortgage- and asset-backed securities, securities of foreign issuers, variable and floating rate instruments which may be subject to "caps" or "floors," futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    It is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

2  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;


    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operations. He has been Senior Vice President of STI Capital Management, N.A. since 1983.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INVESTMENT GRADE BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%             None
    Maximum Deferred Sales Charge                                                None              2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee(1)                                           .64%              .64%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .27%              .55%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .24%              .45%
  Total Fund Operating Expenses After Fee Waivers(4)                             1.15%             1.64%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.


(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.


(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .46% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.41% FOR INVESTOR SHARES AND 2.20% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          PROSPECTUS  3


EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for
       INVESTOR SHARES                      $49        $73        $98        $172
      contingent deferred sales charge*
       for FLEX SHARES                      $37        $52        $89        $194



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the INVESTMENT GRADE BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------------
INVESTMENT GRADE BOND FUND
-----------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                            REALIZED
                                               AND
                  NET ASSET      NET       UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   NET ASSET                   NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   VALUE END                     END OF
                  OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   OF PERIOD   TOTAL RETURN   PERIOD (000)
                  ---------   ----------   -----------   -------------   -------------   ---------   ------------   ------------
     INVESTOR
       SHARES
  1997             $10.06       $0.56         $0.10         $(0.56)         $--           $10.16         6.66%        $33,165
  1996              10.26        0.56         (0.20)         (0.56)         --             10.06         3.50%         36,155
  1995               9.89        0.57          0.38          (0.58)         --             10.26        10.04%         33,772
  1994              10.44        0.46         (0.35)         (0.46)          (0.20)         9.89         0.86%         35,775
  1993(1)           10.00        0.44          0.44          (0.44)         --             10.44         9.21%*        24,375

     FLEX SHARES
  1997             $10.07       $0.51         $0.10         $(0.51)         $--           $10.17         6.16%         $5,763
  1996(2)           10.33        0.52         (0.26)         (0.52)         --             10.07         2.50%*         4,621

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)
                  ----------   ------------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              1.15%         5.48%            1.41%             5.22%            298%
  1996              1.15%         5.40%            1.44%             5.11%            184%
  1995              1.15%         5.79%            1.49%             5.45%            237%
  1994              1.14%         4.39%            1.41%             4.12%            259%
  1993(1)           1.14%*        4.75%*           1.46%*            4.43%*           299%
     FLEX SHARES
  1997              1.64%         5.00%            2.20%             4.44%            298%
  1996(2)           1.64%*        4.84%*           2.49%*            3.99%*           184%


 * ANNUALIZED.


(1) COMMENCED OPERATIONS ON JUNE 11, 1992.


(2) COMMENCED OPERATIONS ON JUNE 7, 1995.


(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

4  PROSPECTUS

U.S. GOVERNMENT SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in U.S. Government Agency obligations, including mortgage-backed securities.


    The average maturity of the Fund's portfolio will typically range from 7 to 14 years, which may impact the Fund's exposure to interest rate risk.


    The Fund may invest in investment grade obligations, variable and floating rate instruments and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Charles B. Leonard, CFA, First Vice President of Trusco Capital Management, Inc., and Michael L. Ford, an Associate of Trusco, have co-managed the U.S. Government Securities Fund since it began operating. Mr. Leonard, who has more than 25 years of investment experience, has been with Trusco since 1986. Mr. Ford, who has more than 11 years of investment experience, has been with Trusco since April 1994. Prior to joining Trusco, he served as a senior securities analyst with Liberty Capital Advisors from 1992 to 1994 and has served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

                                                          PROSPECTUS  5

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the U.S. GOVERNMENT SECURITIES FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .45%              .45%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .05%              .51%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .65%              .70%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.15%             1.66%



(1) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .38% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .67% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.79% FOR INVESTOR SHARES AND 2.44% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                            10
EXAMPLE                                    1 YEAR    3 YEARS   5 YEARS    YEARS
--------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for
       INVESTOR SHARES                      $49        $73       $98       $172
      contingent deferred sales charge*
       for FLEX SHARES                      $37        $52       $90       $197



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

6  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the U.S. GOVERNMENT SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------------------
U.S. GOVERNMENT SECURITIES FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                            REALIZED
                                               AND
                  NET ASSET      NET       UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   NET ASSET                   NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   VALUE END                     END OF
                  OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   OF PERIOD   TOTAL RETURN   PERIOD (000)
                  ---------   ----------   -----------   -------------   -------------   ---------   ------------   ------------
     INVESTOR
       SHARES
  1997              $9.90       $0.58         $0.12         $(0.58)         $--           $10.02         7.21%         $2,243
  1996              10.26        0.59         (0.33)         (0.59)          (0.03)         9.90         2.47%          2,396
  1995(1)           10.00        0.56          0.26          (0.56)         --             10.26         8.61%+           589

     FLEX SHARES
  1997              $9.91       $0.53         $0.11         $(0.53)         $--           $10.02         6.57%         $2,801
  1996(2)           10.31        0.52         (0.37)         (0.52)         --              9.91         1.42%*         2,826

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)     RATE
                  ----------   ------------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              1.15%         5.76%            1.79%             5.12%             21%
  1996              1.15%         5.68%            2.50%             4.33%             83%
  1995(1)           1.15%*        6.08%*           6.84%*            0.39%*            30%
     FLEX SHARES
  1997              1.66%         5.26%            2.42%             4.50%             21%
  1996(2)           1.66%*        5.18%*           2.86%*            3.98%*            83%


*  ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JUNE 9, 1994.



(2) COMMENCED OPERATIONS ON JUNE 7, 1995.


LIMITED-TERM FEDERAL
  MORTGAGE SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in mortgage-backed securities issued or guaranteed by U.S. Government agencies, such as GNMA, Fannie Mae, or FHLMC. These securities typically have an average life of from 1 to 5 years.



    The Fund may invest in investment grade obligations, variable and floating rate instruments and asset-backed securities, and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."


RISK CONSIDERATIONS

[LOGO]
         The Limited-Term Federal Mortgage Securities Fund is subject to the following types of risk:

    - Fund Risk;

                                                          PROSPECTUS  7

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, have co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating. Mr. Denney has served as Senior Vice President of STI Capital Management, N.A. since 1983. Mr. West, a Vice President of STI Capital Management, N.A., has served as a fixed-income portfolio manager with STI since 1989.

TRANSACTION AND OPERATING EXPENSES
[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   2.50%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .51%              .51%
  12b-1 Distribution & Service Fees After Reimbursements(2)                     --                 --
  Other Expenses After Fee Waivers and Reimbursements(3)                          .39%              .74%
  Total Fund Operating Expenses After Fee Waivers(4)                              .90%             1.25%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.


(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .23% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.


(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .60% FOR INVESTOR SHARES AND 1.01% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.48% FOR INVESTOR SHARES AND 2.66% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR
       SHARES                                    $34        $53        $74        $133
      contingent deferred sales charge* for
       FLEX SHARES                               $33        $40        $69        $151



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

8  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Anderson LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                            REALIZED
                                               AND
                  NET ASSET      NET       UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   NET ASSET                     NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   VALUE END                       END OF
                  OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN    PERIOD (000)
                  ---------   ----------   -----------   -------------   -------------   ---------   --------------   ------------
     INVESTOR
       SHARES
  1997              $9.97       $0.56         $0.04         $(0.56)         $(0.01)       $10.00           6.17%         $2,426
  1996              10.11        0.60         (0.14)         (0.60)         --              9.76           4.59%          2,512
  1995(1)            9.98        0.58          0.13          (0.58)         --             10.11           7.45%+           623

     FLEX SHARES
  1997              $9.99       $0.52         $0.04         $(0.52)         $(0.01)       $10.02           5.80%         $1,409
  1996(2)           10.14        0.55         (0.15)         (0.55)         --              9.99           4.10%*         1,349

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO     INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING     PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND      WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)  RATE(3)
                  ----------   ------------   ---------------   --------------   --------
     INVESTOR
       SHARES
  1997              0.90%         5.55%            1.48%              4.97%          133%
  1996              0.90%         5.75%            2.25%              4.40%           83%
  1995(1)           0.90%*        6.27%*           7.74%*            (0.57*)%         68%
     FLEX SHARES
  1997              1.25%         5.20%            2.66%              3.79%          133%
  1996(2)           1.25%*        5.38%*           3.59%*             3.04%*          83%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JULY 17, 1994.


(2) COMMENCED OPERATIONS ON JUNE 7, 1995.


(3) A PORTFOLIO RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


SHORT-TERM BOND FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short-to intermediate-term investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations, and may invest in, securities of foreign issuers, mortgage- and asset-backed securities, variable and floating rate instruments, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    The Fund intends to maintain a dollar-weighted average maturity of 3 years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

                                                          PROSPECTUS  9

RISK CONSIDERATIONS

[LOGO]
         The Short-Term Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;


    - Event Risk;



    - Hedging Risks;



    - Prepayment Risk;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the SHORT-TERM BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   2.00%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .51%              .51%
  12b-1 Distribution & Service Fees After Reimbursements(2)                     --                 --
  Other Expenses After Fee Waivers and Reimbursements(3)                          .34%              .69%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           .85%             1.20%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .23% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT FEE WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .70% FOR INVESTOR SHARES AND 1.37% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.58% FOR INVESTOR SHARES AND 3.02% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

10  PROSPECTUS


                                                                                 10
EXAMPLE                                         1 YEAR    3 YEARS   5 YEARS    YEARS
-------------------------------------------------------------------------------------

You would pay the following expenses on a
$1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR
       SHARES                                    $29        $47       $66       $123
      contingent deferred sales charge* for
       FLEX SHARES                               $32        $38       $66       $145



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term, you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the SHORT-TERM BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------
SHORT-TERM BOND FUND
-----------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                            REALIZED
                                               AND
                  NET ASSET      NET       UNREALIZED    DISTRIBUTIONS                   NET ASSET
                   VALUE,     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS    VALUE,                     NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED    END OF                       END OF
                  OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS    PERIOD     TOTAL RETURN   PERIOD (000)
                  ---------   ----------   -----------   -------------   -------------   ---------   ------------   ------------
     INVESTOR
       SHARES
  1997             $ 9.88       $0.51        $ 0.06         $(0.51)         $(0.03)       $ 9.91        5.97%          $2,182
  1996              10.01        0.52         (0.10)         (0.53)          (0.02)         9.88        4.23%           2,700
  1995               9.81        0.51          0.19          (0.50)         --             10.01        7.44%           2,609
  1994              10.03        0.40         (0.21)         (0.40)          (0.01)         9.81        1.81%           2,381
  1993(1)           10.06        0.06          0.03          (0.06)         --             10.03        1.65%*            716

     FLEX SHARES
  1997             $ 9.88       $0.48        $ 0.06         $(0.48)         $(0.03)       $ 9.91        5.62%          $1,073
  1996(2)           10.02        0.47         (0.12)         (0.47)          (0.02)         9.88        3.73%*            966

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)
                  ----------   ------------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              0.85%         5.16%            1.58%              4.43%           118%
  1996              0.85%         5.20%            1.72%              4.33%           163%
  1995              0.85%         5.24%            1.56%              4.53%           200%
  1994              0.85%         3.94%            2.52%              2.27%            75%
  1993(1)           0.85%*        3.85%*           7.22%*            (2.52)%*          64%
     FLEX SHARES
  1997              1.20%         4.82%            3.02%              3.00%           118%
  1996(2)           1.20%*        4.77%*           4.06%*             1.91%*          163%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON MARCH 22, 1993.


(2) COMMENCED OPERATIONS ON JUNE 20, 1995.


(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

                                                          PROSPECTUS  11

SHORT-TERM U.S. TREASURY
  SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term U.S. Treasury Securities Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests exclusively in obligations issued by the U.S. Treasury with remaining maturities of 3 years or less. The Fund will not invest in repurchase agreements. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average maturity will range from 1 to 2 years, which may impact the Fund's exposure to interest rate risk.


RISK CONSIDERATIONS

[LOGO]
         The Short-Term U.S. Treasury Securities Fund is subject to the following types of risk:

    - Fund Risk; and

    - Interest Rate Risk.


    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. David Yealy has managed the Short-Term U.S. Treasury Securities Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991 and currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES
[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   1.00%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
 Investment Advisory Fees After Fee Waivers(1)                                    .35%              .35%
 12b-1 Distribution & Service Fees After Reimbursements(2)                      --                  .02%
 Other Expenses After Fee Waivers and Reimbursements(3)                           .45%              .68%
 Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)            .80%             1.05%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .52% FOR INVESTOR SHARES AND .86% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.35% FOR INVESTOR SHARES AND 2.51% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

12  PROSPECTUS


                                                                                 10
EXAMPLE                                         1 YEAR    3 YEARS   5 YEARS    YEARS
-------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR
       SHARES                                    $18        $35       $54       $108
      contingent deferred sales charge* for
       FLEX SHARES                               $31        $33       $58       $128



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                           REALIZED AND
                  NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE,     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE, END                     END OF
                  OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                  ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
     INVESTOR
       SHARES
  1997             $ 9.84       $0.50         $ 0.04         $(0.50)            $--         $9.88         5.59%          $3,921
  1996               9.94        0.54          (0.10)         (0.54)             --          9.84         4.52%           4,192
  1995               9.83        0.46           0.11          (0.46)             --          9.94         6.03%           7,144
  1994               9.99        0.32          (0.12)         (0.31)          (0.05)         9.83         2.01%           4,841
  1993(1)           10.01        0.06          (0.02)         (0.06)             --          9.99         1.84%*          2,423

     FLEX SHARES
  1997             $ 9.82       $0.47         $ 0.03         $(0.47)            $--         $9.85         5.19%          $1,091
  1996(2)            9.96        0.48          (0.14)         (0.48)             --          9.82         3.72%*          2,423

                                                               RATIO OF NET
                                RATIO OF       RATIO OF         INVESTMENT
                                  NET         EXPENSES TO      INCOME (LOSS)
                               INVESTMENT     AVERAGE NET     TO AVERAGE NET
                   RATIO OF      INCOME         ASSETS            ASSETS
                   EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE
                  ----------   ----------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              0.80%        5.05%           1.35%             4.50%             93%
  1996              0.80%        5.43%           1.32%             4.91%             94%
  1995              0.80%        4.74%           1.33%             4.21%             88%
  1994              0.78%        3.11%           1.41%             2.48%            117%
  1993(1)           0.80%*       3.16%*          3.42%*            0.54%*            36%
     FLEX SHARES
  1997              1.05%        4.75%           2.51%             3.29%             93%
  1996(2)           1.05%*       5.03%*          2.97%*            3.11%*            94%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON MARCH 18, 1993.



(2) COMMENCED OPERATIONS ON JUNE 22, 1995.

                                                          PROSPECTUS  13

INVESTMENT GRADE TAX-EXEMPT
  BOND FUND
FUND OBJECTIVE

[LOGO]
           The Investment Grade Tax-Exempt Bond Fund seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade tax-exempt obligations.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment-grade municipal securities. The Fund intends to be fully invested in federally tax-exempt securities. The issuers of these securities can be located in:



    - any of the 50 states;


    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.


    At least 80% of the Fund's total assets are invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.



    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Investment Grade Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as a Senior Vice President.

14  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .63%              .63%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .29%              .71%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .23%              .29%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)          1.15%             1.63%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .41% FOR FLEX SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.40% FOR INVESTOR SHARES AND 2.15% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



                                                                                                     10
EXAMPLE                                                             1 YEAR    3 YEARS   5 YEARS    YEARS
---------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES                     $49        $73       $98       $172
      contingent deferred sales charge* for FLEX SHARES              $37        $51       $89       $193



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term, you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



*IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND
SHARES."

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                           REALIZED AND
                  NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                   NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                     END OF
                  OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD   TOTAL RETURN   PERIOD (000)
                  ---------   ----------   ------------   -------------   -------------   ---------   ------------   ------------
     INVESTOR
       SHARES
  1997             $11.12       $0.40         $0.33          $(0.40)         $(0.21)       $11.24         6.69%        $31,857
  1996              11.30        0.41          0.19           (0.41)          (0.37)        11.12         5.40%         37,427
  1995              10.69        0.42          0.61           (0.42)         --             11.30         9.91%         41,693
  1994              10.79        0.33          0.25           (0.33)          (0.35)        10.69         5.37%         46,182
  1993(1)           10.00        0.35          0.82           (0.35)          (0.03)        10.79        11.88%*        15,844

     FLEX SHARES
  1997             $11.11       $0.35         $0.33          $(0.35)         $(0.21)       $11.23         6.19%         $4,681
  1996(2)           11.30        0.37          0.18           (0.37)          (0.37)        11.11         4.91%*         5,536

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)
                  ----------   ------------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997               1.15%        3.56%            1.38%             3.33%            489%
  1996               1.15%        3.61%            1.42%             3.34%            514%
  1995               1.15%        3.88%            1.43%             3.60%            592%
  1994               1.14%        2.96%            1.51%             2.59%            432%
  1993(1)            1.12%*       3.61%*           1.83%*            2.90%*           345%
     FLEX SHARES
  1997               1.63%        3.08%            2.15%             2.56%            489%
  1996(2)            1.63%*       3.12%*           2.25%*            2.50%*           514%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JUNE 9, 1992.


(2) COMMENCED OPERATIONS ON JUNE 1, 1995.


(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


FUND INFORMATION -- STATE
  TAX-EXEMPT BOND FUNDS

FLORIDA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Florida Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Florida residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Florida municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax. The issuers of these securities can be located in:


    - Florida;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

16  PROSPECTUS


    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.



    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Florida Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed of the Florida Tax-Exempt Bond Fund since it began operating. He joined STI Capital Management, N.A. in 1988, and currently serves as Senior Vice President.

                                                          PROSPECTUS  17

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the FLORIDA TAX-EXEMPT BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .49%              .49%
  12b-1 Distribution & Service Fees After Reimbursements(2)                         --              .22%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .36%              .64%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           .85%             1.35%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .48% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.31% FOR INVESTOR SHARES AND 2.29% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR SHARES      $46        $64        $ 83       $138
      contingent deferred sales charge* for FLEX
       SHARES                                         $34        $43        $ 74       $162



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

18  PROSPECTUS

FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the FLORIDA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------------
FLORIDA TAX-EXEMPT BOND FUND
-------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                           REALIZED AND
                  NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                   NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                     END OF
                  OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD   TOTAL RETURN   PERIOD (000)
                  ---------   ----------   ------------   -------------   -------------   ---------   ------------   ------------
     INVESTOR
       SHARES
  1997               $10.07     $0.44          $0.25         $(0.44)         $(0.03)       $10.29         7.00%         $3,226
  1996                10.18      0.44          (0.06)         (0.44)          (0.05)        10.07         3.76%          4,025
  1995                 9.75      0.42           0.43          (0.42)         --             10.18         9.04%          3,320
  1994(1)             10.00      0.13          (0.25)         (0.13)         --              9.75        (1.22)%+        2,280

     FLEX SHARES
  1997               $10.08     $0.39          $0.25         $(0.39)         $(0.03)       $10.30         6.48%         $3,000
  1996(2)             10.19      0.39          (0.06)         (0.39)          (0.05)        10.08         3.27%*         2,692

                                                                 RATIO OF NET
                                                 RATIO OF         INVESTMENT
                               RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                INVESTMENT      AVERAGE NET     TO AVERAGE NET
                   RATIO OF       INCOME          ASSETS            ASSETS
                   EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(3)
                  ----------   ------------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              0.85%         4.28%            1.31%             3.82%            135%
  1996              0.85%         4.28%            1.36%             3.77%             63%
  1995              0.85%         4.36%            1.50%             3.71%            105%
  1994(1)           0.85%*        3.67%*           3.20%*            1.32%*            53%
     FLEX SHARES
  1997              1.35%         3.78%            2.28%             2.85%            135%
  1996(2)           1.35%*        3.79%*           2.54%*            2.60%*            63%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JANUARY 18, 1994.


(2) COMMENCED OPERATIONS ON JUNE 1, 1995.


(3) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.


GEORGIA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Georgia Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Georgia residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Georgia municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Georgia income tax. The issuers of these securities can be located in:


    - Georgia;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.


    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

                                                          PROSPECTUS  19


    The Fund may invest in variable and floating rate instruments, investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Georgia Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Ms. Gay Cash has managed the Georgia Tax-Exempt Bond Fund since it began operating. She has more than 16 years of investment experience and has served as a Vice President of SunTrust Bank, Atlanta since 1987.

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the GEORGIA TAX-EXEMPT BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*)  SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .48%              .48%
  12b-1 Distribution & Service Fees After Reimbursements(2)                        --%              .44%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .37%              .43%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           .85%             1.35%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .50% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.33% FOR INVESTOR SHARES AND 2.08% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

20  PROSPECTUS


                                                                            10
EXAMPLE                                    1 YEAR    3 YEARS   5 YEARS    YEARS
--------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for
       INVESTOR SHARES                      $46        $64       $83       $138
      contingent deferred sales charge*
       for FLEX SHARES                      $34        $43       $74       $162



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."


FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the GEORGIA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

--------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                           NET REALIZED
                                               AND
                  NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
                  OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                  ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
     INVESTOR
       SHARES
  1997              $9.58       $0.40         $0.21          $(0.40)         $(0.05         $ 9.74         6.47%        $ 3,511
  1996               9.65        0.41         (0.05)          (0.41)          (0.02)          9.58         3.69%          3,418
  1996               9.44        0.40          0.21           (0.40)         --               9.65         6.70%          3,268
  1994(1)           10.00        0.13         (0.56)          (0.13)         --               9.44        (4.29)%+        3,300

     FLEX SHARES
  1997              $9.56       $0.35         $0.22          $(0.35)         $(0.05)        $ 9.73         6.06%        $ 4,662
  1996(2)            9.72        0.36         (0.14)          (0.36)          (0.02)          9.56         2.25%*         4,207

                                                               RATIO OF NET
                                RATIO OF       RATIO OF         INVESTMENT
                                  NET         EXPENSES TO      INCOME (LOSS)
                               INVESTMENT     AVERAGE NET     TO AVERAGE NET
                   RATIO OF      INCOME         ASSETS            ASSETS
                   EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE
                  ----------   ----------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              0.85%        4.10%          1.33%              3.62%             15%
  1996              0.85%        4.17%          1.41%              1.61%             60%
  1996              0.85%        4.31%          1.43%              3.73%             25%
  1994(1)           0.85%*       3.93%*         2.36%*             2.42%*            26%
     FLEX SHARES
  1997              1.35%        3.60%          2.07%              2.88%             15%
  1996(2)           1.35%*       3.66%*         2.35%*             2.66%*            60%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JANUARY 19, 1994.



(2) COMMENCED OPERATIONS ON JUNE 6, 1995.

                                                          PROSPECTUS  21

TENNESSEE TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Tennessee Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Tennessee residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in investment grade Tennessee municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Tennessee income tax. The issuers of these securities can be located in:


    - Tennessee;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in variable and floating rate instruments and taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.


RISK CONSIDERATIONS

[LOGO]
         The Tennesee Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and


    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."


FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed of the Tennessee Tax-Exempt Bond Fund since the Fund began operating. He joined STI Capital in 1988 and currently serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga.

22  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor and Flex Shares of the TENNESSEE TAX-EXEMPT BOND FUND.



                                                                          INVESTOR SHARES     FLEX SHARES
------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses
    Maximum Sales Charge Imposed on Purchases*                                   3.75%              None
    Maximum Deferred Sales Charge                                                 None             2.00%
(*) SEE "PURCHASING FUND SHARES."
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                   .00%              .00%
  12b-1 Distribution & Service Fees After Reimbursements(2)                       .14%              .65%
  Other Expenses After Fee Waivers and Reimbursements(3)                          .71%              .70%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)           .85%             1.35%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.



(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .93% FOR INVESTOR SHARES.



(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD HAVE BEEN 1.76% FOR INVESTOR SHARES AND 2.35% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------

You would pay the following expenses on
a $1,000 investment, assuming
(1) a 5% annual return;
(2) redemption at the end of each time
period; and
(3) the imposition of the maximum:
      front-end sales charge for INVESTOR
       SHARES                                    $46        $64        $83        $138
      contingent deferred sales charge* for
       FLEX SHARES                               $34        $43        $74        $162



    YOU SHOULD NOT USE THE INFORMATION CONTAINED IN THIS TABLE AS AN INDICATOR OF PAST OR FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.



    If you purchase shares through a financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for a reduced sales charge. See "Purchasing Fund Shares." Over the long-term you may indirectly pay more than the equivalent of the maximum permitted front-end sales charges.



* IMPOSED ON REDEMPTIONS WITHIN ONE YEAR OF PURCHASE. SEE "PURCHASING FUND SHARES."

                                                          PROSPECTUS  23

FINANCIAL AND PERFORMANCE HIGHLIGHTS
[LOGO]

       The table that follows presents information about the investment results of the Investor and Flex Shares of the TENNESSEE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

----------------------------------
TENNESEE TAX-EXEMPT BOND FUND
----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                           NET REALIZED
                                               AND
                  NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                    VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                  BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
                  OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                  ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
     INVESTOR
       SHARES
  1997              $9.42       $ 0.41        $0.23          $(0.41)         $--            $ 9.65         6.93%        $ 1,602
  1996               9.53         0.41        (0.10)          (0.42)         --               9.42         3.28%          1,523
  1996               9.23         0.44         0.29           (0.43)         --               9.53         8.24%          1,170
  1994(1)           10.00         0.13        (0.77)          (0.13)         --               9.23        (6.39)%+        1,127

     FLEX SHARES
  1997              $9.41       $ 0.37        $0.23          $(0.37)         $--            $ 9.64         6.42%        $ 2,505
  1996(2)            9.59         0.37        (0.18)          (0.37)         --               9.41         1.98%*         2,017

                                                               RATIO OF NET
                                RATIO OF       RATIO OF         INVESTMENT
                                  NET         EXPENSES TO      INCOME (LOSS)
                               INVESTMENT     AVERAGE NET     TO AVERAGE NET
                   RATIO OF      INCOME         ASSETS            ASSETS
                   EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO
                  TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER
                  NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE
                  ----------   ----------   ---------------   ---------------   --------
     INVESTOR
       SHARES
  1997              0.85%        4.31%          1.76%               3.40%            16%
  1996              0.85%        4.29%          2.08%               3.06%            41%
  1996              0.85%        4.70%*         2.10%               3.45%            28%
  1994(1)           0.85%*       3.74%*         6.60%*             (2.01)%*          13%
     FLEX SHARES
  1997              1.35%        3.81%          2.34%               2.82%            16%
  1996(2)           1.34%*       3.80%*         2.74%*              2.40%*           41%


 * ANNUALIZED.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.


(1) COMMENCED OPERATIONS ON JANUARY 19, 1994.



(2) COMMENCED OPERATIONS ON JUNE 5, 1995.



    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.



    THE INVESTMENT OBJECTIVES OF THE INVESTMENT GRADE BOND FUND, U.S. GOVERNMENT SECURITIES FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, SHORT-TERM BOND FUND, AND SHORT-TERM U.S. TREASURY SECURITIES FUND ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

24  PROSPECTUS

RISK CONSIDERATIONS


                       TYPE OF RISK                          FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FUND RISK -- The possibility that a Fund's performance       All Funds
during a specific period may not meet, or exceed, that of
the market as a whole.

INTEREST RATE RISK -- The potential for a decline in the     All Funds
price of fixed-income securities due to rising interest
rates. This risk will be greater for long-term securities
than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be        All Funds
unable to make timely payments of either principal or        (except Short-Term
interest.                                                    U.S. Treasury
                                                             Securities Fund)

CALL RISK -- The possibility that securities with high       All Funds
interest rates will be prepaid (or "called") by the issuer,  (except Short-Term
prior to maturity, during periods of falling interest        U.S. Treasury
rates. This would require a Fund to invest the resulting     Securities Fund)
proceeds elsewhere, at generally lower interest rates.

EVENT RISK -- The possibility that corporate debt            All Funds
securities may suffer substantial declines in credit         (except Short-Term
quality and market value due to corporate restructurings.    U.S. Treasury
While event risk may be high for certain corporate           Securities Fund)
securities held by a Fund, event risk overall should be low
because of the Fund's diversified holdings.

GEOGRAPHIC RISK -- The risk that a Fund's concentration of   State Tax-Exempt Funds
investments in securities of issuers located in a single
state or geographic region subject a Fund to economic
conditions and government policies of that state or region
that could adversely affect the value of a Fund.

                                                          PROSPECTUS  25


                       TYPE OF RISK                          FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

PREPAYMENT RISK -- The risk that mortgage-backed and asset-  Investment Grade Bond Fund backed securities may be retired substantially earlier than  U.S. Government Securities Fund
their stated maturities or final distribution dates,         Limited-Term Federal Mortgage
resulting in a loss of all, or part, of any premium paid.    Securities Fund
                                                             Short-Term Bond Fund

HEDGING RISKS -- Hedging is an investment strategy designed  Investment Grade Bond Fund
to offset investment risks. Hedging activities include       Short-Term Bond Fund
among other things, the use of options and futures. There    Investment Grade Tax-Exempt
are risks associated with hedging activities, including:     Bond Fund
- The success of a hedging strategy may depend on an         State Tax-Exempt Funds
  ability to predict movements in the prices of individual
  securities, fluctuations in markets, and movements in
  interest rates;
- There may be an imperfect or no correlation between the
  changes in market value of the securities held by a Fund
  and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures
  contract or option;
- Trading restrictions or limitations may be imposed by an
  exchange, and government regulations may restrict trading
  in futures contracts and options.

26  PROSPECTUS


                       TYPE OF RISK                          FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FOREIGN SECURITY RISKS -- There are risks associated with    Investment Grade Bond Fund
international investing, including:                          Short-Term Bond Fund
    VOLATILITY -- Investments in foreign stock markets can
    be more volatile than investments in U.S. markets.
    Diplomatic, political, or economic developments could
    affect investments in foreign countries.
    EXPENSE CONSIDERATIONS -- Fixed commissions on many
    foreign stock exchanges are generally higher than
    negotiated commissions on U.S. exchanges. Expenses for
    custodial arrangements of foreign securities may be
    somewhat greater than typical expenses for custodial
    arrangements for handling U.S. securities of equal
    value.
    FOREIGN TAXES -- Certain foreign governments levy
    withholding taxes against dividend and interest income.
    Although in some countries a portion of these taxes are
    recoverable, the non-recovered portion of foreign
    withholding taxes will reduce the income received from
    the securities comprising the portfolio.
    REGULATORY ENVIRONMENT -- Foreign companies generally
    are not subject to uniform accounting, auditing, and
    financial reporting standards comparable to those
    applicable to U.S. domestic companies. Foreign branches
    of U.S. banks, foreign banks, and foreign issuers may
    be subject to less stringent reserve requirements and
    to different accounting, auditing, reporting, and
    recordkeeping standards than those applicable to
    domestic branches of U.S. banks and U.S. domestic
    issuers. There is generally less government regulation
    of securities exchanges, brokers and listed companies
    abroad than in the U.S.
    CURRENCY RISK -- The possibility that changes in
    foreign exchange rates will affect, favorably or
    unfavorably, the value of foreign securities or the
    U.S. dollar amount of income or gain received on such
    securities.

                                                          PROSPECTUS  27


                       TYPE OF RISK                          FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

    CURRENCY RISK -- The possibility that changes in         Investment Grade Bond Fund
    foreign exchange rates will affect, favorably or         Short-Term Bond Fund
    unfavorably, the value of foreign securities or the
    U.S. dollar amount of income or gain received on such
    securities.

28  PROSPECTUS


PURCHASING FUND SHARES
HOW TO BUY FUND SHARES(1)



    You may buy either Investor or Flex Shares (and fractions of shares) by mail, telephone, or wire directly from the Transfer Agent, Federated Services Company. You also may purchase shares through a SunTrust Investment Consultant, certain correspondent banks of SunTrust Banks, Inc. or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).



    The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent plus, in the case of Investor Shares, the applicable front-end sales charge. NAV is calculated by (1) taking the current market value of a Fund's total assets for that class of shares (either Investor or Flex), (2) subtracting the liabilities applicable to that class of shares, and (3) dividing that amount by the total number of shares of that class owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for certain securities owned by a Fund. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, the Transfer Agent must receive your purchase order before 4:00 p.m. Eastern time. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your purchase order to your financial institution at an earlier time for your purchase to be effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares through your financial institution, you should contact your financial institution directly.



    If you decide to buy shares directly, call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. The check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks and cash are not accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.


FUNDLINK

    FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

                                                          PROSPECTUS  29

FRONT-END SALES CHARGES -- INVESTOR SHARES


    The following table shows: (1) the sales charge you pay (i) as a percentage of the offering price and (ii) as a percentage of your net investment (NAV multiplied by the number of shares you purchase); and (2) the amount that is paid to your Investment Consultant (Dealer) as a percentage of the offering price.



                                                         SALES CHARGE   SALES CHARGE     DEALER'S
                                                             AS A           AS A        REALLOWANCE
                                                          PERCENTAGE    PERCENTAGE OF    AS A % OF
                                                          OF OFFERING     YOUR NET       OFFERING
YOUR INVESTMENT                                              PRICE       INVESTMENT        PRICE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES, INVESTMENT GRADE
  TAX-EXEMPT BOND, INVESTMENT GRADE BOND,
  AND STATE TAX-EXEMPT BOND FUNDS
 Less than $100,000....................................        3.75%          3.90%         3.375%
  $100,000 but less than $250,000......................        3.25%          3.36%         2.925%
  250,000 but less than $1,000,000.....................        2.50%          2.56%         2.250%
  $1,000,000 and over..................................        1.50%          1.52%         1.350%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
 Less than $100,000....................................        2.50%          2.56%         2.250%
  $100,000 but less than $250,000......................        1.75%          1.78%         1.575%
  $250,000 but less than $1,000,000....................        1.25%          1.27%         1.125%
  $1,000,000 and over..................................      None           None           None

SHORT-TERM BOND FUND
 Less than $100,000....................................        2.00%          2.04%         1.800%
  $100,000 but less than $250,000......................        1.50%          1.52%         1.350%
  $250,000 but less than $1,000,000....................        1.00%          1.01%         0.900%
  $1,000,000 and over..................................      None           None           None

SHORT-TERM U.S. TREASURY SECURITIES FUND
 Less than $100,000....................................        1.00%          1.01%         0.900%
  $100,000 but less than $250,000......................        0.75%          0.76%         0.675%
  $250,000 but less than $500,000......................        0.50%          0.50%         0.450%
  $500,000 and over....................................      None           None           None


    The front-end sales charge will be waived on Investor Shares purchased:

    - through reinvestment of dividends and distributions;

    - through a SunTrust Securities, Inc. asset allocation account;

    - by persons repurchasing shares they redeemed within the last 60 days (see REPURCHASE OF INVESTOR SHARES, below).

30  PROSPECTUS

    - by employees, and members of their immediate family, of SunTrust Banks, Inc. and its affiliates;


    - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the trust department of a bank affiliated with SunTrust Banks, Inc.; or


    - by persons investing an amount less than or equal to the value of an account distribution, when an account for which a bank affiliated with SunTrust Banks, Inc. acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

REPURCHASE OF INVESTOR SHARES

    You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, your purchase order must be received by the Transfer Agent within 60 days after your redemption. IN ADDITION, YOU MUST NOTIFY THE TRANSFER AGENT, WHEN YOU SEND IN YOUR PURCHASE ORDER, THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES


- RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate (see "Front-End Sales Charges"), this right allows you to add the value of the Investor Shares you already own to the amount you are currently purchasing. The Trust will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account,
  (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate, may also use this right of accumulation. The Trust will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE DISTRIBUTOR FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Distributor with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide children's ages). The Trust may amend or terminate this right of accumulation at any time.



- LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount the intended purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Trust will only consider the value of Investor Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must

                                                          PROSPECTUS  31


  send a Letter of Intent to the Transfer Agent. As a result, neither Investor Shares of STI Classic Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note the purchase price of these prior purchases will not be adjusted.



      You are not legally bound by the terms of your Letter of Intent to purchase the amount of you shares stated in the Letter. The Letter does, however, authorize the Transfer Agent to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intend to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



- COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Trust will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.


CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES


    You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) NAV of the shares at the time of purchase, or (2) NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.



    The CDSC will be waived if you sell your Flex Shares for the following reasons:



    - to make certain withdrawals from a retirement plan;


    - because of death or disability; or

    - for certain payments under the Systematic Withdrawal Plan (discussed below).


MINIMUM PURCHASE



    To purchase Investor Shares for the first time, you must invest at least $2,000 in any Fund. Employees of SunTrust Banks, Inc., and members of their immediate family, however, may buy Investor Shares with an initial purchase of $1,000. To purchase Flex Shares for the first time, you must invest at least $10,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $1,000 or, via statement coupon, $100.

32  PROSPECTUS


MINIMUM PURCHASE -- RETIREMENT PLANS



    A retirement plan may purchase either Investor Shares or Flex Shares for the first time with an investment of at least $2,000 in any Fund.



    If you invest through the Systematic Investment Plan, described below, you will be subject to lower minimum purchase amounts.


SYSTEMATIC INVESTMENT PLAN


    If you have a checking or savings account with a Sun Trust Banks, Inc. affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.



PURCHASING SHARES -- THE DISTRIBUTOR


    The Distributor may accept investments of smaller amounts, for either class of shares, at its discretion. In addition, the Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR FUND SHARES


    You may sell (redeem) your Investor or Flex Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through SunTrust Investment Consultants and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for a redemption amount of at least $1,000. Redemption requests for $25,000 or more must be in writing and must include a signature guarantee (a notarized signature is not sufficient). The redemption price of each share will be the next NAV determined after receipt of your redemption request less, in the case of Flex Shares, any applicable CDSC. Redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time to get that day's NAV. If you redeem your shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your redemption request to the financial institution at an earlier time for your redemption to be effective that day. This allows the financial institution time to process your request and transmit it to the Transfer Agent. For more information about how to request redemptions through your financial institution, you should contact your financial institution directly.

                                                          PROSPECTUS  33

RECEIVING YOUR MONEY


    Your redemption proceeds normally will be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).



REDEMPTIONS IN KIND



    The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.


INVOLUNTARY REDEMPTIONS

    If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN


    If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a Sun Trust Banks, Inc. affiliated bank, electronically transferred to your account.


EXCHANGES


    You may exchange your Investor or Flex Shares by contacting (1) an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or (2) the Transfer Agent directly via FUNDLINK. Exchange requests must be for an exchange amount at least $1,000. You may exchange your shares up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE

34  PROSPECTUS

YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

INVESTOR SHARES

    You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

FLEX SHARES


    You may exchange Flex Shares of any Fund for Flex Shares of any other Fund or for Investor Shares of the Money Market Funds of the Trust. No CDSC is imposed on redemptions of Money Market Fund share you acquire in an exchange, provide you hold your shares for at least one year from your initial purchase date. If you exchange Flex Shares of any Fund for Investor Shares of a Money Market Fund, you may only exchange those Money Market Fund Investor Shares for Flex Shares.



TRANSACTIONS OVER THE TELEPHONE



    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

    Income dividends of each Fund are declared daily and paid monthly. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make capital gains distributions at least annually.


    You will receive dividends and distributions in the form of additional Shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will be effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

                                                          PROSPECTUS  35

TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND


    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.



TAX STATUS OF SHARE TRANSACTIONS



    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.



TAX STATUS OF DISTRIBUTIONS


    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.


    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.



    Distributions paid in January, but declared as dividends by a Fund in October, November or December of the previous year, are taxable to you in the previous year.



TAX MANAGEMENT



    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.


TAX-EXEMPT DISTRIBUTIONS


    The State Tax-Exempt Funds, the Tax-Exempt Money Market Fund, and the Investment Grade Tax-Exempt Bond Fund may pay "exempt-interest" dividends. Exempt-interest dividends are excludable from your gross income for Federal income tax purposes, but may have other Federal income tax consequences (i.e., alternative minimum tax). Current Federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

36  PROSPECTUS

STATE TAX CONSIDERATIONS


    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated, investment company for Federal income tax purposes.



    Distributions by Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive attributable to interest on U.S. Government obligations may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. You should verify your tax liability with your tax advisor.


STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING


    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.


SHAREHOLDER INQUIRIES


    You may call 1-800-874-4770 to obtain information on account statements, procedures, and other related information.

                                                          PROSPECTUS  37

INVESTMENT ADVISORS


    The Advisors make investment decisions for the assets of the Funds they advise and continuously review, supervise, and administer their respective Fund's investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.



    STI Capital Management, N.A. serves as the Advisor to the Limited-Term Federal Mortgage Securities, Investment Grade Bond, Investment Grade Tax-Exempt Bond, and Florida Tax-Exempt Bond Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.



    Trusco Capital Management, Inc. serves as the Advisor to the Short-Term U.S. Treasury Securities, Short-Term Bond, and U.S. Government Securities Funds. As
of               , 1997, Trusco had approximately $   billion in assets under
management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.


    SunTrust Bank, Chattanooga, N.A. serves as the Advisor to the Tennessee
Tax-Exempt Bond Fund. As of             , 1997, SunTrust Bank, Chattanooga, N.A.
had approximately $   billion in assets under management. The principal business address of SunTrust Bank, Chattanooga, N.A. is 736 Market Street, Chattanooga, Tennessee 37402.


    SunTrust Bank, Atlanta serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of December 31, 1996, SunTrust Bank, Atlanta had approximately $12 billion in assets under management. The principal address for SunTrust Bank, Atlanta is 25 Park Place, Atlanta, Georgia 30303.



    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc.("SunTrust"). SunTrust is a southeastern regional bank holding company with
assets of $   billion, as of             , 1997. SunTrust is one of the 20
largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately
$   billion, as of             , 1997.


    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION


    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement.


    The Investor Shares of each Fund have a Distribution Plan. Under the Distribution Plan, the Distributor is entitled to receive an annual fee of up to:

38  PROSPECTUS

    - .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, and Tennessee Tax-Exempt Bond Fund;

    - .23% of the average daily net assets of the Short-Term Bond Fund and Limited-Term Federal Mortgage Securities Fund;

    - .43% of the average daily net assets of the Investment Grade Bond Fund and Investment Grade Tax-Exempt Bond Fund; and

    - .38% of the average daily net assets of the U.S. Government Securities
      Fund.

    The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services; or

    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.


    Flex Shares of each Fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to recover up to .75% of the average daily assets of the Flex Shares of each Fund.



    The Distributor may use these fees:



    - as compensation for its distribution-related services or shareholder services; or



    - to compensate financial institutions and intermediaries, such as banks (including Suntrust Banks, Inc.'s affiliates and subsidiaries) for performing distribution-related or shareholder services.



    The Distributor may waive all, or a portion of its fees to limit the net expenses of the Funds to the amounts set forth in each Fund's Expense Summary.



    Flex Shares also have a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. The service fee may be used for personal service and maintenance of shareholder accounts.



    The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Operating Expenses summary.



    You may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc. or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor Shares and Flex Shares of the Trust and application forms.


    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

                                                          PROSPECTUS  39

    At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund Shares.


    Trust Shares of each Fund are offered without a sales charge primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares. Certain financial institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares.


ADMINISTRATION


    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:


AVERAGE AGGREGATE NET ASSETS         FEE
-------------------------------------------
$1 -- $1 billion                   0.10%
over $1 billion to $5 billion      0.07%
over $5 billion to $8 billion      0.05%
over $8 billion to $10 billion     0.045%
over $10 billion                   0.04%


    The Administrator may voluntarily waive all or a portion of its fees to limit the net expenses of the Funds to the amounts in each Fund's Operating Expense summary.

40  PROSPECTUS


FUND INVESTMENTS



% = Maximum percentage permissible. Except for illiquid securities, all percentages shown are of total assets.


X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.


-- = Not permitted.



                                              LIMITED-TERM              SHORT-TERM
                      INVESTMENT     U.S.       FEDERAL                    U.S.     INVESTMENT   FLORIDA     GEORGIA    TENNESSEE
                        GRADE     GOVERNMENT    MORTGAGE    SHORT-TERM   TREASURY     GRADE     TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT
SECURITY                 BOND     SECURITIES   SECURITIES      BOND     SECURITIES  TAX-EXEMPT     BOND        BOND        BOND
OR PRACTICE              FUND        FUND         FUND         FUND        FUND     BOND FUND      FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL
  INVESTMENTS
    ADRs                  X           --           --           --          --          --          --          --          --
    Asset-Backed
     Securities           X           *           35%           X           --          --          --          --          --
    Bank Obligations      X          35%          35%           --          --          --          --          --          --
    Commercial Paper
     (Two Highest
     Ratings
     Categories)          --         35%          35%           --          --          --          --          --          --
    Corporate Debt
     Obligations
     (Investment
     Grade)              X(4)        35%          35%          X(4)         --         20%        20%(4)      20%(4)      20%(4)
    Investment
     Company Shares      10%         10%          10%          10%         10%         10%         10%         10%         10%
    Mortgage-Backed
     Securities          X(1)        X(7)         X(7)         X(2)         --          *           *           *           *
    Municipal
     Securities (Two
     Highest Ratings
     Categories)          --          --           --          X(4)         --       X(3,4,5)    X(3,4,5)    X(3,4,5)    X(3,4,5)
    Repurchase
     Agreements           *          35%          35%           *           --         20%         20%         20%         20%
    Restricted
     Securities           *           *            *            *           *           *           *           *           *
    Securities of
     Foreign Issuers      X           --           --           X           --          --          --          --          --
    Supranational
     Agency
     Obligations          X           --           --          35%          --          --          --          --          --
    U.S. Treasury
     and Government
     Agency
     Obligations          X           X           35%           X          X(6)        20%         20%         20%         20%
    Zero Coupon
     Obligations          X           --           --           X           --          X           X           X           X
INVESTMENT PRACTICES
    Borrowing          33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Dollar Rolls          --          X            X            --          --          --          --          --          --
    Illiquid
     Securities          15%         15%          15%          15%         15%         15%         15%         15%         15%
    Securities
     Lending           33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Standby
     Commitments          X           X            X            X           X           X           X           X           X
    When-Issued
     Securities        33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
LEVERAGING AND
  HEDGING TOOLS
    Futures and
     Options on
     Futures             35%          *            *           35%          --          *          35%         35%         35%
    Puts                 35%          --           --          35%          --         35%         35%         35%         35%
    Options              35%          *            *           35%          *           *          35%         35%         35%
    Swaps, Caps,
     Floors and
     Collars             25%          --           --           --          --          --          --          --          --
    Variable and
     Floating
     Rate
     Instruments          X           X            X            X           X           X           X           X           X



(1) MAY PURCHASE UP TO 35% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.


(2) MAY PURCHASE UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.


(3) INVESTS AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES. OF THIS 65%, 75% MUST BE RATED A OR BETTER OR THEIR UNRATED EQUIVALENTS. EACH STATE TAX-EXEMPT BOND FUND MUST INVEST AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES ISSUED BY ITS RESPECTIVE STATE.


(4) MAY PURCHASE UP TO 25% RATED BBB OR BAA OR THEIR UNRATED EQUIVALENTS.


(5) MAY PURCHASE MUNICIPAL FORWARDS.


(6) U.S. TREASURY OBLIGATIONS ONLY.


(7) PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES PERMITTED BUT NOT TYPICALLY
    USED.



    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

                                                          PROSPECTUS  41


INVESTMENT RESTRICTIONS



    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:



    - Invest more than 5% of its assets in the securities of any one issuer.



    - Purchase more than 10% of the outstanding voting securities of any one issuer.



MORE ABOUT INVESTMENTS AND HEDGING TOOLS


    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.


    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security. Eurodollar and Yankee bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.



    ASSET-BACKED SECURITIES are backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.



    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.



    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.



    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).


    DOLLAR ROLLS are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is against the past interest income on the securities sold to arrive at an implied borrowing rate.

42  PROSPECTUS


    EQUITY SECURITIES include COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock, and CONVERTIBLE SECURITIES. These securities may be publicly or privately issued.


    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options, for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.


    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.


    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.


    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law.



    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.


    LOAN PARTICIPATIONS are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.


    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM DEBT OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCIES, and SHORT-TERM CORPORATE OBLIGATIONS.


    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages, and floating rate mortgages.

                                                          PROSPECTUS  43


    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.


    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.


    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.


    REMICs are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    MUNICIPAL FORWARDS are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.

    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

    MUNICIPAL SECURITIES consist of:

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities, and;

44  PROSPECTUS

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.


    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.



    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.



    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.



    RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.



    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.



    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.



    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.



    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including COMMERCIAL PAPER and other short-term corporation obligations. Short-term corporate obligations are short-term obligations issued by corporations.



    STANDBY COMMITMENTS AND PUTS -- Puts permit the holder to sell securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at

                                                          PROSPECTUS  45


the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.



    SUPRANATIONAL AGENCY OBLIGATIONS are obligations established through the joint participation of several governments, and including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.



    SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impace on a Fund's performance.



    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.


    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).


    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.


    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

46  PROSPECTUS

SUNTRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE
BANKS:

FLORIDA: (STATEWIDE TOLL
  FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. --
  FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422


777 Brickell Avenue
Miami, FL 33131
(305) 579-7450


401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517


Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012


Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390


200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534



Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515



210 Security Square
Winter Haven, FL 33880
(941) 297-6855


One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798


3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064



11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264


GEORGIA:
SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346


2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015


606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

                                                          PROSPECTUS  47


TENNESSEE:
SUNTRUST SECURITIES, INC. -- TENNESSEE


424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:
SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

48  PROSPECTUS


STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

           SunTrust Bank, Atlanta                    25 Park Place
                                                     Atlanta, GA 30303

           SunTrust Bank, Chattanooga, N.A.          736 Market Street
                                                     Chattanooga, TN 37402

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

                                                          PROSPECTUS  49


    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual report, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

STI CLASSIC FUNDS INVESTOR SHARES
PROSPECTUS

OCTOBER 1, 1997



PRIME QUALITY MONEY MARKET FUND

U.S. GOVERNMENT SECURITIES MONEY
  MARKET FUND

TAX-EXEMPT MONEY MARKET FUND




INVESTMENT ADVISOR
TO THE FUNDS:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Advisor")




STI CLASSIC FUNDS

PROSPECTUS



GENERAL INFORMATION
AND CONTENTS



        1  ABOUT THE TRUST
      ---

        1  PRIME QUALITY MONEY MARKET FUND
      ---

        3  U.S. GOVERNMENT SECURITIES MONEY
      ---    MARKET FUND

        5  TAX-EXEMPT MONEY MARKET FUND
      ---

        7  RISK CONSIDERATIONS
      ---

        9  PURCHASING FUND SHARES
      ---

       13  TAX INFORMATION
      ---

       17  FUND INVESTMENTS
      ---

       18  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---



    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares of the Money Market Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



    THE FUNDS:


    - ARE NOT BANK DEPOSITS


    - ARE NOT FEDERALLY INSURED


    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY


    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS



    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.



    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.


OCTOBER 1, 1997

                                                          PROSPECTUS  1


ABOUT THE TRUST



STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Investor Shares of the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds).


ABOUT MONEY MARKET FUNDS


The Money Market Funds are governed by SEC rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable net asset value per share. All securities purchased by the Funds must have remaining maturities of 13 months or less.


FUND INFORMATION -- MONEY
  MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund invests in U.S. and foreign money market instruments denominated in U.S. dollars.



    The Fund may invest in obligations of supranational entities rated in the highest short-term ratings category or their unrated equivalents. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.


RISK CONSIDERATIONS

[LOGO]
         The Prime Quality Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;


    - Call Risk;



    - Event Risk;



    - Prepayment Risk;



    - Hedging Risks;



    - Foreign Security Risks; and



    - Currency Risk.



    For a description of these risks, please see "RISK CONSIDERATIONS."

2  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the PRIME QUALITY MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                  None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                   .50%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                       .12%
  Other Expenses After Fee Waivers and Reimbursements(3)                                          .13%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                           .75%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.
(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .20%.
(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .16%.
(4) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.01%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------

You would pay the following
  expenses on a $1,000
  investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of
  each time period.             $  8    $  24    $  42    $   93


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor Shares of the PRIME QUALITY MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-----------------------------------
PRIME QUALITY MONEY MARKET FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS
                                  VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -------------   ----------   ------
  1997                            $1.00       $0.05          $--          $(0.05)           $--          $1.00       4.84%
  1996                             1.00        0.05          --            (0.05)           --            1.00       5.08%
  1995                             1.00        0.05          --            (0.05)           --            1.00       4.62%
  1994                             1.00        0.03          --            (0.03)           --            1.00       2.71%
  1993(1)                          1.00        0.03          --            (0.03)           --            1.00       2.75%*

                                                                                              RATIO OF NET
                                                                              RATIO OF         INVESTMENT
                                                            RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                             INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                                RATIO OF       INCOME          ASSETS            ASSETS
                                 NET ASSETS     EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                   END OF      TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                PERIOD (000)   NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ------------   ----------   ------------   ---------------   ---------------
  1997                            $  283,544     0.75%         4.74%            0.97%             4.52%
  1996                               215,696     0.75%         4.94%            1.00%             4.69%
  1995                               157,616     0.75%         4.55%            1.01%             4.29%
  1994                               129,415     0.75%         2.67%            0.99%             2.43%
  1993(1)                             61,578     0.75%*        2.68%*           1.02%*            2.41%


 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

                                                          PROSPECTUS  3

U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund will invest exclusively in:


          - U.S. Treasury obligations;


    - securities of wholly-owned corporations


      (E.G., GNMA, Fannie Mae, FHLMC) of the U.S. Government that are backed by the full faith and credit of the U.S. Government such as mortgage-backed securities; and


    - repurchase agreements.


    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.


RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Money Market Fund is subject to the following types of risk:

    - Fund Risk;


    - Interest Rate Risk;



    - Credit Risk;



    - Call Risk;



    - Prepayment Risk; and



    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."

4  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                     .51%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                         .11%
  Other Expenses After Fee Waivers and Reimbursements(3)                                            .13%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                             .75%



(1) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD .65%.
(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .17%.
(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .14%.
(4) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .96%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.



EXAMPLE                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------

You would pay the following
  expenses on a $1,000
  investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of
  each time period.             $  8    $  24    $  42    $   93


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

-------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND                       DISTRIBUTIONS
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS      FROM
                                  VALUE     INVESTMENT    NET GAINS      FROM NET       REALIZED     NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT       CAPITAL     VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME          GAINS      OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -----------   ----------   ------
  1997                            $1.00       $0.05          $ --         $(0.05)          $ --        $1.00       4.69%
  1996                             1.00        0.05            --          (0.05)            --         1.00       4.99%
  1995                             1.00        0.04            --          (0.04)            --         1.00       4.51%
  1994                             1.00        0.03            --          (0.03)            --         1.00       2.63%
  1993(1)                          1.00        0.03            --          (0.03)            --         1.00       2.65%*

                                                                                              RATIO OF NET
                                                                              RATIO OF         INVESTMENT
                                                            RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                             INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                                RATIO OF       INCOME          ASSETS            ASSETS
                                 NET ASSETS     EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                   END OF      TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                PERIOD (000)   NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ------------   ----------   ------------   ---------------   ---------------
  1997                            $63,178        0.75%         4.59%            0.96%             4.38%
  1996                             58,608        0.75%         4.88%            0.99%             4.64%
  1995                             46,639        0.75%         4.51%            1.02%             4.24%
  1994                             32,395        0.75%         2.54%            0.97%             2.32%
  1993(1)                          16,688        0.75%*        2.57%*           1.11%*            2.21%*


 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

                                                          PROSPECTUS  5

TAX-EXEMPT MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality, short-term municipal securities of issuers located in:



    - all 50 states;


    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.


    The Fund may invest in U.S. dollar denominated taxable money market instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."



    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.


RISK CONSIDERATIONS

[LOGO]
         The Tax-Exempt Money Market Fund subject to the following types of risk:

    - Fund Risk;


    - Interest Rate Risk;



    - Credit Risk;



    - Call Risk;



    - Event Risk;



    - Prepayment Risk; and



    - Hedging Risks.



    For a description of these risks, please see "RISK CONSIDERATIONS."

6  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]

         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the TAX-EXEMPT MONEY MARKET FUND.



Shareholder Transaction Expenses                                                                     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                     .49%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                         .09%
  Other Expenses                                                                                    .14%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                             .72%



(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.



(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .15%.



(3) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .84%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE. FUND EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.



EXAMPLE                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
You would pay the following expenses on
  a $1,000, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time
  period.                                 $  7    $  23    $  40    $   89


    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]

       The table that follows presents information about the investment results of the Investor Shares of the TAX-EXEMPT MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund is available at no charge by calling 1-800-874-4770.

---------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND                       DISTRIBUTIONS
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS      FROM
                                  VALUE     INVESTMENT    NET GAINS      FROM NET       REALIZED     NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT       CAPITAL     VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME          GAINS      OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -----------   ----------   ------
  1997                            $1.00       $0.03          $ --         $(0.03)          $ --        $1.00       2.97%
  1996                             1.00        0.03            --          (0.03)            --         1.00       3.16%
  1995                             1.00        0.03            --          (0.03)            --         1.00       3.00%
  1994                             1.00        0.02            --          (0.02)            --         1.00       1.96%
  1993(1)                          1.00        0.02            --          (0.02)            --         1.00       2.00%*

                                                                                            RATIO OF NET
                                                                            RATIO OF         INVESTMENT
                                                          RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                           INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                NET ASSETS    RATIO OF       INCOME          ASSETS            ASSETS
                                  END OF      EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                  PERIOD     TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                  (000)      NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ----------   ----------   ------------   ---------------   ---------------
  1997                            $102,013     0.62%         2.92%            0.83%             2.71%
  1996                              95,223     0.62%         3.10%            0.85%             2.87%
  1995                              87,647     0.55%         3.00%            0.87%             2.68%
  1994                              61,675     0.54%         1.93%            0.88%             1.59%
  1993(1)                           35,209     0.53%*        1.95%*           0.95%*            1.53%*


 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                                                          PROSPECTUS  7

RISK CONSIDERATIONS


                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FUND RISK -- The possibility that a Fund's performance during a         All Funds
specific period may not meet, or exceed, that of the market as a whole.

INTEREST RATE RISK -- The potential for a decline in the price of       All Funds
fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make    All Funds
timely payments of either principal or interest.

CALL RISK -- The possibility that securities with high interest rates   All Funds
will be prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

EVENT RISK -- The possibility that corporate fixed-income securities    Prime Quality Money
may suffer substantial declines in credit quality and market value due    Market Fund
to corporate restructurings. While event risk may be high for certain   Tax-Exempt Money
corporate securities held by a Fund, event risk overall should be low     Market Fund
because of the Fund's diversified holdings.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed       All Funds
securities may be retired substantially earlier than their stated
maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

8  PROSPECTUS


HEDGING RISKS -- Hedging is a strategy designed to offset investment    All Funds
risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures contract or option;
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

FOREIGN SECURITY RISKS -- There are risks associated with               Prime Quality Money
international investing, including:                                       Market Fund



CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.
VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income.
Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

                                                          PROSPECTUS  9

REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.


CURRENCY RISK -- The possibility that changes in foreign exchange       Prime Quality Money
rates will affect, favorably or unfavorably, the value of foreign         Market Fund
securities or the U.S. dollar amount of income or gain received on such securities.


PURCHASING FUND SHARES
HOW TO BUY FUND SHARES


    You may buy Investor Shares (and fractions of shares) by mail, telephone, or wire directly from the Transfer Agent, Federated Services Company. You also may purchase shares through a SunTrust Investment Consultant, certain correspondent banks of SunTrust Banks, Inc. or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).



    The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Trust. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Trust's Statement of Additional Information (SAI).


    Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before

10  PROSPECTUS


4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, as long as the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your purchase order to your financial institution at an earlier time for your purchase to be effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares through your financial institution, you should contact your financial institution directly.



    If you decide to buy shares directly, call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. Your check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks and cash will not be accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.


FUNDLINK

    FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

MINIMUM PURCHASE


    To purchase Investor Shares for the first time, you must invest at least $5,000 in any Money Market Fund. To purchase additional shares, you must invest $1,000, or, via a statement coupon, $100.


SYSTEMATIC INVESTMENT PLAN


    If you have a checking or savings account with a SunTrust Banks, Inc. affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month.



PURCHASING SHARES -- THE DISTRIBUTOR


    The Distributor may accept investments of smaller amounts at its discretion. In addition, the Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

                                                          PROSPECTUS  11

REDEEMING FUND SHARES
HOW TO SELL YOUR FUND SHARES


    You may sell (redeem) your Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through Investment Consultants of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for a redemption amount of at least $1,000. The redemption price of each Share will be the next NAV determined after receipt of your redemption request. Your redemption request will be effective as of the Business Day it is received by the Transfer Agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund.



    If you redeem your shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your redemption request to the financial institution at an earlier time for your redemption to be effective that day. This allows the financial institution time to process your request and transmit it to the Transfer Agent. For more information about how to request redemptions through your financial institution, you should contact your financial institution directly.


RECEIVING YOUR MONEY


    Your redemption proceeds normally will be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND


    The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

12  PROSPECTUS

INVOLUNTARY REDEMPTIONS

    If your account balance drops below the $5,000 required minimum, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN


    If you have at least $10,000 in your Fund account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check, or, if you have an account with a SunTrust Banks, Inc. affiliated bank, electronically transferred to your account.


EXCHANGES

    You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower, or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.


    You may exchange your Investor Shares by contacting (1) an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or (2) the Transfer Agent directly via FUNDLINK. Exchange requests must be for an exchange amount of at least $1,000. You may exchange your shares up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

                                                          PROSPECTUS  13


TRANSACTIONS OVER THE TELEPHONE



    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions reasonably they believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.


DIVIDENDS AND DISTRIBUTIONS

    Income dividends of each Fund are declared daily and paid monthly. The Funds make capital gains distributions at least annually.


    You will receive dividends and distributions in the form of additional shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.


TAX INFORMATION


    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND


    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.



TAX STATUS OF SHARE TRANSACTIONS



    EACH SALE, EXCHANGE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.



TAX STATUS OF DISTRIBUTIONS


    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDEND IN CASH OR IN ADDITIONAL SHARES.

14  PROSPECTUS


    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.



    Distributions paid in January, but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.



TAX MANAGEMENT



    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.


TAX-EXEMPT DISTRIBUTIONS


    The Tax-Exempt Money Market Fund may pay exempt-interest-dividends. Exempt-interest dividends are excludable from your gross income for regular Federal income tax purposes, but may have other Federal income tax consequences (I.E., alternative minimum tax). Current Federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.


STATE TAX CONSIDERATIONS


    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.



    Distributions by Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. However, you should verify your tax liability with your tax advisor.


STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

                                                          PROSPECTUS  15


    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.


REPORTING


    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.


SHAREHOLDER INQUIRIES


    You may call your financial institution or 1-800-874-4770 to obtain information on account statements, procedures, and other related information.


INVESTMENT ADVISOR

    The Advisor makes investment decisions for the assets of the Funds it advises and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.


    Trusco Capital Management, Inc. serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money
Market Fund. As of      , 1997, Trusco had approximately $  billion in assets
under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, the Advisor received advisory fees computed daily and paid monthly at the annual rate included in each Fund's Operating Expenses summary.



    The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of             , 1997. SunTrust is one of the 20 largest
banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately
$  billion, as of          , 1997.


    The Advisor may use its affiliates as brokers for the Funds' portfolio transactions.

16  PROSPECTUS

DISTRIBUTION


    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Investor Shares of each Fund have a Distribution Plan. Under the Distribution Plan, the Distributor is entitled to receive an annual fee of up to:



    - .20% of the average daily net assets of the Prime Quality Money Market
      Fund;



    - .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; and



    - .15% of the average daily net assets of the Tax-Exempt Money Market Fund.


    The Distributor may use this fee:


    - as compensation for its distribution-related services or shareholder services or


    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.


    The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Operating Expense summary.


    You may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc. or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor Shares and Flex Shares of the Trust and application forms.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund Shares.


    Trust Shares of the Funds are offered without a sales charge primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares. Certain financial institutions may offer different classes of shares to their customers and may receive different compensation with respect to different classes of shares.

                                                          PROSPECTUS  17

ADMINISTRATION


    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:


AVERAGE AGGREGATE NET ASSETS                                                         FEE
----------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                      0.10%
over $1 billion to $5 billion                                                         0.07%
over $5 billion to $8 billion                                                         0.05%
over $8 billion to $10 billion                                                       0.045%
over $10 billion                                                                      0.04%


    The Administrator may voluntarily waive all or a portion of its fees to limit the net expenses of the Funds to the amounts in each Fund's Operating Expense summary.



FUND INVESTMENTS



% = Maximum percentage permissible. Except for illiquid securities, all percentages shown are of total assets.



X = No policy limitation; Fund may be using currently.



* = Permitted, but not typically used.



-- = Not permitted.



                                                                                U.S. GOVERNMENT
                                                               PRIME QUALITY      SECURITIES        TAX-EXEMPT
                                                               MONEY MARKET      MONEY MARKET      MONEY MARKET
SECURITY OR PRACTICE                                               FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    Asset-Backed Securities                                          *                --                --
    Bank Obligations                                               X(1)               --                20%
    Commercial Paper (Highest Quality)                               X                --                 X
    Investment Company Securities                                   10%               10%               10%
    Mortgage-Backed Securities                                     *(2)                X                 *
    Municipal Securities                                            --                --                 X
    Repurchase Agreements                                            X                 X                20%
    Restricted Securities                                            *                 *                 *
    Securities of Foreign Issuers                                    X                --                --
    Short-Term Corporate Obligations                                 X                --                --
    Supranational Agency Obligations                                 X                --                --
    U.S. Treasury and Agency Obligations                             X                 X                20%
    Zero Coupon Obligations                                          X                 X                 X
INVESTMENT PRACTICES
    Borrowing                                                     33 1/3%           33 1/3%           33 1/3%
    Illiquid Securities                                             10%               10%               10%
    Securities Lending                                            33 1/3%           33 1/3%           33 1/3%
    Standby Commitments                                              X                 X                 X
    When-Issued Securities                                        33 1/3%           33 1/3%           33 1/3%
LEVERAGING AND HEDGING TOOLS
    Variable and Floating Rate Instruments                           X                 X                 X



(1) MAY INVEST UP TO 25% OF ITS ASSETS IN OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF U.S. BANKS AND BY LONDON BRANCHES OF FOREIGN BANKS.

(2) INCLUDES PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

18  PROSPECTUS


    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.



INVESTMENT RESTRICTIONS



    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:



    - invest more than 5% of its assets in the securities of any one issuer;



    - purchase more than 10% of the outstanding voting securities of any one issuer.



MORE ABOUT INVESTMENTS AND HEDGING TOOLS


The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.


    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit custodial receipts, and time deposits. Eurodollar and Yankee Bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.



    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.



    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (e.g., bonds, notes, debentures).


    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.


    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law.



    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and SHORT-TERM CORPORATE OBLIGATIONS.



    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

                                                          PROSPECTUS  19


    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.



    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.



    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.



    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.



    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. Once class may receive all of the interest payments, and the other class may receive all of the principal payments, SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.


    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

    MUNICIPAL SECURITIES consist of:

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and;

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

20  PROSPECTUS


    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.



    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.


    SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral.


    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities.



    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including COMMERCIAL PAPER and other short-term corporation obligations. Short-term corporate obligations are short-term obligations issued by corporations.


    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.


    SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.


    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith

                                                          PROSPECTUS  21


and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.


    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).


    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.


    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have great price volatility than similar securities that are issued at face value or par and pay interest periodically.

22  PROSPECTUS

SUNTRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE
BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. -- FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380


501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422


777 Brickell Avenue
Miami, FL 33131
(305) 579-7450


401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517


Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012


Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390



200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534



Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515


210 Security Square
Winter Haven, FL 33880
(941) 297-6855


One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798



3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064


11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264

GEORGIA:
SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350


101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346


2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015

                                                          PROSPECTUS  23

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242


510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322


TENNESSEE:
SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:
SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

24  PROSPECTUS


STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

                                                          PROSPECTUS  25


    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual report, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
                 CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and, together, the "Classic Institutional Money Market Funds"). THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO MANAGE ITS INVESTMENTS IN A MANNER CONSISTENT WITH THE CRITERIA FOR OBTAINING AN AAA RATING BY MOODY'S INVESTORS SERVICE AND/OR AN AAA RATING BY STANDARD & POOR'S CORPORATION. Investors are advised to read this Prospectus and retain it for future reference.


    A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.



    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


OCTOBER 1, 1997

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

3


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Shares of the Classic Institutional Money Market Funds are offered primarily to various types of institutional investors ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity.

                               TABLE OF CONTENTS


Expense Summary......................          4
Financial Highlights.................          5
The Trust............................          6
Funds and Investment Objectives......          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         11
STI Classic Funds Information........         12
The Trust............................         12
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         13
Distribution.........................         13
Administration.......................         14
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         15
Shareholder Inquiries................         15
Description of Permitted
 Investments.........................         15
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for shares of each Classic Institutional Money Market Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                   CLASSIC
                                                                INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                               CASH MANAGEMENT    U.S. TREASURY SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............          --%                    --%
All Other Expenses (after voluntary reductions).............         .20%                   .20%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(2)....         .20%                   .20%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from each Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.20%, Classic Institutional U.S. Treasury Securities Money Market Fund-- .20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.


(2) Absent the voluntary waivers described above, Total Operating Expenses for the Funds would be as follows: Classic Institutional Cash Management Money Market Fund--.40%, Classic Institutional U.S. Treasury Securities Money Market Fund--.40%.



                                                                   CLASSIC
                                                                INSTITUTIONAL      CLASSIC INSTITUTIONAL
                                                               CASH MANAGEMENT    U.S. TREASURY SECURITIES
                                                              MONEY MARKET FUND      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
 investment assuming: (1) a 5% annual return and (2)
 redemption at the end of each time period:
    One Year................................................  $        2          $           2
    Three Years.............................................           6                      6
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5


FINANCIAL HIGHLIGHTS



STI CLASSIC FUNDS



For the Period From Inception Through May 31, 1997



For a Share Outstanding Throughout the Period


                                                       NET REALIZED
                                                            AND
                              NET ASSET                 UNREALIZED    DISTRIBUTIONS
                                VALUE         NET        GAINS OR       FROM NET     DISTRIBUTIONS   NET ASSET
                              BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END      TOTAL
                              OF PERIOD     INCOME      INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD     RETURN
                             -----------  -----------  -------------  -------------  -------------  -----------  -----------
---------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
---------------------------------------------------------
  INSTITUTIONAL SHARES
  1997*....................  $      1.00  $     0.02          --      $      (0.02 )        --      $      1.00        2.51 %
--------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------
  INSTITUTIONAL SHARES
  1997*....................  $      1.00  $     0.02          --      $      (0.02 )        --      $      1.00        2.46 %

                                                                                                 RATIO OF NET
                                                          RATIO OF NET    RATIO OF EXPENSES    INVESTMENT INCOME
                                             RATIO OF      INVESTMENT      TO AVERAGE NET       TO AVERAGE NET
                              NET ASSETS    EXPENSES TO     INCOME TO     ASSETS (EXCLUDING    ASSETS (EXCLUDING
                                END OF      AVERAGE NET    AVERAGE NET       WAIVERS AND          WAIVERS AND
                             PERIOD (000)     ASSETS         ASSETS        REIMBURSEMENTS)      REIMBURSEMENTS)
                             ------------  -------------  -------------  -------------------  -------------------
---------------------------
CLASSIC INSTITUTIONAL CASH
---------------------------
  INSTITUTIONAL SHARES
  1997*....................  $   395,673          0.06  %        5.49  %            0.52    %            5.03    %

---------------------------
CLASSIC INSTITUTIONAL U.S.
---------------------------
  INSTITUTIONAL SHARES
  1997*....................  $    20,238          0.09  %        5.27  %            0.51    %            4.85    %




*Commenced operations on December 12, 1996. Total return is for the period indicated and has not been annualized. All ratios for the period have been annualized.

6

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Classic Institutional Money Market Funds described below.

FUNDS AND INVESTMENT OBJECTIVES

THE CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government.

THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes and bonds issued by the U.S. Treasury and repurchase agreements ("U.S. Treasury obligations") with approved dealers collateralized by U.S. Treasury obligations.

It is a fundamental policy of each Classic Institutional Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that either Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less. The Classic Institutional U.S. Treasury Securities Money Market Fund seeks to manage its investments in a manner consistent with the criteria for obtaining an Aaa rating by Moody's Investors Service ("Moody's") and/or an AAA rating by Standard & Poor's Corporation ("S&P"). These requirements will also limit the Classic Institutional U.S. Treasury Securities Money Market Fund's ability to generate high current income. For a further discussion of these rules, see "Description of Permitted Investments."

INVESTMENT POLICIES AND STRATEGIES
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

The Classic Institutional Cash Management Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Advisor to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are

7
members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (vii) repurchase agreements involving such obligations; (viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Advisor to be of comparable quality; (ix) high quality medium term notes; (x) municipal securities; (xi) mortgage-backed securities and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

The Classic U.S. Treasury Securities Money Market Fund will invest exclusively in U.S. Treasury obligations and any repurchase agreements with dealers will be selected pursuant to guidelines adopted by the Trust's Board of Trustees and collateralized by U.S. Treasury obligations.

The Fund, however, seeks to invest exclusively in securities that would qualify to be rated in the highest ratings category of an NRSRO, such as S&P or Moody's. As a result, the Fund's ability to maintain an average dollar-weighted portfolio maturity to the maximum extent permitted by Rule 2a-7 will be limited, and the Fund's performance may be affected adversely.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by a Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

Each of the Funds may engage in securities lending and will limit such practice to 33 1/3% of its total assets. No Fund may purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of each Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
FOREIGN SECURITIES

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio

8
transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility.

GOVERNMENT SECURITIES

Guarantees of a Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

ZERO COUPON OBLIGATIONS

Each Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. A Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because each Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more

9
issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time each Classic Institutional Money Market Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Shares of the Fund are sold primarily to various types of institutional investors, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection with the purchase of shares. The minimum initial investment is $10,000,000. Institutional investors may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of the reorders to Federated Services Company (the "Transfer Agent") for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the institutional investors. Shares will be held of record by the institutional investors, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the institutional investor. Confirmations of share purchases and redemptions will be sent to the institutional investor as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

10

Purchase orders for the Funds will be effective as of the Business Day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 1:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the close of business of the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

Shares of the Funds are offered only to residents of states in which the shares are eligible for purchase. Investors in certain states may be required to purchase shares through institutions registered as brokers/dealers in such states.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by the institutional investor as the record owner of shares. Institutional investors may establish procedures for their customers to request redemption of shares held in their account with the institutional investor. Customers should contact their institutional investor for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of each of the Classic Institutional Money Market Funds are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued

11
expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of each Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Institutional Money Market Funds will each distribute all of their net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion

12
of the income dividends received from a Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Share-holders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR


Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the
Institutional Money Market Funds. As of                  , Trusco had
approximately $    billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.



The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $
billion as of                  . SunTrust ranks among the twenty largest U.S.
banking companies. Its three principal subsidiaries--SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc.-- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled
approximately $  billion as of                  .


The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL

13
FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to each Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement: Trusco is entitled to receive advisory fees computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.


For the fiscal year ended May 31, 1997, the Advisor received advisory fees computed daily and paid monthly at the annual rate of .00% of the average daily net assets of each Fund.


BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION


SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company Corporation ("SEI Investments"), and the Trust are parties to a

14
distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services. Shares of the Classic Institutional Money Market Funds are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity.

Each Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Fund Resources (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .10%
over $1 billion to $5 billion                      .07%
over $5 billion to $8 billion                      .05%
over $8 billion to $10 billion                     .045%
over $10 billion                                   .04%


From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Funds to the amounts in the Funds' Expense Summary.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of each Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

15

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

16

EURODOLLAR AND YANKEE BANK OBLIGATIONS -- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially

17
earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and investes in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax-exempt commercial paper tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

TAXABLE MUNICIPAL SECURITIES -- Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

18


RECEIPTS -- Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes".


REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing

19
guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.


SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank.


TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.


U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

20

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
X.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                     680 E. Swedesford Road
                                                  Wayne, PA 19087

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            2000 One Logan Square
                                                  Philadelphia, PA 19103

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR
                                SEI Investments
                                Distribution Co.


                                   PROSPECTUS


                             CLASSIC INSTITUTIONAL
                                CASH MANAGEMENT
                               MONEY MARKET FUND
                             CLASSIC INSTITUTIONAL
                            U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                OCTOBER 1, 1997


                                     [LOGO]

                                STI CLASSIC FUNDS

                              INVESTMENT ADVISORS:

                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.
                        SUNTRUST BANK, CHATTANOOGA, N.A.
                             SUNTRUST BANK, ATLANTA


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectuses dated October 1, 1997. Prospectuses may be obtained through the Distributor, SEI Investments Distribution, Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.




                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . . .B-
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
INVESTMENT ADVISORS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . . .B-
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . . .B-
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . .B-
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .B-
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . .B-
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . . .B-
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-





October 1, 1997

THE TRUST


STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the:


   - Trust Shares and Investor Shares of the Trust's Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds"); and


   - Trust Shares, Investor Shares and Flex Shares of the Trust's Investment Grade Bond Fund, Short-Term U.S. Treasury Securities Fund, Short-Term Bond Fund, U.S. Government Securities Fund and Limited-Term Federal Mortgage Securities Fund (the "Bond Funds"); Investment Grade Tax-Exempt Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund and Tennessee Tax-Exempt Bond Fund (the "Tax-Exempt Bond Funds"); Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Sunbelt Equity Fund, International Equity Index Fund, and International Equity Fund Markets Equity Fund (the "Equity Funds"); and the Balanced Fund;


   - Trust Shares and Flex Shares of the Small Cap Equity Fund (an "Equity Fund"); and


   - Trust Shares of the Emerging Markets Equity Fund (an "Equity Fund").


     These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

DESCRIPTION OF PERMITTED INVESTMENTS

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

VARIABLE RATE MASTER DEMAND NOTES

The Tax-Exempt Money Market Fund, Balanced Fund, Tax-Exempt Bond Funds and Value Income Stock Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

U.S. GOVERNMENT AGENCY SECURITIES


Certain investments of each of the Funds except the Short-Term U.S. Treasury Securities Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


MORTGAGE-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES--GOVERNMENT PASSTHROUGH SECURITIES

The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

Each of the Funds except the Short-Term U.S. Treasury Securities Fund, Sunbelt Equity Fund, Mid-Cap Equity Fund and International Equity Index Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.


The Bond Funds, Prime Quality Money Market Fund and the Balanced Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

MORTGAGE-BACKED SECURITIES--REMICS

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or

GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

STRIPPED MORTGAGE-BACKED SECURITIES

The Limited-Term Federal Mortgage Securities Fund may also invest in stripped mortgage-backed securities, which are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

DOLLAR ROLLS

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.
Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

LOAN PARTICIPATIONS

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

ASSET-BACKED SECURITIES

In addition to mortgage-backed securities, the Bond Funds, Prime Quality Money Market Fund, Limited-Term Federal Mortgage Securities Fund and Balanced Fund may invest in other asset-backed securities rated in one of the two highest rating categories by S&P or Moody's, including company receivables, truck and auto loans, leases and credit card receivables. The Bond Funds may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

REPURCHASE AGREEMENTS

Each of the Funds, except the Short-Term U.S. Treasury Securities Fund, may enter into repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES

MUNICIPAL NOTES in which the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds may invest, consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

MUNICIPAL BONDS must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments for the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government Securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

STANDBY COMMITMENTS AND PUTS

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, Balanced Fund, Tax-Exempt Bond Funds and the Bond Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

FOREIGN SECURITIES

The Prime Quality Money Market Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Balanced Fund and each of the Equity Funds, except the Sunbelt Equity Fund, may invest in U.S. dollar denominated obligations or securities of foreign issuers. The International Equity Index and International Equity Funds will invest primarily in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities.
Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, Canadian Commercial Paper, and Europaper. In addition, each of the above-mentioned Funds, except for the Short-Term Bond Fund, may invest in American Depositary Receipts. These instruments may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


By investing in foreign securities, the International Equity Index, International Equity, and Emerging Markets Equity Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index, International Equity, and Emerging Market Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index, International Equity, and Emerging Market Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index, International Equity, and Emerging Market Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.



The Emerging Markets Equity Fund considers countries having developing markets to be all countries that are considered to be developing or emerging by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

ADRS

Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


SUPRANATIONAL AGENCY OBLIGATIONS


The Prime Quality Money Market Fund, U.S. Government Securities Fund, Investment Grade Bond Fund, Balanced Fund and Short-Term Bond Fund may purchase obligations of supranational agencies. Currently these Funds intend to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

The Tax-Exempt Money Market Fund, Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, Value Income Stock Fund, U.S. Government Securities Fund, and the Limited-Term Federal Mortgage Securities Fund may purchase when-issued securities, in which case delivery and payment normally take place within 45 days (90 days with respect to the Limited-Term Federal Mortgage Security Fund) after the date of commitment to purchase.

In addition, the Tax-Exempt Bond Funds may purchase municipal forwards for which delivery of the underlying municipal security normally occurs after 45 days but before one year after the commitment date.

The Funds will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate Custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Balanced Fund, Bond Funds, Tax-Exempt Bond Funds and Equity Funds include restricted securities, and each such Fund may invest up to 15% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


The Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, and Emerging Markets Equity Fund may invest in futures contracts and options on futures. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.


Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS


The Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund, and Emerging Markets Equity Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.


During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.
Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

SWAPS/FLOORS/COLLARS

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

VARIABLE AND FLOATING RATE SECURITIES


The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

OTHER INVESTMENTS


The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.


Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A  Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES


No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.


With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.




INVESTMENT ADVISORS

The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga, N.A. (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisory Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following advisory fees:





                                                                                                       FEES WAIVED
                                                        FEES PAID                                     OR REIMBURSED
                                     ----------------------------------------------------------------------------------------------
                FUND                     1997             1996             1995            1997           1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
 Prime Quality Money Market Fund     $  7,586,108     $  5,346,850     $  4,052,982    $  2,181,008   $  1,602,546     $  1,215,895

 U.S. Government Securities Money
 Market Fund                         $  1,935,898     $  2,068,133     $  1,729,860    $    518,656   $    577,384     $    507,624

 Tax-Exempt Money Market Fund        $  1,687,976     $  1,422,777     $    910,742    $    673,486   $    685,205     $    583,588

 Investment Grade Bond Fund          $  4,147,888     $  3,868,222     $  3,274,146    $    644,859   $    709,139     $    636,033

 Investment Grade Tax-Exempt Bond
 Fund                                $  1,081,635     $    917,948     $    627,607    $    190,250   $    202,552     $    138,553

 Short-Term Bond Fund                $    485,613     $    361,936     $    212,070    $    138,732   $    149,827     $    118,030

 Florida Tax-Exempt Bond Fund(1)     $    220,701     $    107,618     $     10,562    $     72,605   $     72,476     $     45,986

 Georgia Tax-Exempt Bond Fund(2)     $    181,715     $     83,243     $     35,579    $     63,837   $     63,991     $     50,699

 Tennessee Tax-Exempt Bond Fund(3)   $          0     $          0     $          0    $     35,475   $     46,809     $     14,014

 U.S. Government Securities Fund(4)  $     91,748     $     16,097     $          0    $     58,637   $     53,312     $      7,817

 Short-Term U.S. Treasury
 Securities Fund                     $     83,694     $     36,729     $     26,399    $     72,064   $     72,116     $     64,786


                                                                                                       FEES WAIVED
                                                        FEES PAID                                     OR REIMBURSED
                                     ----------------------------------------------------------------------------------------------
                FUND                     1997             1996             1995            1997           1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Federal Mortgage
 Securities Fund                     $    540,017     $    224,595     $     78,778    $    150,604   $    119,538     $     74,494

 Capital Growth Fund                 $ 12,775,800     $ 12,099,047     $ 11,023,563    $  1,227,247   $  1,408,275     $  1,393,475

 Sunbelt Equity Fund                 $  4,399,351     $  3,424,453     $  2,353,943    $    442,535   $    465,317     $    407,677

 Value Income Stock Fund             $ 12,025,425     $  9,447,738     $  6,976,518    $        392   $    318,958     $     28,394

 Mid-Cap Equity Fund                 $  3,008,690     $  2,057,932     $    940,045    $    318,871   $    318,958     $    195,873

 Balanced Fund                       $  1,025,089     $    823,692     $    823,692    $    151,557   $    166,361     $    149,133

 Small Cap Equity Fund               $    273,710                *                *    $     48,251              *                *

 Emerging Markets Equity Fund        $     84,210                *                *    $     52,769              *                *

 International Equity Fund           $  4,336,172     $    746,780                *    $    157,567   $    151,947                *

 International Equity Index Fund     $    578,197     $    740,676     $    340,065    $     80,147   $    144,349     $    135,043



*Not in operation during the period.

1 STI Capital Management, advisor to the Florida Tax Exempt Bond Fund reimbursed expenses of $7,846 for the fiscal year ended May 31, 1994.
2 SunTrust Bank, Atlanta, advisor to the Georgia Tax-Exempt Bond Fund reimbursed expenses of $4,536 for the fiscal year ended May 31, 1994.
3 SunTrust Bank, Chattanooga, advisor to the Tennessee Tax-Exempt Bond Fund, reimbursed expenses of $10,011 for the fiscal year ended May 31, 1994, $19,803 for the fiscal year ended May 31, 1995, $17,277 for the fiscal year ended May 31, 1996 and $9,933 for the fiscal year ended May 31, 1997.
4 Trusco Capital Management, Inc., advisor to the U.S. Government Securities Fund, reimbursed expenses of $27,216.



BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares;
- but, do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.


The Advisors believe that they may perform advisory and related services for STI Classic Funds without violating applicable banking laws or regulations.
However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for STI Classic Funds. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for STI Classic Funds. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-,CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.


For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following administration fees:





                                                            FEES PAID                                    FEES WAIVED
                                         -----------------------------------------------------------------------------------------
                                              1997            1996           1995             1997           1996          1995
                  FUND
----------------------------------------------------------------------------------------------------------------------------------
 Prime Quality Money Market Fund         $    661,962    $    315,880   $    155,054     $    347,518   $    449,492   $   465,158

 U.S. Government Securities Money
  Market Fund                            $    212,454    $    219,380   $    129,165     $     41,257   $     72,463   $   134,192

 Tax-Exempt Money Market Fund            $    288,647    $    274,701   $    128,912     $          0   $          0   $    79,032

 Investment Grade Bond Fund              $    435,278    $    443,569   $    404,413     $          0   $          0   $         0

 Investment Grade Tax-Exempt Bond
 Fund                                    $    115,500    $    108,204   $     77,499     $          0   $          0   $     1,745

 Florida Tax-Exempt Bond Fund            $     30,279    $     19,989   $      6,645     $          0   $          0   $         0


                                                            FEES PAID                                    FEES WAIVED
                                         -----------------------------------------------------------------------------------------
                                              1997            1996           1995             1997           1996          1995
                  FUND
----------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Exempt Bond Fund            $     25,353    $     16,304   $     10,140     $          0   $          0   $         0

 Tennessee Tax-Exempt Bond Fund          $      3,669    $      3,148   $      1,648     $          0   $          0   $         0

 Short-Term Bond Fund                    $     64,664    $     56,317   $     38,813     $          0   $          0   $         0

 U.S. Government Securities Fund         $     13,641    $      7,311   $        807     $          0   $          0   $         0

 Short-Term U.S. Treasury Securities
 Fund                                    $     16,075    $     12,012   $     10,761     $          0   $          0   $         0

 Limited-Term Federal Mortgage
 Securities Fund                         $     71,264    $     37,854   $     17,962     $          0   $          0   $         0

 Capital Growth Fund                     $    817,905    $    842,411   $    826,735     $          0   $          0   $         0

 Sunbelt Equity Fund                     $    283,101    $    842,411   $    183,657     $          0   $          0   $         0

 Value Income Stock Fund                 $  1,009,167    $    845,706   $    669,692     $          0   $          0   $         0

 Mid-Cap Equity Fund                     $    194,430    $    147,613   $     75,507     $          0   $          0   $         0

 Balanced Fund                           $     83,063    $     74,634   $     64,645     $          0   $          0   $         0

 Small Cap Equity Fund                   $     18,406               *              *     $          0              *             *

 Emerging Markets Equity Fund                                       *              *                               *             *

 International Equity Fund                               $     50,404              *                    $          0             *

 International Equity Index Fund                         $     70,690   $     40,223                    $          0   $         0






*  Not in operation during the period.


THE DISTRIBUTOR

SEI Investments Distribution, Co. (formerly SEI Financial Services Company)
(the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan ("Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan ("Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.


For the fiscal years ended May 31, 1997, 1996, and 1995, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:


                                                            AGGREGATE SALES
                                                            CHARGE PAYABLE TO
           FUND                                                DISTRIBUTOR                        AMOUNT RETAINED BY DISTRIBUTOR
                                                 -------------------------------------          ----------------------------------
                                                 1997          1996               1995          1997             1996         1995
 ----------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                     $ 32,358   $  50,016        $   61,948          $  62    $        143   $        0

 Georgia Tax-Exempt Bond Fund                   $  6,999   $   1,208        $    1,495          $  97    $          6   $      762

 Florida Tax-Exempt Bond Fund                   $  3,657   $   1,386        $    8,271          $  24    $         14   $        0

 Tennessee Tax-Exempt Bond Fund                 $    169   $     515        $        0          $   0    $          0   $        0

 Short-Term Bond Fund                           $    617   $   1,204        $        0          $   0    $          0   $        0

 Investment Grade Tax-Exempt Bond Fund          $ 14,487   $  12,005        $   13,613          $  20    $         30   $    2,133

 U.S. Government Securities Fund                $    766   $   7,279        $    4,006          $   3    $          0   $        0

 Short-Term U.S. Treasury Securities Fund       $    798   $   2,641        $    4,241          $   0    $          9   $        0

 Limited-Term Federal Mortgage
  Securities  Fund                              $    882   $   4,067        $    1,541          $  11    $         50   $      100

 Capital Growth Fund                            $ 264,747  $ 258,267        $  373,314          $ 359    $        243   $    2,078

 Sunbelt Equity Fund                            $  35,784  $  46,854        $  135,566          $  47    $         61   $    1,981

 Value Income Stock Fund                        $ 335,991  $ 306,061        $  406,633          $ 100    $      3,104   $    3,774

 International Equity Fund                                 $  29,032              *                      $         85          *

 International Equity Index Fund                           $  19,058        $   59,784                   $         50   $    1,620

 Mid-Cap Equity Fund                            $  31,167  $  91,344        $   63,337          $  61    $        197   $      858

                                                            AGGREGATE SALES
                                                            CHARGE PAYABLE TO
           FUND                                                DISTRIBUTOR                        AMOUNT RETAINED BY DISTRIBUTOR
                                                 -------------------------------------          ----------------------------------
                                                 1997          1996               1995          1997             1996         1995
----------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                                   $   13,525   $   16,540     $  37,732           $   0      $    22      $    0


*Not in operation during the period.

For the fiscal years ended May 31, 1997, 1996, and 1995, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:




                                               AGGREGATE SALES CHARGE               AMOUNT RETAINED BY
                   FUND                        PAYABLE TO DISTRIBUTOR                   DISTRIBUTOR
                                              ------------------------            ---------------------
                                               1997            1996                1997          1996
 ------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                    $  5,684     $  4,329              $  0      $  0

 Georgia Tax-Exempt Bond Fund                  $  2,915     $  2,896              $  0      $  0

 Florida Tax-Exempt Bond Fund                  $  1,632     $    153              $  0      $  0

 Tennessee Tax-Exempt Bond Fund                $      2     $  1,008              $  0      $  0

 Short-Term Bond Fund                          $  1,678     $    344              $  0      $  0

 Investment Grade Tax-Exempt Bond Fund         $ 10,407     $  2,782              $  0      $  0

 U.S. Government Securities Fund               $  2,823     $  1,067              $  0      $  0

 Short-Term U.S. Treasury Securities           $  6,281     $  3,687              $  0      $  0

 Fund                                                                             $  0

 Limited-Term Federal Mortgage                 $  2,067                           $  0

 Securities Fund                                            $  1,442              $  0      $  0

 Capital Growth Fund                           $ 18,958     $  6,283              $  0      $  0

 Sunbelt Equity Fund                           $  8,144     $    324              $  0      $  0

 Value Income Stock Fund                       $ 41,778     $ 10,574              $  0      $  0

 International Equity Fund                                  $     60              $  0      $  0

 International Equity Index Fund                            $    392              $  0      $  0

 Mid-Cap Equity Fund                           $ 10,239     $  5,222              $  0      $  0

 Balanced Fund                                 $  4,299     $    713              $  0      $  0

*Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .20% of the average daily net assets of the Prime Quality Money Market Fund; .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .68% of the average daily net assets of the Capital Growth Fund; .33% of the average daily net assets of the Value Income Stock Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .28% of the average daily net assets of the Balanced Fund; .18% of the average daily net assets of the Florida Tax-Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund; .18% of the average daily net assets of the Tennessee Tax-Exempt Bond Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .38% of the average daily net assets of the International Equity Index Fund; .33% of the average daily net assets of the International Equity Fund; and .23% of the average daily net assets of the Limited-Term Federal Mortgage Securities Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the

Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', State Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.


For the fiscal years ended May 31, 1997, 1996, and 1995, the Funds paid the following amounts pursuant to the Investor Plan:



                                                 DISTRIBUTION FEES
                                                    AMOUNT PAID
                                          1997          1996          1995
           FUND
 --------------------------------------------------------------------------
 Prime Quality Money Market Fund       $  342,798   $  273,316    $ 179,128
 U.S. Government Securities Money      $   66,016   $   44,107    $  16,661
   Market Fund
 Tax-Exempt Money Market Fund          $   89,912   $   80,845    $  44,182
 Investment Grade Bond Fund            $   94,495   $   78,963    $  54,455
 Investment Grade Tax-Exempt Bond      $  100,819   $  113,467    $ 107,645
   Fund
 Short-Term Bond Fund                  $        0   $    5,067    $   2,141
 Florida Tax-Exempt Bond Fund          $        0   $    6,021    $   1,471
 Georgia Tax-Exempt Bond Fund          $        0   $    5,001    $   1,548
 Tennessee Tax-Exempt Bond Fund        $    2,177   $    1,266    $   1,347
 U.S. Government Securities Fund       $    1,150   $    4,218    $     386
 Short-Term U.S. Treasury              $        0   $    8,499    $   5,291
   Securities Fund
 Limited-Term Federal Mortgage         $        0   $    2,360    $     241
   Securities Fund
 Capital Growth Fund                   $1,109,436   $  912,685    $ 806,373
 Sunbelt Equity Fund                   $   80,282   $   99,366    $  49,826
 Value Income Stock Fund               $  437,882   $  304,282    $ 217,152
 Mid-Cap Equity Fund                   $   56,187   $   51,485    $   8,123
 Balanced Fund                         $    2,390   $   10,808    $   3,233

                                                 DISTRIBUTION FEES
                                                    AMOUNT PAID
                                          1997          1996          1995
          FUND
 -------------------------------------------------------------------------
 Small Cap Equity Fund                 $        0         *             *
 Emerging Markets Equity Fund          $        0         *             *
 International Equity Fund             $   10,778   $       0           *
 International Equity Index Fund       $    8,005   $     369     $   1,649


*Not in operation during the period.


For the fiscal years ended May 31, 1997 and 1996, the Funds paid the following amounts pursuant to the Flex Plan:



                                                      DISTRIBUTION FEES
                                                         AMOUNT PAID
                                                    1997             1996
                     FUND
 ------------------------------------------------------------------------
 Investment Grade Bond Fund                      $   29,558    $   9,277
 Investment Grade Tax-Exempt Bond Fund           $   36,489    $  21,786
 Short-Term Bond Fund                            $        0    $       0
 Florida Tax-Exempt Bond Fund                    $    5,962    $   2,675
 Georgia Tax-Exempt Bond Fund                    $   20,094    $   7,409
 Tennessee Tax-Exempt Bond Fund                  $   14,991    $   7,238
 U.S. Government Securities Fund                 $   15,260    $   4,460
 Short-Term U.S. Treasury Securities Fund        $      510    $     321
 Limited-Term Federal Mortgage Securities        $        0    $     169
   Fund
 Capital Growth Fund                             $  201,520    $  37,344
 Sunbelt Equity Fund                             $   27,568    $   1,560
 Value Income Stock Fund                         $  433,655    $  99,703
 Mid-Cap Equity Fund                             $   53,907    $  10,115
 Balanced Fund                                   $   28,723    $   6,985
 Small Cap Equity Fund                                 N/A            *
 Emerging Markets Equity Fund                          N/A          N/A
 International Equity Fund                       $   18,519    $       0


*Not in operation during the period.

                                                      DISTRIBUTION FEES
                                                         AMOUNT PAID
                                                    1997             1996
                     FUND
 ------------------------------------------------------------------------
 International Equity Index Fund                 $        0    $     580


*Not in operation during the period.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.


WILTON LOONEY (4/18/19) - Trustee - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.


CHAMPNEY A. MCNAIR (10/30/24) - Trustee - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.


F. WENDELL GOOCH (12/3/32) - Trustee - Retired.   President, Orange County
Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.


DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Fund Resources since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.


KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.



TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and
Administrator, Associate General Counsel, Barclays Bank PLC., 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.
----------------------------------
* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end May 31, 1997, the Trust paid the following amounts to Trustees and Officers of the Trust:




                                         AGGREGATE
                                     COMPENSATION FROM         PENSION OR                               TOTAL COMPENSATION FROM
                                       REGISTRANT FOR     RETIREMENT BENEFITS    ESTIMATED ANNUAL     REGISTRANT AND FUND COMPLEX
      NAME OF PERSON, POSITION       FISCAL YEAR ENDED     ACCRUED AS PART OF      BENEFITS UPON      PAID TO DIRECTORS FOR FISCAL
                                            1997             FUND EXPENSES          RETIREMENT              YEAR ENDED 1997
 ----------------------------------------------------------------------------------------------------------------------------------
 Daniel S. Goodrum, Trustee               $15,625                 N/A                   N/A          $15,625 for service on two
                                                                                                     boards
 Wilton Looney, Trustee                   $16,750                 N/A                   N/A          $16,750 for service on two
                                                                                                     boards
 Champney A. McNair, Trustee              $15,625                 N/A                   N/A          $15,625 for service on two
                                                                                                     boards
 F. Wendell Gooch, Trustee                $15,625                 N/A                   N/A          $15,625 for service on two
                                                                                                     boards
 T. Gordy Germany,                        $15,625                 N/A                   N/A          $15,625 for service on two
 Trustee                                                                                             boards

 Dr. Bernard F. Sliger, Trustee           $15,625                 N/A                   N/A          $15,625 for service on two
                                                                                                     boards
 Jesse S. Hall, Trustee                   $15,625                 N/A                   N/A          $15,625 for service on two
                                                                                                     boards



PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

For the 7-day period ended May 31, 1997 the Money Market Funds' current effective and tax-equivalent yields were as follows:




                                                                                               7-DAY                  7-DAY
                                                                         7-DAY            TAX-EQUIVALENT       TAX-EQUIVALENT
             FUND                  CLASS           7-DAY YIELD     EFFECTIVE YIELD              YIELD            EFFECTIVE YIELD
 --------------------------------------------------------------------------------------------------------------------------------
 Prime Quality Money Market   Investor                4.91%               5.03%                  N/A                   N/A
 Fund
                              Trust                   5.08%               5.20%                  N/A                   N/A

 U.S. Government Securities   Investor                4.77%               4.89%                  N/A                   N/A
 Money Market Fund
                              Trust                   4.91%               5.03%                  N/A                   N/A

 Tax-Exempt Money Market      Investor                3.23%               3.28%                 5.35%                 5.43%
 Fund
                              Trust                   3.35%               3.40%                 5.55%                 5.63%


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Tax-Exempt Money Market and Tax-Exempt Bond Fund's "tax equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

     TAX-EQUIVALENT YIELD  =  (   E   ) + t
                               -------
                                  1-P
          E = tax-exempt yield
          p = stated income tax rate
          t = taxable yield

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0% and, for the Tennessee Tax-Exempt Bond Fund, Tennessee income taxes at a rate of 6.0%.

For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Trust Shares were as follows: for the Investment Grade Tax-Exempt Bond Fund - 6.62%, Georgia Tax-Exempt Bond Fund - 8.14%, Florida Tax-Exempt Bond Fund - 7.20%, and Tennessee Tax-Exempt Bond Fund - 8.24%.



For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.75%, Georgia Tax-Exempt Bond Fund -7.50%, Florida Tax-Exempt Bond Fund - 6.59% and Tennessee Tax-Exempt Bond Fund - 7.54%.



For the 30-day period ended May 31, 1997, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.15%, Georgia Tax-Exempt Bond Fund - 6.91%, Florida Tax-Exempt Bond Fund - 6.06% and Tennessee Tax-Exempt Bond Fund - 6.91%.


The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:
                        6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 1997, yields on the Funds other than the Money Market Funds were as follows:

            FUND               CLASS                 YIELD
 ---------------------------------------------------------------------
 Investment Grade Bond      Trust Class               6.31%
 Fund
                            Investor Class            5.68%

                            Flex Shares               5.42%
----------------------------------------------------------------------
 Investment Grade Tax-      Trust Class               4.00%
 Exempt Bond Fund
                            Investor Class            3.47%

                            Flex Shares               3.11%
----------------------------------------------------------------------
 Short-Term Bond Fund       Trust Class               5.97%

                            Investor Class            5.65%

                            Flex Shares               5.42%

            FUND               CLASS                 YIELD
 ---------------------------------------------------------------------
 Florida Tax-Exempt Bond    Trust Class               4.35%
 Fund
                            Investor Class            3.98%

                            Flex Shares               3.66%
----------------------------------------------------------------------
 Georgia Tax-Exempt Bond    Trust Class               4.43%
 Fund
                            Investor Class            4.08%

                            Flex Shares               3.76%
----------------------------------------------------------------------
 Tennessee Tax-Exempt       Trust Class               4.48%
 Bond Fund
                            Investor Class            4.10%

                            Flex Shares               3.76%
----------------------------------------------------------------------
 Short-Term U.S. Treasury   Trust Class               5.64%
 Securities Fund
                            Investor Class            5.43%

                            Flex Shares               5.20%
----------------------------------------------------------------------
 U.S. Government            Trust Class               6.21%
 Securities Fund
                            Investor Class            5.56%

                            Flex Shares               5.28%
----------------------------------------------------------------------
 Limited-Term Federal       Trust Class               5.91%
 Mortgage Securities Fund
                            Investor Class            5.50%

                            Flex Shares               5.29%
----------------------------------------------------------------------
 Capital Growth Fund        Trust Class                .70%

                            Investor Class             .08%

                            Flex Shares                  0%
----------------------------------------------------------------------
 Sunbelt Equity Fund        Trust Class                  0%

                            Investor Class               0%

                            Flex Shares                  0%

----------------------------------------------------------------------
 Value Income Stock Fund    Trust Class               2.24%
                            Investor Class            1.82%
                            Flex Shares               1.22%
----------------------------------------------------------------------
 Mid-Cap Equity Fund        Trust Class                  0%
                            Investor Class               0%
                            Flex Shares                  0%

    FUND                       CLASS                 YIELD
 ---------------------------------------------------------------------
 Balanced Fund              Trust Class               2.98%

                            Investor Class            2.59%

                            Flex Shares               1.95%
----------------------------------------------------------------------
 Small Cap Equity Fund      Trust Class               1.31%

                            Investor Class              N/A

                            Flex Class                  N/A
----------------------------------------------------------------------
 Emerging Markets Equity    Trust Class
 Fund
----------------------------------------------------------------------

 International Equity       Trust Class
 Fund
                            Investor Class

                            Flex Shares
----------------------------------------------------------------------
 International Equity       Trust Class
 Index Fund
                            Investor Class

                            Flex Shares


*Not in operation during the period.

CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will
                                                            n
be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1997 and for the one year period ended May 31, 1997 were as follows


                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                          ---------------------------------
              FUND                                              CLASS                       ONE YEAR       SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                       Trust(1)                                5.01%               4.17%
                                                      Investor(1)                             4.84%               4.00%

U.S. Government Securities Money                      Trust(1)                                4.83%               4.04%
Market Fund                                           Investor(1)                             4.69%               3.90%

Tax-Exempt Money Market Fund                          Trust(1)                                3.09%               2.74%
                                                      Investor(1)                             2.97%               2.62%

Investment Grade Bond Fund                            Trust(3)                                6.99%               6.26%
                                                      Investor--With Sales Load(2)            2.68%               5.18%
                                                      Investor--Without Sales Load(2)         6.66%               5.99%
                                                      Flex--With Sales Load(25)               4.16%               4.33%
                                                      Flex--Without Sales Load(25)            6.16%               4.33%

Investment Grade Tax- Exempt Bond                     Trust(5)                                7.13%               6.04%
Fund
                                                      Investor--With Sales Load(4)            2.72%               6.98%
                                                      Investor--Without Sales Load(4)         6.69%               7.80%
                                                      Flex--With Sales Load(26)               4.19%               5.55%
                                                      Flex--Without Sales Load(26)            6.19%               5.55%

Short-Term Bond Fund                                  Trust(7)                                6.30%               5.04%
                                                      Investor--With Sales Load(8)            3.87%               4.18%
                                                      Investor--Without Sales Load(8)         5.97%               4.69%
                                                      Flex--With Sales Load(28)               3.62%               4.70%
                                                      Flex-Without Sales Load(28)             5.62%               4.70%

Florida Tax-Exempt Bond Fund                          Trust(10)                               7.22%               5.66%
                                                      Investor--With Sales Load(9)            3.01%               4.27%
                                                      Investor--Without Sales Load(9)         7.00%               5.46%
                                                      Flex--With Sales Load(26)               4.48%               4.86%
                                                      Flex--Without Sales Load(26)            6.48%               4.86%



                                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                                                          ---------------------------------
              FUND                                              CLASS                        ONE YEAR     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------


Georgia Tax-Exempt Bond Fund                          Trust(9)                                6.79%               3.81%
                                                      Investor--With Sales Load(11)           2.51%               2.46%
                                                      Investor--Without Sales Load(11)        6.47%               3.63%
                                                      Flex--With Sales Load(31)               4.06%               4.15%
                                                      Flex--Without Sales Load(31)            6.06%               4.15%

Tennessee Tax-Exempt Bond Fund                        Trust(12)                               7.16%               3.47%
                                                      Investor--With Sales Load(11)           2.89%               2.23%
                                                      Investor--Without Sales Load(11)        6.93%               3.40%
                                                      Flex--With Sales Load(29)               4.42%               4.19%
                                                      Flex--Without Sales Load(29)            6.42%               4.19%

Short-Term U.S. Treasury Securities                   Trust(7)                                5.76%               4.56%
Fund                                                  Investor--With Sales Load(6)            4.53%               4.15%
                                                      Investor--Without Sales Load(6)         5.59%               4.40%
                                                      Flex--With Sales Load(27)               3.19%               4.48%
                                                      Flex--Without Sales Load(27)            5.19%               4.48%

U.S. Government Securities Fund                       Trust(21)                               7.54%               6.67%
                                                      Investor--With Sales Load(20)           3.14%               4.74%
                                                      Investor--Without Sales Load(20)        7.21%               6.09%
                                                      Flex-With Sales Load(25)                4.57%               3.98%
                                                      Flex--Without Sales Load(25)            6.57%               3.98%

Limited-Term Federal Mortgage Fund                    Trust(23)                               6.43%               6.29%
                                                      Investor--With Sales Load(22)           3.47%               5.40%
                                                      Investor--Without Sales Load(22)        6.17%               6.35%
                                                      Flex--With Sales Load(25)               3.80%               4.95%
                                                      Flex--Without Sales Load(25)            5.80%               4.95%


                                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                                          ---------------------------------
              FUND                                              CLASS                      ONE YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                   Trust(13)                              24.66%              15.98%
                                                      Investor--With Sales Load(4)           19.10%              14.98%
                                                      Investor--Without Sales Load(4)        23.74%              15.86%
                                                      Flex--With Sales Load(26)              21.24%              25.34%
                                                      Flex--Without Sales Load(26)           23.24%              25.34%

Sunbelt Equity Fund                                   Trust(19)                               1.48%              11.83%
                                                      Investor--With Sales Load(18)           (2.71)%            10.08%
                                                      Investor--Without Sales Load(18)        1.05%              11.32%
                                                      Flex--With Sales Load(29)               (1.40)%            18.46%
                                                      Flex--Without Sales Load(29)            0.46%              18.46%

Value Income Stock Fund                               Trust(15)                              22.18%              18.87%
                                                      Investor--With Sales Load(14)          17.14%              18.14%
                                                      Investor--Without Sales Load(14)       21.69%              19.20%
                                                      Flex--With Sales Load(26)              18.91%              23.68%
                                                      Flex--Without Sales Load(26)           20.91%              23.68%

Mid-Cap Equity Fund                                   Trust(17)                              14.23%              15.01%
                                                      Investor--With Sales Load(16)           9.46%              13.11%
                                                      Investor--Without Sales Load(16)       13.76%              14.42%
                                                      Flex--With Sales Load(29)              11.06%              17.91%
                                                      Flex--Without Sales Load(29)           13.06%              17.91%

Balanced Fund                                         Trust(19)                              16.66%              11.77%
                                                      Investor--With Sales Load(18)          11.92%              10.07%
                                                      Investor--Without Sales Load(18)       16.27%              11.32%
                                                      Flex--With Sales Load(30)              13.40%              15.51%
                                                      Flex--Without Sales Load(30)           15.40%              15.51%


                                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                                          ---------------------------------
FUND                                                              CLASS                    ONE YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                 Trust                                       *              10.97%

                                                      Flex--With Sales Load                       *                   *
                                                      Flex--Without Sales Load                    *                   *

Emerging Markets Equity Fund                          Trust(35)                                   *               7.90%

International Equity Fund                             Trust(33)                              23.29%              25.50%
                                                      Investor--With Sales Load(32)          18.28%              19.68%
                                                      Investor--Without Sales Load(32)       22.85%              22.99%
                                                      Flex--With Sales Load(32)              19.98%              22.30%
                                                      Flex--Without Sales Load(32)           21.98%              22.30%

International Equity Index Fund                       Trust(24)                               7.48%               6.48%
                                                      Investor--With Sales Load(24)           3.14%               4.71%
                                                      Investor--Without Sales Load(24)        7.12%               6.06%
                                                      Flex--With Sales Load(34)               4.41%               7.34%
                                                      Flex--Without Sales Load(34)            6.41%               7.34%



(1)  Commenced operations 6/8/92
(2)  Commenced operations 6/11/92
(3)  Commenced operations 7/16/92
(4)  Commenced operations 6/9/92
(5)  Commenced operations 10/21/93
(6)  Commenced operations 3/18/93
(7)  Commenced operations 3/15/93
(8)  Commenced operations 3/22/93
(9)  Commenced operations 1/18/94
(10) Commenced operations 1/25/94
(11) Commenced operations 1/19/94
(12) Commenced operations 1/27/94
(13) Commenced operations 7/1/92
(14) Commenced operations 2/17/93
(15) Commenced operations 2/12/93
(16) Commenced operations 2/1/94
(17) Commenced operations 2/2/94
(18) Commenced operations 1/4/94
(19) Commenced operations 1/3/94
(20) Commenced operations 6/9/94
(21) Commenced operations 7/31/94
(22) Commenced operations 7/17/94
(23) Commenced operations 6/7/94
(24) Commenced operations 6/6/94
(25) Commenced operations 6/2/95
(26) Commenced operations 6/2/95
(27) Commenced operations 6/23/95
(28) Commenced operations 6/21/95
(29) Commenced operations 6/6/95
(30) Commenced operations 6/15/95
(31) Commenced operations 6/7/95
(31) Commenced operations 6/7/95
(32) Commenced operations 1/2/96
(33) Commenced operations 12/1/95
(34) Commenced operations 6/8/95
(35) Commenced operations 1/31/97


*Not in operation during period.

Flex Shares of the Trust commenced operations after May 31, 1995.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in
payment of redemptions.   A Shareholder will at all times be entitled to
aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES


The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.


Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.



If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.



As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax. For tax years beginning after December 31, 1997, the Alternative Minimum Tax is repealed for certain corporations.



Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.



A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.



Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.



Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.



The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.


FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.



If any of the International Equity Index, International Equity, and Emerging Markets Equity Funds meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.



The International Equity Index, International Equity, and Emerging Markets Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies
established by the Trustees,   an Advisor is responsible for placing the orders
to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions.
 The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


For the fiscal year ended May 31, 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:

                                                                                                                        TOTAL
                                                                                                                       BROKERAGE
                                                                                                                      COMMISSIONS
                                                                                                       % OF TOTAL   PAID TO SFS IN
                                      TOTAL $ AMOUNT                      TOTAL $       % OF TOTAL      BROKERED      CONNECTION
                                       OF BROKERED    TOTAL $ AMOUNT     AMOUNT OF      BROKERAGE     TRANSACTIONS       WITH
                   TOTAL $ AMOUNT      TRANSACTIONS    OF BROKERAGE      BROKERAGE     COMMISSIONS      EFFECTED      REPURCHASE
                         OF              THROUGH        COMMISSIONS     COMMISSIONS      PAID TO        THROUGH        AGREEMENT
                      BROKERED        AFFILIATES FOR    PAID IN FYE       PAID TO       AFFILIATED     AFFILIATED    TRANSACTIONS
    PORTFOLIO       TRANSACTIONS       FYE 5/31/97        5/31/97      AFFILIATES IN    BROKERS IN    BROKERS FYE      FOR  FYE
                   FOR FYE 5/31/97                                      FYE 5/31/97    FYE 5/31/97      5/31/97        5/31/97
-----------------------------------------------------------------------------------------------------------------------------------
 Prime Quality    $33,193,764,625    $9,634,801,779   $    122,053      $   122,053         100%           29%       $  122,053
 Money Market
 Fund

 U.S. Government  $ 7,444,430,857    $3,325,557,692   $    141,850      $   141,850         100%           45%       $  141,850
 Securities
 Money Market
 Fund

 Tax-Exempt       $ 2,204,750,530          --         $       0         $         0           0%            0%               --
 Money Market
 Fund

 Investment       $ 8,374,366,900   $ 2,344,004,813   $     17,502      $    17,502         100%           28%       $   17,502
 Grade Bond Fund

 Investment       $ 3,131,088,439   $   563,350,800   $      3,552      $     3,552         100%           18%       $    3,552
 Grade Tax-
 Exempt Bond
 Fund

 Capital Growth   $ 2,855,601,252   $ 1,175,677,501   $  3,228,364       $3,228,364           1%           41%       $   39,856
 Fund

 Value Income     $ 2,597,768,470   $ 1,261,283,784   $  4,600,079       $4,600,079           1%           49%       $   47,933
 Stock Fund

 Short-Term Bond  $    79,710,242            --       $          0       $        0           0%            0%              --
 Fund

 Short-Term U.S.  $   318,014,674            --       $          0       $        0           0%            0%             --
 Treasury
 Securities Fund

 Sunbelt Equity   $ 1,315,787,519   $   508,559,524    $   903,669      $   903,669         .49%           39%       $    4,453
 Fund

 Balanced Fund    $   926,906,986    $  313,685,467    $   195,918      $   195,918           3%           34%       $    5,475


 Mid-Cap Equity   $   984,028,459    $  401,976,085    $ 1,090,599       $1,090,599           1%           41%       $   12,836
 Fund

 Florida Tax-     $   284,768,149    $   35,224,997    $       169       $      169         100%           12%       $      169
 Exempt Bond
 Fund

                                                                                                                        TOTAL
                                                                                                                       BROKERAGE
                                                                                                                      COMMISSIONS
                                                                                                       % OF TOTAL   PAID TO SFS IN
                                      TOTAL $ AMOUNT                      TOTAL $       % OF TOTAL      BROKERED      CONNECTION
                                       OF BROKERED    TOTAL $ AMOUNT     AMOUNT OF      BROKERAGE     TRANSACTIONS       WITH
                   TOTAL $ AMOUNT      TRANSACTIONS    OF BROKERAGE      BROKERAGE     COMMISSIONS      EFFECTED      REPURCHASE
                         OF              THROUGH        COMMISSIONS     COMMISSIONS      PAID TO        THROUGH        AGREEMENT
                      BROKERED        AFFILIATES FOR    PAID IN FYE       PAID TO       AFFILIATED     AFFILIATED    TRANSACTIONS
    PORTFOLIO       TRANSACTIONS       FYE 5/31/97        5/31/97      AFFILIATES IN    BROKERS IN    BROKERS FYE      FOR  FYE
                   FOR FYE 5/31/97                                      FYE 5/31/97    FYE 5/31/97      5/31/97        5/31/97
-----------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-     $   101,269,058      $ 18,350,406    $        201     $       201         100%           18%       $      201
 Exempt Bond
 Fund

 Tennessee Tax-   $     9,344,425      $  1,881,035    $         36     $        36         100%           20%       $       36
 Exempt Bond
 Fund

 U.S. Government  $    60,753,621      $ 60,753,621     $         0     $         0           0%            0%               --
 Securities Fund

 Limited-Term     $   798,951,267      $798,951,267     $     2,053     $     2,053     $   100%           28%       $    2,053
 Federal
 Mortgage
 Securities Fund

 Small Cap        $   227,315,887      $227,315,887     $   229,856     $   229,856         .38%           35%       $      867
 Equity Fund

 Emerging         $    26,947,913      $          0     $   144,635     $         0           0%            0%             --
 Markets Equity
 Fund

 International    $    44,036,638      $          0      $   94,672     $         0           0%            0%             --
 Equity  Index
 Fund

 International    $   999,491,675      $          0      $2,875,911     $         0           0%            0%             --
 Equity Fund



For the fiscal years ended May 31, 1996 and 1995, the Funds paid the following brokerage commissions with respect to portfolio transactions:



                                                 TOTAL $ AMOUNT OF  BROKERAGE             TOTAL $ AMOUNT OF  BROKERED
                                                        COMMISSIONS PAID                COMMISSIONS PAID TO AFFILIATES
                                                 -------------------------------       --------------------------------------
                        FUND                          1996               1995                1996                  1995
-----------------------------------------------------------------------------------------------------------------------------
 Prime Quality Money Market Fund                         $  0                             $   108,992
-----------------------------------------------------------------------------------------------------------------------------

                                                 TOTAL $ AMOUNT OF  BROKERAGE             TOTAL $ AMOUNT OF BROKERED
                                                     COMMISSIONS PAID                   COMMISSIONS PAID TO AFFILIATES
                                                -----------------------------           ---------------------------------
                      FUND                               1996            1995                1996                1995
-------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Money Market Fund   $          0                             $   173,038

 Tax-Exempt Money Market Fund                   $          0                             $         0

 Investment Grade Bond Fund                     $          0                             $    18,536

 Investment Grade Tax-Exempt Bond Fund          $          0                             $     3,392

 Short-Term Bond Fund                           $          0                             $         0

 Florida Tax-Exempt Bond Fund                   $          0                             $       200

 Georgia Tax-Exempt Bond Fund                   $          0                             $       135

 Tennessee Tax-Exempt Bond Fund                 $          0                             $        69

 U.S. Government Securities Fund                $          0                             $         0

 Limited-Term Federal Mortgage Securities Fund  $          0                             $        73

 Capital Growth Fund                            $  3,399,393         $ 2,641,999         $    34,827          $   46,411

 Sunbelt Equity Fund                            $    904,698         $   654,499         $     5,202          $    4,802

 Value Income Stock Fund                        $  4,325,977         $ 3,542,773         $    37,379          $   17,510

 Mid-Cap Equity Fund                            $    528,220         $   191,298         $    18,224          $   11,418

 Balanced Fund                                  $    169,222         $   140,109         $     4,280          $    4,063

 Small Cap Equity Fund                                  *                   *                   *                    *

 Emerging Markets Equity Fund                           *                   *                   *                    *

 International Equity Index Fund                $  1,532,834         $   176,784         $        71          $        0

 International Equity Fund                      $    129,411                *            $          0                *



*Not in operation during the period.


For the fiscal years ended May 31, 1997 and 1996, the portfolio turnover rate for each of the non-money market Funds was as follows:




                                                                                  TURNOVER RATE
                                                                       ------------------------------------
                                        FUND                                  1997                    1996
-----------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund                                                   298%                   184%
 Investment Grade Tax-Exempt Bond Fund                                        489%                   514%

                                                                                  TURNOVER RATE
                                                                      -------------------------------------

                                        FUND                                 1997                    1996
-----------------------------------------------------------------------------------------------------------
 Short-Term U.S. Treasury Securities Fund                                      93%                    94%

 Short-Term Bond Fund                                                         118%                   163%

 U.S. Government Securities Fund                                               21%                    83%

 Limited-Term Federal Mortgage Securities Fund                                133%                    83%

 Florida Tax-Exempt Bond Fund                                                 135%                    63%

 Georgia Tax-Exempt Bond Fund                                                  15%                    60%

 Tennessee Tax-Exempt Bond Fund                                                16%                    41%

 Capital Growth Fund                                                          141%                   156%

 Value Income Stock Fund                                                      105%                   134%

 Mid-Cap Equity Fund                                                          152%                   116%

 Balanced Fund                                                                197%                   155%

 Sunbelt Equity Fund                                                           72%                   106%

 Emerging Markets Equity Fund                                                  24%                     *

 International Equity Fund                                                    139%                   113%

 International Equity Index Fund                                                2%                    30%

 Small Cap Equity Fund                                                         27%                     *


*Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS


As of September 2, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.



TRUST SHARES


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------

 Prime Obligation Money Market Fund   SunTrust Bank, Atlanta                   1,017,340,735.9800                    96.78%
                                      P.O. Box 105504
                                      Atlanta, GA 30348

 US Government Securities Money       SunTrust Bank, Atlanta                    320,058,711.3200                     98.23%
 Market Fund                          P.O. Box 105504
                                      Atlanta, GA 30348

 Tax Exempt Money Market Fund         SunTrust Bank, Atlanta                    273,617,174.8600                    100.00%
                                      P.O. Box 105504
                                      Atlanta, GA 30348

 Investment Grade Bond Fund           Trustman                                   48,083,117.4740                     80.69%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   3,440,058.7660                      5.77%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   8,067,193.7390                      13.54%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
 Investment Grade Tax Exempt Bond     Trustman                                   2,854,065.5280                      26.61%
 Fund                                 Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   2,571,660.2110                      23.98%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   5,300,111.4770                      49.41%
                                      Mail Code 3144
                                      P.O. Box 105504
                                      Atlanta, GA 30348

 Capital Growth Fund                  Trustman                                   51,607,779.7980                     78.44%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   11,363,691.9550                     17.27%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Value Income Stock Fund              Trustman                                   70,173,646.4320                     74.21%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   18,135,163.4630                     19.18%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Short-Term U.S. Treasury Securities  Trustman                                    429,216.7160                       43.59%
 Fund                                 Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    257,751.4080                       26.18%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    297,590.5360                       30.23%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Short-Term Bond Fund                 Trustman                                   5,836,666.2750                      63.15%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,004,117.0210                      10.86%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      Trustman                                   2,401,162.8160                      25.98%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Sunbelt Equity Fund                  Trustman                                   20,649,993.7390                     70.69%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,582,327.4770                      5.42%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   6,977,764.6800                      23.89%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Mid-Cap Equity Fund                  Trustman                                   12,293,386.9360                     61.85%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   6,088,060.0450                      30.63%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,495,048.9880                      7.52%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Balanced Fund                        Trustman                                   9,475,264.5430                      98.03%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Florida Tax-Exempt Bond Fund         Trustman                                    403,555.6470                       13.50%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    790,165.4270                       26.43%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,796,356.2170                      60.08%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Georgia Tax-Exempt Bond Fund         Trustman                                   1,187,392.0830                      49.37%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      Trustman                                    653,344.7550                       27.17%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    564,318.9730                       23.46%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Tennessee Tax-Exempt Bond Fund       Trustman                                     90,545.0710                       46.63%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                     21,867.1410                       11.26%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                     81,749.3740                       42.10%
                                      Mail Stop 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 International Equity Index Fund      Trustman                                   5,851,225.2770                      70.46%
                                      Mail Stop 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    578,664.7100                       6.97%
                                      Mail Stop 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,874,150.7710                      22.57%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 International Equity Fund            Trustman                                   12,470,861.1530                     66.75%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   5,570,530.5350                      29.82%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 U.S. Government Securities Fund      Trustman                                    396,590.0730                       38.16%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    445,930.0890                       42.91%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      Trustman                                    196,765.0530                       18.93%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

 Limited Term Federal Mortgage        Trustman                                   5,100,466.6770                      69.67%
 Securities Fund                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                    471,486.3110                       6.44%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

                                      Trustman                                   1,749,245.0220                      23.89%
                                      Mail Code 3144
                                      P.O. Box 105870
                                      Atlanta, GA 30348-5870

INVESTOR SHARES


              FUND                              NAME AND ADDRESS               NUMBER OF SHARES                     % OF FUND
              ----                              ----------------               ----------------                     ---------

Prime Quality Money Market Fund       BHC Securities Inc                       255,429,882.7100                      79.02%
                                      Attn:  Cash Sweeps Dept.
                                      2005 Market Street
                                      One Commerce Square, 11th Floor
                                      Philadelphia, PA 19103-7042

                                      STCM                                      19,725,000.0000                       6.10%
                                      Omnibus Account
                                      Attn:  Melinda Felice
                                      P.O. Box 4418, Ctr. 3910
                                      Atlanta, GA  30302-4418

U.S. Government Securities
Money Market Fund                     BHC Securities Inc                        32,197,846.6100                      53.36%
                                      Attn:  Cash Sweeps Dept.
                                      2005 Market Street
                                      One Commerce Square, 11th Floor
                                      Philadelphia, PA 19103-7042

                                      Akerman, Senterfitt & Eidson               4,896,620.4900                       8.11%
                                      Attorney Account
                                      P.O. Box 231
                                      Orlando, FL  32802-0231

Tax Exempt Money Market Fund          BHC Securities Inc                        89,444,549.9300                      69.41%
                                      Attn:  Cash Sweeps Dept.
                                      2005 Market Street
                                      One Commerce Square, 11th Floor
                                      Philadelphia, PA 19103-7042


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      STCM                                      15,400,000.0000                      11.95%
                                      Omnibus Account
                                      P.O. Box 4418, Ctr.3910
                                      Atlanta, GA 30302-4418

Investment Grade Bond Fund            BHC Securities Inc.                        1,474,597.4460                      46.96%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square,
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

Investment Grade Tax-Exempt
 Bond Fund                            BHC Securities Inc.                          623,246.3210                      23.95%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

 Capital Growth Fund                  BHC Securities Inc.                        4,778,120.0840                      33.41%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

 Value Income Stock Fund              BHC Securities Inc.                        5,882,796.8910                      47.61%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

Short-Term U.S. Treasury Securities   BHC Securities Inc.                          139,953.9270                      38.27%
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Clarence A. Rittenhouse                       61,601.4910                      16.84%
                                      Margaret S. Rittenhouse JT WROS
                                      700 Golden Beach Blvd #126
                                      Venice, FL 34285-3311

                                      Georgia Academy for Children                  53,632.6810                      14.66%
                                      and Youth Prof
                                      100 Peachtree Street, Suite 500
                                      Atlanta, GA 30303-1908

                                      International Investment                      47,744.7470                      13.05%
                                      Conference Inc.
                                      Attn:  Sandy Lawrence
                                      6310 Sunset Drive
                                      Miami, FL 33143-4823


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
Short-Term Bond Fund                  BHC Securities Inc.                          143,685.2460                      67.67%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA  19103-7042

                                      Bartow Memorial Hospital Foundation Inc.      12,193.5780                       5.74%
                                      1239 East Main Street
                                      Bartow, FL  33830-5005

                                      Betty H. Anderson                             10,671.5260                       5.03%
                                      207 Suburban Drive
                                      Brunswick, GA 31520-2920

Sunbelt Equity Fund                   BHC Securities Inc.                        1,003,585.5730                      49.39%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

Mid-Cap Equity Fund                   BHC Securities Inc.                          887,258.4840                      57.94%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Anthony R. Gray                               75,450.4840                      57.94%
                                      460 Virginia Drive
                                      Winter Park, FL 32789-5805

Balanced Fund                         BHC Securities Inc.                           20,751.8530                      47.40%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA  19103-7042

Florida Tax-Exempt Bond Fund          BHC Securities Inc.                          111,335.3360                      35.79%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Mildred Meinhart Rast                         30,176.0880                       9.70%
                                      1303 South 8th Street
                                      Leesburg, FL 34748-6822

 Georgia Tax-Exempt Bond Fund         BHC Securities Inc.                          191,213.4220                      53.07%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      Patrick J. Doran &                            29,577.3030                       8.21%
                                      Norma R. Doran JTTEN
                                      2024 Fisher Trail NE
                                      Atlanta, GA 30345-3429

Tennessee Tax-Exempt Bond Fund        BHC Securities, Inc.                          75,554.0850                      58.10%
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Grace M. Bryan                                18,894.1970                      14.53%
                                      P.O. Box 176
                                      St. Joseph, TN 38481-0176

                                      Ralph Laine                                   13,213.5310                      10.16%
                                      2823 Lumar Lane
                                      Nashville, TN 37214-1834

International Equity Index Fund       BHC Securities Inc.                          315,159.4950                      64.54%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Community First National Bank                 27,151.2400                       5.56%
                                      RPO Tyler 401(k) RSP
                                      Attn:  Kathy Lindstrom
                                      Main At Broadway
                                      Fargo, ND  58103-1906

International Equity Fund             BHC Securities Inc.                          674,984.7650                      70.82%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

U.S. Government Securities Fund       BHC Securities, Inc.                         206,382.1450                      91.35%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

Limited-Term Federal Mortgage
Securities Fund                       BHC Securities Inc.                          200,361.6770                      84.30%
                                      Trade House Account
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

FLEX SHARES


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
Short-Term Bond Fund                  BHC Securities Inc.                           26,775.8010                      20.24%
                                      FAO21549889
                                      Attn:  Mutual FundsDept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities Inc.                           16,110.4250                      12.18%
                                      FAO 21180400
                                      Attn:  Mutual FundsDept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities Inc.                            8,109.6240                       6.13%
                                      FAO 21107805
                                      Attn:  Mutual FundsDept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

Florida Tax-Exempt Bond Fund          BHC Securities, Inc.                          48,493.6580                      10.75%
                                      FAO 20951046
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7042

                                      H. Lorene Kleinlein TTEE                      28,183.2200                       6.25%
                                      H. Lorene Kleinlein Trust
                                      9519 Sun Point Drive
                                      Boynton Beach, FL  33437-3343

                                      BHC Securities Inc.                           27,413.4470                       6.08%
                                      FAO 21471055
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities Inc.                           25,661.0310                       5.69%
                                      FAO 21738535
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

Tennessee Tax-Exempt Bond Fund        BHC Securities Inc.                           41,152.2630                      12.24%
                                      FAO 21627721
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7042


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
                                      BHC Securities Inc.                           32,630.8020                       9.70%
                                      FAO 21610240
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities Inc.                           32,154.3410                       9.56%
                                      FAO 20931807
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7042

International Equity Index Fund       BHC Securities Inc.                            7,594.1720                       8.74%
                                      FAO 21547376
                                      Attn:  Mutual Funds Dept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities, Inc.                           5,208.0800                       5.99%
                                      FAO 21549889
                                      Attn:  Mutual Funds Dept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7042

                                      BHC Securities, Inc.                           4,814.00                         5.54%
                                      FAO 21119083
                                      Attn:  Mutual Funds Dept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA  19103-7042

U.S. Government Securities Fund       BHC Securities, Inc.                          26,852.5970                       9.62%
                                      FAO 21180443
                                      Attn:  Mutual Funds Dept.
                                      One Commerce Square
                                      2005 Market Street, Suite1200
                                      Philadelphia, PA  19103-7042

                                      BHC Securities Inc.                           16,088.2850                       5.76%
                                      FAO 21180400
                                      Attn:  Mutual FundsDept.
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      BHC Securities Inc.                           16,026.7870                       5.74%
                                      FAO 21531479
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street, Suite 1200
                                      Philadelphia, PA 19103-7042

                                      Ralph L. Struever                             14,519.5660                       5.20%
                                      5350 Woodland Lakes Drive
                                      Palm Beach Gardens, FL  33418


                  FUND                         NAME AND ADDRESS                  NUMBER OF SHARES                  % OF FUND
                  ----                         ----------------                  ----------------                  ---------
Limited-Term Federal Mortgage
Security Fund                         BHC Securities Inc.                           10,648.2850                       6.93%
                                      FAO 21838525
                                      Attn:  Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042

                                      Viola T. High                                 10,398.8620                       6.77%
                                      Richard T. High TEN ENT
                                      528 Hearthstone Circle
                                      Brentwood, TN  37027-4323


EXPERTS

The financial statements as of May 31, 1997 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 11, 1997 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                STI CLASSIC FUNDS

                               INVESTMENT ADVISOR:

                         TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional Cash Management and Classic Institutional U.S. Treasury Securities Money Market Fund prospectus dated October 1, 1997. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . . .B-
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . . .B-
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
ADVERTISING. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . .B-
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .B-
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . . .B-
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .B-
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-


October 1, 1997

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Trust's Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (collectively, the "Funds"), each of which currently offers one class of shares.

DESCRIPTION OF PERMITTED INVESTMENTS

FOREIGN SECURITIES

The Institutional Cash Management Money Market Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MUNICIPAL SECURITIES

The Funds may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities."
Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Advisor.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. PERMITTED INVESTMENTS FOR THE FUNDS INCLUDE RESTRICTED SECURITIES, AND EACH FUND MAY INVEST UP TO 10% OF ITS NET ASSETS IN illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS

The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Institutional Cash Management Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

A  Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal year ended May 31, 1997, the Funds paid the following advisory fees:

                                                   Fees Paid       Fees Waived
Fund                                                 1997              1997
----                                              ---------       ------------

Classic Institutional Cash Management Money            $0           $100,270
 Market Fund

Classic Institutional U.S. Treasury Securities         $0           $ 18,255
 Money Market Fund

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator"), are parties to an Administration Agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; Boston 1784 Funds-Registered Trademark-; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; The Expedition Funds; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds, Inc.; High Mark Funds; Marquis Funds-Registered Trademark-; Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The PBHG Insurance Series Fund, Inc.; The Pillar Funds; Profit Funds Investment Trust; Rembrandt Funds-Registered Trademark-; Santa Barbara Group of Mutual Funds, Inc.; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; STI Classic Variable Trust; and TIP Funds.


For the fiscal year ended May 31, 1997, the Funds paid the following administration fees:

                                                  Fees Paid     Fees Waived
Fund                                                1997            1997
----                                              ---------     -----------

Classic Institutional Cash Management Money        $32,389           $0
 Market Fund

Classic Institutional U.S. Treasury Securities     $ 6,047           $0
 Money Market Fund

THE DISTRIBUTOR

SEI Financial Services Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

TRUSTEES AND OFFICERS OF THE TRUST


The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust, their respective dates of birth and principal occupations for the last five years are set forth below. The principal business address for each officer listed below is Oaks, Pennsylvania 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.


WILTON LOONEY (4/18/19) - Trustee - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.


CHAMPNEY A. MCNAIR (10/30/24) - Trustee - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.


F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.


T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.


DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.


JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.


CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Fund Resources since 1992.


RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.


KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.



TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.


MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Distributor and Administrator, Associate General Counsel, Barclays Bank PLC., 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W., Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.


---------------

* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1997, the Trust paid the following amounts to Trustees and Officers of the Trust:


                                    Aggregate                Pension or                                   Total Compensation from
                                  Compensation               Retirement                                     Registrant and Fund
                                 From Registrant           Benefits Accrued        Estimated Annual       Complex Paid to Directors
Name of Person, Position         for Fiscal Year           as Part of Fund          Benefits Upon           for Fiscal Year Ended
                                    Ended 1997                 Expenses               Retirement                    1997
------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum,                   $15,625                      N/A                    N/A                 $15,625 for service on
Trustee                                                                                                      two boards

Wilton Looney, Trustee               $16,750                      N/A                    N/A                 $16,750 for service on
                                                                                                             two boards

Champney A. McNair,                  $15,625                      N/A                    N/A                 $15,625  for service
Trustee                                                                                                      on two boards

F. Wendell Gooch,                    $15,625                      N/A                    N/A                 $15,625 for service on
Trustee                                                                                                      two boards

T. Gordy Germany,                    $15,625                      N/A                    N/A                 $15,625 for service on
Trustee                                                                                                      two boards

Dr. Bernard F. Sliger,               $15,625                      N/A                    N/A                 $15,625 for service on
Trustee                                                                                                      two boards

Jesse S. Hall,                       $15,625                      N/A                    N/A                 $15,625  for service
Trustee                                                                                                      on two boards


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutal funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and managment costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:
Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


     Fund                          7-Day Yield         7-Day Effective Yield
-------------------------------------------------------------------------------

Classic Institutional Cash
Management Money Market Fund          5.59%                      5.73%

Classic Institutional U.S.
Treasury Securities Fund              5.36%                      5.49%



The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


CALCULATION OF TOTAL RETURN


From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1997 were as follows:


-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                   ------------------------------
                         FUND                                               SINCE INCEPTION
-------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                         5.47%
-------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund                5.36%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------



1 Commenced operations ________.

2 Commenced operations ________.


ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.
In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES


The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.



If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.



Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.



The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange.

Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions.
 The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


For the fiscal year ended May 31, 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:


      Portfolio           Total $          Total $          Total $         Total $       % of Total    % of Total        Total
                         Amount of        Amount of        Amount of       Amount of       Brokerage     Brokered       Brokerage
                         Brokered          Brokered        Brokerage       Brokerage      Commissions  Transactions    Commissions
                       Tranasactions     Transactions     Commissions     Commissions       Paid to      Effected    Paid to SFS in
                         for FYE           Through        Paid in FYE       Paid to       Affiliated      Through      Connection
                          5/31/97       Affiliates for      5/31/97      Affiliates in    Brokers in    Affiliated        with
                                          FYE 5/31/97                     FYE 5/31/97     FYE 5/31/97   Brokers in     Repurchase
                                                                                                        FYE 5/31/97     Agreement
                                                                                                                      Transactions
                                                                                                                         for FYE
                                                                                                                         5/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Classic              $3,981,691,204    $1,109,513,576   $  13,324       $  13,324           100%           28%          $13,324
Institutional Cash
Management Money
Market Fund

Classic              $  701,083,896    $  339,610,033   $   4,235       $   4,235          100%           48%          $ 4,235
Institutional U.S.
Treasury
Securities Money
Market Fund



DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of September 2, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

EXPERTS

The financial statements as of May 31, 1997 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 11, 1997 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
VALUE INCOME STOCK FUND

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (14.8%)
  Consolidated Papers                                        233,700   $   12,737
  Cyprus AMAX Minerals                                       707,200       17,238
  Eastman Chemical                                           119,700        7,122
  Ethyl                                                    1,428,100       13,388
  Georgia Pacific                                            246,700       21,771
  Hercules                                                   617,800       28,959
  Imperial Chemical Industries                               315,900       17,217
  International Flavors & Fragrances
                                                             592,100       26,274
  International Paper                                        531,300       25,502
  Nalco Chemical                                             394,600       14,650
  Olin                                                       464,700       19,053
  Reynolds Metals                                            247,100       16,772
  Union Camp                                                 338,100       17,750
  Witco Chemical                                             467,200       17,286
                                                                       ----------
    Total Basic Materials                                                 255,719
                                                                       ----------
CAPITAL GOODS (12.8%)
  AMP                                                      1,034,400       42,540
  Cooper Industries                                          329,100       16,784
  Federal Signal                                             198,300        5,057
  Foster Wheeler                                             544,000       21,080
  General Signal                                             563,300       23,729
  National Service Industries                                278,100       12,202
  Pall                                                       556,500       13,147
  Tenneco                                                    770,100       34,462
  Thomas & Betts                                             362,200       18,427
  Trinity Industries                                         319,800        9,594
  Waste Management                                           769,100       24,419
                                                                       ----------
    Total Capital Goods                                                   221,441
                                                                       ----------
COMMUNICATIONS SERVICES (7.7%)
  Alltel                                                     538,700       17,710
  BellSouth                                                  460,200       20,882
  Frontier                                                   984,100       18,083
  GTE                                                        899,600       39,695

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

  Southern New England Telecommunications                    577,200   $   22,511
  Sprint                                                     269,400       13,167
                                                                       ----------
    Total Communication Services                                          132,048
                                                                       ----------
CONSUMER CYCLICALS (15.9%)
  American Greetings, Cl A                                   514,900       17,635
  Dana                                                       617,300       22,300
  Echlin                                                     597,300       19,935
  Ford Motor                                                 455,500       17,081
  H & R Block                                                497,800       16,427
  ITT Industries                                           1,291,700       31,970
  J.C. Penney                                                767,200       39,511
  Masco                                                      428,800       16,670
  May Department Stores                                      532,100       25,075
  Maytag                                                     683,900       18,294
  McGraw-Hill                                                307,300       16,786
  Mercantile Stores                                          287,700       15,464
  Reader's Digest, Cl A                                      200,800        4,970
  Shaw Industries                                          1,033,200       12,915
                                                                       ----------
    Total Consumer Cyclicals                                              275,033
                                                                       ----------
CONSUMER STAPLES (9.3%)
  Cadbury Schweppes ADR                                      461,800       16,740
  CPC International                                          271,900       23,383
  Deluxe                                                     261,600        8,502
  Food Lion, Cl A                                          1,101,900        7,369
  Kelly Services, Cl A                                       334,900        9,838
  McCormick                                                  617,100       16,122
  R.R. Donnelley & Sons                                      660,200       24,510
  Rubbermaid                                                 896,400       24,987
  UST                                                        620,200       17,676
  Whitman                                                    495,500       11,954
                                                                       ----------
    Total Consumer Staples                                                161,081
                                                                       ----------
ENERGY (9.2%)
  Amoco                                                      291,400       26,044
  Chevron                                                    358,900       25,123
  Dresser Industries                                         753,100       25,794
  Kerr-McGee                                                 352,700       22,837

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
  Mobil                                                      179,400   $   25,094
  Phillips Petroleum                                         612,900       26,048
  Sun                                                        278,200        8,311
                                                                       ----------
    Total Energy                                                          159,251
                                                                       ----------
FINANCIALS (8.2%)
  American Financial Group                                   435,700       16,557
  American General                                           397,500       17,589
  AmSouth Bancorp                                            233,850        9,149
  Central Fidelity Banks                                     292,000        8,541
  Crestar Financial                                          259,600        9,865
  First American Bank                                        127,400        8,775
  First American of Tennessee                                281,600       10,278
  Hibernia, Cl A                                             651,800        8,636
  Magna Group                                                273,000        8,804
  Merchantile Bancorp                                        150,700        8,891
  Signet Banking                                             260,900        8,577
  Summit Bancorp                                             183,854        9,078
  TIG Holdings                                               624,000       16,848
                                                                       ----------
    Total Financials                                                      141,588
                                                                       ----------
HEALTH CARE (6.2%)
  American Home Products                                     345,600       26,352
  Baxter International                                       490,800       25,890
  C.R. Bard                                                  525,400       16,813
  Pharmacia Upjohn ADR                                     1,118,900       38,742
                                                                       ----------
    Total Health Care                                                     107,797
                                                                       ----------
TECHNOLOGY (1.5%)
  Eastman Kodak                                              307,900       25,517
                                                                       ----------
TRANSPORTATION (2.2%)
  KLM Royal Dutch Air*                                       664,000       19,505
  Illinois Central                                           493,400       17,824
                                                                       ----------
    Total Transportation                                                   37,329
                                                                       ----------
UTILITIES (4.8%)
  Central & South West                                       697,200       14,815
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
  Duke Power                                                 201,300   $    9,058
  Pacificorp                                                 873,000       17,351
  Questar                                                    445,900       17,502
  Southern                                                 1,124,800       23,902
                                                                       ----------
    Total Utilities                                                        82,628
                                                                       ----------
Total Common Stocks
  (Cost $1,445,015)                                                     1,599,432
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $70,160,347 (collateralized by FHLMC
    obligation, par value $69,192,840, 6.63%, 05/15/08:
    FNMA obligation, par value $54,184,000, 8.50%,
    04/01/17: total market value $71,530,412)             $   70,128       70,128
  Salomon Brothers
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $46,073,839 (collateralized by various FHLMC
    obligations, total par value $68,587,421,
    6.00%-9.50%, 11/01/01-05/01/27: various FNMA
    obligations total par value $71,651,398,
    5.50%-9.00%, 06/01/01-05/01/27: total market value
    $44,159,361)                                              43,054       43,054

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Swiss Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,954,044 (collateralized by FNMA
    obligation, par value $6,319,000, 6.071%, matures
    04/01/34: market value $5,075,690)                    $    4,952   $    4,952
                                                                       ----------
Total Repurchase Agreements
  (Cost $118,134)                                                         118,134
                                                                       ----------
Total Investments (99.4%)
  (Cost $1,563,149)                                                     1,717,566
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)                                    9,961
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 108,557,380
    outstanding shares of beneficial interest                           1,171,719
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 12,133,042
    outstanding shares of beneficial interest                             134,021
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 5,399,733
    outstanding shares of beneficial interest                              68,125
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
  Undistributed net investment income                                  $    6,428
  Accumulated net realized gain on investments                            192,817
  Unrealized appreciation on investments                                  154,417
                                                                       ----------
Total Net Assets (100.0%)                                              $1,727,527
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $    13.71
                                                                       ----------
                                                                       ----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $    13.68
                                                                       ----------
                                                                       ----------
Maximum Offering Price Per Share -- Investor Class
  ($13.68  DIVIDED BY 96.25%)                                          $    14.21
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $    13.61
                                                                       ----------
                                                                       ----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
MID-CAP EQUITY FUND

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (5.0%)
  IMC Fertilizer Group                                      168,800      $    6,604
  James River                                                94,300           3,312
  Potash of Saskatchewan                                     71,800           5,897
                                                                        -----------
    Total Basic Materials                                                    15,813
                                                                        -----------
CAPITAL GOODS (15.1%)
  Agco                                                      111,400           3,551
  Fisher Scientific International                            86,500           3,136
  Foster Wheeler                                             79,400           3,077
  Hubbell, Cl B                                              84,540           3,847
  Molten Metal Technology*                                  203,300           1,449
  Philip Services*                                          405,600           5,932
  Solectron*                                                119,100           7,444
  Sundstrand                                                 90,200           4,487
  United Waste Systems*                                     136,200           5,227
  U.S. Filter*                                              156,900           4,942
  York International                                        100,850           4,891
                                                                        -----------
    Total Capital Goods                                                      47,983
                                                                        -----------
COMMUNICATIONS SERVICES (1.1%)
  Nextel Communications, Cl A*                              243,500           3,592
                                                                        -----------
CONSUMER CYCLICALS (15.5%)
  Bed Bath and Beyond*                                      116,000           3,292
  Dollar General                                            183,200           6,160
  Harley-Davidson                                           158,900           7,111
  International Speedway*                                   123,500           2,439
  Men's Wearhouse*                                          123,600           4,125
  Nine West Group*                                          113,000           4,350
  Saks Holdings*                                            224,300           5,579
  Stanley Works                                              87,700           3,596
  Staples*                                                  336,700           7,407
  West Marine*                                              203,800           5,350
                                                                        -----------
    Total Consumer Cyclicals                                                 49,409
                                                                        -----------
CONSUMER STAPLES (12.0%)
  Boston Chicken*                                           313,700           5,647
  Cracker Barrel Old
    Country Stores                                          182,700           5,298
  Dial                                                      186,500           3,124
  Hannaford Brothers                                        137,600           4,799

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  JP Foodservice*                                           152,000      $    4,408
  McKesson                                                   75,300           5,657
  Nabisco Holdings, Cl A                                    130,200           5,159
  Papa John's International*                                122,400           3,902
                                                                        -----------
    Total Consumer Staples                                                   37,994
                                                                        -----------
ENERGY (6.3%)
  Anadarko Petroleum                                        105,400           6,640
  Kerr-McGee                                                 47,400           3,069
  Tosco                                                      91,600           2,988
  Western Atlas*                                            106,300           7,215
                                                                        -----------
    Total Energy                                                             19,912
                                                                        -----------
FINANCIALS (9.9%)
  Crestar Financial                                         139,000           5,282
  First Security                                            162,075           3,971
  Hartford Life, Cl A*                                       62,400           2,090
  North Fork Bancorporation                                  88,000           1,848
  Regions Financial                                          57,500           3,436
  SouthTrust                                                 77,100           2,997
  Summit Bancorp                                            111,000           5,481
  Union Planters                                             66,700           3,152
  PMI Group                                                  56,600           3,106
                                                                        -----------
    Total Financials                                                         31,363
                                                                        -----------
HEALTH CARE (9.9%)
  Allergan                                                  112,200           3,324
  Biogen*                                                   187,300           6,216
  DePuy*                                                    136,500           3,310
  Medpartners*                                              179,700           3,414
  Pacificare Health Systems, Cl B*                           91,400           7,243
  Teva Pharmaceuticals ADR                                   65,600           3,936
  Watson Pharmaceuticals*                                   105,100           4,112
                                                                        -----------
    Total Health Care                                                        31,555
                                                                        -----------
TECHNOLOGY (15.0%)
  ADC Telecommunications*                                   177,500           6,079
  Adobe Systems                                             110,300           4,922
  Analog Devices*                                           240,133           6,424
  Atmel*                                                    151,900           4,367
  Ceridian*                                                 141,000           5,182
  Flextronics International*                                207,000           4,890
  Micron Electronics*                                       193,600           2,940

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
  Network General*                                          226,600      $    4,164
  Teradyne*                                                 214,400           8,790
                                                                        -----------
    Total Technology                                                         47,758
                                                                        -----------
TRANSPORTATION (1.4%)
  ASA Holdings                                              172,300           4,501
                                                                        -----------
UTILITIES (1.4%)
  Wisconsin Energy                                          185,200           4,468
                                                                        -----------
Total Common Stocks
  (Cost $268,513)                                                           294,348
                                                                        -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.8%)
  Deutsche Bank 5.55%, dated 05/30/97, matures
    06/02/97, repurchase price $12,270,617
    (collateralized by FNMA obligation, par value
    $13,389,534, 0.000%, 01/01/26: market value
    $12,510,245)                                           $ 12,265          12,265
  Merrill Lynch 5.55%, dated 05/30/97, matures
    06/02/97, repurchase price $9,389,853
    (collateralized by FNMA obligation, par value
    $465,000, 0.000%, 11/25/22; and various GNMA
    obligations, total par value $10,608,368,
    6.000%-8.500%, 05/20/06-05/15/26: total market
    value $9,577,430)                                         9,386           9,386
                                                                        -----------
Total Repurchase Agreements
  (Cost $21,651)                                                             21,651
                                                                        -----------
Total Investments (99.4%)
  (Cost $290,164)                                                           315,999
                                                                        -----------
OTHER ASSETS AND LIABILITIES, NET (0.6%)                                      1,736
                                                                        -----------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                                           (000)
 --------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 21,752,271
    outstanding shares of beneficial interest                            $  239,440
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 1,537,279
    outstanding shares of beneficial interest                                17,180
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 776,273
    outstanding shares of beneficial interest                                 9,538
  Accumulated net investment loss                                               (10)
  Accumulated net realized gain on investments                               25,752
  Net unrealized appreciation on investments                                 25,835
                                                                        -----------
Total Net Assets (100.0%)                                                $  317,735
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $    13.21
                                                                        -----------
                                                                        -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                        $    13.17
                                                                        -----------
                                                                        -----------
Maximum Offering Price Per Share -- Investor Shares
  ($13.17  DIVIDED BY 96.25%)                                            $    13.68
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                               $    13.04
                                                                        -----------
                                                                        -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SMALL CAP EQUITY FUND

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
BASIC MATERIALS (3.1%)
  Columbus Mckinnon                                           63,700    $    1,147
  Commonwealth Industries                                     94,700         1,788
  Lilly Industries Incorporated, Cl A                          9,000           189
  Schnitzer Steel Industries, Cl A                            38,800           970
                                                                       -----------
    Total Basic Materials                                                    4,094
                                                                       -----------
CAPITAL GOODS (11.7%)
  A.M. Castle                                                 87,600         1,905
  Applied Industrial Technology                               45,500         1,598
  Barnes Group                                                13,300           357
  Fisher Scientific International                             69,000         2,501
  Regal Beloit                                               115,700         3,081
  Valmont Industries                                          24,100         1,012
  Thomas Industries                                           34,000           956
  Zurn Industries                                            145,900         3,866
                                                                       -----------
    Total Capital Goods                                                     15,276
                                                                       -----------
CONSUMER CYCLICALS (27.4%)
  Ameron                                                       6,600           366
  Angelica                                                   104,900         1,888
  Brown Group                                                107,000         1,926
  Bush Industries                                            116,300         2,617
  Cross A.T., Cl A                                            54,800           610
  Guilford Mills                                             132,250         2,595
  Hardinge                                                    38,000           988
  Harman International                                        84,800         3,540
  K2                                                          55,500         1,603
  Libbey                                                      74,800         2,497
  LSI Industries                                              72,300         1,103
  Movado Group                                                86,625         1,917
  Optical Coating Laboratories                                43,900           466
  Rock Tenn, Cl A                                             63,000           953
  Sotheby's Holdings, Cl A                                   124,000         1,922
  Springs Industries, Cl A                                    75,200         3,807
  Talbots                                                    143,700         3,772
  WD-40                                                       32,700         1,856
  Wellman                                                     73,100         1,307

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------

  Winnebago Industries                                        20,400    $      140
                                                                       -----------
    Total Consumer Cyclicals                                                35,873
                                                                       -----------
CONSUMER STAPLES (15.4%)
  ABM Industries                                              99,700         1,932
  Banta                                                       87,000         2,414
  Bowne & Company                                            106,000         3,167
  Earthgrains                                                 34,200         1,949
  Ingles Markets, Cl A                                       136,000         1,964
  John H. Harland                                            163,300         3,736
  Kelly Services, Cl A                                        61,000         1,792
  Rykoff-Sexton                                               52,100           996
  Smucker (J.M.), Cl B                                       115,100         2,144
  TCA Cable Television                                         3,000           101
                                                                       -----------
    Total Consumer Staples                                                  20,195
                                                                       -----------
ENERGY (5.6%)
  Giant Industries                                            44,700           648
  Monterey Resources                                         118,500         1,866
  Pittston Minerals Group                                     73,400         1,009
  Quaker State                                               255,400         3,863
                                                                       -----------
    Total Energy                                                             7,386
                                                                       -----------
FINANCIALS (10.1%)
  Banco Latinamericano de Exportaciones                       46,600         2,196
  Bank United, Cl A                                           28,700           997
  GCR Holdings                                                 7,800           209
  Interwest Bancorp                                           26,700           935
  IPC Holdings                                                79,300         2,022
  Klamath First Bancorp                                       61,500         1,138
  Lawyers Title                                               43,800           788
  National Bancorp of Alaska                                  14,400         1,130
  Seacoast Banking of Florida                                 49,000         1,286
  West Coast Bancorp                                          40,625         1,016
  Willis Corroon Public Limited                              132,900         1,495
                                                                       -----------
    Total Financials                                                        13,212
                                                                       -----------
HEALTH CARE (8.9%)
  Bindley Western Industries                                  75,600         1,663

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES         (000)
 --------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
  Chemed                                                      26,300    $      960
  Invacare                                                   117,000         2,516
  Morrison Health Care                                       103,100         1,675
  Vital Signs                                                101,000         2,007
  West Company                                                96,100         2,835
                                                                       -----------
    Total Health Care                                                       11,656
                                                                       -----------
TECHNOLOGY (3.0%)
  Methode Electronics, Cl A                                  231,200         3,902
                                                                       -----------
TRANSPORTATION (4.3%)
  Arnold Industries                                          107,300         1,797
  Knightsbridge Tankers Limited*                              50,000         1,231
  Sea Containers                                             127,200         2,544
                                                                       -----------
    Total Transportation                                                     5,572
                                                                       -----------
UTILITIES (5.7%)
  Eastern Enterprises                                         12,800           442
  Enron Global Power & Pipelines                              12,800           422
  Minnesota Power & Light                                     65,300         1,894
  Northwest Natural Gas                                       39,050           952
  TNP Enterprises                                             56,000         1,232
  United Water Resources                                      74,100         1,334
  Wicor                                                       33,900         1,246
                                                                       -----------
    Total Utilities                                                          7,522
                                                                       -----------
Total Common Stocks
  (Cost $117,054)                                                          124,688
                                                                       -----------
PREFERRED STOCKS (1.9%)
PRECIOUS METALS (1.9%)
  Coeur D'Alene Mines                                        151,100         2,512
                                                                       -----------
Total Preferred Stocks
  (Cost $2,502)                                                              2,512
                                                                       -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,900,504 (collateralized by FHLMC
    obligation, total par value $5,062,244, 6.092%,
    10/01/32, market value: $4,996,199)                   $    4,898    $    4,898
                                                                       -----------
Total Repurchase Agreements
  (Cost $4,898)                                                              4,898
                                                                       -----------
Total Investments (100.8%)
  (Cost $124,454)                                                          132,098
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)                                   (1,049)
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 11,836,719
    outstanding shares of beneficial interest                              121,332
  Undistributed net investment income                                          316
  Accumulated net realized gain on investments                               1,757
  Net unrealized appreciation on investments                                 7,644
                                                                       -----------
Total Net Assets (100.0%)                                               $  131,049
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                 $    11.07
                                                                       -----------
                                                                       -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK (88.6%)
BASIC MATERIALS (4.7%)
  Aluminum Company of America                                117,500   $    8,651
  Air Products & Chemicals                                    27,100        2,107
  Fort Howard*                                               179,000        8,223
  Hercules                                                   228,800       10,725
  Monsanto                                                   265,100       11,664
  Morton International                                       198,000        6,386
  Potash of Saskatchewan                                      54,100        4,443
  Praxair                                                    123,900        6,520
  W.R. Grace                                                  67,500        3,527
                                                                       ----------
    Total Basic Materials                                                  62,246
                                                                       ----------
CAPITAL GOODS (13.9%)
  Allied Signal                                              361,100       27,714
  Avery Dennison                                              62,300        2,344
  Deere                                                      163,000        8,333
  Emerson Electric                                           285,000       15,390
  Fluor                                                       57,500        3,040
  General Electric                                           688,700       41,580
  General Signal                                             311,700       13,130
  Keystone International                                      54,400        1,775
  Lockheed Martin                                             96,000        8,988
  McDonnell Douglas                                           58,200        3,747
  Molten Metal Technology*                                   243,500        1,735
  Pall                                                       140,000        3,308
  Rockwell International                                     171,400       11,055
  Thomas & Betts                                              34,064        1,733
  Tyco International                                         359,100       22,803
  United Technologies                                        164,400       13,214
  United Waste Systems*                                        8,700          334
  USA Waste Services*                                        112,900        4,093
  Waste Management                                            21,000          667
  Wheelabrator Technologies                                  135,900        1,750
                                                                       ----------
    Total Capital Goods                                                   186,733
                                                                       ----------
COMMUNICATION SERVICES (1.6%)
  Airtouch Communications*                                    12,700          354

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
  BellSouth                                                   71,700   $    3,253
  Ericsson Telephone ADR*                                    263,800        9,398
  GTE                                                        196,000        8,649
                                                                       ----------
    Total Communication Services                                           21,654
                                                                       ----------
CONSUMER CYCLICALS (8.4%)
  American Stores                                            157,900        7,184
  Borders Group*                                               6,700          146
  Carnival                                                   282,300       10,727
  Costco*                                                    211,100        7,125
  CUC International*                                         291,700        6,709
  Federated Department Stores*                               309,400       11,448
  Ford Motor                                                  82,100        3,079
  Fruit of the Loom*                                          90,400        3,153
  Gannett                                                     44,500        4,116
  Hollinger International                                     64,200          714
  Home Depot                                                 244,432       15,399
  Intimate Brands                                            190,900        4,081
  ITT*                                                        33,400        1,991
  Lear*                                                      332,100       12,703
  Marriott                                                    27,100        1,565
  Mattel                                                     348,500       10,411
  McGraw-Hill                                                 35,900        1,961
  Office Depot*                                              407,400        7,028
  TJX                                                          9,800          470
  Tribune                                                     46,900        2,028
                                                                       ----------
    Total Consumer Cyclicals                                              112,038
                                                                       ----------
CONSUMER STAPLES (11.7%)
  American Standard*                                          27,700        1,388
  Avon Products                                              276,600       17,633
  Colgate-Palmolive                                           24,400        1,513
  CPC International                                           37,800        3,251
  CVS                                                        360,600       17,264
  Dial                                                        28,300          474
  Gillette                                                   171,817       15,270
  Kimberly Clark                                             101,400        5,083
  JP Foodservice*                                            132,900        3,854
  Nabisco Holdings, Cl A                                      30,700        1,216

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
  PepsiCo                                                     12,400   $      456
  Philip Morris                                              574,650       25,285
  Ralston Purina Group                                        61,500        5,243
  RJR Nabisco                                                105,600        3,419
  Safeway*                                                   259,300       11,669
  Sara Lee                                                   138,700        5,669
  Sysco                                                      335,700       11,708
  Tele-Communications, Cl A*                                 375,800        5,684
  Time Warner                                                 57,500        2,674
  Unilever ADR                                                12,400        2,403
  Viacom, Cl B*                                              321,021        9,530
  Walt Disney                                                 55,366        4,533
  Wendy's International                                       53,200        1,244
  William Wrigley Jr.                                         11,300          670
                                                                       ----------
    Total Consumer Staples                                                157,133
                                                                       ----------
ENERGY (5.7%)
  Amoco                                                       66,500        5,943
  British Petroleum ADR                                       53,500        7,751
  Dresser Industries                                         186,200        6,377
  Halliburton                                                142,100       10,995
  Kerr-McGee                                                  49,200        3,186
  Mobil                                                      138,200       19,331
  Royal Dutch Petroleum, ADR                                  26,800        5,233
  Schlumberger                                                40,700        4,848
  Tosco                                                       88,100        2,874
  Union Pacific Resources Group                              330,358        9,539
                                                                       ----------
    Total Energy                                                           76,077
                                                                       ----------
FINANCIALS (12.9%)
  American International Group                                76,350       10,336
  BankAmerica                                                126,300       14,761
  Bank of New York                                            82,600        3,521
  Capital One Financial                                       36,400        1,169
  Chase Manhattan Bank                                       314,200       29,692
  Citicorp                                                    10,100        1,155
  Conseco                                                     19,100          764
  Cullen/Frost Bankers                                        23,900          941
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

  Dean Witter Discover                                        50,800   $    2,096
  FHLMC                                                      221,100        7,296
  FNMA                                                       206,100        8,991
  First Union                                                 59,300        5,092
  First USA                                                  267,800       13,256
  GCR Holdings                                                60,000        1,605
  General Re                                                  53,500        9,376
  Great Western Financial                                    191,900        9,307
  Hartford Financial Services Group                          266,800       20,810
  Nationsbank                                                 45,040        2,643
  Norwest                                                     24,400        1,305
  PMI Group                                                  104,100        5,713
  Sphere Drake Holdings                                      214,900        1,907
  Summit Bancorp                                              43,900        2,168
  Travelers                                                  160,296        8,796
  Washington National                                        354,600        9,929
  Wells Fargo                                                  2,500          659
                                                                       ----------
    Total Financials                                                      173,288
                                                                       ----------
HEALTH CARE (13.6%)
  Alza, Cl A*                                                  7,900          233
  American Home Products                                     427,000       32,559
  Amgen*                                                      71,200        4,762
  Baxter International                                       173,100        9,131
  Becton Dickinson                                            19,300          951
  Boston Scientific*                                          83,111        4,436
  Bristol-Myers Squibb                                       276,800       20,310
  Columbia/HCA Healthcare                                    493,196       18,063
  Eli Lilly                                                  107,400        9,988
  Healthsouth*                                               467,000       10,683
  Horizon/CMS Healthcare*                                     50,000          913
  Johnson & Johnson                                          386,888       23,165
  Medpartners*                                               413,600        7,858
  Medtronic                                                   22,400        1,658
  Merck                                                      196,082       17,623
  Pacificare Health Systems, Cl B*                            39,200        3,107
  Schering Plough                                             89,400        8,113
  Tenet Healthcare*                                          222,800        6,127

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
  Warner Lambert                                              30,900   $    3,113
                                                                       ----------
    Total Health Care                                                     182,793
                                                                       ----------
TECHNOLOGY (12.7%)
  Atmel*                                                      50,900        1,463
  Automatic Data Processing                                   44,500        2,186
  Cadence Design Systems*                                     28,000          931
  Ceridian*                                                  119,000        4,373
  Cisco Systems*                                             243,600       16,504
  Compaq Computer*                                            13,800        1,494
  Eastman Kodak                                              137,200       11,370
  First Data                                                 390,100       15,604
  Hewlett Packard                                            112,600        5,799
  IBM                                                        115,600        9,999
  Intel                                                      154,900       23,467
  Lucent Technologies                                        136,131        8,661
  Microsoft*                                                 185,100       22,952
  Motorola                                                   163,300       10,839
  Oracle*                                                    165,450        7,714
  Scientific-Atlanta                                         644,900       11,689
  Xerox                                                      231,600       15,691
                                                                       ----------
    Total Technology                                                      170,736
                                                                       ----------
TRANSPORTATION (1.0%)
  Burlington Northern Santa Fe                               102,800        8,532
  Delta Air Lines                                             21,000        1,969
  Union Pacific                                               39,500        2,676
                                                                       ----------
    Total Transportation                                                   13,177
                                                                       ----------
UTILITIES (0.4%)
  Consolidated Natural Gas                                    23,700        1,259
  Enron                                                       64,000        2,608
  Sonat                                                       27,100        1,558
                                                                       ----------
    Total Utilities                                                         5,425
                                                                       ----------
Total Common Stocks
  (Cost $982,524)                                                       1,161,300
                                                                       ----------
--------------------------------------------------------------------------------
                                                                         VALUE
                                                           SHARES        (000)
--------------------------------------------------------------------------------

PREFERRED STOCKS (1.7%)
BASIC MATERIALS (0.2%)
  International Paper,
    CV to .9259 Shares                                        45,000   $    2,278
                                                                       ----------
FINANCIALS (0.2%)
  National Bank of Australia,
    CV to .3273 Shares*                                       74,600        2,014
                                                                       ----------
TECHNOLOGY (1.2%)
  Microsoft, CV to 1 share                                   186,700       16,080
                                                                       ----------
TRANSPORTATION (0.2%)
  Continental Air Finance Trust,
    CV to 2.0678 Shares*                                      28,500        2,230
                                                                       ----------
Total Preferred Stocks
  (Cost $20,294)                                                           22,602
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (5.0%)
  Alza, CV to 12.987 Shares (A)
    0.000%, 07/14/14                                      $   11,500        5,103
  Automatic Commercial Exchange
    Security, CV to 0.8333 Shares
    6.500%, 05/15/00                                             123        2,958
  Continental Airlines,
    CV to 16.559 Shares
    6.750%, 04/15/06                                           3,600        4,707
  Cuc International,
    CV to 32.6531
    3.000%, 02/15/02                                           7,000        6,913
  Home Depot,
    CV to 14.4665 Shares
    3.250%, 10/01/01                                           9,000        9,630
  Mariott LYON, (A) (B)
    0.000%, 03/25/11                                           5,000        2,906
  Molten Metal Technology,
    CV to 25.8065 Shares (B)
    5.750%, 05/01/06                                           5,500        2,365
  Roche, CV to 3.5626 Shares (A)
    0.000%, 05/06/12                                          19,000        7,648

CAPITAL GROWTH FUND

CONVERTIBLE BONDS--CONTINUED
  Times Mirror, CV to 5.8280
    Shares (A) (B)
    0.000%, 04/15/17                                      $   10,000   $    3,925
  U.S. Filter, CV to 25.3164 Shares,
    Callable 12/15/99 @ 101.8
    4.500%, 12/15/01                                           5,200        5,298

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
  USA Waste Services,
    CV to 35.3243 Shares
    5.000%, 03/01/06                                           2,350        3,243
  USA Waste Services,
    CV to 22.9594 Shares, Callable
    02/01/2000 @101.6
    4.000%, 02/01/02                                           3,000        3,116
  WMX Technologies,
    CV to 26.078 Shares
    2.000%, 01/24/05                                           9,500        8,752
                                                                       ----------
Total Convertible Bonds
  (Cost $66,837)                                                           66,564
                                                                       ----------
REPURCHASE AGREEMENTS (8.2%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $76,351,152 (collateralized by various FHLMC
    obligations, total par value $41,261,658,
    6.092%-6.230%, 12/15/23-10/01/32; and various FNMA
    obligations, total par value $40,818,728, 0.000%,
    01/01/26-04/25/27: total market value $77,842,108)        76,316       76,316
  Salomon Brothers
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $33,282,808 (collateralized by various FHLMC
    obligations, total par value $25,236,419,
    5.500%-9.000%, 01/01/00-06/01/26; and various FNMA
    obligations, total par value $37,520,630,
    5.500%-9.500%, 04/01/01-04/01/27: total market
    value $34,062,576)                                    $   33,267   $   33,267
                                                                       ----------
Total Repurchase Agreements
  (Cost $109,583)                                                         109,583
                                                                       ----------
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
Total Investments (101.5%)
  (Cost $1,179,238)                                                     1,360,049
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (-1.5%)                                 (19,508)
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 71,924,416
    outstanding shares of beneficial interest                             807,086
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 14,515,982
    outstanding shares of beneficial interest                             167,543
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 2,456,856
    outstanding shares of beneficial interest                              34,522
  Undistributed net investment income                                       3,569
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
NET ASSETS:--CONTINUED
  Accumulated net realized gain on investments                         $  147,010
  Net unrealized appreciation on investments                              180,811
                                                                       ----------
Total Net Assets (100.0%)                                              $1,340,541
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $    15.09
                                                                       ----------
                                                                       ----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $    15.06
                                                                       ----------
                                                                       ----------

--------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Investor Class
  ($15.06  DIVIDED BY 96.25%)                                          $    15.65
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $    14.96
                                                                       ----------
                                                                       ----------

--------------------------------------------------------------------------

BALANCED FUND

------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                                        (000)
------------------------------------------------------------------------------
COMMON STOCK (51.7%)
BASIC MATERIALS (2.7%)
  Air Products & Chemicals                                   1,900     $   148
  Aluminum Company of America                                7,800         574
  Fort Howard*                                              12,000         551
  Hercules                                                  15,500         727
  Monsanto                                                  19,400         854
  Morton International                                      13,900         448
  Potash of Saskatchewan                                     3,600         296
  Praxair                                                    8,300         437
  W.R. Grace                                                 7,300         381
                                                                       -------
    Total Basic Materials                                                4,416
                                                                       -------
CAPITAL GOODS (8.6%)
  Allied Signal                                             27,800       2,134
  Avery Dennison                                             8,200         309
  Deere                                                     11,600         593
  Emerson Electric                                          20,500       1,107
  Fisher Scientific International                            5,000         181
  Fluor                                                      4,000         211
  General Electric                                          50,100       3,025
  General Signal                                            20,600         868
  Keystone International                                    11,800         385
  Lockheed Martin                                            7,000         655
  McDonnell Douglas                                          6,600         425
  Molten Metal Technology*                                  19,100         136
  Pall                                                       9,500         224
  Rockwell International                                    12,500         806
  Thomas & Betts                                             2,300         117
  Tyco International                                        26,100       1,657
  United Technologies                                       11,900         956
  United Waste Systems*                                        400          15
  USA Waste Services*                                        7,100         257
  Waste Management                                           1,500          48
                                                                       -------
    Total Capital Goods                                                 14,109
                                                                       -------
COMMUNICATION SERVICES (1.2%)
  Airtouch Communications*                                   8,600         240
  BellSouth                                                  8,100         368
  Ericsson Telephone ADR*                                   19,200         684

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  GTE                                                       15,900     $   702
                                                                       -------
    Total Communication Services                                         1,994
                                                                       -------
CONSUMER CYCLICALS (4.7%)
  American Standard*                                         2,000         100
  Carnival                                                  20,600         783
  Costco*                                                   14,200         479
  CUC International*                                        21,200         488
  Federated Department Stores*                              21,000         777
  Ford Motor                                                 5,600         210
  Fruit of the Loom*                                         8,600         300
  Gannett                                                    3,000         277
  Home Depot                                                19,200       1,210
  Intimate Brands                                           12,900         276
  ITT*                                                       2,400         143
  Lear*                                                     22,700         868
  Marriott                                                   1,700          98
  Mattel                                                    21,950         656
  McGraw-Hill                                                2,900         158
  Office Depot*                                             25,800         445
  Tribune                                                   10,000         432
                                                                       -------
    Total Consumer Cyclicals                                             7,700
                                                                       -------
CONSUMER STAPLES (7.2%)
  American Stores                                           10,700         487
  Avon Products                                             19,800       1,262
  Colgate-Palmolive                                          1,600          99
  CPC International                                          2,600         224
  CVS                                                       25,700       1,230
  Dial                                                       1,900          32
  Gillette                                                  12,548       1,115
  JP Foodservice*                                           11,900         345
  Kimberly Clark                                             9,000         451
  Nabisco Holdings, Cl A                                     1,200          48
  PepsiCo                                                      900          33
  Philip Morris                                             41,800       1,839
  Ralston Purina Group                                       4,500         384
  RJR Nabisco                                                7,800         253
  Safeway*                                                  21,200         954
  Sara Lee                                                   9,400         384

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
  Sysco                                                     24,500     $   854
  Tele-Communications, Cl A*                                27,100         410
  Time Warner                                                4,200         195
  Unilever ADR                                                 900         174
  Viacom, Cl B*                                             20,944         622
  Walt Disney                                                3,395         278
  Wendy's International                                      6,900         161
                                                                       -------
    Total Consumer Staples                                              11,834
                                                                       -------
ENERGY (3.4%)
  Amoco                                                      4,800         429
  British Petroleum ADR                                      3,900         565
  Dresser Industries                                        13,300         456
  Halliburton                                               11,300         874
  Kerr-McGee                                                 7,100         460
  Mobil                                                      8,900       1,245
  Royal Dutch Petroleum ADR                                  1,900         371
  Schlumberger                                               2,800         334
  Tosco                                                      5,900         192
  Union Pacific Resources Group                             21,922         633
                                                                       -------
    Total Energy                                                         5,559
                                                                       -------
FINANCIALS (7.8%)
  American International Group                               5,200         704
  Bank of New York                                           5,600         239
  BankAmerica                                                9,100       1,064
  BB&T                                                       8,600         344
  Capital One Financial                                      2,600          84
  Chase Manhattan Bank                                      23,400       2,211
  Citicorp                                                     700          80
  Conseco                                                    1,400          56
  Cullen/Frost Bankers                                       1,900          75
  Dean Witter Discover                                       3,700         153
  FHLMC                                                     16,200         535
  FNMA                                                      13,400         585
  First Union                                                4,300         369
  First USA                                                 18,700         926
  GCR Holdings                                               7,000         187
  General Re                                                 3,600         631
------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  Great Western Financial                                   13,900     $   674
  Hartford Financial Services Group                         19,500       1,521
  Norwest                                                    5,500         294
  PMI Group                                                  7,600         417
  Sphere Drake Holdings                                     21,000         186
  Summit Bancorp                                             3,000         148
  Travelers                                                 11,133         611
  U.S. Bancorp                                                 700          43
  Washington National                                       19,500         546
                                                                       -------
    Total Financials                                                    12,683
                                                                       -------
HEALTH CARE (7.9%)
  American Home Products                                    28,400       2,165
  Amgen*                                                     6,500         435
  Baxter International                                      12,600         665
  Becton Dickinson                                           1,300          64
  Boston Scientific*                                         5,910         315
  Bristol-Myers Squibb                                      20,300       1,490
  Columbia/HCA Healthcare                                   33,310       1,220
  Healthsouth*                                              32,868         752
  Johnson & Johnson                                         28,100       1,682
  Eli Lilly                                                  7,800         725
  Medpartners*                                              27,600         524
  Medtronic                                                  1,600         118
  Merck                                                     14,200       1,276
  Pacificare Health Systems, Cl B*                           3,400         269
  Schering Plough                                            6,600         599
  Tenet Healthcare*                                         15,000         412
  Warner Lambert                                             2,300         232
                                                                       -------
    Total Health Care                                                   12,943
                                                                       -------
TECHNOLOGY (7.4%)
  Atmel*                                                     3,600         103
  Automatic Data Processing                                  2,270         112
  Cadence Design Systems*                                    9,000         299
  Ceridian*                                                  6,300         232
  Cisco Systems*                                            16,400       1,111
  Compaq Computer*                                             600          65
  Eastman Kodak                                             10,000         829
  First Data                                                28,000       1,120

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                           SHARES
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
  Hewlett Packard                                            7,900     $   407
  IBM                                                        7,800         675
  Intel                                                     11,500       1,742
  Lucent Technologies                                        9,214         586
  Microsoft*                                                12,200       1,513
  Motorola                                                  11,000         730
  Oracle*                                                   10,900         508
  Scientific-Atlanta                                        42,300         767
  Xerox                                                     18,200       1,233
                                                                       -------
    Total Technology                                                    12,032
                                                                       -------
TRANSPORTATION (0.6%)
  Burlington Northern Santa Fe                               7,400         614
  Delta Air Lines                                            1,400         131
  Union Pacific                                              2,800         190
                                                                       -------
    Total Transportation                                                   935
                                                                       -------
UTILITIES (0.2%)
  Consolidated Natural Gas                                   1,500          80
  Enron                                                      4,200         171
  Sonat                                                      1,800         103
                                                                       -------
    Total Utilities                                                        354
                                                                       -------
Total Common Stocks
  (Cost $72,954)                                                        84,559
                                                                       -------
PREFERRED STOCKS (1.1%)
AIR TRANSPORTATION (0.2%)
  Continental Airline Financial (B)                          5,000         391
                                                                       -------
BANKS (0.2%)
  National Bank of Australia, CV to 0.3273 shares*          10,000         270
                                                                       -------
TECHNOLOGY (0.7%)
  Microsoft, CV to 1 share                                  12,500       1,077
                                                                       -------
Total Preferred Stocks
  (Cost $1,573)                                                          1,738
                                                                       -------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (23.1%)
  American General Finance
    6.875%, 07/01/99                                       $ 1,000     $  1,007
  Aristar
    6.750%, 05/15/99                                         1,500        1,507
  Associates of North America, MTN
    6.650%, 08/30/99                                           750          752
  AT&T Capital, MTN
    6.920%, 04/29/99                                         2,250        2,261
  Bear Stearns
    7.000%, 03/01/07                                         1,900        1,853
  Ford Capital
    9.500%, 06/01/10                                         1,350        1,558
  General Electric Capital
    6.660%, 05/01/18                                         1,000        1,003
  General Motors Acceptance
    7.125%, 05/01/01                                         1,900        1,914
    6.750%, 11/04/04                                         1,500        1,459
  Homeside Lending, MTN
    6.875%, 05/15/00                                         2,000        1,998
  Household Finance, MTN
    7.150%, 06/15/00                                         1,000        1,010
  International Lease Finance
    6.700%, 04/30/99                                         1,900        1,910
  Lockheed Martin
    6.550%, 05/15/99                                         1,000        1,001
  Marriott International, (A) (B)
    0.000%, 03/25/11                                         1,000          581
  Mascotech, Callable 12/22/96 @ 103
    4.500%, 12/15/03                                           500          445
  Merrill Lynch, MTN
    6.640%, 04/09/99                                         1,500        1,506
  Morgan Stanley Group
    6.875%, 03/01/07                                         1,000          974
  Philip Morris
    7.250%, 09/15/01                                         2,100        2,108
    6.800%, 12/01/03                                           500          488
    7.500%, 04/01/04                                         1,000        1,005

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--CONTINUED
  RHG Finance
    8.875%, 10/01/05                                       $ 1,500     $  1,622
  Salomon
    6.500%, 03/01/00                                         2,500        2,478
    6.750%, 02/15/03                                         1,150        1,118
  Service International
    7.375%, 04/15/04                                         1,750        1,772
  SunAmerica
    6.200%, 10/31/99                                         2,000        1,985
  US West Capital Funding
    7.300%, 01/15/07                                         2,500        2,484
                                                                       --------
Total Corporate Obligations
  (Cost $37,869)                                                         37,799
                                                                       --------
CONVERTIBLE BONDS (2.5%)
  Alza, CV to 26.1840 Shares, Callable 05/01/00 @ 100
    5.000%, 05/01/06                                           500          501
  Automatic Commercial Exchange Security, CV to 0.8333
    shares
    6.500%, 05/15/00                                             9          215
  Roche, CV to 3.5626 Shares (A)
    0.000%, 05/06/12                                         1,000          403
  Staples, CV to 30.303 Shares (B)
    4.500%, 10/01/00                                           500          585
  Time Warner Finance, CV to 7.7589 Shares (A) 0.000%,
    06/22/13                                                   900          411
  U.S. Filter, CV to 25.3164 shares, Callable 12/15/99
    @ 101.8
    4.500%, 12/15/01                                           500          509
  USA Waste Services, CV to 35.3243 Shares 5.000%,
    03/01/06                                                   355          490
  WMX Technologies, CV to 26.078 shares 2.000%,
    01/24/05                                                 1,000          921
                                                                       --------
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
Total Convertible Bonds
  (Cost $3,864)                                                        $  4,035
                                                                       --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (1.2%)
    FHLMC
    8.000%, 06/01/02                                       $   574          589
    7.500%, 09/01/03                                         1,308        1,326
                                                                       --------
Total U.S. Agency Mortgage-Backed Obligations
  (Cost $1,916)                                                           1,915
                                                                       --------
U.S. TREASURY OBLIGATIONS (10.6%)
  U.S. Treasury Bonds
    7.500%, 11/15/16                                         3,000        3,163
    8.125%, 08/15/19                                         7,800        8,775
    6.625%, 02/15/27                                         3,450        3,324
  U.S. Treasury Notes
    6.750%, 04/30/00                                         2,000        2,020
                                                                       --------
Total U.S. Treasury Obligations
  (Cost $17,245)                                                         17,282
                                                                       --------
REPURCHASE AGREEMENT (8.9%)
  Merrill Lynch
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $14,570,241 (collateralized by various GNMA
    obligations, total par value $26,629,425,
    7.000%-13.250%, 04/20/00-11/20/22: total market
    value $14,856,427)                                      14,563       14,563
                                                                       --------
Total Repurchase Agreement
  (Cost $14,563)                                                         14,563
                                                                       --------
Total Investments (99.1%)
  (Cost $149,984)                                                       161,891
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)                                  1,546
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

BALANCED FUND

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 12,674,232
    outstanding shares of beneficial interest                          $131,876
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 501,289
    outstanding shares of beneficial interest                             5,143
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 509,658
    outstanding shares of beneficial interest                             5,720
  Undistributed net investment income                                       781
  Accumulated net realized gain on investments                            8,010
  Net unrealized appreciation on investments                             11,907
                                                                       --------
Total Net Assets (100.0%)                                              $163,437
                                                                       --------
                                                                       --------

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  11.94
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  11.99
                                                                       --------
                                                                       --------
Maximum Offering Price Per Share -- Investor Class
  ($11.99  DIVIDED BY 96.25%)                                          $  12.46
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)(2)                                          $  11.90
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

(2) REPRESENTS NAV ON LAST BUSINESS DAY -- MAY 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
EMERGING MARKETS EQUITY FUND

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (84.7%)
ARGENTINA (6.9%)
  Banco Frances del Rio de la Plata ADR*                      16,000     $     526
  Capex, Cl A                                                 33,700           324
  Massalin Particulares, Cl B                                 38,800           231
  Metrogas ADR                                                32,204           314
  Quilmes Industrial                                          37,000           430
  Transportadora de Gas del Sur ADR                           33,000           417
  YPF ADR, Cl D                                               16,000           480
                                                                       -----------
    Total Argentina                                                          2,722
                                                                       -----------
BRAZIL (4.3%)
  Makro Atacadista GDR                                        27,500           344
  Souza Cruz                                                  50,000           467
  Telebras ADR                                                 3,230           444
  Votorantim Celelose Papel Receibos*                      1,476,876            40
  Unibanco                                                    12,000           414
                                                                       -----------
    Total Brazil                                                             1,709
                                                                       -----------
CHILE (1.1%)
  Administradora de Fondos de Pensiones Provida
    ADR                                                       21,500           441
                                                                       -----------
COLOMBIA (1.6%)
  Banco de Colombia GDS                                       24,700           152
  Banco Ganadero ADR                                          15,600           476
                                                                       -----------
    Total Colombia                                                             628
                                                                       -----------
CZECH REPUBLIC (0.5%)
  Komercni Banka GDR                                           8,400           204
                                                                       -----------
ECUADOR (0.4%)
  La Cemento Nacional GDR                                        800           158
                                                                       -----------
GREECE (5.3%)
  Greek Telecom                                                7,800           194
  Hellas Can Packaging                                        25,500           467
  Papastratos Cigarettes                                      15,400           316
  Teletypos                                                  130,000           533

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------

  Titan Cement Company                                         5,700     $     568
                                                                       -----------
    Total Greece                                                             2,078
                                                                       -----------
HONG KONG (9.2%)
  China Hong Kong Photo                                    1,086,000           315
  Esprit Asia Holdings                                       616,000           354
  First Pacific                                              142,000           181
  National Mutual Asia                                       358,000           390
  Peregrine Investment Holdings                              137,000           244
  Peregrine Investment Warrants*                               6,600             2
  Road King Infrastructure*                                  400,000           390
  Seoul Horizon Trust                                         17,000           212
  Shenzhen Express*                                          700,000           235
  Sinocan                                                    920,000           365
  South China Morning Post Holdings                          460,000           442
  Wing Hang Bank                                             108,000           514
                                                                       -----------
    Total Hong Kong                                                          3,644
                                                                       -----------
HUNGARY (1.4%)
  Egis*                                                        6,000           353
  Gedeon Richter GDR                                           2,500           207
                                                                       -----------
    Total Hungary                                                              560
                                                                       -----------
INDIA (4.5%)
  Hindalco GDR                                                 6,700           221
  India Cements GDR                                           54,000           124
  Indian Aluminum GDR                                         15,800            58
  Indian Aluminum GDS                                         15,300            57
  Tata Electric GDR                                              210            71
  Videsh Sanchar Nigam GDR                                    60,000         1,236
                                                                       -----------
    Total India                                                              1,767
                                                                       -----------
INDONESIA (8.8%)
  Budi Acid Jaya, F                                          185,000           228
  Citra Marga Nusaphala                                      472,000           471
  Dankos Laboratories, F                                     665,000           561
  Indonesian Satellite ADR                                    13,500           403
  Matahari Putra Prima                                       251,000           447
  Modern Photo Film, F                                       150,000           546

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
INDONESIA--CONTINUED
  Tambang Timah, F                                           281,000     $     451
  Tempo Scan Pacific                                         164,000           351
                                                                       -----------
    Total Indonesia                                                          3,458
                                                                       -----------
ISRAEL (5.8%)
  Blue Square Stores*                                         57,300           587
  ECI Telecommunications                                      22,000           509
  Koor Industries ADR                                         20,300           355
  Nice Systems ADR*                                           18,000           549
  Orbotech*                                                   10,000           279
                                                                       -----------
    Total Israel                                                             2,279
                                                                       -----------
MALAYSIA (3.4%)
  Aluminium of Malaysia                                      231,000           325
  Edaran Otomobil                                             28,000           244
  Petronas Dagangan                                          170,000           403
  Southern Bank Warrants*                                     15,000            10
  UMW Holdings                                                72,000           370
                                                                       -----------
    Total Malaysia                                                           1,352
                                                                       -----------
MEXICO (8.3%)
  Femsa, Cl B                                                106,000           562
  Grupo Carso                                                 66,000           375
  Grupo Continental                                          167,750           418
  Grupo Elektra GDR                                           21,100           401
  Herdez, Cl B                                             1,035,000           458
  Kimberly Clark, Cl A                                        95,500           331
  Nacional de Drogas, Cl L                                   139,000           459
  Telefonos de Mexico ADR                                      6,500           288
                                                                       -----------
    Total Mexico                                                             3,292
                                                                       -----------
PANAMA (1.1%)
  Banco Latinamericano de Exportaciones                        9,000           424
                                                                       -----------
PERU (2.1%)
  Cerveceria Backus & Johnston                               356,240           320
  CPT Telefoncia del Peru                                     15,000           381
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------

  Telefonica del Peru, Cl B                                   50,500     $     125
                                                                       -----------
    Total Peru                                                                 826
                                                                       -----------
PHILIPPINES (3.6%)
  Bacnotan Consolidated                                      135,600           250
  Benpres GDR*                                                65,800           467
  First Philippine Holdings                                  174,375           288
  Philippine Long Distance                                    14,000           414
                                                                       -----------
    Total Philippines                                                        1,419
                                                                       -----------
PORTUGAL (2.5%)
  Banco Totta & Acores                                        21,700           309
  Cimentos de Portugal                                        15,020           330
  Portugal Telecom                                               600            23
  Portugal Telecom ADR                                         8,200           316
                                                                       -----------
    Total Portugal                                                             978
                                                                       -----------
SINGAPORE (2.0%)
  Amtek Engineering                                          180,000           311
  Elec & Eltek International                                  84,000           496
                                                                       -----------
    Total Singapore                                                            807
                                                                       -----------
SOUTH AFRICA (8.6%)
  Amalgated Banks of South Africa                             39,642           245
  Anglo American Coal                                          3,260           216
  Barlow                                                      37,700           399
  De Beers Consolidated Mines ADR                              5,500           194
  Gencor                                                      44,000           193
  Kersaf Investments                                          48,600           381
  Liberty Life Association of Africa                          14,000           392
  Rembrandt Group                                             30,400           306
  Richemont                                                   26,500           360
  Sasol                                                       26,200           321
  Suncrush                                                   181,000           387
                                                                       -----------
    Total South Africa                                                       3,394
                                                                       -----------
SOUTH KOREA (1.5%)
  Pohang Iron & Steel ADR                                     21,000           609
                                                                       -----------

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                                          VALUE
                                                         SHARES           (000)
 --------------------------------------------------------------------------------
THAILAND (1.7%)
  K.R. Precision, F                                           46,500     $     324
  Nation Publishing                                          120,000           344
                                                                       -----------
    Total Thailand                                                             668
                                                                       -----------
TURKEY (0.1%)
  Dogan Holding*                                           2,800,000            60
                                                                       -----------
Total Foreign Common Stocks
  (Cost $31,409)                                                            33,477
                                                                       -----------
FOREIGN PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
  Banco Bradesco                                          42,150,000           336
  Banco Itau SA                                              800,000           411
  Brahma                                                     440,000           319
  Cemig                                                    2,800,000           128
  Centrais Eletricas de Santa Catarina, Cl B                 103,000           124
  Globex Utilidades                                           15,500           235
  Lojas Renner                                             7,800,000           452
  Multibras Eletrodomes*                                     228,400           233
  Votorantim Celulose Papel*                               7,500,000           203
                                                                       -----------
Total Foreign Preferred Stocks
  (Cost $2,386)                                                              2,441
                                                                       -----------

 --------------------------------------------------------------------------------
                                                    FACE AMOUNT (G)
                                                         (000)
 --------------------------------------------------------------------------------
FOREIGN CONVERTIBLE BOND (0.4%)
TURKEY (0.4%)
  Medya Holdings Int'l 10.000%, 06/28/01              $       200              160
                                                                       -----------
Total Foreign Convertible Bond
  (Cost $175)                                                                  160
                                                                       -----------


 --------------------------------------------------------------------------------
                                                      FACE AMOUNT         VALUE
                                                         (000)            (000)
 --------------------------------------------------------------------------------
TIME DEPOSIT (7.6%)
  Cayman Island 5.250%, 06/02/97                      $     3,000        $   3,000
                                                                       -----------
Total Time Deposit
  (Cost $3,000)                                                              3,000
                                                                       -----------
Total Investments (98.9%)
  (Cost $36,970)                                                            39,078
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                       417
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    3,660,064 outstanding shares of beneficial
    interest                                                                37,181
  Undistributed net investment income                                          144
  Accumulated net realized gain on investments and
    foreign currency transactions                                               62
  Net unrealized appreciation on investments                                 2,108
                                                                       -----------
Total Net Assets (100.0%)                                                $  39,495
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $   10.79
                                                                       -----------
                                                                       -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX FUND

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
U.S. AND FOREIGN COMMON STOCKS (95.4%)
AUSTRALIA (2.7%)
  Amcor                                                     13,361     $    88
  Broken Hill Proprietary                                   20,656         297
  Coles Myer                                                30,235         141
  CRA                                                        5,542          91
  CSR                                                       27,994         103
  Lend Lease                                                 4,481          89
  Mount Isa Mines Holdings                                  42,910          64
  National Australia Bank                                   13,886         199
  Newscorp                                                  33,881         150
  Pacific Dunlop                                            28,455          79
  Western Mining                                            20,202         131
  Westpac Banking                                           36,880         200
                                                                       -------
    Total Australia                                                      1,632
                                                                       -------
AUSTRIA (1.6%)
  Bank of Austria                                            3,058         197
  Creditanstalt Bankverein                                   3,535         209
  Ea-Generali                                                  343          85
  Oest El Wirtsch, Cl A                                      2,245         161
  OMV                                                        1,715         218
  Wienerberger Baustoff                                        401          82
                                                                       -------
    Total Austria                                                          952
                                                                       -------
BELGIUM (2.1%)
  Bekaert                                                       30          18
  Delhaize Freres                                            1,000          50
  Electrabel                                                 1,000         224
  Fortis                                                     1,000         194
  Generale Banque                                              470         186
  Groupe Bruxelles Lambert                                     700         112
  Kredietbank                                                  290         119
  Petrofina                                                    500         176
  Royale Belge                                                 175          50
  Solvay, Cl A                                                 125          75
  Union Minere*                                                680          55
                                                                       -------
    Total Belgium                                                        1,259
                                                                       -------

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

DENMARK (1.6%)
  Carlsberg, Cl B                                            1,427     $    84
  D/S 1912, Cl B                                                 6         209
  D/S Svendborg, Cl B                                            4         200
  Danisco                                                    2,210         131
  Novo Nordisk, Cl B                                         1,670         179
  Sophus Berendsen, Cl B                                       251          38
  Tele Danmark, Cl B                                         2,208         109
                                                                       -------
    Total Denmark                                                          950
                                                                       -------
FINLAND (0.8%)
  Merita*                                                   25,000          85
  Nokia, Cl K                                                2,300         150
  Outokumpu Oy Akt, Cl A                                     3,100          61
  Rauma                                                        303           7
  UPM-Kymmene                                                8,500         195
                                                                       -------
    Total Finland                                                          498
                                                                       -------
FRANCE (11.4%)
  Accor                                                        847         117
  Air Liquide                                                1,886         289
  Alcatel Alsthom                                            2,238         242
  Axa                                                        4,748         284
  Banque National Paris, Cl A                                3,350         137
  Bouygues                                                     950          82
  Carrefour                                                    603         396
  Cie Bancaire                                                 710          78
  Cie de Saint Gobain                                        2,265         312
  Cie Financiara Paribas                                       958          62
  Cie Generale des Eaux                                      2,045         251
  Cie Generale des Eaux Warrants*                            2,045           1
  Compagnie de Suez                                          2,963         151
  Elf Aquitaine                                              4,282         428
  Elf Sanofi                                                 2,573         223
  Eridania Beghin-Say                                        1,209         169
  Groupe Danone                                              1,764         265
  Havas                                                      1,300          87
  L'Oreal                                                    1,084         393
  Lafarge Coppee                                             2,218         142

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
FRANCE--CONTINUED
  Legrand                                                      950     $   153
  Louis Vuitton-Moet Hennessy                                1,881         455
  Lyonnaise des Eaux Dumez                                   1,650         162
  Michelin, Cl B                                             2,844         155
  Pernod-Ricard                                              2,179         104
  Peugeot                                                    1,790         177
  Pinault-Printemps Redoute                                    400         168
  Promodes                                                     478         162
  Rhone-Poulenc, Cl A                                        8,500         275
  Schneider                                                  3,877         186
  Societe Generale                                           2,280         253
  Total Compaigne, Cl B                                      4,470         408
  Unibail                                                      400          39
                                                                       -------
    Total France                                                         6,806
                                                                       -------
GERMANY (19.2%)
  Aachener & Munchener Bete                                    166         154
  Allianz                                                    5,080       1,085
  BASF                                                      15,100         561
  Bayer                                                     21,960         857
  Bayerische Hypotheken und Wechselbank                      9,900         316
  Bayerische Vereinsbank                                     2,360          98
  Biersdorf                                                  3,340         179
  Colonia Konzern                                              310          31
  Daimler-Benz                                              13,630       1,053
  Degussa                                                    2,490         121
  Deutsche Bank                                             14,620         811
  Dresdner Bank Frankfurt                                   10,600         372
  Heidelberger Zement                                        2,490         235
  Hochtief                                                     260          11
  Karstadt                                                     625         219
  Linde                                                        391         271
  Lufthansa                                                 14,580         232
  Man Muenchen                                                  31           9
  Mannesmann                                                   853         349
  Metro AG                                                   3,063         333
  Munchener Ruckvers                                           256         656
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Preussag                                                      11     $     3
  RWE                                                        6,340         273
  SAP                                                        1,900         339
  Schering                                                   1,810         182
  Siemens                                                   14,340         811
  Thyssen                                                    1,301         294
  Veba                                                      12,660         720
  Viag                                                         683         310
  Volkswagen                                                   961         624
                                                                       -------
    Total Germany                                                       11,509
                                                                       -------
HONG KONG (1.9%)
  Cathay Pacific Airways                                     9,000          14
  Cheung Kong Holdings                                      13,000         133
  China Light & Power                                       15,000          75
  Hang Seng Bank                                            10,200         122
  Hong Kong Telecommunications                              50,000         111
  HSBC Holdings                                             13,068         396
  Hutchison Whampoa                                         14,800         123
  Sun Hung Kai Properties                                    6,600          81
  Swire Pacific, Cl A                                        9,000          75
                                                                       -------
    Total Hong Kong                                                      1,130
                                                                       -------
ITALY (9.0%)
  Assicurazioni Generali                                    42,670         731
  Banca Commerciale Italiana                                33,500          66
  Benetton Group                                             9,448         132
  Credito Italiano                                          23,000          34
  Edison                                                    42,500         201
  ENI                                                       76,000         379
  Fiat                                                     139,000         456
  Fiat Non-Convertible                                      42,000          74
  Istituto Bancario san Paolo di Torino                     42,091         265
  Istituto Nazionale                                       323,919         447
  Italgas                                                    5,000          15
  Mediobanca                                                30,950         176
  Montedison*                                              134,680          82
  Olivetti*                                                142,500          41

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
ITALY--CONTINUED
  Parmalat Finanziaria                                     102,800     $   147
  Pirelli                                                  120,000         261
  RAS                                                       10,135          77
  Sirti                                                     19,500         112
  Telecom Italia                                           265,000         730
  Telecom Italia di Risp                                    63,000         138
  Telecom Italia Mobile                                    195,802         575
  Telecom Italia Mobile di Risp                            154,164         269
                                                                       -------
    Total Italy                                                          5,408
                                                                       -------
JAPAN (23.5%)
  Ajinomoto                                                 15,000         151
  Asahi Bank                                                20,000         131
  Asahi Chemical Industries                                 15,000          83
  Asahi Glass                                               12,000         116
  Bank of Tokyo-Mitsubushi                                  24,000         416
  Bank of Yokohama                                          11,000          55
  Bridgestone                                                9,000         203
  Chiba Bank                                                12,000          62
  Chiyoda                                                    5,000          24
  Citizen Watch                                             11,000          83
  Cosmo Oil                                                 12,000          55
  Dai Nippon Printing                                       12,000         240
  Daiei*                                                    11,000          72
  Daiwa Kosho Lease                                          5,000          38
  Daiwa Securities                                          18,000         132
  Ebara                                                      8,000         116
  Fanuc                                                        900          32
  Fuji Bank                                                 24,000         309
  Fuji Photo Film                                            5,000         194
  Fujitsu                                                   18,000         220
  Furukawa Electric                                         15,000          89
  Hankyu                                                     2,000          10
  Hitachi                                                   32,000         341
  Honda Motor                                                5,000         147
  Industrial Bank of Japan                                  20,000         241
  Ito Ham Foods                                              1,000           6
  Ito Yokado                                                 4,000         228
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Itochu                                                    31,000     $   158
  Japan Air Lines*                                          16,000          68
  Japan Energy                                              11,000          28
  Joyo Bank                                                 14,300          70
  Jusco                                                      3,000         101
  Kansai Electric Power                                      9,800         184
  Kao                                                        7,000          95
  Kawasaki Steel                                            19,000          56
  Kinki Nippon Railway                                      26,000         156
  Kirin Brewery                                             15,000         148
  Komatsu                                                   13,000          98
  Kubota                                                    23,000         106
  Kyocera                                                    3,000         216
  Marui                                                      4,000          75
  Matsushita Electric                                       18,000         339
  Mitsubishi                                                21,000         247
  Mitsubishi Chemical                                       16,000          49
  Mitsubishi Electric                                       23,000         130
  Mitsubishi Estate                                          5,000          68
  Mitsubishi Heavy Industries                               43,000         310
  Mitsubishi Materials                                      35,000         136
  Mitsubishi Trust & Banking                                13,000         186
  Mitsui                                                    17,000         150
  Mitsui Trust & Banking                                    13,000          98
  Mitsukoshi                                                 7,000          49
  Murata Manufacturing                                       1,000          40
  NEC                                                       15,000         209
  New Oji Paper                                              9,000          52
  Nichido Fire & Marine Insurance                           15,000          91
  Nippon Express                                             5,000          39
  Nippon Oil                                                16,000          81
  Nippon Paper Industries*                                   1,000           5
  Nippon Sharyo                                              5,000          32
  Nippon Steel                                              39,000         114
  Nippon Yusen                                              27,000         111
  Nippondenso                                                7,000         175
  Nissan Motor                                              32,000         212
  NKK                                                       24,000          47
  Nomura Securities                                         19,000         225

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
JAPAN--CONTINUED
  Obayashi                                                  13,000     $    80
  Odakyu Electric Railway                                   24,000         133
  Olympus Optical                                            8,000          68
  Osaka Gas                                                 44,000         116
  Sakura Bank                                               25,000         150
  Sankyo                                                     7,000         222
  Sanyo Electric                                             4,000          17
  Sega Enterprises                                           1,600          54
  Sekisui Chemical                                           7,000          73
  Sekisui House                                              7,000          69
  Sharp                                                     10,000         129
  Shimizu                                                    3,000          18
  Shin-Etsu Chemical                                         7,000         176
  Shizuoka Bank                                              9,000          87
  Skylark                                                    3,000          50
  Sony                                                       3,500         295
  Sumitomo Bank                                             28,000         387
  Sumitomo Chemical                                         20,000          83
  Sumitomo Metal                                            26,000          66
  Taisei                                                    35,000         150
  Takeda Chemical                                           15,000         380
  Tobu Railway                                              15,000          67
  Tohoku Electric Power                                      5,300          91
  Tokai Bank                                                20,000         165
  Tokio Marine & Fire Insurance                             34,000         400
  Tokyo Electric Power                                      15,900         303
  Tokyo Gas                                                 26,000          66
  Tokyu                                                     10,000          57
  Toppan Printing                                           11,000         151
  Toray                                                     24,000         163
  Tostem                                                     3,000          80
  Toto                                                       7,700          87
  Toyo Seikan Kaisha                                         3,300          63
  Toyoda Automatic Loom                                      4,000          87
  Toyota Motor                                              31,000         889
  Yamaichi Securities                                       15,000          43
  Yamanouchi Pharmaceutical                                  1,000          25
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Yasuda Trust & Banking                                     5,000     $    15
                                                                       -------
    Total Japan                                                         14,103
                                                                       -------
NETHERLANDS (3.1%)
  ABN-Amro Holdings                                         10,668         197
  Akzo Nobel                                                   470          63
  ING Groep                                                  5,816         257
  Koninklijke                                                3,789         132
  Koninklijke Nederlanden Papierfabriek                        960          20
  Philips Electronics                                        2,550         139
  Royal Dutch Petroleum                                      3,580         691
  Unilever                                                   1,065         205
  Wolters Kluwer                                             1,479         178
                                                                       -------
    Total Netherlands                                                    1,882
                                                                       -------
NORWAY (1.2%)
  Bergesen, Cl A                                             4,150          96
  Hafslund Nycomed, Cl B                                     5,900          33
  Kvaerner                                                   2,000         115
  Norsk Hydro                                                7,825         391
  Nycomed Asa, Cl B                                          2,300          31
  Uni Storebrand*                                            9,987          66
                                                                       -------
    Total Norway                                                           732
                                                                       -------

INTERNATIONAL EQUITY INDEX FUND

SPAIN (4.7%)
  Argentaria Bancaria de Espana                              2,916         145
  Autopistas CESA                                            6,347          78
  Banco Bilbao Vizcaya                                       4,571         324
  Banco Central Hispano                                      4,255         137
  Banco de Santander                                         3,510         299
  Dragados Construccion                                      2,565          50
  Empresa Nacional de Electricidad                           5,473         418
  Fomento de Construcciones Contratas                          598          67
  Gas Natural                                                  828         158
  Iberdola                                                  16,206         199
  Mapfre                                                     1,018          55
  Repsol                                                     6,279         263
  Telefonica de Espana                                      19,933         575

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------
SPAIN--CONTINUED
  Union Electrica Fenosa                                     7,629     $    68
                                                                       -------
    Total Spain                                                          2,836
                                                                       -------
SWEDEN (2.0%)
  Asea, Cl A                                                12,000         162
  Astra, Cl A                                               14,666         237
  Diligentia*                                                1,350          15
  Electrolux, Cl B                                           1,100          66
  Ericsson, Cl B                                             8,100         284
  Granges*                                                     550           7
  Skandinaviska Enskilda Banken                              7,700          79
  Skanska Rights*                                            1,800          --
  Skanska, Cl B                                              1,800          72
  Stora Kopparbergs Bergslags, Cl A                          5,000          74
  Svenska Cellulosa, Cl B                                    4,000          84
  Swedish Match                                              4,500          15
  Volvo, Cl B                                                3,950         109
                                                                       -------
    Total Sweden                                                         1,204
                                                                       -------
SWITZERLAND (2.3%)
  Nestle                                                       222         276
  Novartis                                                     244         331
  Roche Holdings, Bearer                                         7          92
  Roche Holdings, Genusshein                                    34         302
  Schweizerische Bankgesellschaft                              170         186
  Swiss Bank*                                                  875         210
                                                                       -------
    Total Switzerland                                                    1,397
                                                                       -------
UNITED KINGDOM (8.2%)
  Abbey National                                             8,291         119
  Barclays Bank                                             14,416         280
  Bass                                                       9,466         123
  BAT Industries                                            22,460         201
  BG                                                        20,778          69
  Blue Circle Industries                                    12,797          88
  British Petroleum                                         41,753         495
  British Telecommunications                                20,475         148
  BTR                                                       43,929         143
  Cable & Wireless                                          22,390         183
------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
------------------------------------------------------------------------------

  Centrica*                                                 20,778     $    22
  Energy Group*                                              9,677          87
  General Electric                                          21,236         121
  Glaxo Wellcome                                            19,999         399
  Grand Metropolitan                                        23,365         217
  Great Universal Stores                                     7,352          78
  Guinness                                                  18,085         168
  Hanson                                                    12,096          62
  HSBC Holdings                                              7,895         245
  Imperial Chemical                                         11,454         152
  Marks & Spencer                                           40,514         337
  National Power                                             9,177          83
  Reuters                                                   13,125         147
  RMC Group                                                  2,799          42
  RTZ                                                       13,785         236
  Sainsbury, J.                                             11,344          65
  Smithkline Beecham                                        20,334         350
  Unilever                                                   6,230         167
  Vodafone Group                                            22,646         100
                                                                       -------
    Total United Kingdom                                                 4,927
                                                                       -------
UNITED STATES (0.1%)
  Millennium Chemicals*                                      1,382          27
                                                                       -------
    Total U.S. and Foreign Common Stocks (Cost $48,937)
                                                                        57,252
                                                                       -------
FOREIGN PREFERRED STOCKS (1.3%)
FINLAND (0.3%)
  Nokia, Cl A                                                2,400         157
                                                                       -------
GERMANY (0.9%)
  RWE                                                        3,730         131
  SAP                                                        1,380         251
  Volkswagen                                                   297         146
                                                                       -------
    Total Germany                                                          528
                                                                       -------
ITALY (0.1%)
  Fiat                                                      42,800          72
                                                                       -------
Total Foreign Preferred Stocks (Cost $571)                                 757
                                                                       -------

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
Total Investments (96.7%)
  (Cost $49,508)                                                       $58,009
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (3.3%)                                 1,999
                                                                       -------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,717,839
    outstanding shares of beneficial interest                           43,186
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 496,770
    outstanding shares of beneficial interest                            4,962
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 80,102
    outstanding shares of beneficial interest                              829
  Undistributed net investment income                                      220
  Accumulated net realized gain on investments and
    foreign currency transactions                                        2,335
------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

  Net unrealized appreciation on investments                           $ 8,501
  Net unrealized depreciation on foreign currency and
    translation of other assets and liabilities in
    foreign currency                                                       (25)
                                                                       -------
Total Net Assets (100.0%)                                              $60,008
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 11.34
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 11.26
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Shares
  ($11.26  DIVIDED BY 96.25%)                                          $ 11.70
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 11.24
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
INTERNATIONAL EQUITY FUND

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (97.3%)
ARGENTINA (0.9%)
  YPF ADR, Cl D                                               160,000    $    4,800
                                                                        -----------
AUSTRALIA (2.0%)
  Australia & New Zealand Bank Group                          350,000         2,396
  Faulding (F.H.) &Co.                                        405,124         2,412
  QBE Insurance                                               922,000         5,486
                                                                        -----------
    Total Australia                                                          10,294
                                                                        -----------
BRAZIL (2.8%)
  Souza Cruz                                                  838,000         7,827
  Telecom Brasileiras ADR                                      47,800         6,567
                                                                        -----------
    Total Brazil                                                             14,394
                                                                        -----------
CANADA (3.3%)
  Bank of Montreal                                             71,991         2,744
  Bombardier, Cl B                                            201,000         4,220
  CAE                                                         436,729         3,431
  Royal Bank of Canada                                         57,000         2,468
  Suncor                                                      158,000         3,918
                                                                        -----------
    Total Canada                                                             16,781
                                                                        -----------
DENMARK (0.9%)
  Sophus Berendsen, Cl B                                       29,550         4,471
                                                                        -----------
FINLAND (4.3%)
  Cultor, Ser 2                                                82,400         4,129
  Finnlines                                                   100,000         2,777
  Metra, Cl B                                                 195,000         5,529
  Nokia ADR, Cl A                                              41,000         2,706
  Rauma                                                        72,200         1,683
  UPM - Kymmene                                               208,000         4,774
                                                                        -----------
    Total Finland                                                            21,598
                                                                        -----------
FRANCE (9.7%)
  Accor                                                        34,000         4,708
  Christian Dior                                               30,850         4,832
  Cie Generale d'Industrie et de Participations                23,000         6,524

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  Credit Local de France                                       55,000    $    5,131
  Lafarge Coppee                                               38,000         2,427
  Lagardere Groupe                                            158,000         4,643
  SGS-Thomson Microelectronics ADR*                            66,000         5,511
  Technip                                                     153,113        15,714
                                                                        -----------
    Total France                                                             49,490
                                                                        -----------
GERMANY (3.3%)
  Siemens                                                      48,000         2,713
  Veba                                                         79,600         4,525
  Volkswagen                                                   14,300         9,288
                                                                        -----------
    Total Germany                                                            16,526
                                                                        -----------
GREECE (2.0%)
  Greek Telecom                                               411,840        10,253
                                                                        -----------
HONG KONG (1.2%)
  HSBC Holdings                                               192,645         5,843
                                                                        -----------
HUNGARY (0.6%)
  Gedeon Richter                                               32,000         2,656
  Gedeon Richter GDR                                            3,000           249
                                                                        -----------
    Total Hungary                                                             2,905
                                                                        -----------
INDONESIA (0.5%)
  Modern Photo Film, F                                        736,500         2,681
                                                                        -----------
ISRAEL (2.1%)
  ECI Telecommunications                                      319,000         7,377
  Technomatrix Technologies                                   105,500         3,244
                                                                        -----------
    Total Israel                                                             10,621
                                                                        -----------
ITALY (3.1%)
  Banca Popolare di Milano                                    500,000         2,686
  ENI                                                         933,000         4,655
  Istituto Bancario san Paolo di Torino                       450,002         2,831
  Saipem                                                    1,057,000         5,376
                                                                        -----------
    Total Italy                                                              15,548
                                                                        -----------

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
JAPAN (8.8%)
  Canon                                                       215,000    $    5,448
  FCC                                                          97,000         2,516
  Fuji Photo Film                                             139,000         5,385
  Honda Motor                                                 282,000         8,285
  Sony                                                         99,400         8,377
  TDK                                                          69,000         5,299
  Terumo                                                      546,000         9,615
                                                                        -----------
    Total Japan                                                              44,925
                                                                        -----------
MALAYSIA (0.9%)
  UMW Holdings                                                844,000         4,334
                                                                        -----------
MEXICO (2.5%)
  Fomento Econo Mexicana, Cl B                              1,676,000         8,906
  Panamerican Beverage, Cl A                                  130,200         3,776
                                                                        -----------
    Total Mexico                                                             12,682
                                                                        -----------
NETHERLANDS (5.5%)
  Akzo Nobel                                                   53,000         7,051
  Hollandsche Beton Groep                                      28,658         6,590
  ING Groep                                                   327,938        14,486
                                                                        -----------
    Total Netherlands                                                        28,127
                                                                        -----------
NEW ZEALAND (1.0%)
  Fletcher Challenge Building Division                      1,831,500         5,114
                                                                        -----------
PANAMA (1.4%)
  Banco Latinamericano de Exportaciones                       150,400         7,088
                                                                        -----------
PERU (1.1%)
  CPT Telefoncia del Peru                                     109,000         2,766
  Credicorp                                                   124,449         2,816
                                                                        -----------
    Total Peru                                                                5,582
                                                                        -----------
PHILIPPINES (1.1%)
  Benpres GDR*                                                775,961         5,509
                                                                        -----------
PORTUGAL (1.5%)
  Banco Espirito Santo                                        120,400         2,493
 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------

  Portugal Telecom ADR                                        134,300    $    5,171
                                                                        -----------
    Total Portugal                                                            7,664
                                                                        -----------
SINGAPORE (0.7%)
  Elec & Eltek International                                  599,000         3,534
                                                                        -----------
SOUTH AFRICA (5.0%)
  Barlow                                                      442,000         4,676
  De Beers Consolidated Mines ADR                              70,200         2,475
  First National Bank                                         373,000         2,911
  Gencor                                                    1,048,000         4,599
  Liberty Life Association of Africa                           50,000         1,399
  Rembrandt Group                                             446,000         4,494
  Sasol                                                       385,000         4,720
                                                                        -----------
    Total South Africa                                                       25,274
                                                                        -----------
SOUTH KOREA (3.4%)
  Pohang Iron & Steel                                         107,531         9,209
  Samsung Electronics                                          29,590         2,897
  Samsung Electronics Rights*                                     490            11
  Sindo Ricoh                                                  91,400         5,282
                                                                        -----------
    Total South Korea                                                        17,399
                                                                        -----------
SPAIN (3.4%)
  Corporacion Financiera Alba                                  49,000         5,391
  Telefonica de Espana                                        414,000        11,946
                                                                        -----------
    Total Spain                                                              17,337
                                                                        -----------
SWEDEN (3.1%)
  Castellum AB*                                               130,000           906
  Ericsson, Cl B                                              168,100         5,899
  Skandia Forsakrings                                         250,000         8,822
                                                                        -----------
    Total Sweden                                                             15,627
                                                                        -----------
SWITZERLAND (6.7%)
  Asea Brown Boveri                                             4,215         5,785
  Nestle                                                        9,000        11,194
  Novartis, Registered                                         12,640        17,151
                                                                        -----------
    Total Switzerland                                                        34,130
                                                                        -----------

 --------------------------------------------------------------------------------
                                                                           VALUE
                                                            SHARES         (000)
 --------------------------------------------------------------------------------
UNITED KINGDOM (14.5%)
  Avis Europe*                                              2,500,000    $    5,356
  Bank of Ireland                                             769,715         8,327
  Bass                                                        400,000         5,187
  BOC Group                                                   163,000         2,735
  Granada Group                                               315,000         4,464
  Halma                                                     1,196,000         3,442
  London Forfaiting                                         1,763,200        11,577
  Morgan Crucible                                             717,432         5,344
  Powerscreen                                                 513,100         5,232
  Railtrack Group*                                            462,000         4,835
  Reckit & Colman                                             554,000         7,791
  Smithkline Beecham                                          306,484         5,270
  Vodafone Group                                              980,000         4,343
                                                                        -----------
    Total United Kingdom                                                     73,903
                                                                        -----------
Total Foreign Common Stocks
  (Cost $429,604)                                                           494,434
                                                                        -----------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
 --------------------------------------------------------------------------------
TIME DEPOSIT (2.8%)
  Cayman Island
    5.250%, 06/02/97                                      $    14,500        14,500
                                                                        -----------
Total Time Deposit
  (Cost $14,500)                                                             14,500
                                                                        -----------
Total Investments (100.1%)
  (Cost $444,104)                                                           508,934
                                                                        -----------
  OTHER ASSETS AND LIABILITIES, NET (-0.1%)                                    (560)
                                                                        -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 35,898,515
    outstanding shares of beneficial interest                               399,733
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 786,012
    outstanding shares of beneficial interest                                 9,162
 --------------------------------------------------------------------------------
                                                                           VALUE
                                                                           (000)
 --------------------------------------------------------------------------------
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 621,903
    outstanding shares of beneficial interest                            $    7,607
  Undistributed net investment income                                           834
  Accumulated net realized gain on investments and
    foreign currency transactions                                            26,202
  Net unrealized appreciation on investments                                 64,830
  Net unrealized appreciation on foreign currency and
    translation of other assets and liabilities in
    foreign currency                                                              6
                                                                        -----------
Total Net Assets (100.0%)                                                $  508,374
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                  $    13.63
                                                                        -----------
                                                                        -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                        $    13.58
                                                                        -----------
                                                                        -----------
Maximum Offering Price Per Share -- Investor Shares
  ($13.58  DIVIDED BY 96.25%)                                            $    14.11
                                                                        -----------
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                               $    13.47
                                                                        -----------
                                                                        -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SUNBELT EQUITY FUND

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------
COMMON STOCKS (94.3%)
BASIC MATERIALS (1.2%)
  Blount International                                     100,649     $  4,152
  Citation*                                                 65,268          971
                                                                       --------
    Total Basic Materials                                                 5,123
                                                                       --------
CAPITAL GOODS (9.2%)
  Agco                                                     145,197        4,628
  American Buildings*                                      156,275        4,415
  American Homestar*                                       156,914        3,138
  Browning Ferris Industries                                60,659        1,987
  Greenfield Industries                                    143,198        3,723
  Intermet                                                 301,822        4,226
  Maverick Tube*                                           126,699        3,833
  Palm Harbor Homes*                                       126,814        3,583
  Roper Industries                                          41,105        2,019
  Tracor*                                                   79,461        2,016
  Watsco                                                   164,769        4,778
                                                                       --------
    Total Capital Goods                                                  38,346
                                                                       --------
COMMUNICATION SERVICES (2.3%)
  Premiere Technologies*                                   162,964        4,380
  U.S. Long Distance*                                      335,286        5,197
                                                                       --------
    Total Communication Services                                          9,577
                                                                       --------
CONSUMER CYCLICALS (19.1%)
  Barnett*                                                 251,979        5,607
  Books-A-Million*                                         364,468        1,868
  Central Parking                                           86,890        2,715
  Claire's Stores                                          190,753        3,672
  Dollar General                                           236,344        7,947
  Family Dollar Stores                                     159,553        4,108
  Heilig-Meyers                                            413,167        6,817
  Home Depot                                                64,703        4,076
  Miller Industries*                                       524,807        8,594
  O'Charleys*                                              109,669        1,563
  Pier 1 Imports                                            79,777        1,785
  Play By Play Toys & Novelties*                            90,204        1,409
  Promus Hotel*                                            199,826        7,219
  Rare Hospitality International*                          221,310        3,486

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------

  Richfood Holdings                                        275,860     $  6,379
  Stein Mart*                                              198,738        6,012
  Tractor Supply*                                          169,673        3,478
  Suburban Lodges of America*                              119,666        2,513
                                                                       --------
    Total Consumer Cyclicals                                             79,248
                                                                       --------
CONSUMER STAPLES (1.9%)
  Flowers Industries                                       179,497        3,164
  Tyson Foods                                              224,809        4,609
                                                                       --------
    Total Consumer Staples                                                7,773
                                                                       --------
ENERGY (21.7%)
  Anadarko Petroleum                                        74,294        4,681
  BJ Services*                                              86,013        4,752
  Baker Hughes                                             110,638        4,149
  Cairn Energy USA*                                         70,547          833
  Diamond Offshore Drilling*                               122,095        8,684
  Ensco International*                                     109,330        5,453
  Global Industries*                                       264,743        5,824
  Global Marine*                                           289,298        6,509
  Nuevo Energy*                                            218,321        9,524
  Oceaneering International*                               104,407        1,775
  Offshore Logistics*                                      167,668        3,039
  Pride Petroleum Service*                                 365,188        8,125
  Production Operators                                      80,518        5,385
  St Mary Land & Exploration                                79,777        2,533
  Stone Energy*                                            288,296        8,072
  Tidewater                                                126,926        5,347
  Transocean Offshore                                       45,716        3,154
  World Fuel Services                                      104,839        2,110
                                                                       --------
    Total Energy                                                         89,949
                                                                       --------
FINANCIALS (6.9%)
  AmSouth Bancorp                                           60,660        2,373
  BB&T                                                      21,029          841
  CCB Financial                                             52,650        3,699
  Central Fidelity Banks                                    28,307          828
  Cullen/Frost Bankers                                      22,646          892
  Equity Inns REIT                                         222,416        2,919
  Fairfield Communities*                                   131,638        4,393

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------
FINANCIALS--CONTINUED
  First Enterprise Financial Group*                        161,692     $    950
  First Virginia Banks                                      16,176          906
  Regions Financial                                         13,749          822
  Texas Regional Bancshares, Cl A                           44,300        1,384
  Triad Guaranty*                                          122,286        4,249
  Union Planters                                            62,171        2,938
  Winston Hotels REIT                                      117,435        1,541
                                                                       --------
    Total Financials                                                     28,735
                                                                       --------
HEALTH CARE (9.7%)
  Beverly Enterprises*                                     487,197        6,882
  Compdent*                                                186,165        3,374
  Gulf South Medical Supply*                               271,411        5,360
  Healthsouth*                                             151,776        3,472
  Owens & Minor Holding                                    197,426        2,493
  Phycor*                                                  255,733        7,320
  Quorum Health Group*                                     241,231        8,534
  Serologicals*                                            139,340        2,665
                                                                       --------
    Total Health Care                                                    40,100
                                                                       --------
SERVICE INDUSTRIES (5.5%)
  Billing Information Concepts*                             40,440        1,173
  Education Medical*                                       159,694        1,437
  Norrell                                                  240,634        7,760
  Nova*                                                    198,384        3,596
  PMT Services*                                            343,137        5,490
  Staffmark*                                               183,054        3,432
                                                                       --------
    Total Service Industries                                             22,888
                                                                       --------
TECHNOLOGY (12.5%)
  Acxiom*                                                  165,803        2,819
  BDM International*                                       191,467        4,978
  Benchmark Electronics*                                   136,047        4,779
  Cybex Computer Products*                                  79,847        1,452
  Harbinger*                                               155,395        4,817
  Input/Output*                                            250,551        4,447
-------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES       (000)
-------------------------------------------------------------------------------

  National Data                                            133,001     $  5,835
  Nichols Research*                                        252,683        4,927
  SCB Computer Technology*                                 342,063        7,867
  SCI Systems*                                               5,905          384
  Sterling Commerce*                                       240,417        7,994
  Wandel & Goltermann Technologies*                        135,258        1,691
                                                                       --------
    Total Technology                                                     51,990
                                                                       --------
TRANSPORTATION (4.3%)
  American Freightways*                                    388,181        5,338
  Hunt J B Transportation Services                         538,819        8,217
  MTL*                                                      85,327        1,963
  USA Truck*                                               228,340        2,169
                                                                       --------
    Total Transportation                                                 17,687
                                                                       --------
Total Common Stocks (Cost $310,998)                                     391,416
                                                                       --------
-------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS (3.4%)
  Career Horizons,
    CV to 88.1340 Shares
    7.000%, 11/01/02                                       $ 2,507        5,534
  Pride Petroleum Services,
    CV to 81.6327 Shares
    6.250%, 02/15/06                                           792        1,465
  SCI Finance LLC,
    CV to 1.6617 Shares                                         37        4,247
  Sci Systems,
    CV to 20.5128 Shares
    5.000%, 05/01/06                                         2,059        3,009
                                                                       --------
Total Convertible Bonds
  (Cost $13,110)                                                         14,255
                                                                       --------

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $3,328,353 (collateralized by U.S. Treasury
    Note, par value $3,373,000, 5.125%, 12/31/98: total
    market value $3,393,654)                               $ 3,327     $  3,327
                                                                       --------
Total Repurchase Agreement
  (Cost $3,327)                                                           3,327
                                                                       --------
Total Investments (98.5%)
  (Cost $327,435)                                                       408,998
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)                                  6,157
                                                                       --------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 28,714,327
    outstanding shares of beneficial interest                           292,778
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 2,151,656
    outstanding shares of beneficial interest                            21,236
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 437,822
    outstanding shares of beneficial interest                             5,505
-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

  Undistributed net investment income                                  $     39
  Accumulated net realized gain on investments                           14,034
  Net unrealized appreciation on investments                             81,563
                                                                       --------
Total Net Assets (100.0%)                                              $415,155
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  13.28
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  13.06
                                                                       --------
                                                                       --------
Maximum Offering Price Per
  Share -- Investor Class
  ($13.06  DIVIDED BY 96.25%)                                          $  13.57
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)(2)                                          $  13.00
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
  DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
  FINANCIAL STATEMENTS.

(2) REPRESENTS NAV ON LAST BUSINESS DAY -- MAY 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

INVESTMENT GRADE TAX-EXEMPT BOND FUND

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS (102.3%)
ARIZONA (1.7%)
  Northern Arizona University Revenue, RB,
    Callable 06/01/02 @ 101 (FGIC)
    6.300%, 06/01/05                                $     2,770    $    2,948
                                                                 ------------
CALIFORNIA (4.2%)
  Los Angeles, California Participation Note, COP,
    Pre-Refunded 06/01/99 @ 102 (F)
    7.000%, 06/01/09                                      3,765         4,039
  Northern California, Power Agency, RB (AMBAC)
    5.850%, 07/01/10                                      1,295         1,384
  State University, California Public Works, RB,
    Pre-Refunded 10/01/02 @ 102 (F)
    6.700%, 10/01/17                                      1,800         2,012
                                                                 ------------
    Total California                                                    7,435
                                                                 ------------
FLORIDA (12.2%)
  Hillsborough County, Capital Improvement
    Program, Ser B, RB, Callable 07/01/06
    @ 102 (MBIA)
    5.125%, 07/01/22                                      3,300         3,073
  Okeechobee Correctional Facility, COP (AMBAC)
    5.800%, 03/01/03                                      1,000         1,044
  Orange County, Health Facilities Authority, RB
    (MBIA)
    6.250%, 10/01/13                                      1,000         1,093
  Reedy Creek, Improvement District Utility, Ser
    1991-1, RB, Pre-Refunded 10/01/01 @ 101 (MBIA)
    (F)
    6.500%, 10/01/16                                      2,000         2,169

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  State Board of Education, Capital Outlay, Ser C,
    GO, Pre-Refunded 06/01/02 @ 101 (F)
    6.625%, 06/01/22                                $     1,950    $    2,139
  State Department of Natural Resources,
    Environmental Preservation 2000 Project, Ser
    A, RB, Callable 07/01/01 @ 102 (AMBAC)
    6.750%, 07/01/13                                      2,000         2,164
  Tampa, Allegany Health, RB, Pre-Refunded
    12/01/99 @ 102 (FGIC) (F) 7.375%, 12/01/23            3,500         3,814
  Tampa, Capital Improvement Program, Ser B, RB,
    Callable 10/01/98 @ 100 (E)
    8.375%, 10/01/18                                      1,000         1,051
  Volusia County, Health Facility Authority, Aces
    Pooled Hospital Program, RB, VRDN, (FGIC) (C)
    (D)
    3.900%, 11/01/15                                      2,700         2,700
  Volusia County, Master Lease Program, COP,
    Pre-Refunded 08/01/01 @ 102 (FSA) (F)
    6.625%, 08/01/06                                      2,000         2,190
                                                                 ------------
    Total Florida                                                      21,437
                                                                 ------------
GEORGIA (5.7%)
  Cobb County, School District, GO
    6.000%, 02/01/01                                      5,900         6,194
  Murray County, School District, GO
    4.800%, 04/01/00                                      1,150         1,160
    4.875%, 10/01/00                                      1,200         1,214

--------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
GEORGIA--CONTINUED
  State, GO
    7.250%, 07/01/99                                $     1,305    $    1,381
                                                                 ------------
    Total Georgia                                                       9,949
                                                                 ------------
HAWAII (3.1%)
  State, GO
    5.750%, 01/01/07                                      5,150         5,421
                                                                 ------------
ILLINOIS (3.6%)
  Chicago, Board of Education, GO (AMBAC)
    6.750%, 12/01/09                                      1,000         1,132
  Chicago, State Board of Education, GO (MBIA)
    6.250%, 12/01/09                                      2,745         3,021
  State Health Facilities Authority, Trinity
    Medical Center Project, RB, Callable 07/01/02
    @ 102 (FSA)
    7.000%, 07/01/12                                      2,000         2,189
                                                                 ------------
    Total Illinois                                                      6,342
                                                                 ------------
INDIANA (3.6%)
  Beech Grove, School Building, RB (MBIA)
    6.250%, 07/05/16                                      2,265         2,464
  Health Facilities Financing Authority, Community
    Hospitals of Indiana, RB, Pre-Refunded
    07/01/01 @ 102 (MBIA) (F)
    7.000%, 07/01/21                                      3,500         3,869
                                                                 ------------
    Total Indiana                                                       6,333
                                                                 ------------
MARYLAND (5.1%)
  Baltimore, Metropolitan District, GO, Callable
    07/01/02 @ 102
    5.900%, 07/01/04                                      1,000         1,067
-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  Montgomery County Public Improvement, Ser A, GO
    5.200%, 10/01/00                                $     5,725    $    5,866
  Montgomery County, Ser A, GO
    5.100%, 04/01/99                                      2,000         2,032
                                                                 ------------
    Total Maryland                                                      8,965
                                                                 ------------
MASSACHUSETTS (4.8%)
  Boston, City Hospital Project, RB, Callable
    08/15/00 @ 102 (FHA)
    7.650%, 02/15/10                                      1,275         1,410
  Commonwealth of Massachusetts, GO, VRDN (C) (D)
    4.000%, 12/01/97                                      7,010         7,010
                                                                 ------------
    Total Massachusetts                                                 8,420
                                                                 ------------
NEBRASKA (1.2%)
  Omaha, Public Power & Electric Authority, Ser A,
    RB, Pre-Refunded 02/01/02 @ 101.50 (F)
    6.500%, 02/01/17                                      2,000         2,180
                                                                 ------------
NEW JERSEY (21.1%)
  Economic Development Authority, Water
    Facilities,
    Ser PJ-B, RB, VRDN (AMBAC) (C) (D)
    3.750%, 11/01/25                                      7,000         7,000
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/01 @ 100 (FSA)
    4.900%, 09/01/01                                      3,750         3,793
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/03 @ 100 (FSA)
    5.400%, 09/01/02                                      7,000         7,218
    5.500%, 09/01/03                                     13,000        13,478

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------
NEW JERSEY--CONTINUED
  State, Transportation Anticipation Note, Ser A,
    RB, Callable 03/01/00 @ 100 (FSA)
    4.800%, 09/01/00                                $     5,500    $    5,546
                                                                 ------------
    Total New Jersey                                                   37,035
                                                                 ------------
NEW YORK (20.2%)
  New York, Ser B, GO
    5.600%, 08/15/06                                      1,500         1,513
  New York, Ser J, GO (MBIA)
    6.000%, 02/15/05                                      3,000         3,194
  State, Pre-Refunded 03/01/00 @ 102 (AMBAC) (F)
    7.100%, 03/01/20                                      1,650         1,794
  State Dorm Authority, RB, Callable 07/01/14 @
    100 (FSA)
    5.750%, 07/01/18                                      1,800         1,860
  State Dorm Authority, State University
    Educational Facilities, RB (FGIC)
    5.875%, 05/15/11                                      2,000         2,115
  State Dorm Authority, State University
    Educational Facilities, Ser A, RB,
    Pre-Refunded 05/15/00 @ 102 (F)
    7.700%, 05/15/12                                      5,000         5,539
  State Local Assistance Corporation, Ser A, RB,
    Pre-Refunded 04/01/01 @ 102 (F)
    7.000%, 04/01/16                                      5,000         5,524
  State Urban Development RB, Callable 01/01/03 @
    102 (AMBAC)
    5.625%, 01/01/07                                      2,300         2,391
-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

  State Urban Development, RB, Pre-Refunded
    01/01/01 @ 102 (F)
    7.875%, 01/01/10                                $     3,000    $    3,383
  State Urban Development, Ser A, RB (MBIA)
    6.250%, 04/01/06                                      2,000         2,186
  Triborough, New York, State Bridge & Tunnel
    Authority, Ser S, RB, Pre-Refunded 01/01/01 @
    101.5 (F)
    7.000%, 01/01/11                                      2,000         2,191
  Triborough, New York, State Bridge & Tunnel
    Authority,
    Ser X, RB, Callable 01/01/02 @ 101.50 6.250%,
    01/01/04                                              3,550         3,802
                                                                 ------------
    Total New York                                                     35,492
                                                                 ------------
NORTH CAROLINA (0.8%)
  Johnston County, COP (MBIA)
    4.150%, 09/01/98                                      1,380         1,382
                                                                 ------------
PENNSYLVANIA (0.6%)
  Philadelphia, Water & Waste, RB (MBIA)
    6.250%, 08/01/12                                      1,050         1,150
                                                                 ------------
TENNESSEE (3.7%)
  Shelby County, GO, Pre-Refunded 12/01/00 @ 102
    (F)
    6.250%, 12/01/09                                      2,000         2,149
  State, GO
    5.000%, 05/01/99                                      4,220         4,284
                                                                 ------------
    Total Tennessee                                                     6,433
                                                                 ------------
TEXAS (5.3%)
  El Paso, GO, Callable 08/15/07 @ 100 (FGIC)
    5.000%, 08/15/11                                      1,000           964
    5.000%, 08/15/12                                      1,000           958

--------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

INVESTMENT GRADE TAX-EXEMPT BOND FUND

TEXAS--CONTINUED
  Harris County, Health Facility Development, Ser
    A, RB
    6.000%, 06/01/12                                $     3,990    $    4,234
  Texas Water Development Board State Revolving
    Fund - Senior Lien, RB, Callable 07/15/02 @
    102
    6.000%, 07/15/03                                      2,000         2,133
  University of Texas, RB
    6.300%, 08/15/99                                      1,000         1,041
                                                                 ------------
    Total Texas                                                         9,330
                                                                 ------------
UTAH (1.0%)
  Intermountain Power Agency,
    Ser E, RB (FSA)
    6.250%, 07/01/09                                      1,545         1,699
                                                                 ------------
VIRGINIA (2.9%)
  Fairfax County, Ser C, GO, Callable 05/01/03 @
    102
    5.250%, 05/01/07                                      5,000         5,107
                                                                 ------------
WASHINGTON (0.6%)
  Grant County, Washington School District, GO
    (FGIC)
    6.000%, 12/01/08                                      1,000         1,073
                                                                 ------------

-----------------------------------------------------------------------------
                                                    FACE AMOUNT     VALUE
                                                       (000)        (000)
-----------------------------------------------------------------------------

WISCONSIN (0.9%)
  Milwaukee County, Ser A, GO (MBIA)
    5.250%, 10/01/03                                $     1,550    $    1,593
                                                                 ------------
    Total Municipal Bonds
      (Cost $178,251)                                                 179,724
                                                                 ------------
CASH EQUIVALENTS (9.9%)
  AIM Management Institutional Tax-Free Portfolio
    (C)                                                   8,685         8,685
  SEI Tax Exempt Trust Institutional Tax Free
    Portfolio (C)                                         8,753         8,753
                                                                 ------------
Total Cash Equivalents
  (Cost $17,438)                                                       17,438
                                                                 ------------
Total Investments (112.2%) (Cost $195,689)                            197,162
                                                                 ------------
OTHER ASSETS AND LIABILITIES (-12.2%)
Investment securities purchased payable                               (24,673)
Other assets and liabilities, net                                       3,193
                                                                 ------------
Total Other Assets and Liabilities                                    (21,480)
                                                                 ------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
-----------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    12,396,746 outstanding shares of beneficial
    interest                                                       $  137,067
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on
    2,834,763 outstanding shares of beneficial
    interest                                                           30,459
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on
    416,782 outstanding shares of beneficial
    interest                                                            4,716
  Accumulated net realized gain on investments                          1,967
  Net unrealized appreciation on investments                            1,473
                                                                 ------------
Total Net Assets (100.0%)                                          $  175,682
                                                                 ------------
                                                                 ------------
-----------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                            $    11.22
                                                                 ------------
                                                                 ------------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                  $    11.24
                                                                 ------------
                                                                 ------------
Maximum Offering Price Per Share -- Investor Class
  ($11.24  DIVIDED BY 96.25%)                                      $    11.68
                                                                 ------------
                                                                 ------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                         $    11.23
                                                                 ------------
                                                                 ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A

    POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

FLORIDA TAX-EXEMPT BOND FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (89.0%)
FLORIDA (78.7%)
  Alachua County, State Health Facilities Authority,
    Ser B, RB, VRDN (MBIA) (C) (D)
    3.900%, 12/01/26                                       $2,300      $ 2,300
  Brevard County, School Board, Ser A, COP (AMBAC)
    5.400%, 07/01/12                                        1,500        1,510
  Brevard County, State Health Facilities Authority,
    Holmes Medical Center Project, RB, Callable
    10/01/03 @ 102 (MBIA)
    5.700%, 10/01/08                                        3,000        3,103
  Brevard County, State Health Facilities Authority,
    Wuesthoff Memorial Hospital Project, RB (MBIA)
    6.250%, 04/01/06                                          930        1,018
  Broward County, School District GO, Pre-Refunded
    02/15/99 @ 102 (F)
    7.125%, 02/15/08                                          400          426
  Dade County, Aviation Revenue, Ser A, RB, Callable
    10/01/05 @ 102 (AMBAC)
    6.000%, 10/01/09                                          500          534
  Dade County, School Board, COP (AMBAC)
    5.750%, 08/01/03                                          600          631
  Dade County, School District, GO Pre-Refunded
    07/01/99 @ 102 (F)
    7.200%, 07/01/02                                        2,000        2,151
    7.375%, 07/01/08                                          250          270
  Dade County, Seaport, RB (MBIA)
    6.200%, 10/01/08                                          750          826
    6.200%, 10/01/10                                        1,000        1,094

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Dade County, State Educational Facilities Authority,
    University of Miami, Ser A, RB (MBIA)
    6.000%, 04/01/08                                       $  755      $   814
  Dade County, Water & Sewer System, RB (FGIC)
    6.250%, 10/01/09                                          750          827
    5.250%, 10/01/21                                          825          790
  Deerfield Beach, Water & Sewer Revenue, RB (FGIC)
    6.125%, 10/01/06                                          250          273
  Gainsville, Utilities Systems,
    Ser A, RB
    5.750%, 10/01/04                                        1,300        1,379
    5.750%, 10/01/09                                          500          529
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/08 (FGIC)
    5.650%, 12/01/15                                          460          472
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/09 (FGIC)
    5.750%, 12/01/15                                          410          421
  Hillsborough County, Capital Improvement Program Ser
    B, RB Callable 07/01/06 @ 102 (MBIA)
    5.125%, 07/01/22                                        3,000        2,794
  Hillsborough County, Capital Improvement Revenue, RB
    (FGIC)
    5.900%, 08/01/04                                          300          320
  Hillsborough County, School Board Revenue, COP,
    Callable 07/01/06 @ 100 (MBIA)
    5.875%, 07/01/08                                        1,000        1,060
  Hillsborough County, University Community Hospital,
    RB (MBIA)
    6.500%, 08/15/19                                          145          163

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
  Indian Trace Community, Water Management Split
    Benefit, Ser A-1, RB, Callable 05/01/05 @ 102
    (MBIA)
    5.500%, 05/01/07                                       $  455      $   474
  Jacksonville Excise Taxes, Ser B, RB, AMT, Callable
    10/01/01 @ 101 (FGIC)
    4.900%, 10/01/02                                          590          595
  Jacksonville, Florida Excise Tax, Ser B, RB, AMT,
    Callable 10/01/03 @ 100 (FGIC)
    5.200%, 10/01/04                                        1,500        1,527
  Lakeland, Electric & Water Revenue, RB (FGIC)
    6.500%, 10/01/05                                        1,000        1,113
  Lakeland, Electric & Water Revenue, RB
    6.650%, 10/01/98                                          100          103
  Manatee County, Community Redevelopment
    Administration, Center Project, RB, Callable
    04/01/00 @ 102.00 (MBIA)
    7.000%, 04/01/08                                        1,000        1,076
  North Broward, Hospital District Revenue, RB (MBIA)
    5.950%, 01/01/01                                        1,000        1,044
  Orange County, Health Facilities Authority, RB (MBIA)
    6.250%, 10/01/13                                        1,000        1,093
  Orange County, Public Facilities Revenue, Ser A, RB,
    Callable 10/01/04 @ 102 (AMBAC)
    5.650%, 10/01/07                                          200          210
  Orlando, Community Water & Electric Revenue, RB (ETM)
    9.625%, 10/01/03                                          450          569
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Orlando, Community Water & Electric Revenue, Ser D,
    RB
    6.750%, 10/01/17                                       $  500      $   582
  Palm Beach, Health Facilities Revenue, JFK Medical
    Center Project, RB, Pre-Refunded 12/01/03 @ 102
    (FSA) (F)
    5.750%, 12/01/14                                          165          177
  Pinellas County, Morton Plant Health Systems Project,
    RB, Callable 11/15/03 @ 102 (MBIA)
    5.500%, 11/15/08                                        1,500        1,541
  Plant City, Utility System Revenue, RB, Callable
    10/01/04 @ 101 (MBIA)
    6.000%, 10/01/15                                          400          426
  Reedy Creek, Utility Revenue, Ser 1991-1, RB,
    Pre-Refunded 10/01/01 @ 101 (MBIA) (F)
    6.250%, 10/01/11                                          240          258
  South Broward, Hospital District, RB, Callable
    05/01/03 @ 102 (AMBAC)
    7.500%, 05/01/08                                        1,920        2,195
  State Board General Financial Services, Department of
    Environmental Preservation, RB (AMBAC)
    5.125%, 07/01/07                                        1,500        1,518
  State Board of Education, Capital Outlay, RB
    6.600%, 06/01/98                                          125          128
  State Board of Education Capital Outlay, GO,
    Pre-Refunded 06/01/00 @ 102 (F)
    7.250%, 06/01/23                                        2,695        2,953

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
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
FLORIDA--CONTINUED
  State Board of Education, Capital Outlay, Ser B, GO,
    Callable 06/01/02 @ 101
    5.900%, 06/01/12                                       $  450      $   463
  State Board of Education, Capital Outlay, Ser B, RB,
    Callable 06/01/02 @ 101
    6.000%, 06/01/15                                          170          175
  State Board of Education, Ser C, GO, Pre-Refunded
    06/01/97 @ 102 (ETM) (F)
    7.100%, 06/01/07                                          190          194
  State Board of Finance Department, General Services
    Revenue, Environmental Preservation 2000, Ser A, RB
    (AMBAC)
    5.300%, 07/01/04                                          460          474
  State Department of Natural Resources, Preservation
    2000 Project, Ser A, RB, Callable 07/01/01 @ 102
    (AMBAC)
    6.750%, 07/01/06                                           80           87
  State Keys, Aqueduct Authority Revenue, RB,
    Pre-Refunded 09/01/01 @ 101 (AMBAC) (F)
    6.750%, 09/01/21                                          170          186
  State Pollution Control, Ser N, GO, Callable 07/01/96
    @ 102
    8.000%, 07/01/97                                          420          422
  Tallahassee Construction Utility System, RB,
    Pre-Refunded 10/01/99 @ 102 (F)
    6.900%, 10/01/14                                          240          258
  Tampa, RB, Callable 10/1/01 @ 102 (AMBAC)
    7.050%, 10/01/07                                        1,000        1,105
                                                                       -------
    Total Florida                                                       44,651
                                                                       -------
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

PUERTO RICO (10.3%)
  Commonwealth, Highway & Transportation Authority, Ser
    Z, RB (MBIA)
    6.250%, 07/01/14                                       $2,000      $ 2,193
  Commonwealth, GO, (MBIA)
    5.650%, 07/01/15                                        1,000        1,026
  Electric Power Authority, Ser S, RB
    5.500%, 07/01/00                                          200          205
  Electric Power Authority, RB, (MBIA)
    6.125%, 07/01/09                                        1,000        1,094
  Public Buildings Authority, Guaranteed Government
    Facilities, Ser A, RB (AMBAC)
    6.250%, 07/01/14                                          750          822
  Public Buildings Authority Revenue, Public Education
    & Health Facilities, RB
    5.300%, 07/01/03                                          475          483
                                                                       -------
    Total Puerto Rico                                                    5,823
                                                                       -------
Total Municipal Bonds
  (Cost $49,674)                                                        50,474
                                                                       -------
CASH EQUIVALENTS (9.8%)
  AIM Management Institutional Tax-Free Portfolio           2,782        2,782
  SEI Tax Exempt Trust Institutional Tax Free Portfolio     2,767        2,767
                                                                       -------
Total Cash Equivalents
  (Cost $5,549)                                                          5,549
                                                                       -------
Total Investments (98.8%)
  (Cost $55,223)                                                        56,023
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (1.2%)                                   690
                                                                       -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

FLORIDA TAX-EXEMPT BOND FUND

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,910,796
    outstanding shares of beneficial interest                          $50,028
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 313,587
    outstanding shares of beneficial interest                            3,103
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 291,278
    outstanding shares of beneficial interest                            2,992
  Accumulated net realized loss on investments                            (210)

------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
  Net unrealized appreciation on investments                           $   800
                                                                       -------
Total Net Assets (100.0%)                                              $56,713
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 10.28
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 10.29
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($10.29  DIVIDED BY 96.25%)                                          $ 10.69
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 10.30
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
TENNESSEE TAX-EXEMPT BOND FUND

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS (89.1%)
PUERTO RICO (11.9%)
  Commonwealth, GO, Callable 07/01/05 @ 100 (MBIA)
    5.500%, 07/01/13                                        $175       $  176
  Commonwealth, Highway & Transportation Authority, Ser
    Z, RB (MBIA)
    6.250%, 07/01/15                                         500          549
                                                                       ------
    Total Puerto Rico                                                     725
                                                                       ------
TENNESSEE (77.2%)
  Chattanooga, GO, Callable 08/01/02 @ 102
    5.900%, 08/01/05                                          50           53
  Chattanooga, Health Facilities Board, Memorial
    Hospital Project, Ser A, RB (MBIA)
    6.300%, 09/01/05                                          20           22
  Chattanooga-Hamilton County, Erlanger Medical Center
    Project, RB (FSA)
    5.600%, 10/01/08                                          50           52
  Hamilton County, GO, Callable 07/01/04 @ 102
    5.500%, 07/01/08                                         100          103
  Harpeth Valley, Utility District Revenue, RB,
    Callable 09/01/03 @ 102
    5.625%, 09/01/07                                         100          104
  Jackson, Water & Sewer Utilities Revenue, RB,
    Callable 07/01/06 @ 100 (AMBAC)
    5.250%, 07/01/11                                         200          198
  Johnson City, Water & Sewer Regulation System, GO,
    Callable 05/01/06 @ 100 (AMBAC)
    5.800%, 05/01/09                                         100          104
  Kingsport, GO
    5.500%, 09/01/02                                          50           52

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------

  Knox County, First Utility District Sewer Revenue,
    RB, Callable 12/01/97 @ 100 (ETM)
    7.250%, 12/01/05                                        $ 55       $   64
  Knox County, Health Facilities Board, Mercy Health
    Systems, Ser B, RB, Callable 09/01/05 @ 100 (AMBAC)
    5.875%, 09/01/15                                          50           51
  Knoxville, Natural Gas Revenue, Ser E, RB, Callable
    03/01/03 @ 100
    5.900%, 03/01/10                                         100          103
  Madison County, Ser A, GO, Callable 08/01/01 @ 102
    6.000%, 08/01/05                                          40           42
  Madison County, Water Revenue, RB, Callable 02/01/08
    @ 100 (MBIA)
    5.500%, 02/01/09                                         250          255
  Memphis-Shelby County, Airport Authority, Ser B, RB,
    AMT (MBIA)
    6.500%, 02/15/09                                          85           94
  Memphis-Shelby County, Airport Authority, RB,
    Callable 09/01/05 @ 100 (MBIA)
    5.550%, 09/01/08                                          50           52
  Metro Government, Nashville & Davidson County,
    Convention Center Project, GO (ETM)
    6.250%, 03/01/10                                         200          219
  Metro Government, Nashville & Davidson County,
    Correctional Facility Improvements, RB, Callable
    09/01/01 @ 102
    7.000%, 09/01/11                                         100          109
  Metro Government, Nashville & Davidson County,
    Electric System Revenue, RB (ETM)
    6.000%, 07/01/04                                         100          107
  Metro Government, Nashville & Davidson County,
    Electric System Revenue, RB
    5.625%, 05/15/14                                         200          203

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------
TENNESSEE--CONTINUED
  Metro Government, Nashville & Davidson County,
    Vanderbilt University Hospital, RB, Callable
    07/01/06 @ 100 (ETM)
    6.100%, 07/01/10                                        $100       $  106
  Metro Government, Nashville & Davidson County,
    Vanderbilt University, Ser A, RB
    5.500%, 01/01/06                                         125          130
  Metro Government, Nashville & Davidson County, Water
    & Sewer Revenue, RB (ETM)
    6.500%, 12/01/14                                         225          251
  Metro Government, Nashville & Davidson County, Water
    & Sewer, RB, Callable 01/01/04 @ 100 (AMBAC)
    5.900%, 01/01/07                                         100          105
  Nashville & Davidson County, State Sports Authority
    Stadium Project, RB, Callable 07/01/06 @ 101
    (AMBAC)
    5.750%, 07/01/15                                         100          102
  Shelby County, School Boards, GO, Callable 03/01/02 @
    101
    5.800%, 03/01/10                                         300          309
  Shelby County, Ser A, GO
    5.500%, 03/01/10                                         300          307
  Shelby County, Ser B, GO
    5.100%, 03/01/00                                         750          763
  State GO, Ser A, Callable 03/01/07 @ 100
    5.500%, 03/01/09                                          50           52
  State GO, Ser C
    5.000%, 03/01/04                                         100          102
  State Housing Development Agency, Ser A, RB (AMBAC)
    6.550%, 01/01/08                                          50           52
-----------------------------------------------------------------------------
                                                         FACE AMOUNT   VALUE
                                                            (000)      (000)
-----------------------------------------------------------------------------

  State Local Development Authority, State Loan
    Program, Ser A, RB, Callable 03/01/04 @ 100
    7.000%, 03/01/12                                        $ 50       $   54
  State Metropolitan Nashville Airport, Ser B, RB,
    Pre-Refunded 07/01/01 @ 102 (FGIC)(F)
    7.750%, 07/01/06                                         100          113
  State School Board Authority, Higher Education
    Facilities, Ser A, RB, Callable 05/01/02 @ 101.50
    5.800%, 05/01/04                                         150          158
  Sullivan County, Health Facilities Board, Holston
    Valley Health, RB, Callable 02/15/03 @ 102 (MBIA)
    5.750%, 02/15/13                                          50           51
  Williamson County, Rural School, GO, Callable
    09/01/06 @ 100
    5.400%, 09/01/07                                          50           52
                                                                       ------
    Total Tennessee                                                     4,694
                                                                       ------
Total Municipal Bonds
  (Cost $5,299)                                                         5,419
                                                                       ------
CASH EQUIVALENTS (9.8%)
  Aim Management Institutional Tax Free Portfolio            292          292
  SEI Tax-Exempt Trust Institutional Tax-Free Portfolio      302          302
                                                                       ------
    Total Cash Equivalents
      (Cost $594)                                                         594
                                                                       ------
Total Investments (98.9%)
  (Cost $5,893)                                                         6,013
                                                                       ------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                   67
                                                                       ------

--------------------------------------------------------------------------

        ------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-----------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 204,829
    outstanding shares of beneficial interest                          $1,913
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 166,059
    outstanding shares of beneficial interest                           1,570
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 259,932
    outstanding shares of beneficial interest                           2,489
  Accumulated net realized loss on investments                            (12)
  Net unrealized appreciation on investments                              120
                                                                       ------
Total Net Assets (100.0%)                                              $6,080
                                                                       ------
                                                                       ------
        ------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
-----------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 9.63
                                                                       ------
                                                                       ------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 9.65
                                                                       ------
                                                                       ------
Maximum Offering Price Per Share -- Investor Class
  ($9.65  DIVIDED BY 96.25%)                                           $10.03
                                                                       ------
                                                                       ------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 9.64
                                                                       ------
                                                                       ------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A
   DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
   FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
GEORGIA TAX-EXEMPT BOND FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (89.6%)
GEORGIA (89.6%)
  Albany-Dougherty County, State Hospital Authority,
    Ser B, Anticipation Certificate, Pre-Refunded
    09/01/00 @ 102 (AMBAC)(F)
    7.500%, 09/01/20                                       $  255      $   282
  Athens, Water & Sewer Revenue, RB (ETM)(F)
    5.700%, 07/01/00                                          165          171
  Atlanta Airport Facility, RB
    6.000%, 01/01/03                                          500          531
    6.000%, 01/01/04                                          500          534
  Augusta, Water & Sewer, RB, Callable 05/01/02 @ 102
    6.200%, 05/01/03                                          130          141
  Bibb County, GO
    7.000%, 01/01/04                                          985        1,103
  Bulloch County School District, GO
    5.250%, 02/01/17                                        1,000          968
  Clayton County, Water & Sewer Authority, RB (AMBAC)
    5.350%, 05/01/09                                        1,500        1,519
  Cobb County & Marietta, Coliseum & Exhibit Hall
    Authority, RB (MBIA)
    5.500%, 10/01/12                                          940          956
  Cobb County & Marietta, Water Authority, RB
    5.100%, 11/01/04                                        1,000        1,019
  Cobb County, GO
    5.000%, 02/01/03                                        1,025        1,040
  Cobb County, Water & Sewer Authority, Callable
    07/01/04 @ 102
    5.125%, 07/01/05                                          345          352
  Columbus Water & Sewer, RB (FGIC)
    5.625%, 05/01/13                                        1,055        1,070
  Dalton-Whitfield County, Hospital Authority, RB,
    Pre-Refunded 07/01/00 @ 102 (F)
    7.000%, 07/01/03                                          355          386

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  DeKalb County, Development Authority, Emory
    University Project, RB (F)
    5.375%, 11/01/05                                       $1,650      $ 1,710
  DeKalb County, Development Authority, Emory
    University Project, Ser A, RB
    5.200%, 11/01/08                                          500          506
  DeKalb County, School District, Ser A, GO
    6.250%, 07/01/11                                        1,500        1,649
  DeKalb County, Water & Sewer Authority, RB, Callable
    10/01/03 @ 102
    5.125%, 10/01/14                                        1,455        1,398
  Douglas County, School District, GO (MBIA)
    5.650%, 01/01/09                                          805          832
  Douglasville -- Douglas County, Water and Sewer
    Authority, RB (AMBAC)
    5.625%, 06/01/15                                          350          357
  East Point Building Authority, RB (AMBAC)
    4.800%, 02/01/07                                          535          525
  Fayette County, School District, GO
    6.250%, 03/01/07                                          450          494
  Fayette County, Water Authority, RB (MBIA) (ETM)
    8.550%, 10/01/01                                          300          346
  Forsyth County, School District, GO (MBIA)
    5.350%, 07/01/10                                          680          685
  Forsyth County, GO
    6.500%, 07/01/06                                        1,000        1,113
  Fulton County, Hospital Authority, Northside Hospital
    Project, Ser B, RB, Pre-Refunded 10/01/02 @ 102
    (MBIA)(F)
    6.600%, 10/01/11                                        2,000        2,214

--------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
GEORGIA--CONTINUED
  Gwinnett County Recreation Authority, RB
    5.800%, 02/01/06                                       $  785      $   835
    5.875%, 02/01/07                                        1,390        1,489
  Gwinnett County, School District, GO
    6.400%, 02/01/06                                          500          553
  Gwinnett County, School District, Ser B, GO
    6.400%, 02/01/07                                        1,000        1,113
  Hall County, GO
    6.300%, 12/01/05                                          675          739
  Hartwell, Combined Utility Revenue, RB, Callable
    01/01/06 @ 102 (FSA)
    5.500%, 01/01/16                                        1,000          991
  Henry County, GO
    6.300%, 08/01/08                                          300          331
  Henry County, School District, School Improvements,
    RB
    6.450%, 08/01/11                                          500          555
  Henry County, School District, Ser A, GO
    6.150%, 08/01/06                                          150          163
  Henry County, School District, Ser B, GO (MBIA)
    5.500%, 08/01/01                                          350          363
  Housing Authority, Single Family Mortgage, Ser B,
    Sub-ser B-1, RB
    5.550%, 12/01/07                                          550          561
  Medical Center Hospital Authority, Columbus Regional
    Healthcare System, RB (MBIA)
    6.000%, 08/01/06                                        1,000        1,070
  Meriwether County, School District, GO (FSA)
    7.000%, 02/01/06                                          740          847
    5.500%, 02/01/16                                        1,000          990
  Milledgeville, Water & Sewer, RB (FSA)
    6.000%, 12/01/16                                        1,000        1,069
------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------

  Paulding County, School District, Ser A, GO
    6.625%, 02/01/07                                       $1,000      $ 1,123
    6.625%, 02/01/08                                          500          563
  Private Colleges & Universities Facilities Authority,
    Emory University Project, Ser C, RB, Callable
    10/01/02 @ 102
    5.900%, 10/01/04                                          305          325
  Private Colleges & Universities Facilities Authority,
    Spelman College Project, RB (FGIC)
    6.000%, 06/01/09                                          475          502
  Richmond County Georgia Water & Sewer, Ser A, RB
    (FGIC)
    5.125%, 10/01/17                                        1,000          951
  Rockdale County, School District, RB, Pre-Refunded
    01/01/99 @ 102 (F)
    6.400%, 01/01/05                                          150          157
  Savannah, Water & Sewer Revenue, RB (ETM)(F)
    6.450%, 12/01/04                                        1,000        1,104
  State GO, Ser B, Pre-Refunded 07/01/99 @ 102 (F)
    6.800%, 07/01/06                                          460          491
  State GO, Ser C
    6.500%, 04/01/08                                        1,000        1,127
  State Housing & Financial Authority, Single Family
    Mortgage, Ser B, Sub-ser B-1, RB (FHA)
    5.550%, 12/01/10                                          325          325
  State Housing & Financial Authority, Single Family
    Mortgage, Ser B, Sub-ser B-1, RB (FHA)
    5.600%, 12/01/11                                          450          450
  State Municipal Electric Authority, RB (ETM)(F)
    8.000%, 01/01/15                                          465          587
  Vidalia, Water & Sewer Revenue, RB (ETM)(F)
    6.000%, 07/01/07                                          605          654

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
GEORGIA--CONTINUED
  Walker County School District, GO
    5.000%, 02/01/03                                       $1,000      $ 1,010
                                                                       -------
    Total Georgia                                                       42,939
                                                                       -------
Total Municipal Bonds
  (Cost $42,637)                                                        42,939
                                                                       -------
REPURCHASE AGREEMENT (2.6%)
  Lehman Brothers 5.02%, dated 05/30/97, matures
    06/02/97, repurchase price $1,233,287
    (collateralized by U.S. Treasury Note, par value
    $1,247,488, 5.625%, 08/31/97: total market value
    $1,265,810)                                             1,233        1,233
                                                                       -------
    Total Repurchase Agreement
      (Cost $1,233)                                                      1,233
                                                                       -------
CASH EQUIVALENTS (8.4%)
  AIM Management Institutional Tax-Free Portfolio (C)       2,025        2,025
  SEI Tax Exempt Trust Institutional Tax Free Portfolio
    (C)                                                     2,007        2,007
                                                                       -------
    Total Cash Equivalents
      (Cost $4,032)                                                      4,032
                                                                       -------
Total Investments (100.6%)
  (Cost $47,902)                                                        48,204
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (-0.6%)                                 (299)
                                                                       -------

         ------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 4,084,294
    outstanding shares of beneficial interest                          $39,434
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 360,308
    outstanding shares of beneficial interest                            3,511
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 479,124
    outstanding shares of beneficial interest                            4,651
  Accumulated net realized gain on investments                               7
  Net unrealized appreciation on investments                               302
                                                                       -------
Total Net Assets (100.0%)                                              $47,905
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  9.73
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  9.74
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($9.74  DIVIDED BY 96.25%)                                           $ 10.12
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $  9.73
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE
   FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
INVESTMENT GRADE BOND FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (21.2%)
  U.S. Treasury Bonds
    7.500%, 11/15/16                                       $36,100      $   38,056
    8.125%, 08/15/19                                        81,000          91,127
    6.625%, 02/15/27                                        10,000           9,635
  U.S. Treasury Note
    6.750%, 04/30/00                                         4,000           4,039
                                                                       -----------
Total U.S. Treasury Obligations
  (Cost $141,586)                                                          142,857
                                                                       -----------
CORPORATE OBLIGATIONS (69.9%)
FINANCE (51.7%)
  American General Finance
    6.875%, 07/01/99                                        13,000          13,097
  Aristar
    6.750%, 05/15/99                                        23,000          23,115
  Associates of North America, MTN
    6.650%, 08/30/99                                         9,500           9,524
  Bear Stearns
    7.000%, 03/01/07                                        23,000          22,425
  General Motors Acceptance, MTN
    6.750%, 11/04/04                                        21,000          20,422
  General Motors Acceptance
    7.125%, 05/01/01                                        23,500          23,676
  Homeside Lending, MTN
    6.875%, 05/15/00                                        21,600          21,573
  Household Finance, MTN
    7.150%, 06/15/00                                        13,000          13,130
  International Lease Finance
    6.700%, 04/30/99                                        23,500          23,618
  Merrill Lynch, MTN
    6.640%, 04/09/99                                        19,000          19,071
  Morgan Stanley Group
    6.875%, 03/01/07                                        17,000          16,554
  RHG Finance
    8.875%,10/01/05                                         17,100          18,489
  Salomon
    6.500%, 03/01/00                                        28,000          27,755
    6.750%, 02/15/03                                        23,000          22,368

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

  Service International
    7.375%, 04/15/04                                       $20,500      $   20,756
  Sunamerica
    6.200%, 10/31/99                                        25,000          24,813
  US West Capital Funding
    7.300%, 01/15/07                                        27,500          27,328
                                                                       -----------
    Total Finance                                                          347,714
                                                                       -----------
INDUSTRIAL (11.3%)
  Ford Capital
    9.500%, 06/01/10                                        15,000          17,306
  Lockheed Martin
    6.550%, 05/15/99                                        16,000          16,020
  Philip Morris
    7.250%, 09/15/01                                        24,500          24,592
    6.800%, 12/01/03                                         4,000           3,900
    7.500%, 04/01/04                                        14,500          14,573
                                                                       -----------
    Total Industrial                                                        76,391
                                                                       -----------
UTILITIES (6.9%)
  AT&T Capital, MTN
    6.920%, 04/29/99                                        25,000          25,125
  General Electric Capital (C)
    6.660%, 05/01/18                                        21,000          21,052
                                                                       -----------
    Total Utilities                                                         46,177
                                                                       -----------
Total Corporate Obligations
  (Cost $471,229)                                                          470,282
                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.2%)
  FHLMC
    8.000%, 06/01/02                                         8,047           8,244
    7.500%, 09/01/03                                        19,625          19,896
                                                                       -----------
Total U.S. Government Agency Obligations
  (Cost $28,159)                                                            28,140
                                                                       -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $2,739,802 (collateralized by U.S. Treasury
    Note, par value $2,777,000, 5.125%, 12/31/98:
    market value $2,794,004)                               $ 2,739      $    2,739
                                                                       -----------
Total Repurchase Agreement
  (Cost $2,739)                                                              2,739
                                                                       -----------
Total Investments (95.7%)
  (Cost $643,713)                                                          644,018
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (4.3%)                                    28,556
                                                                       -----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 62,361,667
    outstanding shares of beneficial interest                              644,729
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 3,264,729
    outstanding shares of beneficial interest                               34,279
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
 --------------------------------------------------------------------------------
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 566,749
    outstanding shares of beneficial interest                           $    5,854
  Accumulated net realized loss on investments                             (12,593)
  Net unrealized appreciation on investments                                   305
                                                                       -----------
Total Net Assets (100.0%)                                               $  672,574
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                 $    10.16
                                                                       -----------
                                                                       -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                       $    10.16
                                                                       -----------
                                                                       -----------
Maximum Offering Price Per Share -- Investor Class
  ($10.16  DIVIDED BY 96.25%)                                           $    10.56
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                              $    10.17
                                                                       -----------
                                                                       -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
SHORT-TERM BOND FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (36.0%)
  U.S. Treasury Bond
    6.125%, 05/15/98                                      $   2,000    $     2,005
  U.S. Treasury Notes
    5.875%, 08/15/98                                          1,750          1,747
    4.750%, 09/30/98                                          1,500          1,476
    4.750%, 10/31/98                                          9,000          8,843
    5.500%, 02/28/99                                          8,750          8,659
    5.875%, 11/15/99                                          3,000          2,971
    7.500%, 11/15/01                                          3,750          3,892
  U.S. Treasury STRIPS
    0.000%, 08/15/03                                          5,750          3,851
                                                                       -----------
Total U.S. Treasury Obligations
  (Cost $33,597)                                                            33,444
                                                                       -----------
CORPORATE OBLIGATIONS (43.1%)
FINANCE (22.7%)
  American General
    6.250%, 03/15/03                                          1,100          1,060
  Associates of North America, MTN
    5.980%, 12/19/00                                          1,250          1,220
    7.080%, 04/15/03                                          1,500          1,502
  Bankers Trust New York
    6.625%, 07/30/99                                          2,250          2,250
  Chrysler Financial
    6.440%, 06/23/99                                          1,000          1,000
  Dean Witter Discover, MTN
    6.000%, 02/08/01                                          1,000            966
  First Chicago NBD
    6.500%, 11/01/01                                          2,250          2,214
  FNMA, MTN
    5.760%, 02/26/01                                          2,100          2,034
  Ford Motor Credit
    6.250%, 11/08/00                                          1,500          1,476
  General Motors Acceptance
    7.125%, 05/01/01                                          1,750          1,763
  Household Finance
    9.625%, 07/15/00                                          1,250          1,349

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
  International Lease Finance, MTN
    6.050%, 02/01/00                                      $   2,250    $     2,216
  Norwest Financial
    7.200%, 04/01/04                                          2,000          2,020
                                                                       -----------
    Total Finance                                                           21,070
                                                                       -----------
INDUSTRIAL (13.7%)
  Dayton Hudson
    6.800%, 10/01/01                                          2,250          2,230
  Federal Express
    6.250%, 04/15/98                                            750            752
  Philip Morris (D)
    9.000%, 05/15/98                                          1,500          1,540
  Philip Morris
    7.500%, 01/15/02                                          1,250          1,264
  RJR Nabisco
    8.300%, 04/15/99                                          1,000          1,031
  Sears Roebuck Acceptance, MTN
    6.820%, 10/17/02                                            500            496
    6.540%, 02/20/03                                          1,200          1,170
  Sherwin-Williams
    6.250%, 02/01/00                                          1,000            991
  Tenneco
    10.075%, 02/01/01                                         3,000          3,296
                                                                       -----------
    Total Industrial                                                        12,770
                                                                       -----------
UTILITIES (6.7%)
  General Electric Capital, Callable & Putable 4/14/98
    @ 100 (C)(D)
    6.650%, 04/14/08                                          2,000          2,006
  Indiana & Michigan Power, MTN
    6.400%, 03/01/00                                          2,250          2,230
  NYNEX Credit, MTN
    6.900%, 06/15/99                                          2,000          2,015
                                                                       -----------
    Total Utilities                                                          6,251
                                                                       -----------
Total Corporate Obligations
  (Cost $40,297)                                                            40,091
                                                                       -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (4.9%)
  FHLMC
    6.500%, 04/01/98                                      $     892    $       884
    8.000%, 01/01/00                                            894            910
    5.375%, 04/13/00                                          1,000            989
  FNMA
    8.500%, 11/01/01                                          1,758          1,801
                                                                       -----------
Total U.S. Agency Mortgage-Backed Obligations
  (Cost $4,534)                                                              4,584
                                                                       -----------
ASSET-BACKED SECURITIES (9.4%)
  Chase Manhattan Auto Grantor
    Trust, Ser 1996-B, Cl A
    6.610%, 09/15/02                                          1,947          1,955
  Metris Master Trust,
    Ser 1997-1, Cl A
    6.870%, 11/20/05                                          2,750          2,767
  Olympic Automobile Receivables
    Trust, Ser 1996-D, Cl A3
    5.950%, 06/15/01                                          2,500          2,477
  Union Pacific Equipment Trust, Ser 96-A
    7.060%, 05/15/03                                          1,500          1,506
                                                                       -----------
Total Asset-Backed Securities
  (Cost $8,697)                                                              8,705
                                                                       -----------
CASH EQUIVALENTS (2.8%)
  SEI Daily Income Trust Prime
    Obligation Portfolio                                      2,583          2,583
                                                                       -----------
Total Cash Equivalents
  (Cost $2,583)                                                              2,583
                                                                       -----------
Total Investments (96.2%)
  (Cost $89,708)                                                            89,407
                                                                       -----------
Other Assets and Liabilities, Net (3.8%)                                     3,549
                                                                       -----------
 --------------------------------------------------------------------------------
                                                                          VALUE
                                                                          (000)
 --------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 9,063,741
    outstanding shares of beneficial interest                          $    90,146
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 220,117
    outstanding shares of beneficial interest                                2,202
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 108,300
    outstanding shares of beneficial interest                                1,087
  Undistributed net investment income                                          141
  Accumulated net realized loss on investments                                (319)
  Net unrealized depreciation on investments                                  (301)
                                                                       -----------
Total Net Assets (100.0%)                                              $    92,956
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $      9.90
                                                                       -----------
                                                                       -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $      9.91
                                                                       -----------
                                                                       -----------
Maximum Offering Price Per Share -- Investor Class
  ($9.91  DIVIDED BY 98.00%)                                           $     10.11
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $      9.91
                                                                       -----------
                                                                       -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

SHORT-TERM U.S. TREASURY SECURITIES FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (97.3%)
  U.S. Treasury Bonds
    6.125%, 05/15/98                                       $2,250      $ 2,255
    6.000%, 08/15/99                                        2,500        2,487
  U.S. Treasury Notes
    5.125%, 06/30/98                                        2,250        2,233
    5.875%, 08/15/98                                        3,400        3,394
    5.500%, 11/15/98                                        1,600        1,588
    8.875%, 02/15/99                                        4,200        4,382
    6.375%, 05/15/99                                        1,900        1,905
    6.875%, 07/31/99                                        4,250        4,303
    5.875%, 11/15/99                                        2,000        1,980
    5.875%, 02/15/00                                        1,000          988
    6.875%, 03/31/00                                          750          760
                                                                       -------
Total U.S. Treasury Obligations
   (Cost $26,305)                                                       26,275
                                                                       -------
CASH EQUIVALENT (1.6%)
  SEI Daily Income Trust
    Treasury II Portfolio                                     437          437
                                                                       -------
Total Cash Equivalent
   (Cost $437)                                                             437
                                                                       -------
Total Investments (98.9%)
   (Cost $26,742)                                                       26,712
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET (1.1%)                                   288
                                                                       -------


------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 2,225,584
    outstanding shares of beneficial interest                          $22,198
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 396,977
    outstanding shares of beneficial interest                            3,986
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 110,713
    outstanding shares of beneficial interest                            1,103
  Accumulated net realized loss on investments                            (257)
  Net unrealized depreciation on investments                               (30)
                                                                       -------
Total Net Assets (100.0%)                                              $27,000
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
   Share -- Trust Shares                                               $  9.88
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
   Investor Shares                                                     $  9.88
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
   ($9.88  DIVIDED BY 99.00%)                                          $  9.98
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
   Share -- Flex Shares (1)                                            $  9.85
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (33.7%)
  U.S. Treasury Notes
    8.875%, 02/15/99                                       $10,300     $ 10,747
    9.125%, 05/15/99                                        11,200       11,789
    8.000%, 08/15/99                                         6,000        6,210
    7.500%, 10/31/99                                         8,800        9,030
    8.500%, 11/15/00                                         5,000        5,317
                                                                       --------
Total U.S. Treasury Obligations
  (Cost $43,159)                                                         43,093
                                                                       --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (64.0%)
  FHLMC
    6.000%, 07/01/00                                         4,568        4,415
    8.000%, 06/01/02                                         1,149        1,178
    7.000%, 10/01/02                                         4,532        4,543
    8.000%, 12/01/02                                         2,855        2,886
    7.000%, 03/01/04                                        14,946       14,947
  FHLMC REMIC, Ser 1910-Ac
    6.500%, 10/15/15                                        10,000        9,946
  FHLMC REMIC, Ser 1637-E
    5.750%, 02/15/19                                         2,699        2,645
  FHLMC REMIC, Ser 1614-H
    6.000%, 06/15/20                                         4,550        4,411
  FNMA
    7.500%, 07/01/03                                         8,811        8,924
    7.000%, 03/01/04                                        14,834       14,830

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
    8.500%, 04/01/17                                       $ 1,106     $  1,157
  FNMA REMIC, Ser G96-1PC
    7.000%, 08/17/12                                         4,921        4,954
  FNMA REMIC, Ser 1992-134G
    6.000%, 11/25/18                                         5,586        5,460
  GNMA
    9.000%, 11/15/17                                         1,412        1,513
                                                                       --------
Total U.S. Government Agency Obligations
  (Cost $81,888)                                                         81,809
                                                                       --------
REPURCHASE AGREEMENT (1.9%)
  J.P. Morgan
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $2,376,897 (collateralized by various FNMA
    obligations, total par value $3,182,000,
    7.500%-8.115%, 05/25/23-05/01/27; total market
    value $2,425,338)                                        2,376        2,376
                                                                       --------
Total Repurchase Agreement
  (Cost $2,376)                                                           2,376
                                                                       --------
Total Investments (99.6%)
  (Cost $127,423)                                                       127,278
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                                    460
                                                                       --------

--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 12,371,227
    outstanding shares of beneficial interest                          $124,063
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 242,520
    outstanding shares of beneficial interest                             2,441
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 140,719
    outstanding shares of beneficial interest                             1,424
  Distributions in excess of net investment income                           (2)
  Accumulated net realized loss on investments                              (43)
  Net unrealized depreciation on investments                               (145)
                                                                       --------
Total Net Assets (100.0%)                                              $127,738
                                                                       --------
                                                                       --------
-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $  10.02
                                                                       --------
                                                                       --------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $  10.00
                                                                       --------
                                                                       --------
Maximum Offering Price Per Share -- Investor Class
  ($10.00  DIVIDED BY 97.50%)                                          $  10.26
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $  10.02
                                                                       --------
                                                                       --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
U.S. GOVERNMENT SECURITIES FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.0%)
  U.S. Treasury Bonds
    7.250%, 05/15/16                                       $1,000      $ 1,029
    6.875%, 08/15/25                                        1,000          988
    6.750%, 08/15/26                                          550          535
    6.500%, 11/15/26                                          565          533
  U.S. Treasury Notes
    7.750%, 11/30/99                                          200          207
    8.500%, 11/15/00                                        1,000        1,063
    8.000%, 05/15/01                                          200          210
    7.500%, 11/15/01                                          200          208
    7.500%, 05/15/02                                          750          781
    7.875%, 11/15/04                                          275          295
    7.500%, 02/15/05                                          500          525
    6.500%, 10/15/06                                           50           49
    7.625%, 02/15/25                                          400          431
                                                                       -------
Total U.S. Treasury Obligations
  (Cost $6,994)                                                          6,854
                                                                       -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (66.1%)
  FHLMC
    6.000%, 02/01/01                                          112          108
    7.000%, 01/01/09                                          127          126
    7.000%, 04/01/09                                          611          608
    7.000%, 08/01/10                                          888          883
    7.000%, 05/01/12                                          990          984
  FNMA
    7.500%, 06/01/11                                          947          958
    7.000%, 09/17/11                                        1,430        1,421
    7.000%, 10/25/16                                          951          926
    7.500%, 04/01/27                                          987          983
  FNMA REMIC, Ser 1997-6, Cl H
    7.000%, 08/18/08                                        1,058        1,037
  FNMA REMIC, Ser G93-40, Cl VC
    6.500%, 08/25/10                                          261          248
  FNMA REMIC, Ser 1997-34, Cl VC
    7.500%, 05/01/12                                        1,000        1,009
  FNMA REMIC, Ser 1996-9, Cl H
    6.500%, 11/25/13                                        1,337        1,265

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
  FNMA REMIC, Ser 993-156, Cl B
    6.500%, 04/25/18                                       $  100      $    95
  FNMA REMIC, Ser 1990-143, Cl J
    8.750%, 12/25/20                                          140          146
  GNMA
    7.500%, 10/20/09                                           72           73
    8.250%, 01/15/12                                           99          102
    10.000%, 06/15/19                                           4            5
    7.000%, 11/15/22                                          466          453
    8.000%, 02/15/23                                           37           38
    8.500%, 03/15/23                                           81           84
    7.500%, 04/15/23                                          132          132
    7.500%, 09/15/23                                          875          872
    7.000%, 01/15/24                                          161          157
    7.500%, 04/15/24                                          861          857
    7.000%, 06/15/24                                          902          877
    8.000%, 08/15/24                                           83           85
    8.000%, 09/15/24                                           27           28
    8.000%, 10/15/24                                           35           36
    8.000%, 11/15/24                                           37           39
    8.500%, 12/15/24                                           73           77
    8.500%, 02/15/25                                           36           37
    7.000%, 12/15/25                                          489          476
  GNMA REMIC, Ser 1995-6A, Cl E
    7.500%, 05/20/23                                        1,000          990
                                                                       -------
Total U.S. Agency Mortgage-Backed Obligations (Cost
  $16,289)                                                              16,215
                                                                       -------
CASH EQUIVALENTS (5.8%)
  SEI Daily Income Trust
    Government II Portfolio (C)                               229          229
  SEI Daily Income Trust
    Treasury II Portfolio (C)                               1,188        1,188
                                                                       -------
Total Cash Equivalents
  (Cost $1,417)                                                          1,417
                                                                       -------
Total Investments (99.9%)
  (Cost $24,700)                                                        24,486
                                                                       -------

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
------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                               $    29
                                                                       -------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 1,943,402
    outstanding shares of beneficial interest                           19,658
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 223,920
    outstanding shares of beneficial interest                            2,266
  Fund shares of the Flex Shares (unlimited
    authorization -- no par value) based on 279,601
    outstanding shares of beneficial interest                            2,866
  Accumulated net realized loss on investments                             (61)
  Net unrealized depreciation on investments                              (214)
                                                                       -------
Total Net Assets (100.0%)                                              $24,515
                                                                       -------
                                                                       -------
------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $ 10.02
                                                                       -------
                                                                       -------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                      $ 10.02
                                                                       -------
                                                                       -------
Maximum Offering Price Per Share -- Investor Class
  ($10.02  DIVIDED BY 96.25%)                                          $ 10.41
                                                                       -------
                                                                       -------
Net Asset Value, Offering and Redemption Price Per
  Share -- Flex Shares (1)                                             $ 10.02
                                                                       -------
                                                                       -------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
PRIME QUALITY MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (45.9%)
  ABN-Amro Finance
    5.350%, 06/05/97                                       $ 1,500     $    1,499
  Banc One Funding
    5.600%, 08/04/97                                        10,211         10,109
  Bank of Montreal
    5.520%, 07/01/97                                        20,000         19,908
  Bankers Trust
    5.500%, 11/17/97                                         1,000            974
  BAT Capital
    5.530%, 06/24/97                                         5,000          4,982
    5.700%, 07/14/97                                        10,450         10,379
    5.580%, 07/15/97                                        20,127         19,990
  Cargill Financial
    5.550%, 06/16/97                                        20,000         19,954
  Caterpillar Financial Services
    5.600%, 09/11/97                                        16,000         15,746
  Central Illinois Public Services
    5.500%, 06/05/97                                         5,700          5,697
  Commerzbank
    5.350%, 06/10/97                                         9,135          9,123
  Deutsche Bank Finance
    5.350%, 06/06/97                                        30,000         29,978
  Dominion Semiconductor
    5.650%, 06/04/97                                        18,497         18,488
    5.550%, 06/23/97                                         5,000          4,983
    5.550%, 06/24/97                                        15,000         14,947
  Dresser Industries
    5.550%, 06/30/97                                        20,500         20,408
  Ford Motor Credit
    5.650%, 07/03/97                                         1,800          1,791
  Ford Motor Credit Puerto Rico
    5.620%, 07/08/97                                         2,000          1,988
  General Electric Capital
    5.520%, 06/24/97                                        10,000          9,965
    5.380%, 07/09/97                                        15,000         14,915
  Golden Peanut
    5.400%, 07/15/97                                         3,750          3,725
  GTE Funding
    5.510%, 06/09/97                                        16,000         15,980
  Hertz
    5.620%, 07/25/97                                        25,000         24,789

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  International Business Machines Credit
    5.550%, 06/19/97                                       $35,000     $   34,908
  J.C. Penny Funding
    5.350%, 06/09/97                                        21,000         20,975
  Mobil Australia Finance
    5.580%, 06/30/97                                         1,500          1,493
  National Australia Funding
    5.550%, 06/02/97                                        35,000         34,995
    5.430%, 08/13/97                                         4,500          4,450
  National City Credit
    5.650%, 07/28/97                                         8,000          7,928
    5.665%, 08/21/97                                        15,000         14,809
  New England Power
    5.520%, 06/06/97                                         3,500          3,497
  Paccar Financial
    5.350%, 06/04/97                                         1,500          1,499
  Pactel Capital Resources
    5.510%, 06/23/97                                        26,000         25,912
  Panasonic
    5.350%, 06/09/97                                        13,000         12,985
  RTZ America
    5.550%, 06/25/97                                        10,000          9,963
    5.650%, 11/17/97                                        12,475         12,144
  Sherwin Williams
    5.620%, 07/21/97                                         4,000          3,969
    5.640%, 08/04/97                                         8,325          8,242
    5.640%, 08/05/97                                         4,800          4,751
    5.640%, 08/11/97                                         7,500          7,417
    5.680%, 08/22/97                                         3,000          2,961
  Society Generale North America
    5.500%, 09/10/97                                         5,000          4,923
  Sony Capital
    5.500%, 06/05/97                                         6,690          6,686
  Southern New England Telcommunications
    5.580%, 06/11/97                                         2,000          1,997
  Transamerica Finance
    5.520%, 06/04/97                                         9,700          9,696
    5.540%, 06/19/97                                         4,955          4,941

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
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
  U.S. Borax
    5.400%, 06/09/97                                       $ 3,700     $    3,696
    5.370%, 06/20/97                                        40,000         39,887
    5.650%, 07/16/97                                         6,000          5,958
    5.670%, 07/28/97                                         5,000          4,955
  Virginia Electric & Power
    5.650%, 07/16/97                                         8,000          7,943
  Waste Management Technologies
    5.580%, 06/24/97                                        25,000         24,911
    5.650%, 06/27/97                                         5,000          4,980
    5.720%, 08/12/97                                        14,700         14,532
                                                                       ----------
Total Commercial Paper
  (Cost $628,321)                                                         628,321
                                                                       ----------
CORPORATE OBLIGATIONS (15.5%)
FINANCE (10.0%)
  American General Finance
    7.700%, 11/15/97                                         5,000          5,034
    8.250%, 01/15/98                                         1,250          1,269
  American General, MTN
    9.750%, 10/15/97                                         2,650          2,690
    9.950%, 10/29/97                                         2,100          2,136
  Associates of North America
    5.875%, 08/15/97                                           750            750
    6.625%, 11/15/97                                        16,755         16,811
    8.125%, 01/15/98                                         1,000          1,014
  Bank America, MTN
    6.875%, 11/20/97                                         2,000          2,009
  BAT Capital, MTN
    6.470%, 09/15/97                                        10,000         10,022
  Beneficial
    9.125%, 02/15/98                                         1,875          1,914
  Caterpillar Finance (C)
    5.619%, 07/28/97                                         1,000          1,000
  Corestates Capital (C)
    5.610%, 09/02/97                                        30,000         30,000
  Dean Witter Discover
    6.000%, 03/01/98                                        19,865         19,873
  First Chicago, MTN
    11.150%, 10/31/97                                        5,000          5,102
  Ford Motor Credit, MTN
    6.450%, 02/05/98                                         5,000          5,018
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Household Finance, MTN (C)
    5.460%, 08/04/97                                       $ 5,000     $    5,000
  International Lease Finance, MTN
    7.500%, 01/15/98                                         3,000          3,030
    5.750%, 02/02/98                                         5,000          4,997
    5.740%, 02/03/98                                         5,000          4,997
  International Lease Finance
    5.840%, 06/09/97                                         5,000          5,000
    5.625%, 03/01/98                                         4,800          4,791
  NationsBank
    6.625%, 01/15/98                                         1,000          1,004
  Texaco Capital
    8.650%, 01/30/98                                         2,000          2,035
  Toyota Motor Credit, MTN
    7.750%, 12/19/97                                         1,500          1,514
                                                                       ----------
    Total Finance                                                         137,010
                                                                       ----------
INDUSTRIAL (2.8%)
  Ford Capital
    9.750%, 06/05/97                                         2,150          2,151
    9.375%, 01/01/98                                         6,351          6,476
  Philip Morris
    8.750%, 06/15/97                                         2,000          2,002
    9.250%, 12/01/97                                        15,180         15,414
    6.375%, 01/15/98                                         1,000          1,003
  Rockwell International
    7.625%, 02/17/98                                         1,000          1,010
  Smithkline Beecham, MTN
    6.200%, 01/20/98                                         5,250          5,261
  Walt Disney
    8.000%, 12/19/97                                         3,595          3,634
  Waste Management Technologies
    8.125%, 02/01/98                                         2,000          2,029
                                                                       ----------
    Total Industrial                                                       38,980
                                                                       ----------
UTILITIES (2.7%)
  Hydro-Quebec, MTN
    7.120%, 12/19/97                                         2,500          2,517
  Northern State Power
    5.875%, 10/01/97                                        12,000         12,004
  Pacific Gas & Electric, MTN
    6.900%, 06/23/97                                         4,500          4,503
  Pacific
    5.880%, 10/15/97                                         5,000          4,997

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
UTILITIES--CONTINUED
  Pacificorp, MTN
    8.850%, 06/20/97                                       $10,000     $   10,014
  Southern California Edison
    5.875%, 02/01/98                                         2,500          2,499
                                                                       ----------
    Total Utilities                                                        36,534
                                                                       ----------
Total Corporate Obligations
  (Cost $212,524)                                                         212,524
                                                                       ----------
BANK NOTES (7.6%)
  Boatmans National Bank (C)
    5.690%, 06/17/97                                        25,000         25,000
  FCC National Bank (C)
    5.640%, 05/08/98                                        15,000         14,993
  FCC National Bank
    5.880%, 11/05/97                                        25,000         25,003
  Fifth Third Bank
    5.430%, 06/12/97                                        10,000         10,000
  Morgan Guaranty Trust
    5.950%, 06/06/97                                        19,300         19,301
  PNC Bank (C)
    5.628%, 06/06/97                                        10,000         10,000
                                                                       ----------
Total Bank Notes
  (Cost $104,297)                                                         104,297
                                                                       ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
  FNMA (C)
    5.350%, 09/29/97                                        25,000         24,996
  FNMA, MTN (C)
    5.360%, 11/14/97                                        40,000         39,991
  FNMA, MTN Ser B (C)
    5.250%, 09/03/97                                        20,000         19,997
  SLMA
    Callable 08/18/97 @100
    5.370%, 02/08/99                                         5,000          4,987
                                                                       ----------
Total U.S. Government Agency Obligations
  (Cost $89,971)                                                           89,971
                                                                       ----------
ASSET-BACKED SECURITIES (5.7%)
  Americredit Auto Receivables Trust, Ser 1997-A, Cl A1
    5.515%, 04/06/98                                        20,452         20,453
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Americredit Auto Receivables Trust, Ser 1996-D, Cl A1
    5.425%, 12/12/97                                       $11,936     $   11,939
  Americredit Auto Receivables Trust, Ser 1997-B, Cl A
    5.790%, 06/12/98                                        30,000         30,000
  Chase Manhattan Auto Owner Trust, Ser 1997-A, Cl A1
    5.545%, 04/10/98                                         6,789          6,789
  Ford Credit Auto Owner Trust, Ser 1996-B, Cl A1
    5.514%, 10/15/97                                         1,351          1,352
  Navistar Financial Owner Trust, Ser 1996-B, Cl A1
    5.490%, 11/20/97                                           910            911
  Olympic Automobile Recievable Trust, Ser 1996-D
    5.430%, 12/15/97                                           121            122
  WFS Financial Owner Trust, Ser 1996-D, Cl A1
    5.500%, 01/16/98                                         6,287          6,287
                                                                       ----------
Total Asset-Backed Securities
  (Cost $77,853)                                                           77,853
                                                                       ----------
CERTIFICATES OF DEPOSIT (13.1%)
  Bank of America, Toronto
    5.730%, 07/31/97                                        38,000         38,000
  Bankers Trust New York (C)
    5.630%, 10/16/97                                        25,000         24,995
  Bankers Trust, Toronto
    5.690%, 08/21/97                                        21,000         21,000
  CIBC
    5.970%, 03/19/98                                         5,000          4,999
  Societe Generale
    5.690%, 08/22/97                                        40,000         40,000
  Swiss Bank
    5.530%, 06/30/97                                        30,000         30,000
  Swiss Bank (C)
    6.149%, 06/19/97                                        10,000         10,000
  Swiss Bank
    5.490%, 07/09/97                                        10,000         10,000
                                                                       ----------
Total Certificates Of Deposit
  (Cost $178,994)                                                         178,994
                                                                       ----------

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
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (1.5%)
  U.S. Treasury Notes
    7.250%, 02/15/98                                       $20,000     $   20,200
                                                                       ----------
Total U.S. Treasury Obligations
  (Cost $20,200)                                                           20,200
                                                                       ----------
REPURCHASE AGREEMENTS (6.6%)
  Deutsche Bank
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $10,007,654 (collateralized by FHMLC
    obligation, par value $10,337,964, 6.092%,
    10/01/32: market value $10,203,089)                     10,003         10,003
  Salomon Brothers
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $10,007,654 (collateralized by various FHLMC
    obligations, total par value $17,813,437,
    5.500%-9.000, 08/01/00-06/01/26; and various FNMA
    obligations, total par value $18,383,048,
    6.000%-9.000%, 12/01/01-05/01/27: total market
    value $10,246,600)                                      10,003         10,003
  Swiss Bank
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $13,337,430 (collateralized by FNMA
    obligation, par value $17,012,000, 6.071%,
    04/01/34: market value $13,664,762)                     13,331         13,331
--------------------------------------------------------------------------------
                                                         FACE AMOUNT     VALUE
                                                            (000)        (000)
--------------------------------------------------------------------------------

  Union Bank of Switzerland
    5.55%, dated 05/30/97, matures 06/02/97, repurchase
    price $59,196,682 (collateralized by various FHLMC
    obligations, total par value $61,959,824,
    0.000%-8.500%, 12/01/07-12/01/26; and FNMA
    obligation, par value $3,000,000, 6.400% 02/25/03:
    total market value $60,374,115)                        $59,169     $   59,169
                                                                       ----------
Total Repurchase Agreements
  (Cost $92,506)                                                           92,506
                                                                       ----------
Total Investments (102.5%)
  (Cost $1,404,666)                                                     1,404,666
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (-2.5%)                                 (34,567)
                                                                       ----------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on
    1,086,903,240 outstanding shares of beneficial
    interest                                                            1,086,903
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 283,601,522
    outstanding shares of beneficial interest                             283,602
  Accumulated net realized loss on investments                               (406)
                                                                       ----------
Total Net Assets (100.0%)                                              $1,370,099
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $     1.00
                                                                       ----------
                                                                       ----------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $     1.00
                                                                       ----------
                                                                       ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

--------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (25.9%)
  U.S. Treasury Notes
    5.750%, 10/31/97                                       $30,000     $ 30,025
    7.375%, 11/15/97                                        55,000       55,405
    5.000%, 01/31/98                                        10,000        9,950
    7.250%, 02/15/98                                        10,000       10,100
                                                                       --------
Total U.S. Government Agency Obligations (Cost
  $105,480)                                                             105,480
                                                                       --------
REPURCHASE AGREEMENTS (73.2%)
  Barclays
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,009,183 (collateralized by FHLMC
    obligation, par value $8,960,000, 5.890%, 03/26/98;
    FNMA obligation, par value $4,315,000, 6.200%,
    06/06/00; SLMA obligation, par value $7,000,000,
    5.880%, 02/06/01: total market value $20,401,553)       20,000       20,000
  Deutsche Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,040,319 (collateralized by various U.S.
    Treasury obligations, total par value $19,827,000,
    5.750%-8.125%, 12/31/98- 05/15/21: total market
    value $20,432,188)                                      20,031       20,031


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Merrill Lynch
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $98,954,749 (collateralized by various GNMA
    obligations, total par value $328,491,658,
    7.000%-11.000%, 02/15/02-11/15/23: total market
    value $100,889,610)                                    $98,909     $ 98,909
  Morgan Stanley
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $99,259,385 (collateralized by various GNMA
    obligations, total par value $709,897,000,
    0.698%-8.000%, 01/01/00-06/15/26: total market
    value $104,959,999)                                     99,214       99,214
  Salomon Brothers
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,093,747 (collateralized by various U.S.
    Government Notes, total par value $20,034,000,
    6.875%-8.875%, 10/15/97-03/31/00: total market
    value $20,489,252)                                      20,085       20,085
  Swiss Bank
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,012,200 (collateralized by various U.S.
    Treasury obligations, total par value $19,625,000,
    5.875%-7.250%, 06/30/00-08/15/22: total market
    value $20,426,087)                                      20,003       20,003

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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Union Bank of Switzerland
    5.51%, dated 05/30/97, matures 06/02/97, repurchase
    price $20,015,030 (collateralized by various FHLMC
    obligations, total par value $20,185,000,
    5.980%-7.554%, 02/26/04-07/31/06: total market
    value $20,410,150)                                     $20,006     $ 20,006
                                                                       --------
Total Repurchase Agreements (Cost $298,248)                             298,248
                                                                       --------
Total Investments (99.1%) (Cost $403,728)                               403,728
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)                                  3,800
                                                                       --------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 344,391,123
    outstanding shares of beneficial interest                           344,391

-------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 63,197,343
    outstanding shares of beneficial interest                          $ 63,197
  Accumulated net realized loss on investments                              (60)
                                                                       --------
Total Net Assets (100.0%)                                              $407,528
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $   1.00
                                                                       --------
                                                                       --------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $   1.00
                                                                       --------
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

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TAX-EXEMPT MONEY MARKET FUND

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.5%)
ALABAMA (1.1%)
  McIntosh, Industrial Development Board, Ciba-Geigy
    Project, Ser A, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                      $    3,500   $  3,500
  Special Care Facilities, Montgomery Hospital Revenue,
    RB, VRDN (FGIC) (C)(D)
    3.900%, 06/04/97                                           1,400      1,400
                                                                       --------
    Total Alabama                                                         4,900
                                                                       --------
ALASKA (0.2%)
  Anchorage, GO, Ser A, (MBIA)
    5.000%, 02/01/98                                           1,045      1,054
                                                                       --------
ARIZONA (1.7%)
  Maricopa County, Pollution Control Authority, Ser A,
    RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           4,000      4,000
  Pima County, Industrial Development Authority, Tuscon
    Electric Project, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           2,600      2,600
  Scottsdale, GO
    7.500%, 07/01/97                                             840        842
                                                                       --------
    Total Arizona                                                         7,442
                                                                       --------
ARKANSAS (0.2%)
  State, Industrial Development Financial Authority,
    Ser A, RB, VRDN, AMT (C)(D)(E)
    4.000%, 06/04/97                                           1,000      1,000
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

CALIFORNIA (1.7%)
  Contra Costa County, Multi-Family Mortgage, Delta
    Square Project, Ser A, RB, VRDN (C)(D)(E)
    3.850%, 06/05/97                                      $    4,200   $  4,200
  Higher Education Loan Authority, Ser A, VRDN,
    callable 06/01/98 @ 100 (C)(D)(E)
    3.950%, 06/01/01                                           1,900      1,900
  State, Higher Education Loan Authority, Student Loan,
    Ser 95E-5, RB, VRDN, AMT (C)(D)(E)
    3.950%, 06/04/97                                           1,200      1,200
                                                                       --------
    Total California                                                      7,300
                                                                       --------
COLORADO (1.9%)
  North Glen, Castle Garden Retirement Center, VRDN
    (C)(D)(E)
    3.850%, 06/05/97                                           1,200      1,200
  State, TRAN, Ser A, RB
    4.500%, 06/27/97                                           7,000      7,003
                                                                       --------
    Total Colorado                                                        8,203
                                                                       --------
DELAWARE (0.4%)
  State Educational Development Authority, VRDN
    (C)(D)(E)
    4.225%, 06/05/97                                           1,875      1,875
                                                                       --------
FLORIDA (10.3%)
  Citrus Park, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,500      1,500
  Dade County, Water & Sewer System, Ser 94, RB, VRDN
    (FGIC) (C)(E)
    3.850%, 06/04/97                                           8,000      8,000

104
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
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                                                            (000)       (000)
-------------------------------------------------------------------------------
FLORIDA--CONTINUED
  Jacksonville, TECP
    3.400%, 06/09/97                                      $    1,000   $  1,000
    3.500%, 06/26/97                                          10,000     10,000
  Jacksonville, Pollution Control Revenue, TECP
    3.500%, 06/12/97                                           5,000      5,000
  Local Government, TECP
    3.450%, 06/16/97                                           4,000      4,000
    3.550%, 06/19/97                                           5,500      5,500
  Pinellas County, TECP
    3.750%, 07/01/97                                           3,600      3,600
  State Board of Education, Capital Outlay, GO
    6.500%, 06/01/97                                           4,575      4,575
  Sunshine State Government, Finance Commission
    Revenue, TECP
    3.500%, 06/12/97                                           1,400      1,400
                                                                       --------
    Total Florida                                                        44,575
                                                                       --------
GEORGIA (5.0%)
  Barrow County School District, Ser 97, GO
    4.000%, 02/01/98                                           1,000      1,000
  Burke County, Development Authority Pollution
    Control, RB (AMBAC)
    3.600%, 12/01/97                                           1,500      1,500
  Burke County, Oglethorpe Power, Ser A, VRDN
    (FGIC)(C)(D)
    3.850%, 06/04/97                                           4,400      4,400
  Fulton County, Development Authority, American Red
    Cross Project, RB, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           1,500      1,500


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

GEORGIA--CONTINUED
  Gordon County, Development Authority, Sara Lee
    Project, RB, VRDN (C)(D)
    3.950%, 06/05/97                                      $    1,400   $  1,400
  Lafayette, Industrial Development Authority,
    Blue-Bird Project, Ser 1991, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           1,000      1,000
  Marietta Housing Finance Authority, Franklin Walk
    Apartments Project, VRDN (C)
    3.975%, 06/05/97                                           1,600      1,600
  Monroe County, Industrial Development Authority,
    Forsyth Inns Project, RB, VRDN (C)(D)(E)
    3.950%, 06/04/97                                           2,525      2,525
  Municipal Electric Authority, VRDN (FGIC) (C)(D)
    4.100%, 06/05/97                                           3,000      3,000
  Private College Facilities Authority, Emory
    University, RB, VRDN Optional Put 12/01/97 @ 100,
    (C)(D)(E)
    3.700%, 12/01/04                                           3,465      3,465
                                                                       --------
    Total Georgia                                                        21,390
                                                                       --------
IDAHO (1.6%)
  Nez Pierce County, Pollution Control Board, Potlatch
    Corp. Project, RB, VRDN (C)(D)(E)
    3.900%, 06/05/97                                           3,000      3,000
  Idaho State, TAN, GO
    4.500%, 06/30/97                                           4,000      4,002
                                                                       --------
    Total Idaho                                                           7,002
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
ILLINOIS (4.7%)
  Bloomington, Airport Authority, VRDN (C)(D)(E)
    3.950%, 06/04/97                                      $    1,500   $  1,500
  Chicago, Tender Notes, GO (E)
    3.650%, 02/05/98                                           2,000      2,000
  DuPage County, First Preservation District, GO,
    Pre-Refunded 11/01/97 @ 102 (F)
    8.100%, 11/01/06                                           1,200      1,245
  Educational Facilities, Chicago Children's Museum,
    RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,600      1,600
  Health Facilities Authority, Advocate Healthcare
    Network, Ser B, RB, VRDN (C)(D)
    3.950%, 06/04/97                                           3,000      3,000
  Illinois Health Facility Authority, RB, VRDN (C)(D)
    4.000%, 06/05/97                                           3,000      3,000
  Savanna, Industrial Development Authority, Metform
    Project, Ser B, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                           1,400      1,400
  Savanna, Industrial Development Authority, Ser A, RB,
    VRDN (C)(D)(E)
    4.050%, 06/04/97                                             500        500
  State, Health Facilities Authority, Streeterville
    Project, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           2,000      2,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  State, Health Facilities Authority, University of
    Chicago Hospital Project, Ser C, VRDN (MBIA) (C)(D)
    3.850%, 06/04/97                                      $    4,000   $  4,000
                                                                       --------
    Total Illinois                                                       20,245
                                                                       --------
INDIANA (5.6%)
  Allen County, Industrial Economic Development, Mattel
    Power Wheels Project, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                           1,500      1,500
  Fort Wayne, Industrial Economic Development
    Authority, ND Tech Project, RB, VRDN, AMT (C)(D)(E)
    4.050%, 06/04/97                                           1,000      1,000
  Hammond Industrial Local Public, Adv. Fdg Project,
    Ser A-2, GO
    4.200%, 01/08/98                                           6,000      6,017
  Health Facility Authority, Clarian Health Partners,
    Ser B, RB, VRDN, (C)(D)(E)
    3.900%, 06/04/97                                           2,000      2,000
  Indianapolis, Industrial Economic Development
    Authority, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.050%, 06/04/97                                           3,500      3,500
  Indianapolis, Industrial Multi-Family Housing
    Authority, Crossing Partners Project, RB, VRDN, AMT
    (C)(D)(E)
    4.150%, 06/04/97                                           8,700      8,700

106
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
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                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
INDIANA--CONTINUED
  Rockport County, Pollution Control Authority, Aep
    Generating Project, Ser B, RB, VRDN (AMBAC) (C)(D)
    4.150%, 06/02/97                                      $    1,600   $  1,600
                                                                       --------
    Total Indiana                                                        24,317
                                                                       --------
IOWA (0.6%)
  West Des Moines, Commercial Development Authority,
    Greyhound Lines Project, VRDN (C)(D)(E)
    3.800%, 06/04/97                                           2,500      2,500
                                                                       --------
KENTUCKY (0.9%)
  Jefferson County, Industrial Building
    Fisher-Klosterman Project, RB, VRDN (C)(D)(E)
    4.050%, 06/05/97                                           2,500      2,500
  State, Economic Development Financial Authority
    Hospital Facilities-Baptist Healthcare, RB, VRDN
    (C)(D)(E)
    3.850%, 06/05/97                                           1,400      1,400
                                                                       --------
    Total Kentucky                                                        3,900
                                                                       --------
LOUISIANA (2.4%)
  Lake Charles, Harbor & Terminal District Authority,
    Reynolds Metals Project, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           3,000      3,000
  Plaqeumines, Port Facilities, International Marine
    Terminal Project, Ser B, RB, Optional Put 03/15/98
    @ 100 (D)(E)
    3.750%, 03/15/06                                           1,000      1,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Louisiana Port Authority, Occidental Petroleum
    Project, RB, VRDN (C)(D)(E)
    3.800%, 06/04/97                                      $    4,500   $  4,500
  State, Offshore Terminal Authority Deepwater Port,
    Loop Inc - First Stage Project, Ser A, RB, VRDN,
    (C)(E)
    3.850%, 06/04/97                                           2,000      2,000
                                                                       --------
    Total Louisiana                                                      10,500
                                                                       --------
MAINE (1.0%)
  State, TAN, GO
    4.500%, 06/27/97                                           4,500      4,502
                                                                       --------
MARYLAND (2.7%)
  Baltimore County, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.000%, 06/04/97                                           1,000      1,000
  Baltimore, Industrial Development Authority, Days Inn
    of America Project, RB Callable
    12/01/97 @ 100 (F)
    12.625%, 12/01/04                                          2,000      2,087
  Montgomery County, Housing Opportunities Multi-Family
    Commission, Ser A, RB
    3.700%, 11/13/97                                           3,650      3,650
  State, Health & Higher Education Authority, Pooled
    Loan Program, Ser B, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           5,000      5,000
                                                                       --------
    Total Maryland                                                       11,737
                                                                       --------

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--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
MICHIGAN (3.4%)
  Michigan City, Industrial Economic Development,
    Performance Packaging, RB, VRDN (C)(D)(E)
    4.150%, 06/04/97                                      $    1,000   $  1,000
  Midland County, Economic Development, Dow Chemical
    Project, Ser B, RB, VRDN, (C)(D)
    4.000%, 06/02/97                                           5,575      5,575
  Oakland County, Economic Development, VRDN (C)(D)(E)
    4.100%, 06/04/97                                           1,000      1,000
  State, Housing Development Authority, WoodLand
    Meadows, RB, VRDN, AMT (C)(D)(E)(F)
    4.050%, 06/04/97                                           1,000      1,000
  State, Housing Development Authority, Harbortown,
    VRDN (C)(D)(E)
    3.975%, 06/05/97                                           3,000      3,000
  State, Strategic Industrial Development Authority,
    Norcor Manufacturing Project, RB, VRDN (C)(D)(E)
    4.000%, 06/03/97                                           3,000      3,000
                                                                       --------
    Total Michigan                                                       14,575
                                                                       --------
MISSISSIPPI (0.8%)
  Jackson County, Chevron USA Project, Ser 93, RB, VRDN
    (C)(D)
    4.050%, 06/02/97                                           3,500      3,500
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

MISSOURI (0.7%)
  Environmental Improvement and Energy Resource,
    Utilicorp United Project, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                      $      700   $    700
  State, Industrial Development Authority, Bachman
    Machine Project, Ser A, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                              90         90
  State, Industrial Development Authority, Plastic
    Enterprises Project, Ser A, RB, VRDN, AMT
    (C)(D)(E)(F)
    4.200%, 06/04/97                                             385        385
  State, Industrial Development Authority, Precision
    Stainless Project, Ser I, RB, VRDN, AMT (C)(D)(E)
    4.200%, 06/04/97                                              70         70
  State, Custody Receipt, Third Street Building
    Project, Ser A, GO, VRDN (C)(D)(E)
    4.200%, 06/04/97                                           2,000      2,000
                                                                       --------
    Total Missouri                                                        3,245
                                                                       --------
NEVADA (6.3%)
  Clark County, Airport Improvement Authority, Ser A,
    VRDN, (MBIA) (C)(D)
    3.850%, 06/04/97                                          10,000     10,000
  Clark County, Airport Improvement, Sub Lien, Ser A-1,
    RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           4,300      4,300

108
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
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                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
NEVADA--CONTINUED
  Clark County, Nevada Power Project, Ser A, VRDN, AMT
    (C)(D)(E)
    4.150%, 06/04/97                                      $    5,000   $  5,000
  Clark County, School District, VRDN (C)(D)(E)
    3.960%, 06/05/97                                           8,000      8,000
                                                                       --------
    Total Nevada                                                         27,300
                                                                       --------
NEW HAMPSHIRE (5.5%)
  State, Business Finance Authority, TECP
    3.650%, 07/29/97                                           7,000      7,000
  State, Business Finance Authority, Pollution Control,
    Ser D, VRDN, AMT (C)
    4.000%, 06/04/97                                           6,000      6,000
  State, Business Finance Authority, TECP (E)
    3.400%, 06/11/97                                           5,000      5,000
  State, Housing Finance Authority, Multi-Family,
    Fairways Project, Ser 1, RB, VRDN, AMT (C)(D)(E)
    4.000%, 06/04/97                                           5,000      5,000
  State, Pollution Control Authority, CT Power and
    Light, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                             800        800
                                                                       --------
    Total New Hampshire                                                  23,800
                                                                       --------
NEW MEXICO (2.2%)
  Hurley, New Mexico, Pollution Control Authority, RB,
    VRDN (C)(D)(E)
    4.150%, 06/02/97                                           2,200      2,200


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

NEW MEXICO--CONTINUED
  State, Educational Assistance Foundation, Student
    Loan Program, VRDN (AMBAC) (C)(D)
    4.100%, 06/05/97                                      $    3,490   $  3,490
  State, Mortgage Financial Authority, Ser B-CR-123,
    Optional Put 07/01/97 @ 100
    3.400%, 07/01/17                                           3,995      3,995
                                                                       --------
    Total New Mexico                                                      9,685
                                                                       --------
NEW YORK (1.8%)
  Urban Development Corporation, Senior Lien, VRDN
    (C)(D)
    3.960%, 06/05/97                                           7,600      7,600
                                                                       --------
NORTH CAROLINA (2.1%)
  Educational Facilities, Guilford College, VRDN
    (C)(D)(E)
    4.000%, 06/04/97                                           2,300      2,300
  Mecklenburg County, Industrial Facilities & Pollution
    Control, Sterigenics International Project, RB,
    VRDN, AMT (C)(D)(E)
    4.250%, 06/04/97                                           2,000      2,000
  State Municipal Power Authority, Finance Authority,
    TECP (E)
    3.400%, 06/10/97                                           5,000      5,000
                                                                       --------
    Total North Carolina                                                  9,300
                                                                       --------
NORTH DAKOTA (0.4%)
  Mercer County, Solid Waste Disposal Authority, United
    Power Project, RB, VRDN, AMT (C)(D)(E)
    3.550%, 06/02/97                                           1,900      1,900
                                                                       --------
OHIO (5.1%)
  Columbus, Sewer Revenue (C)(D)
    3.800%, 06/05/97                                           9,600      9,600

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--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
OHIO--CONTINUED
  State, Air Quality Development Authority, JMG Limited
    Partnership, Ser A, RB, VRDN, AMT (C)(D)(E)
    3.900%, 06/04/97                                      $    3,000   $  3,000
  State, Higher Education Authority, Lake Erie Project,
    RB, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           5,100      5,100
  State, Pollution Control Authority, Duquesne Project,
    RB, VRDN, AMT (C)(D)(E)
    3.950%, 06/04/97                                           3,000      3,000
  Trumbull County, St. Joseph Riverside Hospital
    Project, RB, Pre-Refunded
    11/01/97 @ 102 (F)
    7.750%, 11/01/13                                           1,500      1,555
                                                                       --------
    Total Ohio                                                           22,255
                                                                       --------
PENNSYLVANIA (3.8%)
  Beaver County, Industrial Development Authority,
    Duquesne Light Company Project, Ser B, VRDN
    (C)(D)(E)
    3.800%, 06/04/97                                           1,000      1,000
  Philadelphia School District, TRAN
    4.500%, 06/30/97                                           5,000      5,002
  Philadelphia, TRAN
    4.500%, 06/30/97                                           4,000      4,002
  State, Ser A, VRDN Pre-Refunded 11/01/99 @ 101.5,
    (C)(F)
    3.960%, 06/05/97                                           6,500      6,500
                                                                       --------
    Total Pennsylvania                                                   16,504
                                                                       --------


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

RHODE ISLAND (0.9%)
  State, TAN
    4.500%, 06/30/97                                      $    4,000   $  4,002
                                                                       --------
SOUTH CAROLINA (1.2%)
  York County, Pollution Control Revenue, Ser N-4,
    VRDN, Optional Put on
    9/15/97 @ 100 (C)(D)(E)
    3.550%, 09/15/14                                           5,000      5,000
                                                                       --------
TENNESSEE (2.5%)
  Covington, Industrial Development Board, Charms
    Project, RB, VRDN, AMT (C)(D)(E)
    4.050%, 06/04/97                                           3,000      3,000
  Hamilton County, Industrial Development Board,
    Tennessee Aquarium Project, VRDN (C)(D)(E)
    3.950%, 06/05/97                                           3,000      3,000
  Memphis-Shelby County, Industrial Development Board,
    Ponderosa Fibres American Project, RB, VRDN, AMT
    (C)(D)(E)
    4.100%, 06/05/97                                           1,600      1,600
  Nashville & Davidson County, Industrial Development
    Authority, Multi-Family Mortgage, Chimneytop II
    Project, RB, VRDN (C)(D)(E)
    3.950%, 06/02/97                                           1,325      1,325
  Nashville & Davidson County, Vanderbilt University,
    Ser 85A, VRDN, Optional Put 1/15/98, (C)(D)(E)
    3.650%, 01/15/15                                           2,000      2,002
                                                                       --------
    Total Tennessee                                                      10,927
                                                                       --------

110
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
-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
TEXAS (9.2%)
  Brazos River, TECP (E)
    3.450%, 06/09/97                                      $    2,700   $  2,700
  Brownsville, Utility System, TECP
    3.450%, 06/12/97                                           4,000      4,000
  Georgetown, Higher Education Financing Authority,
    Southwestern University Project, Ser 84, RB, VRDN
    (C)(D)(E)
    3.950%, 06/04/97                                           2,000      2,000
  Harris County, Health Facilities Authority, Memorial
    Hospital Project, Ser B, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           1,500      1,500
  Harris County, Housing Finance Corporation, Ser 1985,
    VRDN (C)(D)(E)
    4.225%, 06/05/97                                             900        900
  Harris County, Industrial Development Authority,
    Lubrizol Project, RB, VRDN (C)(D)
    3.850%, 06/04/97                                           1,600      1,600
  Harris County, Toll Roads, Ser H, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           5,500      5,500
  Lone Star, Airport Improvement, Ser A2, RB, VRDN
    (C)(D)
    4.000%, 06/02/97                                           1,700      1,700
  South Higher Education Authority, RB, VRDN, AMT
    (C)(D)(E)
    3.950%, 06/04/97                                           5,000      5,000
  State, Public Finance Authority, TECP
    3.650%, 08/11/97                                           5,000      5,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  State, TAN
    4.750%, 08/29/97                                      $   10,000   $ 10,019
                                                                       --------
    Total Texas                                                          39,919
                                                                       --------
UTAH (1.5%)
  Carbon County, Pollution Control Authority,
    Pacificorp Project, RB, VRDN (AMBAC) (C)(D)
    4.150%, 06/02/97                                           1,600      1,600
  Intermountain Power Agency, Ser E, RB, Optional Put
    09/15/97 @ 100 (E)
    3.500%, 07/01/14                                           1,000      1,000
  Intermountain Power Agency, Optional Put 06/16/97 @
    100, RB, VRDN (C)(D)(E)
    3.930%, 06/17/97                                           4,000      4,000
                                                                       --------
    Total Utah                                                            6,600
                                                                       --------
VERMONT (0.2%)
  State, Ser B, GO,
    4.600%, 08/01/97                                           1,000      1,001
                                                                       --------
TAX-EXEMPT MONEY MARKET FUND

VIRGINIA (3.6%)
  Bedford County, Industrial Development Authority,
    VRDN (C)(D)(E)
    4.000%, 06/05/97                                           2,500      2,500
  Chesterfield County, Industrial Development
    Authority, Allied Signal Project, RB, VRDN
    (C)(D)(E)
    4.050%, 06/04/97                                           3,000      3,000
  Commonwealth, Ser 1994, VRDN (C)(D)
    4.060%, 06/05/97                                           4,000      4,000

STATEMENT OF NET ASSETS------
  -----------------------------------------------
  ---------------------STI CLASSIC FUNDS  MAY 31, 1997

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
  Front Royal & Warren County, Industrial Development
    Authority, Pen Tab Industries Project, RB, VRDN,
    AMT (C)(D)(E)
    4.000%, 06/05/97                                      $    3,000   $  3,000
  Peninsula Port Authority, Dominion Term Project, Ser
    1987C, VRDN (C)(D)(E)
    3.950%, 06/02/97                                           3,300      3,300
                                                                       --------
    Total Virginia                                                       15,800
                                                                       --------
WASHINGTON (2.6%)
  Pierce County, Washington Economic Development,
    Weyerhaeuser Real Estate Project, RB, VRDN (C)(D)
    3.850%, 06/04/97                                           3,000      3,000
  Port of Seattle, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           1,600      1,600
  State Public Power Supply System, Nuclear Project #1,
    1993-1A3, RB, VRDN (C)(D)(E)
    3.850%, 06/04/97                                           3,500      3,500
  State Student Loan Finance Association, Ser B, RB,
    VRDN, AMT (C)(D)(E)
    3.950%, 06/05/97                                           3,000      3,000
                                                                       --------
    Total Washington                                                     11,100
                                                                       --------
WEST VIRGINIA (0.9%)
  Marshall County, Pollution Control Authority, Allied
    Signal Project, RB, VRDN (C)(D)(E)
    4.050%, 06/04/97                                           2,000      2,000


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Marshall County, PPG Industries Project, RB, VRDN
    (C)(D)(E)
    4.100%, 06/05/97                                      $    2,000   $  2,000
                                                                       --------
    Total West Virginia                                                   4,000
                                                                       --------
WISCONSIN (0.7%)
  Milwaukee, Ser BY, GO
    7.250%, 06/15/97                                           1,000      1,001
  Milwaukee, School Order Notes, Ser B
    4.250%, 08/21/97                                           1,000      1,002
  Racine, Wisconsin Promissory Notes, Ser 96 B, GO
    3.700%, 12/15/97                                           1,165      1,165
                                                                       --------
    Total Wisconsin                                                       3,168
                                                                       --------
WYOMING (1.1%)
  Sweetwater, Ser A, RB, VRDN (C)(D)(E)
    3.900%, 06/04/97                                           4,600      4,600
                                                                       --------
Total Municipal Bonds
  (Cost $428,223)                                                       428,223
                                                                       --------
CASH EQUIVALENT (1.3%)
  AIM Management Institutional Tax-Free Portfolio              5,853      5,853
                                                                       --------
Total Cash Equivalent
  (Cost $5,853)                                                           5,853
                                                                       --------
Total Investments (99.8%) (Cost $434,076)                               434,076
                                                                       --------
OTHER ASSETS AND LIABILITIES (0.2%)
Total Other Assets and Liabilities, Net                                     943
                                                                       --------

--------------------------------------------------
  ------------------------

-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based on 333,003,932
    outstanding shares of beneficial interest                          $333,004
  Fund shares of the Investor Shares (unlimited
    authorization -- no par value) based on 102,018,739
    outstanding shares of beneficial interest                           102,019


-------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
-------------------------------------------------------------------------------

  Accumulated net realized loss on investments                         $     (4)
                                                                       --------
Total Net Assets (100.0%)                                              $435,019
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                                $   1.00
                                                                       --------
                                                                       --------
Net Asset Value, Offering Price and Redemption Price
  Per Share -- Investor Shares                                         $   1.00
                                                                       --------
                                                                       --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 110.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------
STI CLASSIC FUNDS     MAY 31, 1997

                          KEY TO ABBREVIATIONS USED IN
                          THE STATEMENT OF NET ASSETS

ADR       American Depository Receipt
AMBAC     Security insured by the American Municipal Bond
          Assurance Company
AMT       Alternative Minimum Tax
ARM       Adjustable Rate Mortgage
Cl        Class
COP       Certificate of Participation
CV        Convertible Security
ETM       Escrowed to Maturity
F         Foreign Registry Shares
FGIC      Security insured by the Financial Guaranty Insurance
          Corporation
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Security insured by Financial Security Assurance
GDR       Global Depository Receipt
GDS       Global Depository Shares
GNMA      Government National Mortgage Association
GO        General Obligation
LYON      Liquid Yield Option Note
MBIA      Security insured by the Municipal Bond Investors
          Assurance
MTN       Medium Term Note
RB        Revenue Bond
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
Ser       Series
SLMA      Student Loan Marketing Association
STRIPS    Separately Traded Registered Interest and Principal
          Security
TAN       Tax Anticipation Note
TECP      Tax Exempt Commercial Paper
TRAN      Tax & Revenue Anticipation Note
VRDN      Variable Rate Demand Note
*         Non-income producing securities

(A)       Zero Coupon Bond
(B)       Private Placement Security
(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May
          31, 1997.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)       Collateralized by U.S. Government Securities
(G)       In local currency

                 (This page has been left blank intentionally.)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                    MID-CAP   SMALL CAP    CAPITAL
                     VALUE INCOME   EQUITY      EQUITY     GROWTH
                      STOCK FUND     FUND        FUND       FUND
                     ------------  ---------  ----------  ---------
                      06/01/96-    06/01/96-  01/31/97*-  06/01/96-
                       05/31/97    05/31/97    05/31/97   05/31/97
                        (000)        (000)      (000)       (000)
                     ------------  ---------  ----------  ---------
Income:
  Interest Income...   $  5,035     $  1,386    $   92    $   6,139
  Dividend Income...     44,675        2,627       765       18,021
  Less: Foreign
    Taxes
    Withheld........         --           --        --           --
                     ------------  ---------  ----------  ---------
      Total
       Investment
       Income.......     49,710        4,013       857       24,160
                     ------------  ---------  ----------  ---------
Expenses:
  Investment
    Advisory Fees...     12,026        3,328       322       14,003
  Less: Investment
    Advisory Fees
    Waived..........         --         (318)      (48)      (1,226)
  Less: Contribution
    from Advisor....         --           --        --           --
  Administrator
    Fees............      1,009          194        18          818
  Transfer Agent
    Fees -- Trust
    Shares..........         16           15         6           16
  Transfer Agent
    Fees -- Investor
    Shares..........        103           31        --          166
  Transfer Agent
    Fees -- Flex
    Shares..........         53           24        --           37
  Transfer Agent Out
    of Pocket
    Fees............        114           22         1           98
  Printing
    Expenses........        102           20         2           85
  Custody Fees......         73           14         1           62
  Professional
    Fees............         77           15         2           63
  Trustee Fees......         22            4        --           19
  Registration
    Fees............        138           27        22           58
  Distribution Fees
    -- Investor
    Shares..........        470           82        --        1,345
  Less: Distribution
    Fees Waived --
    Investor
    Shares..........        (32)         (26)       --         (236)
  Distribution Fees
    -- Flex
    Shares..........        444           74        --          213
  Less: Distribution
    Fees Waived --
    Flex Shares.....        (11)         (20)       --          (12)
  Insurance and
    Other Fees......         46           14        --           40
  Amortization of
    Deferred
    Organization
    Costs...........         11           --        10            8
                     ------------  ---------  ----------  ---------
      Total
       Expenses.....     14,661        3,500       336       15,557
                     ------------  ---------  ----------  ---------
        Net
        Investment
        Income
        (Loss)......     35,049          513       521        8,603
                     ------------  ---------  ----------  ---------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain
    (Loss) on
    Securities
    Sold............    243,189       33,978     1,757      221,554
  Net Realized Loss
    on Foreign
    Currency
    Transactions....         --           --        --           --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on Foreign
    Currency and
    Translation of
    Other Assets and
    Liabilities in
    Foreign
    Currency........         --           --        --           --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on
    Investments.....     33,953        4,912     7,644       43,851
                     ------------  ---------  ----------  ---------
        Total Net
        Realized and
        Unrealized
        Gain on
      Investments...    277,142       38,890     9,401      265,405
                     ------------  ---------  ----------  ---------
Net Increase in Net
  Assets from
  Operations........   $312,191     $ 39,403    $9,922    $ 274,008
                     ------------  ---------  ----------  ---------
                     ------------  ---------  ----------  ---------

*    Commencement of Operations
Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                EMERGING    INTERNATIONAL                              INVESTMENT GRADE   FLORIDA    TENNESSEE
                     BALANCED    MARKETS    EQUITY INDEX   INTERNATIONAL    SUNBELT    TAX-EXEMPT BOND   TAX-EXEMPT  TAX-EXEMPT
                       FUND    EQUITY FUND      FUND        EQUITY FUND   EQUITY FUND        FUND        BOND FUND   BOND FUND
                     --------  -----------  -------------  -------------  -----------  ----------------  ----------  ----------
                     06/01/96- 01/31/97*-     06/01/96-      06/01/96-     06/01/96-      06/01/96-      06/01/96-   06/01/96-
                     05/31/97   05/31/97      05/31/97       05/31/97      05/31/97        05/31/97       05/31/97    05/31/97
                      (000)       (000)         (000)          (000)         (000)          (000)          (000)       (000)
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Income:
  Interest Income... $  3,654    $   49        $   13         $   922      $     18        $ 8,107         $2,318       $282
  Dividend Income...    1,113       272         1,382           6,838         2,081             --             --         --
  Less: Foreign
    Taxes
    Withheld........       --       (14)         (108)           (645)           --             --             --         --
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
      Total
       Investment
       Income.......    4,767       307         1,287           7,115         2,099          8,107          2,318        282
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Expenses:
  Investment
    Advisory Fees...    1,177       137           658           4,494         4,842          1,272            293         35
  Less: Investment
    Advisory Fees
    Waived..........     (151)      (53)          (80)           (157)         (442)          (189)           (73)       (35)
  Less: Contribution
    from Advisor....       --        --            --              --            --             --             --        (10)
  Administrator
    Fees............       83         7            48             240           283            115             31          4
  Transfer Agent
    Fees -- Trust
    Shares..........       16         5            18              12            16             16             16         16
  Transfer Agent
    Fees -- Investor
    Shares..........       17        --            21              14            44             34             13         12
  Transfer Agent
    Fees -- Flex
    Shares..........       17        --            15              17            20             15             14         13
  Transfer Agent Out
    of Pocket
    Fees............        9         1             9              22            33             15              3         --
  Printing
    Expenses........        8         6             7              21            30             13              3         --
  Custody Fees......        6        34            70             484            21              9              2          1
  Professional
    Fees............        6         1             6              15            22              9              2         --
  Trustee Fees......        2        --             2               5             7              3              1         --
  Registration
    Fees............       21        11             5             111            31             12              6          1
  Distribution Fees
    -- Investor
    Shares..........       15        --            22              21           119            148              6          3
  Less: Distribution
    Fees Waived --
    Investor
    Shares..........      (13)       --           (14)            (10)          (39)           (47)            (6)        --
  Distribution Fees
    -- Flex
    Shares..........       43        --            10              33            45             51             27         23
  Less: Distribution
    Fees Waived --
    Flex Shares.....      (14)       --           (10)            (15)          (18)           (15)           (21)        (8)
  Insurance and
    Other Fees......        4         4            15              18            13              7              2         --
  Amortization of
    Deferred
    Organization
    Costs...........       --        10             3               2            --              8             --         --
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
      Total
       Expenses.....    1,246       163           805           5,327         5,027          1,476            319         55
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
        Net
        Investment
        Income
        (Loss)......    3,521       144           482           1,788        (2,928)         6,631          1,999        227
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain
    (Loss) on
    Securities
    Sold............   11,411        80         4,148          31,885        24,062          2,924           (209)       (11)
  Net Realized Loss
    on Foreign
    Currency
    Transactions....       --       (18)          (50)           (949)           --             --             --         --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on Foreign
    Currency and
    Translation of
    Other Assets and
    Liabilities in
    Foreign
    Currency........       --        --           (21)             16            --             --             --         --
  Net Change in
    Unrealized
    Appreciation
    (Depreciation)
    on
    Investments.....    5,223     2,108          (466)         51,213       (18,818)         2,169          1,157        153
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
        Total Net
        Realized and
        Unrealized
        Gain on
      Investments...   16,634     2,170         3,611          82,165         5,244          5,093            948        142
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
Net Increase in Net
  Assets from
  Operations........ $ 20,155    $2,314        $4,093         $83,953      $  2,316        $11,724         $2,947       $369
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----
                     --------  -----------     ------      -------------  -----------      -------       ----------    -----

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                 GEORGIA     INVESTMENT
                                TAX-EXEMPT   GRADE BOND   SHORT-TERM
                                BOND FUND       FUND      BOND FUND
                                ----------   ----------   ----------
                                06/01/96-    06/01/96-    06/01/96-
                                 05/31/97     05/31/97     05/31/97
                                  (000)        (000)        (000)
                                ----------   ----------   ----------
Interest Income...............    $1,875      $43,028       $5,793
                                ----------   ----------   ----------
Expenses:
  Investment Advisory Fees....       246        4,793          624
  Less: Investment Advisory
    Fees Waived...............       (64)        (645)        (138)
  Administrator Fees..........        25          435           65
  Less: Administrator Fees
    Waived....................        --           --           --
  Transfer Agent Fees -- Trust
    Shares....................        16           16           16
  Transfer Agent Fees --
    Investor Shares...........        13           46           13
  Transfer Agent Fees -- Flex
    Shares....................        14           19           13
  Transfer Agent Out of Pocket
    Fees......................         3           54            8
  Printing Expenses...........         2           49            7
  Custody Fees................         2           34            5
  Professional Fees...........         2           34            5
  Trustee Fees................         1           11            2
  Registration Fees...........         5           64           13
  Distribution Fees --
    Investor Shares...........         6          153            5
  Less: Distribution Fees
    Waived -- Investor
    Shares....................        (6)         (59)          (5)
  Distribution Fees -- Flex
    Shares....................        46           54           10
  Less: Distribution Fees
    Waived -- Flex Shares.....       (26)         (24)         (10)
  Insurance and Other Fees....         1           22            3
  Amortization of Deferred
    Organization Costs........        --            8            5
                                ----------   ----------   ----------
      Total Expenses..........       286        5,064          641
                                ----------   ----------   ----------
        Net Investment
        Income................     1,589       37,964        5,152
                                ----------   ----------   ----------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on
    Securities Sold...........         7       (5,113)        (321)
  Net Change in Unrealized
    Appreciation on
    Investments...............       882       10,558        1,027
                                ----------   ----------   ----------
        Total Net Realized and
        Unrealized Gain (Loss)
        on Investments........       889        5,445          706
                                ----------   ----------   ----------
Net Increase in Net Assets
  from Operations.............    $2,478      $43,409       $5,858
                                ----------   ----------   ----------
                                ----------   ----------   ----------

Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                 SHORT-TERM                                             PRIME                          TAX-EXEMPT
                                U.S. TREASURY     LIMITED-TERM                         QUALITY      U.S. GOVERNMENT      MONEY
                                 SECURITIES     FEDERAL MORTGAGE   U.S. GOVERNMENT   MONEY MARKET   SECURITIES MONEY     MARKET
                                    FUND        SECURITIES FUND    SECURITIES FUND       FUND         MARKET FUND         FUND
                                -------------   ----------------   ---------------   ------------   ----------------   ----------
                                  06/01/96-        06/01/96-          06/01/96-       06/01/96-        06/01/96-       06/01/96-
                                  05/31/97          05/31/97          05/31/97         05/31/97         05/31/97        05/31/97
                                    (000)            (000)              (000)           (000)            (000)           (000)
                                   ------            ------            ------        ------------       -------        ----------
Interest Income...............     $1,410            $6,871            $1,411          $82,489          $20,206         $15,230
                                   ------            ------            ------        ------------       -------        ----------
Expenses:
  Investment Advisory Fees....        156               691               150            9,767            2,455           2,361
  Less: Investment Advisory
    Fees Waived...............        (73)             (151)              (59)          (2,181)            (519)           (674)
  Administrator Fees..........         16                71                14            1,009              254             289
  Less: Administrator Fees
    Waived....................         --                --                --             (348)             (41)             --
  Transfer Agent Fees -- Trust
    Shares....................         16                16                16               16               16              16
  Transfer Agent Fees --
    Investor Shares...........         14                13                13               35               23              18
  Transfer Agent Fees -- Flex
    Shares....................         14                14                15               --               --              --
  Transfer Agent Out of Pocket
    Fees......................          2                 6                 1              107               34              36
  Printing Expenses...........          2                 6                 1               95               26              29
  Custody Fees................          1                 4                 1               69               21              22
  Professional Fees...........          1                 5                 1               80               21              23
  Trustee Fees................         --                 1                --               21                7               7
  Registration Fees...........         17                30                19              162               27              38
  Distribution Fees --
    Investor Shares...........          7                 6                10              551              106             149
  Less: Distribution Fees
    Waived -- Investor
    Shares....................         (7)               (6)               (9)            (208)             (40)            (59)
  Distribution Fees -- Flex
    Shares....................         21                16                30               --               --              --
  Less: Distribution Fees
    Waived -- Flex Shares.....        (20)              (16)              (15)              --               --              --
  Insurance and Other Fees....          1                 3                 1               25                8               9
  Amortization of Deferred
    Organization Costs........          4                 2                 2                8                8               8
                                   ------            ------            ------        ------------       -------        ----------
      Total Expenses..........        172               711               191            9,208            2,406           2,272
                                   ------            ------            ------        ------------       -------        ----------
        Net Investment
        Income................      1,238             6,160             1,220           73,281           17,800          12,958
                                   ------            ------            ------        ------------       -------        ----------
Net Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on
    Securities Sold...........        (25)                1               (17)            (121)             (51)             10
  Net Change in Unrealized
    Appreciation on
    Investments...............         88               303               214               --               --              --
                                   ------            ------            ------        ------------       -------        ----------
        Total Net Realized and
        Unrealized Gain (Loss)
        on Investments........         62               304               197             (121)             (51)             10
                                   ------            ------            ------        ------------       -------        ----------
Net Increase in Net Assets
  from Operations.............     $1,301            $6,464            $1,417          $73,160          $17,749         $12,968
                                   ------            ------            ------        ------------       -------        ----------
                                   ------            ------            ------        ------------       -------        ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                                                                         SMALL CAP
                                 VALUE INCOME STOCK FUND       MID-CAP EQUITY FUND      EQUITY FUND
                                --------------------------  --------------------------  ------------
                                 06/01/96-     06/01/95-     06/01/96-     06/01/95-     01/31/97*-
                                  05/31/97      05/31/96      05/31/97      05/31/96      05/31/97
                                   (000)         (000)         (000)         (000)         (000)
                                ------------  ------------  ------------  ------------  ------------
Operations:
  Net Investment Income
    (Loss).....................  $   35,049    $   33,101     $    513      $  1,365      $    521
  Net Realized Gain on
    Investments................     243,189       196,134       33,978        29,513         1,757
  Net Realized Loss on Foreign
    Currency Transactions......          --            --           --            --            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................          --            --           --            --            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............      33,953        60,796        4,912        12,518         7,644
                                ------------  ------------  ------------  ------------  ------------
       Increase in Net Assets
       from Operations.........     312,191       290,031       39,403        43,396         9,922
                                ------------  ------------  ------------  ------------  ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............     (30,805)      (29,124)        (962)       (1,285)         (205)
    Investor Shares............      (2,820)       (2,618)         (17)          (30)           --
    Flex Shares................        (606)         (206)          --            (1)           --
  Capital Gains:
    Trust Shares...............    (166,191)      (92,363)     (24,244)      (13,072)           --
    Investor Shares............     (18,030)       (9,853)      (1,770)         (922)           --
    Flex Shares................      (5,570)       (1,106)        (676)         (167)           --
                                ------------  ------------  ------------  ------------  ------------
       Total Distributions.....    (224,022)     (135,270)     (27,669)      (15,477)         (205)
                                ------------  ------------  ------------  ------------  ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................     380,339       371,542      113,386       133,402       126,046
    Reinvestment of Cash
      Distributions............     179,808       111,671       22,790        13,361           137
    Cost of Shares
      Repurchased..............    (392,524)     (369,739)    (113,291)      (44,487)       (4,851)
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............     167,623       113,474       22,885       102,276       121,332
                                ------------  ------------  ------------  ------------  ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................      31,242        31,177        5,664        10,027            --
    Reinvestment of Cash
      Distributions............      20,626        12,291        1,783           948            --
    Cost of Shares
      Repurchased..............     (24,774)      (19,420)      (5,934)       (2,010)           --
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............      27,094        24,048        1,513         8,965            --
                                ------------  ------------  ------------  ------------  ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................      43,363        24,893        5,680         5,125            --
    Reinvestment of Cash
      Distributions............       6,080         1,301          666           163            --
    Cost of Shares
      Repurchased..............      (6,096)       (1,416)      (1,648)         (450)           --
                                ------------  ------------  ------------  ------------  ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............      43,347        24,778        4,698         4,838            --
                                ------------  ------------  ------------  ------------  ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............     238,064       162,300       29,096       116,079       121,332
                                ------------  ------------  ------------  ------------  ------------
       Total Increase
       (Decrease) in Net
       Assets..................     326,233       317,061       40,830       143,998       131,049
                                ------------  ------------  ------------  ------------  ------------
Net Assets:
  Beginning of Period..........   1,401,294     1,084,233      276,905       132,907            --
                                ------------  ------------  ------------  ------------  ------------
  End of Period................  $1,727,527    $1,401,294     $317,735      $276,905      $131,049
                                ------------  ------------  ------------  ------------  ------------
                                ------------  ------------  ------------  ------------  ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............      29,343        29,898        9,011        10,952        12,290
    Shares Issued in Lieu of
      Cash Distributions.......      14,654         9,282        1,853         1,144            13
    Shares Redeemed............     (30,076)      (30,154)      (9,008)       (3,620)         (466)
                                ------------  ------------  ------------  ------------  ------------
       Net Trust Share
       Transactions............      13,921         9,026        1,856         8,476        11,837
                                ------------  ------------  ------------  ------------  ------------
  Investor Shares:
    Shares Issued..............       2,411         2,522          455           824            --
    Shares Issued in Lieu of
      Cash Distributions.......       1,683         1,023          145            82            --
    Shares Redeemed............      (1,906)       (1,569)        (472)         (165)           --
                                ------------  ------------  ------------  ------------  ------------
       Net Investor Share
       Transactions............       2,188         1,976          128           741            --
                                ------------  ------------  ------------  ------------  ------------
  Flex Shares:
    Shares Issued..............       3,360         2,014          459           419            --
    Shares Issued in Lieu of
      Cash Distributions.......         500           108           55            14            --
    Shares Redeemed............        (470)         (113)        (134)          (37)           --
                                ------------  ------------  ------------  ------------  ------------
       Net Flex Share
       Transactions............       3,390         2,009          380           396            --
                                ------------  ------------  ------------  ------------  ------------
                                ------------  ------------  ------------  ------------  ------------

*Commencement of operations.
 Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                                                                                              INTERNATIONAL
                                                                                        EMERGING                  EQUITY
                                  CAPITAL GROWTH FUND         BALANCED FUND        MARKETS EQUITY FUND          INDEX FUND
                                -----------------------  ------------------------  -------------------  --------------------------
                                06/01/96-   06/01/95-      06/01/96-    06/01/95-      01/31/97*-        06/01/96-     06/01/95-
                                 05/31/97    05/31/96      05/31/97     05/31/96        05/31/97          05/31/97      05/31/96
                                  (000)       (000)          (000)        (000)           (000)            (000)         (000)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Operations:
  Net Investment Income
    (Loss)..................... $    8,603  $    9,278     $  3,521     $  3,088        $    144          $    482      $   800
  Net Realized Gain on
    Investments................    221,554     224,050       11,411       11,091              80             4,148        1,134
  Net Realized Loss on Foreign
    Currency Transactions......         --          --           --           --             (18)              (50)          --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................         --          --           --           --              --               (21)          (7)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............     43,851      63,301        5,223        1,891           2,108              (466)       6,362
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Increase in Net Assets
       from Operations.........    274,008     296,629       20,155       16,070           2,314             4,093        8,289
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............     (7,993)      (9,644)     (3,051)      (2,933)             --              (614)      (1,048)
    Investor Shares............       (338)        (570)       (139)        (115)             --               (35)         (59)
    Flex Shares................         --          (5)         (77)         (31)             --                --           (7)
  Capital Gains:
    Trust Shares...............   (180,731)     (41,659)     (9,775)        (904)             --            (1,696)        (743)
    Investor Shares............    (35,976)      (7,343)       (505)         (44)             --              (154)         (43)
    Flex Shares................     (3,858)        (227)       (388)         (18)             --               (27)          (6)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Total Distributions.....   (228,896)     (59,448)    (13,935)      (4,045)             --            (2,526)      (1,906)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................    295,281     187,108       75,303       54,735          42,043            21,944       62,965
    Reinvestment of Cash
      Distributions............    178,092      48,431       12,606        3,784              --             1,958        1,417
    Cost of Shares
      Repurchased..............   (406,707)    (439,271)    (54,011)     (47,301)         (4,862)          (62,693)     (68,891)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............     66,666    (203,732)      33,898       11,218          37,181           (38,791)      (4,509)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................     22,778      21,971        1,430        1,315              --             2,579        3,017
    Reinvestment of Cash
      Distributions............     36,046       7,818          633          155              --               189          101
    Cost of Shares
      Repurchased..............    (38,034)     (34,867)     (1,149)        (844)             --            (2,981)      (1,782)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............     20,790      (5,078)         914          626              --              (213)       1,336
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................     23,389      10,505        3,065        3,359              --               334          992
    Reinvestment of Cash
      Distributions............      3,813         230          462           49              --                27           13
    Cost of Shares
      Repurchased..............     (2,774)        (641)       (787)        (428)             --              (410)        (127)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............     24,428      10,094        2,740        2,980              --               (49)         878
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............    111,884    (198,716)      37,552       14,824          37,181           (39,053)      (2,295)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Total Increase
       (Decrease) in Net
       Assets..................    156,996      38,465       43,772       26,849          39,495           (37,486)       4,088
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
Net Assets:
  Beginning of Period..........  1,183,545   1,145,080      119,665       92,816              --            97,494       93,406
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  End of Period................ $1,340,541  $1,183,545     $163,437     $119,665        $ 39,495          $ 60,008      $97,494
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............     20,391      13,624        6,572        4,974           4,128             2,030        5,971
    Shares Issued in Lieu of
      Cash Distributions.......     13,369       3,617        1,122          346              --               184          134
    Shares Redeemed............    (27,687)     (32,204)     (4,686)      (4,335)           (468)           (5,800)      (6,536)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Trust Share
       Transactions............      6,073     (14,963)       3,008          985           3,660            (3,586)        (431)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Investor Shares:
    Shares Issued..............      1,573       1,605          122          119              --               241          286
    Shares Issued in Lieu of
      Cash Distributions.......      2,717         585           56           14              --                18           10
    Shares Redeemed............     (2,607)      (2,576)        (99)         (76)             --              (277)        (170)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Investor Share
       Transactions............      1,683        (386)          79           57              --               (18)         126
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
  Flex Shares:
    Shares Issued..............      1,620         768          265          305              --                31           95
    Shares Issued in Lieu of
      Cash Distributions.......        289          17           41            5              --                 3            1
    Shares Redeemed............       (191)         (46)        (68)         (38)             --               (38)         (12)
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
       Net Flex Share
       Transactions............      1,718         739          238          272              --                (4)          84
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------
                                ---------- ------------  -------------  ---------     ----------        ------------  ------------


                                     INTERNATIONAL
                                      EQUITY FUND         SUNBELT EQUITY FUND
                                 ----------------------  ----------------------
                                 06/01/96-  12/01/95*-   06/01/96-  06/01/95-
                                 05/31/97    05/31/96    05/31/97    05/31/96
                                   (000)      (000)        (000)      (000)
                                 --------- ------------  --------- ------------
Operations:
  Net Investment Income
    (Loss).....................  $   1,788   $    986    $  (2,928)   $ (1,275)
  Net Realized Gain on
    Investments................     31,885      4,059       24,062     39,898
  Net Realized Loss on Foreign
    Currency Transactions......       (949)       (265)         --         --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Foreign Currency and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency...................         16        (10)          --         --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............     51,213     13,617      (18,818)     84,777
                                 --------- ------------  --------- ------------
       Increase in Net Assets
       from Operations.........     83,953     18,387        2,316    123,400
                                 --------- ------------  --------- ------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares...............       (638)         --          --         --
    Investor Shares............         --         --           --         --
    Flex Shares................         --         --           --         --
  Capital Gains:
    Trust Shares...............     (9,573)         --     (29,932)     (5,188)
    Investor Shares............       (182)         --      (2,119)       (426)
    Flex Shares................        (75)         --        (360)        (20)
                                 --------- ------------  --------- ------------
       Total Distributions.....    (10,468)         --     (32,411)     (5,634)
                                 --------- ------------  --------- ------------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
      Issued...................    382,588    212,805      208,763    132,237
    Reinvestment of Cash
      Distributions............      9,386         --       27,551      4,956
    Cost of Shares
      Repurchased..............   (187,406)    (17,640)   (239,412)    (92,700)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Trust Share
    Transactions...............    204,568    195,165       (3,098)     44,493
                                 --------- ------------  --------- ------------
  Investor Shares:
    Proceeds from Shares
      Issued...................      7,794      3,467        6,043      5,187
    Reinvestment of Cash
      Distributions............        181         --        2,111        426
    Cost of Shares
      Repurchased..............     (2,060)       (220)     (7,103)     (7,209)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Investor Share
    Transactions...............      5,915      3,247        1,051     (1,596)
                                 --------- ------------  --------- ------------
  Flex Shares:
    Proceeds from Shares
      Issued...................      7,049        911        3,978      2,489
    Reinvestment of Cash
      Distributions............         74         --          354         20
    Cost of Shares
      Repurchased..............       (424)         (3)     (1,172)       (123)
                                 --------- ------------  --------- ------------
  Increase (Decrease) in Net
    Assets From Flex Share
    Transactions...............      6,699        908        3,160      2,386
                                 --------- ------------  --------- ------------
    Increase (Decrease) in Net
      Assets From Share
      Transactions.............    217,182    199,320        1,113     45,283
                                 --------- ------------  --------- ------------
       Total Increase
       (Decrease) in Net
       Assets..................    290,667    217,707      (28,982)    163,049
                                 --------- ------------  --------- ------------
Net Assets:
  Beginning of Period..........    217,707         --      444,137    281,088
                                 --------- ------------  --------- ------------
  End of Period................  $ 508,374   $217,707    $ 415,155   $444,137
                                 --------- ------------  --------- ------------
                                 --------- ------------  --------- ------------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued..............     31,059     20,338       16,289     10,848
    Shares Issued in Lieu of
      Cash Distributions.......        785         --        2,176        437
    Shares Redeemed............    (14,649)     (1,635)    (18,979)     (7,882)
                                 --------- ------------  --------- ------------
       Net Trust Share
       Transactions............     17,195     18,703         (514)      3,403
                                 --------- ------------  --------- ------------
  Investor Shares:
    Shares Issued..............        634        324          473        428
    Shares Issued in Lieu of
      Cash Distributions.......         15         --          169         38
    Shares Redeemed............       (166)        (21)       (569)       (614)
                                 --------- ------------  --------- ------------
       Net Investor Share
       Transactions............        483        303           73       (148)
                                 --------- ------------  --------- ------------
  Flex Shares:
    Shares Issued..............        566         84          310        202
    Shares Issued in Lieu of
      Cash Distributions.......          6         --           29          2
    Shares Redeemed............        (34)         --         (95)        (10)
                                 --------- ------------  --------- ------------
       Net Flex Share
       Transactions............        538         84          244        194
                                 --------- ------------  --------- ------------
                                 --------- ------------  --------- ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                          INVESTMENT GRADE TAX-      FLORIDA TAX-EXEMPT     TENNESSEE TAX-EXEMPT
                                             EXEMPT BOND FUND             BOND FUND               BOND FUND
                                         ------------------------   ---------------------   ---------------------
                                         06/01/96-    06/01/95-     06/01/96-   06/01/95-   06/01/96-   06/01/95-
                                         05/31/97      05/31/96     05/31/97    05/31/96    05/31/97    05/31/96
                                           (000)        (000)         (000)       (000)       (000)       (000)
                                         ---------   ------------   ---------   ---------   ---------   ---------
Operations:
  Net Investment Income................  $  6,631      $  5,851      $ 1,999     $ 1,235     $  227      $  185
  Net Realized Gain (Loss) on
    Investments........................     2,924         5,634         (209)        220        (11)         13
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......     2,169        (3,672)       1,157        (723)       153         (96)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Increase in Net Assets from
       Operations......................    11,724         7,813        2,947         732        369         102
                                         ---------   ------------   ---------   ---------   ---------   ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................    (5,248)       (4,292)      (1,748)       (996)       (74)        (80)
    Investor Shares....................    (1,226)       (1,492)        (154)       (171)       (65)        (54)
    Flex Shares........................      (159)         (120)        (101)        (65)       (88)        (51)
  Capital Gains:
    Trust Shares.......................    (2,384)       (3,335)        (126)       (111)        --          --
    Investor Shares....................      (623)       (1,295)         (11)        (21)        --          --
    Flex Shares........................       (92)         (137)          (9)        (10)        --          --
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Total Distributions.............    (9,732)      (10,671)      (2,149)     (1,374)      (227)       (185)
                                         ---------   ------------   ---------   ---------   ---------   ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........    45,948        87,347       27,976      30,124      1,241         414
    Reinvestment of Cash
      Distributions....................     3,196         4,062          314         228         33          36
    Cost of Shares Repurchased.........   (36,027)      (42,946)      (9,265)     (9,139)    (1,174)       (264)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......    13,117        48,463       19,025      21,213        100         186
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Investor Shares:
    Proceeds from Shares Issued........     2,163         4,535          923       1,865        450         668
    Reinvestment of Cash
      Distributions....................     1,619         2,347          128         127         51          35
    Cost of Shares Repurchased.........    (9,763)      (10,550)      (1,919)     (1,235)      (459)       (333)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...    (5,981)       (3,668)        (868)        757         42         370
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Flex Shares:
    Proceeds from Shares Issued........     1,973         6,823        1,182       2,844        836       2,235
    Reinvestment of Cash
      Distributions....................       222           222           80          50         53          36
    Cost of Shares Repurchased.........    (3,111)       (1,413)      (1,011)       (153)      (456)       (215)
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......      (916)        5,632          251       2,741        433       2,056
                                         ---------   ------------   ---------   ---------   ---------   ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........     6,220        50,427       18,408      24,711        575       2,612
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Total Increase (Decrease) in Net
       Assets..........................     8,212        47,569       19,206      24,069        717       2,529
                                         ---------   ------------   ---------   ---------   ---------   ---------
Net Assets:
  Beginning of Period..................   167,470       119,901       37,507      13,438      5,363       2,834
                                         ---------   ------------   ---------   ---------   ---------   ---------
  End of Period........................  $175,682      $167,470      $56,713     $37,507     $6,080      $5,363
                                         ---------   ------------   ---------   ---------   ---------   ---------
                                         ---------   ------------   ---------   ---------   ---------   ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................     4,112         7,736        2,728       2,945        130          43
    Shares Issued in Lieu of Cash
      Distributions....................       286           362           31          22          3           4
    Shares Redeemed....................    (3,216)       (3,816)        (907)       (902)      (122)        (28)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Trust Share Transactions....     1,182         4,282        1,852       2,065         11          19
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Investor Shares:
    Shares Issued......................       193           401           89         182         47          70
    Shares Issued in Lieu of Cash
      Distributions....................       144           208           13          12          5           4
    Shares Redeemed....................      (869)         (934)        (188)       (120)       (48)        (35)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Investor Share
       Transactions....................      (532)         (325)         (86)         74          4          39
                                         ---------   ------------   ---------   ---------   ---------   ---------
  Flex Shares:
    Shares Issued......................       176           603          115         277         88         233
    Shares Issued in Lieu of Cash
      Distributions....................        20            20            8           5          6           4
    Shares Redeemed....................      (277)         (125)         (99)        (15)       (48)        (23)
                                         ---------   ------------   ---------   ---------   ---------   ---------
       Net Flex Share Transactions.....       (81)          498           24         267         46         214
                                         ---------   ------------   ---------   ---------   ---------   ---------
                                         ---------   ------------   ---------   ---------   ---------   ---------

Amounts designated as "--" are either $0 or round to $0.

--------------------------------------------------------------------------------

                                              GEORGIA                                                       SHORT-TERM U.S.
                                             TAX-EXEMPT         INVESTMENT GRADE                          TREASURY SECURITIES
                                             BOND FUND             BOND FUND        SHORT-TERM BOND FUND          FUND
                                        --------------------  --------------------  --------------------  --------------------
                                        06/01/96-  06/01/95-  06/01/96-  06/01/95-  06/01/96-  06/01/95-  06/01/96-  06/01/95-
                                        05/31/97   05/31/96   05/31/97   05/31/96   05/31/97   05/31/96   05/31/97   05/31/96
                                          (000)      (000)      (000)      (000)      (000)      (000)      (000)      (000)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net Investment Income................  $ 1,589    $   971   $ 37,964   $ 35,694    $ 5,152    $ 4,224    $ 1,238    $   915
  Net Realized Gain (Loss) on
    Investments........................        7        330     (5,113)    19,716       (321)     1,358        (25)        95
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......      882       (789)    10,558    (32,383)     1,027     (2,395)        88       (294)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Increase in Net Assets from
       Operations......................    2,478        512     43,409     23,027      5,858      3,187      1,301        716
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................   (1,285)      (747)   (35,713)   (33,703)    (4,983)    (4,065)      (934)      (551)
    Investor Shares....................     (139)      (139)    (1,950)    (1,908)      (120)      (133)      (205)      (308)
    Flex Shares........................     (165)       (88)      (270)      (114)       (51)       (26)       (99)       (56)
  Capital Gains:
    Trust Shares.......................     (153)       (26)        --         --       (311)      (124)        --         --
    Investor Shares....................      (17)        (6)        --         --         (7)        (4)        --         --
    Flex Shares........................      (26)        (4)        --         --         (4)        (1)        --         --
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Total Distributions.............   (1,785)    (1,010)   (37,933)   (35,725)    (5,476)    (4,353)    (1,238)      (915)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........   29,571     17,893    218,768    203,235     43,385     60,843     17,856      5,744
    Reinvestment of Cash
      Distributions....................      761        215     27,532     26,403      3,426      2,588        465        334
    Cost of Shares Repurchased.........  (14,098)    (7,944)  (217,253)  (161,583)   (48,636)   (32,113)    (6,510)    (5,409)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......   16,234     10,164     29,047     68,055     (1,825)    31,318     11,811        669
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Investor Shares:
    Proceeds from Shares Issued........      573        661      5,838      8,832        602        642        745        966
    Reinvestment of Cash
      Distributions....................      137        109      1,770      1,510        111         90        204        278
    Cost of Shares Repurchased.........     (677)      (596)   (10,944)    (7,248)    (1,240)      (606)    (1,238)    (4,147)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...       33        174     (3,336)     3,094       (527)       126       (289)    (2,903)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Flex Shares:
    Proceeds from Shares Issued........    1,697      4,355      3,077      5,179        523      1,014        825      2,603
    Reinvestment of Cash
      Distributions....................      172         75        237         88         50         22         85         39
    Cost of Shares Repurchased.........   (1,499)      (150)    (2,217)      (508)      (469)       (53)    (2,259)      (188)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......      370      4,280      1,097      4,759        104        983     (1,349)     2,454
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........   16,637     14,618     26,808     75,908     (2,248)    32,427     10,173        220
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Total Increase (Decrease) in Net
       Assets..........................   17,330     14,120     32,284     63,210     (1,866)    31,261     10,236         21
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Assets:
  Beginning of Period..................   30,575     16,455    640,290    577,080     94,822     63,561     16,764     16,743
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  End of Period........................  $47,905    $30,575   $672,574   $640,290    $92,956    $94,822    $27,000    $16,764
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................    3,062      1,832     21,475     19,682      4,380      6,066      1,806        579
    Shares Issued in Lieu of Cash
      Distributions....................       78         22      2,709      2,550        345        258         47         34
    Shares Redeemed....................   (1,457)      (823)   (21,378)   (15,629)    (4,902)    (3,190)      (659)      (547)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Trust Share Transactions....    1,683      1,031      2,806      6,603       (177)     3,134      1,194         66
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Investor Shares:
    Shares Issued......................       59         68        575        856         61         64         75         97
    Shares Issued in Lieu of Cash
      Distributions....................       14         11        174        146         11          9         21         28
    Shares Redeemed....................      (70)       (61)    (1,076)      (701)      (125)       (60)      (125)      (418)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Investor Share
       Transactions....................        3         18       (327)       301        (53)        13        (29)      (293)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Flex Shares:
    Shares Issued......................      175        448        303        499         52        101         84        262
    Shares Issued in Lieu of Cash
      Distributions....................       18          8         23          8          5          2          9          4
    Shares Redeemed....................     (154)       (15)      (218)       (49)       (47)        (5)      (228)       (19)
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       Net Flex Share Transactions.....       39        441        108        458         10         98       (135)       247
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                         MORTGAGE SECURITIES     U.S. GOVERNMENT
                                                 FUND            SECURITIES FUND
                                         --------------------  --------------------
                                         06/01/96-  06/01/95-  06/01/96-  06/01/95-
                                         05/31/97   05/31/96   05/31/97   05/31/96
                                           (000)      (000)      (000)      (000)
                                         ---------  ---------  ---------  ---------
Operations:
  Net Investment Income................  $  6,160    $ 3,181    $ 1,220    $   602
  Net Realized Gain (Loss) on
    Investments........................         1        389        (17)       (24)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......       303     (1,359)       214       (557)
                                         ---------  ---------  ---------  ---------
       Increase in Net Assets from
       Operations......................     6,464      2,211      1,417         21
                                         ---------  ---------  ---------  ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares.......................    (5,933)    (3,012)      (916)      (453)
    Investor Shares....................      (146)       (68)      (147)       (68)
    Flex Shares........................       (81)       (37)      (157)       (81)
  Capital Gains:
    Trust Shares.......................      (159)        --         --        (18)
    Investor Shares....................        (4)        --         --         (3)
    Flex Shares........................        (3)        --         --         (5)
                                         ---------  ---------  ---------  ---------
       Total Distributions.............    (6,326)    (3,117)    (1,220)      (628)
                                         ---------  ---------  ---------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued........    75,207     46,841     19,904      9,824
    Reinvestment of Cash
      Distributions....................     4,139      1,846        297        144
    Cost of Shares Repurchased.........   (28,939)   (16,287)   (11,131)    (2,556)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions......    50,407     32,400      9,070      7,412
                                         ---------  ---------  ---------  ---------
  Investor Shares:
    Proceeds from Shares Issued........     1,381      2,404      1,272      2,290
    Reinvestment of Cash
      Distributions....................       141         51        140         50
    Cost of Shares Repurchased.........    (1,615)      (533)    (1,599)      (456)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Investor Share Transactions...       (93)     1,922       (187)     1,884
                                         ---------  ---------  ---------  ---------
  Flex Shares:
    Proceeds from Shares Issued........       500      1,538        764      3,019
    Reinvestment of Cash
      Distributions....................        72         27        130         59
    Cost of Shares Repurchased.........      (517)      (196)      (958)      (148)
                                         ---------  ---------  ---------  ---------
  Increase (Decrease) in Net Assets
    From Flex Share Transactions.......        55      1,369        (64)     2,930
                                         ---------  ---------  ---------  ---------
    Increase (Decrease) in Net Assets
      From Share Transactions..........    50,369     35,691      8,819     12,226
                                         ---------  ---------  ---------  ---------
       Total Increase (Decrease) in Net
       Assets..........................    50,507     34,785      9,016     11,619
                                         ---------  ---------  ---------  ---------
Net Assets:
  Beginning of Period..................    77,231     42,446     15,499      3,880
                                         ---------  ---------  ---------  ---------
  End of Period........................  $127,738    $77,231    $24,515    $15,499
                                         ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued......................     7,497      4,639      1,986        952
    Shares Issued in Lieu of Cash
      Distributions....................       413        182         30         14
    Shares Redeemed....................    (2,886)    (1,610)    (1,110)      (249)
                                         ---------  ---------  ---------  ---------
       Net Trust Share Transactions....     5,024      3,211        906        717
                                         ---------  ---------  ---------  ---------
  Investor Shares:
    Shares Issued......................       138        238        127        225
    Shares Issued in Lieu of Cash
      Distributions....................        14          5         14          5
    Shares Redeemed....................      (161)       (53)      (159)       (45)
                                         ---------  ---------  ---------  ---------
       Net Investor Share
       Transactions....................        (9)       190        (18)       185
                                         ---------  ---------  ---------  ---------
  Flex Shares:
    Shares Issued......................        50        152         77        294
    Shares Issued in Lieu of Cash
      Distributions....................         7          2         13          6
    Shares Redeemed....................       (51)       (19)       (95)       (15)
                                         ---------  ---------  ---------  ---------
       Net Flex Share Transactions.....         6        135         (5)       285
                                         ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE YEAR ENDED MAY 31, 1997

                                                                         U.S. GOVERNMENT
                                            PRIME QUALITY MONEY      SECURITIES MONEY MARKET    TAX-EXEMPT MONEY
                                                MARKET FUND                   FUND                 MARKET FUND
                                          ------------------------   -----------------------  ---------------------
                                          06/01/96-    06/01/95-     06/01/96-    06/01/95-   06/01/96-   06/01/95-
                                           05/31/97     05/31/96     05/31/97     05/31/96    05/31/97    05/31/96
                                            (000)        (000)         (000)        (000)       (000)       (000)
                                          ----------  ------------   ---------   -----------  ---------   ---------
Operations:
  Net Investment Income.................  $   73,281   $   54,132    $ 17,800    $    20,311  $ 12,958    $ 12,217
  Net Realized Gain (Loss) on
    Investments.........................        (121)         (82)        (51)            90        10           9
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Increase in Net Assets from
       Operations.......................      73,160       54,050      17,749         20,401    12,968      12,226
                                          ----------  ------------   ---------   -----------  ---------   ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares........................     (60,224)     (44,689)    (14,924)       (17,516)  (10,054)     (9,342)
    Investor Shares.....................     (13,057)      (9,442)     (2,876)        (2,795)   (2,904)     (2,872)
  Capital Gains:
    Trust Shares........................          --           --          --             --        --          --
    Investor Shares.....................          --           --          --             --        --          --
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Total Distributions...............     (73,281)     (54,131)    (17,800)       (20,311)  (12,958)    (12,214)
                                          ----------  ------------   ---------   -----------  ---------   ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued.........   2,786,281    2,131,623     705,839      1,156,411   980,872     719,678
    Reinvestment of Cash
     Distributions......................       2,069        1,223         274             60        --           3
    Cost of Shares Redeemed.............  (2,752,496)  (1,881,171)   (687,215)    (1,265,169) (921,487)   (661,491)
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Increase (Decrease) in Net Assets From
    Trust Share Transactions............      35,854      251,675      18,898       (108,698)   59,385      58,190
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Investor Shares:
    Proceeds from Shares Issued.........     928,946    1,012,310     182,325        231,451   305,724     322,435
    Reinvestment of Cash
     Distributions......................      10,375        8,255       2,379          2,414     2,569       2,480
    Cost of Shares Redeemed.............    (871,451)    (962,468)   (180,124)      (221,906) (301,505)   (317,341)
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Increase in Net Assets From Investor
    Share Transactions..................      67,870       58,097       4,580         11,959     6,788       7,574
                                          ----------  ------------   ---------   -----------  ---------   ---------
    Increase in Net Assets From Share
     Transactions.......................     103,724      309,772      23,478        (96,739)   66,173      65,764
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Total Increase (Decrease) in Net
       Assets...........................     103,603      309,691      23,427        (96,649)   66,183      65,776
                                          ----------  ------------   ---------   -----------  ---------   ---------
Net Assets:
  Beginning of Period...................   1,266,496      956,805     384,101        480,750   368,836     303,060
                                          ----------  ------------   ---------   -----------  ---------   ---------
  End of Period.........................  $1,370,099   $1,266,496    $407,528    $   384,101  $435,019    $368,836
                                          ----------  ------------   ---------   -----------  ---------   ---------
                                          ----------  ------------   ---------   -----------  ---------   ---------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued.......................   2,786,281    2,131,623     705,839      1,156,411   980,872     719,678
    Shares Issued in Lieu of Cash
     Distributions......................       2,069        1,223         274             60        --           3
    Shares Redeemed.....................  (2,752,496)  (1,881,171)   (687,215)    (1,265,169) (921,487)   (661,491)
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Net Trust Share Transactions......      35,854      251,675      18,898       (108,698)   59,385      58,190
                                          ----------  ------------   ---------   -----------  ---------   ---------
  Investor Shares:
    Shares Issued.......................     928,946    1,012,310     182,325        231,451   305,724     322,435
    Shares Issued in Lieu of Cash
     Distributions......................      10,375        8,255       2,379          2,414     2,569       2,480
    Shares Redeemed.....................    (871,451)    (962,468)   (180,124)      (221,906) (301,505)   (317,341)
                                          ----------  ------------   ---------   -----------  ---------   ---------
      Net Investor Share Transactions...      67,870       58,097       4,580         11,959     6,788       7,574
                                          ----------  ------------   ---------   -----------  ---------   ---------
                                          ----------  ------------   ---------   -----------  ---------   ---------

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          NET      NET REALIZED AND                            DISTRIBUTIONS
                                                       INVESTMENT  UNREALIZED GAINS                                 FROM
                                    NET ASSET VALUE      INCOME        (LOSSES)         DISTRIBUTIONS FROM    REALIZED CAPITAL
                                  BEGINNING OF PERIOD    (LOSS)     ON INVESTMENTS    NET INVESTMENT INCOME        GAINS
                                  -------------------  ----------  ----------------   ----------------------  ----------------
VALUE INCOME STOCK FUND
Trust Shares
                        1997            $13.15           $ 0.30         $ 2.32                $(0.30)              $(1.76)
                        1996             11.59             0.35           2.71                 (0.34)               (1.16)
                        1995             10.54             0.32           1.56                 (0.32)               (0.51)
                        1994             10.23             0.29           0.70                 (0.32)               (0.36)
                        1993(1)          10.00             0.11           0.16                 (0.04)                  --
Investor Shares
                        1997            $13.13           $ 0.25         $ 2.32                $(0.26)              $(1.76)
                        1996             11.58             0.30           2.71                 (0.30)               (1.16)
                        1995             10.52             0.28           1.56                 (0.27)               (0.51)
                        1994             10.23             0.26           0.67                 (0.27)               (0.37)
                        1993(2)           9.73             0.09           0.44                 (0.03)                  --
Flex Shares
                        1997            $13.08           $ 0.18         $ 2.29                $(0.18)              $(1.76)
                        1996(3)          11.59             0.26           2.65                 (0.26)               (1.16)
MID-CAP EQUITY FUND (B)
Trust Shares
                        1997            $12.76           $ 0.03         $ 1.69                $(0.05)              $(1.22)
                        1996             11.00             0.08           2.63                 (0.08)               (0.87)
                        1995              9.85             0.08           1.15                 (0.08)                  --
                        1994(4)          10.00             0.02          (0.16)                (0.01)                  --
Investor Shares
                        1997            $12.74           $(0.03)        $ 1.69                $(0.01)              $(1.22)
                        1996             10.99             0.03           2.62                 (0.03)               (0.87)
                        1995              9.84             0.03           1.15                 (0.03)                  --
                        1994(5)          10.00             0.01          (0.17)                   --                   --
Flex Shares
                        1997            $12.69           $(0.07)        $ 1.64                $   --               $(1.22)
                        1996(6)          11.13               --           2.45                 (0.02)               (0.87)
SMALL CAP EQUITY FUND
Trust Shares
                        1997(7)         $10.00           $ 0.05         $ 1.04                $(0.02)              $   --
CAPITAL GROWTH FUND
Trust Shares
                        1997            $14.90           $ 0.12         $ 3.13                $(0.12)              $(2.94)
                        1996             12.18             0.12           3.32                 (0.13)               (0.59)
                        1995             11.99             0.16           0.57                 (0.14)               (0.40)
                        1994             11.95             0.16           0.31                 (0.17)               (0.26)
                        1993(8)          10.36             0.12           1.57                 (0.10)                  --
Investor Shares
                        1997            $14.89           $ 0.03         $ 3.10                $(0.02)              $(2.94)
                        1996             12.17             0.03           3.32                 (0.04)               (0.59)
                        1995             11.98             0.09           0.57                 (0.07)               (0.40)
                        1994             11.93             0.09           0.31                 (0.09)               (0.26)
                        1993(9)          10.00             0.06           1.93                 (0.06)                  --
Flex Shares
                        1997            $14.84           $(0.01)        $ 3.07                $   --               $(2.94)
                        1996(3)          12.20             0.02           3.26                 (0.05)               (0.59)

  *  Annualized.
 ** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on February 12, 1993.
(2)  Commenced operations on February 17, 1993.
(3)  Commenced operations on June 1, 1995.
(4)  Commenced operations on February 2, 1994.
(5)  Commenced operations on February 1, 1994.
(6)  Commenced operations on June 5, 1995.
(7)  Commenced operations on January 31, 1997
(8)  Commenced operations on July 1, 1992.
(9)  Commenced operations on June 9, 1992.
(A)  Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.

--------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                                                       NET INVESTMENT
                                                                                         RATIO OF       INCOME (LOSS)
                                                                          RATIO OF      EXPENSES TO          TO
                                                                             NET        AVERAGE NET      AVERAGE NET
                                                                         INVESTMENT       ASSETS           ASSETS
                                                             RATIO OF      INCOME       (EXCLUDING       (EXCLUDING
                        NET ASSET    TOTAL     NET ASSETS   EXPENSES TO   (LOSS) TO       WAIVERS          WAIVERS      PORTFOLIO
                        VALUE END   RETURN       END OF     AVERAGE NET  AVERAGE NET        AND              AND        TURNOVER
                        OF PERIOD     (A)     PERIOD (000)    ASSETS       ASSETS     REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
                        ---------  ---------  ------------  -----------  -----------  ---------------  ---------------  --------
VALUE INCOME STOCK FUND
Trust Shares
                         $13.71      22.18%    $1,488,062      0.91%         2.40%         0.91%             2.40%       105.03%
                          13.15      27.91%     1,244,399      0.92%         2.86%         0.92%             2.86%       133.99%
                          11.59      19.06%       991,977      0.95%         3.16%         0.95%             3.16%       125.71%
                          10.54       9.95%       573,082      0.88%         3.21%         0.97%             3.12%       149.28%
                          10.23       9.05%*      137,761      0.80%*        4.32%*        0.96%*            4.16%*       34.71%
Investor Shares
                         $13.68      21.69%    $  165,999      1.30%         2.01%         1.31%             2.00%       105.03%
                          13.13      27.39%       130,597      1.30%         2.47%         1.37%             2.40%       133.99%
                          11.58      18.71%        92,256      1.30%         2.80%         1.41%             2.69%       125.71%
                          10.52       9.27%        60,589      1.25%         2.80%         1.44%             2.61%       149.28%
                          10.23      19.42%*       24,779      1.15%*        4.51%*        1.63%*            4.04%*       34.71%
Flex Shares
                         $13.61      20.91%    $   73,466      2.00%         1.33%         2.03%             1.30%       105.03%
                          13.08      26.52%*       26,298      2.00%*        1.72%*        2.15%*            1.57%*      133.99%
MID-CAP EQUITY FUND (B)
Trust Shares
                         $13.21      14.23%    $  287,370      1.15%         0.23%         1.26%             0.12%       151.68%
                          12.76      25.54%       253,905      1.15%         0.70%         1.29%             0.56%       115.62%
                          11.00      12.56%       125,562      1.15%         0.88%         1.32%             0.71%        65.63%
                           9.85      (1.39%)+      57,036      1.15%*        1.20%*        1.68%*            0.67%*        7.99%
Investor Shares
                         $13.17      13.76%    $   20,245      1.60%        (0.21%)        1.85%            (0.46%)      151.68%
                          12.74      24.93%        17,971      1.60%         0.25%         1.96%            (0.11%)      115.62%
                          10.99      11.96%         7,345      1.60%         0.43%         2.27%            (0.24%)       65.63%
                           9.84      (1.60%)+       3,004      1.60%*        0.74%*        4.60%*           (2.26%)*       7.99%
Flex Shares
                         $13.04      13.06%    $   10,120      2.20%        (0.85%)        2.58%            (1.23%)      151.68%
                          12.69      23.00%*        5,029      2.20%*       (0.37%)*       3.04%*           (1.21%)*     115.62%
SMALL CAP EQUITY FUND
Trust Shares
                         $11.07      10.97%+   $  131,049      1.20%*        1.86%*        1.37%*            1.69%*       27.46%
CAPITAL GROWTH FUND
Trust Shares
                         $15.09      24.66%    $1,085,128      1.15%         0.83%         1.25%             0.73%       141.32%
                          14.90      28.97%       981,498      1.15%         0.90%         1.27%             0.78%       156.46%
                          12.18       6.63%       984,205      1.15%         1.38%         1.28%             1.25%       127.79%
                          11.99       3.87%       891,870      1.15%         1.25%         1.29%             1.11%       123.87%
                          11.95      17.90%*      507,692      1.15%*        1.43%*        1.28%*            1.30%*       95.02%
Investor Shares
                         $15.06      23.74%    $  218,660      1.80%         0.19%         2.02%            (0.03%)      141.32%
                          14.89      28.18%       191,078      1.80%         0.24%         2.08%            (0.04%)      156.46%
                          12.17       5.93%       160,875      1.80%         0.73%         2.10%             0.43%       127.79%
                          11.98       3.26%       170,795      1.80%         0.64%         2.11%             0.33%       123.87%
                          11.93      20.49%*      131,858      1.80%*        0.81%*        2.06%*            0.55%*       95.02%
Flex Shares
                         $14.96      23.24%    $   36,753      2.27%        (0.29%)        2.43%            (0.45%)      141.32%
                          14.84      27.48%*       10,969      2.27%*       (0.29%)*       2.68%*           (0.70%)*     156.46%


                          AVERAGE
                         COMMISSION
                           RATE**
                         ----------
VALUE INCOME STOCK FUND
Trust Shares
                          $0.0609
                              n/a
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0609
                              n/a
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0609
                              n/a
MID-CAP EQUITY FUND (B)
Trust Shares
                          $0.0587
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0587
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0587
                              n/a
SMALL CAP EQUITY FUND
Trust Shares
                          $0.0523
CAPITAL GROWTH FUND
Trust Shares
                          $0.0620
                              n/a
                              n/a
                              n/a
                              n/a
Investor Shares
                          $0.0620
                              n/a
                              n/a
                              n/a
                              n/a
Flex Shares
                          $0.0620
                              n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  NET      NET REALIZED AND                           DISTRIBUTIONS
                                                               INVESTMENT  UNREALIZED GAINS                               FROM
                                            NET ASSET VALUE      INCOME        (LOSSES)         DISTRIBUTIONS FROM      REALIZED
                                          BEGINNING OF PERIOD    (LOSS)     ON INVESTMENTS    NET INVESTMENT INCOME   CAPITAL GAINS
                                          -------------------  ----------  ----------------   ----------------------  -------------
BALANCED FUND
Trust Shares
                                1997            $11.55           $ 0.33         $ 1.47                $(0.32)            $(1.09)
                                1996             10.26             0.33           1.41                 (0.34)             (0.11)
                                1995              9.76             0.33           0.49                 (0.32)                --
                                1994(1)          10.00             0.11          (0.29)                (0.06)                --
Investor Shares
                                1997            $11.60           $ 0.29         $ 1.48                $(0.29)            $(1.09)
                                1996             10.30             0.30           1.41                 (0.30)             (0.11)
                                1995              9.79             0.28           0.51                 (0.28)                --
                                1994(2)          10.00             0.03          (0.24)                   --                 --
Flex Shares
                                1997            $11.53           $ 0.22         $ 1.45                $(0.21)            $(1.09)
                                1996(3)          10.36             0.24           1.29                 (0.25)             (0.11)
EMERGING MARKETS EQUITY FUND
Trust Shares
                                1997(4)         $10.00           $ 0.04         $ 0.75                $   --             $   --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                1997            $10.96           $ 0.10         $ 0.69                $(0.11)            $(0.30)
                                1996             10.24             0.10           0.84                 (0.13)             (0.09)
                                1995(5)          10.00             0.08           0.19                 (0.02)             (0.01)
Investor Shares
                                1997            $10.88           $ 0.03         $ 0.72                $(0.07)            $(0.30)
                                1996             10.20             0.05           0.85                 (0.13)             (0.09)
                                1995(5)          10.00             0.05           0.17                 (0.01)             (0.01)
Flex Shares
                                1997            $10.87           $(0.05)        $ 0.72                $   --             $(0.30)
                                1996(6)          10.24               --           0.82                 (0.10)             (0.09)
INTERNATIONAL EQUITY FUND
Trust Shares
                                1997            $11.40           $ 0.03         $ 2.57                $(0.02)            $(0.35)
                                1996(7)          10.00             0.05           1.35                    --                 --
Investor Shares
                                1997            $11.38           $(0.01)        $ 2.56                $   --             $(0.35)
                                1996(8)          10.44             0.04           0.90                    --                 --
Flex Shares
                                1997            $11.37           $(0.04)        $ 2.49                $   --             $(0.35)
                                1996(8)          10.44             0.02           0.91                    --                 --
SUNBELT EQUITY FUND
Trust Shares
                                1997            $14.11           $(0.09)        $ 0.25                $   --             $(0.99)
                                1996             10.03            (0.04)          4.32                    --              (0.20)
                                1995              9.70            (0.01)          0.38                    --              (0.04)
                                1994(1)          10.00               --          (0.30)                   --                 --
Investor Shares
                                1997            $13.95           $(0.14)        $ 0.24                $   --             $(0.99)
                                1996              9.96            (0.11)          4.30                    --              (0.20)
                                1995              9.69            (0.05)          0.36                    --              (0.04)
                                1994(2)          10.00            (0.02)         (0.29)                   --                 --
Flex Shares
                                1997            $13.97           $(0.14)        $ 0.16                $   --             $(0.99)
                                1996(9)          10.20            (0.07)          4.04                    --              (0.20)

  *  Annualized.
 ** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on January 3, 1994.
(2)  Commenced operations on January 4, 1994.
(3)  Commenced operations on June 14, 1995.
(4)  Commenced operations on January 31, 1997.
(5)  Commenced operations on June 6, 1994.
(6)  Commenced operations on June 8, 1995.
(7)  Commenced operations on December 1, 1995.
(8)  Commenced operations on January 2, 1996.
(9)  Commenced operations on June 5, 1995.
(A)  Total return figures do not reflect applicable sales loads.

--------------------------------------------------------------------------------

                                                                                                                    RATIO OF
                                                                                                                 NET INVESTMENT
                                                                                                   RATIO OF       INCOME (LOSS)
                                                                                    RATIO OF      EXPENSES TO          TO
                                                                                      NET         AVERAGE NET      AVERAGE NET
                                                                                   INVESTMENT       ASSETS           ASSETS
                                                                      RATIO OF       INCOME       (EXCLUDING       (EXCLUDING
                                NET ASSET               NET ASSETS   EXPENSES TO   (LOSS) TO        WAIVERS          WAIVERS
                                VALUE END    TOTAL        END OF     AVERAGE NET  AVERAGE NET         AND              AND
                                OF PERIOD  RETURN (A)  PERIOD (000)    ASSETS        ASSETS     REIMBURSEMENTS)  REIMBURSEMENTS)
                                ---------  ----------  ------------  -----------  ------------  ---------------  ---------------
BALANCED FUND
Trust Shares
                                 $11.94      16.66%      $151,358       0.95%        2.89%           1.08%             2.76%
                                  11.55      17.26%       111,638       0.95%        3.00%           1.09%             2.86%
                                  10.26       8.72%        89,051       0.95%        3.44%           1.11%             3.28%
                                   9.76      (1.78%)+      90,579       0.95%*       2.76%*          1.25%*            2.46%*
Investor Shares
                                 $11.99      16.27%      $  6,012       1.25%        2.58%           1.64%             2.19%
                                  11.60      16.88%         4,896       1.25%        2.70%           1.89%             2.06%
                                  10.30       8.29%         3,765       1.25%        3.17%           1.80%             2.62%
                                   9.79      (2.10%)+       2,311       1.25%*       2.46%*          4.91%*           (1.20%)*
Flex Shares
                                 $11.90      15.40%      $  6,067       2.01%        1.84%           2.45%             1.40%
                                  11.53      15.58%*        3,131       2.00%*       1.85%*          2.97%*            0.88%*
EMERGING MARKETS EQUITY FUND
Trust Shares
                                 $10.79       7.90%+     $ 39,495       1.55%*       1.37%*          2.04%*            0.88%*
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                 $11.34       7.48%      $ 53,516       1.05%        0.71%           1.15%             0.61%
                                  10.96       9.29%        90,980       1.05%        0.84%           1.19%             0.70%
                                  10.24       2.69%+       89,446       1.05%*       1.13%*          1.31%*            0.87%*
Investor Shares
                                 $11.26       7.12%      $  5,592       1.45%        0.28%           1.88%            (0.15%)
                                  10.88       8.90%         5,597       1.45%        0.48%           2.06%            (0.13%)
                                  10.20       2.18%+        3,960       1.45%*       0.67%*          2.44%*           (0.32%)*
Flex Shares
                                 $11.24       6.41%      $    900       2.10%       (0.39%)          3.69%            (1.98%)
                                  10.87       8.32%+          917       2.10%*      (0.24%)*         4.14%*           (2.28%)*
INTERNATIONAL EQUITY FUND
Trust Shares
                                 $13.63      23.29%      $489,325       1.46%        0.51%           1.51%             0.46%
                                  11.40      14.00%+      213,306       1.46%*       1.36%*          1.65%*            1.17%*
Investor Shares
                                 $13.58      22.85%      $ 10,674       1.81%        0.18%           2.05%            (0.06%)
                                  11.38       9.00%+        3,448       1.81%*       1.73%*          3.14%*            0.40%*
Flex Shares
                                 $13.47      21.98%      $  8,375       2.51%       (0.27%)          3.03%            (0.79%)
                                  11.37       8.91%+          953       2.51%*       1.08%*          5.86%*           (2.27%)*
SUNBELT EQUITY FUND
Trust Shares
                                 $13.28       1.48%      $381,371       1.15%       (0.65%)          1.26%            (0.76%)
                                  14.11      43.19%       412,430       1.15%       (0.34%)          1.28%            (0.47%)
                                  10.03       3.81%       258,908       1.15%       (0.12%)          1.30%            (0.27%)
                                   9.70      (2.99%)+     128,280       1.15%*      (0.19%)*         1.58%*           (0.62%)*
Investor Shares
                                 $13.06       1.05%      $ 28,095       1.60%       (1.10%)          1.84%            (1.34%)
                                  13.95      42.58%        29,002       1.60%       (0.79%)          1.93%            (1.12%)
                                   9.96       3.20%        22,180       1.60%       (0.57%)          1.98%            (0.95%)
                                   9.69      (3.10%)+      16,077       1.60%*      (0.63%)*         2.04%*           (1.07%)*
Flex Shares
                                 $13.00       0.46%      $  5,689       2.20%       (1.72%)          2.69%            (2.21%)
                                  13.97      39.86%*        2,705       2.20%*      (1.43%)*         3.62%*           (2.85%)*


                                 PORTFOLIO   AVERAGE
                                 TURNOVER   COMMISSION
                                   RATE       RATE**
                                 ---------  ----------
BALANCED FUND
Trust Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
                                  156.61%        n/a
                                  105.65%        n/a
Investor Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
                                  156.61%        n/a
                                  105.65%        n/a
Flex Shares
                                  196.73%    $0.0608
                                  154.63%        n/a
EMERGING MARKETS EQUITY FUND
Trust Shares
                                   23.88%    $0.0019
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
                                   10.37%        n/a
Investor Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
                                   10.37%        n/a
Flex Shares
                                    1.82%    $0.0244
                                   30.46%        n/a
INTERNATIONAL EQUITY FUND
Trust Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
Investor Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
Flex Shares
                                  139.37%    $0.0313
                                  113.34%        n/a
SUNBELT EQUITY FUND
Trust Shares
                                   72.17%    $0.0674
                                  106.27%        n/a
                                   80.03%        n/a
                                   21.42%        n/a
Investor Shares
                                   72.17%    $0.0674
                                  106.27%        n/a
                                   80.03%        n/a
                                   21.42%        n/a
Flex Shares
                                   72.17%    $0.0674
                                  106.27%        n/a

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              NET ASSET                  NET REALIZED AND                            DISTRIBUTIONS
                                                VALUE          NET       UNREALIZED GAINS                                FROM
                                             BEGINNING OF   INVESTMENT       (LOSSES)         DISTRIBUTIONS FROM       REALIZED
                                                PERIOD        INCOME      ON INVESTMENTS    NET INVESTMENT INCOME    CAPITAL GAINS
                                             ------------   ----------   ----------------   ----------------------   -------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $11.10        $ 0.44          $ 0.33                $(0.44)             $(0.21)
                                  1996           11.28          0.45            0.19                 (0.45)              (0.37)
                                  1995           10.68          0.46            0.60                 (0.46)                 --
                                  1994(1)        11.37          0.22           (0.34)                (0.22)              (0.35)
Investor Shares
                                  1997          $11.12        $ 0.40          $ 0.33                $(0.40)             $(0.21)
                                  1996           11.30          0.41            0.19                 (0.41)              (0.37)
                                  1995           10.69          0.42            0.61                 (0.42)                 --
                                  1994           10.79          0.33            0.25                 (0.33)              (0.35)
                                  1993(2)        10.00          0.35            0.82                 (0.35)              (0.03)
Flex Shares
                                  1997          $11.11        $ 0.35          $ 0.33                $(0.35)             $(0.21)
                                  1996(3)        11.30          0.37            0.18                 (0.37)              (0.37)
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $10.06        $ 0.46          $ 0.25                $(0.46)             $(0.03)
                                  1996           10.18          0.46           (0.07)                (0.46)              (0.05)
                                  1995            9.75          0.44            0.43                 (0.44)                 --
                                  1994(4)        10.00          0.13           (0.25)                (0.13)                 --
Investor Shares
                                  1997          $10.07        $ 0.44          $ 0.25                $(0.44)             $(0.03)
                                  1996           10.18          0.44           (0.06)                (0.44)              (0.05)
                                  1995            9.75          0.42            0.43                 (0.42)                 --
                                  1994(5)        10.00          0.13           (0.25)                (0.13)                 --
Flex Shares
                                  1997          $10.08        $ 0.39          $ 0.25                $(0.39)             $(0.03)
                                  1996(3)        10.19          0.39           (0.06)                (0.39)              (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $ 9.40        $ 0.43          $ 0.23                $(0.43)             $   --
                                  1996            9.50          0.43           (0.11)                (0.42)                 --
                                  1995            9.22          0.44            0.28                 (0.44)                 --
                                  1994(6)        10.00          0.12           (0.77)                (0.13)                 --
Investor Shares
                                  1997          $ 9.42        $ 0.41          $ 0.23                $(0.41)             $   --
                                  1996            9.53          0.41           (0.10)                (0.42)                 --
                                  1995            9.23          0.44            0.29                 (0.43)                 --
                                  1994(7)        10.00          0.13           (0.77)                (0.13)                 --
Flex Shares
                                  1997          $ 9.41        $ 0.37          $ 0.23                $(0.37)             $   --
                                  1996(8)         9.59          0.37           (0.18)                (0.37)                 --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                  1997          $ 9.56        $ 0.42          $ 0.22                $(0.42)             $(0.05)
                                  1996            9.63          0.43           (0.05)                (0.43)              (0.02)
                                  1995            9.42          0.42            0.21                 (0.42)                 --
                                  1994(5)        10.00          0.14           (0.58)                (0.14)                 --
Investor Shares
                                  1997          $ 9.58        $ 0.40          $ 0.21                $(0.40)             $(0.05)
                                  1996            9.65          0.41           (0.05)                (0.41)              (0.02)
                                  1995            9.44          0.40            0.21                 (0.40)                 --
                                  1994(7)        10.00          0.13           (0.56)                (0.13)                 --
Flex Shares
                                  1997          $ 9.56        $ 0.35          $ 0.22                $(0.35)             $(0.05)
                                  1996(9)         9.72          0.36           (0.14)                (0.36)              (0.02)

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on October 21, 1993.
(2)  Commenced operations on June 9, 1992.
(3)  Commenced operations on June 1, 1995.
(4)  Commenced operations on January 25, 1994.
(5)  Commenced operations on January 18, 1994.
(6)  Commenced operations on January 27, 1994.
(7)  Commenced operations on January 19, 1994.
(8)  Commenced operations on June 5, 1995.
(9)  Commenced operations on June 6, 1995.
(A)  Total return figures do not reflect applicable sales loads.

--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                                        EXPENSES TO
                                                                                         RATIO OF       AVERAGE NET
                                                                                            NET           ASSETS
                                                                           RATIO OF     INVESTMENT      (EXCLUDING
                                  NET ASSET                 NET ASSETS    EXPENSES TO    INCOME TO        WAIVERS
                                  VALUE END     TOTAL         END OF      AVERAGE NET   AVERAGE NET         AND
                                  OF PERIOD   RETURN (A)   PERIOD (000)     ASSETS        ASSETS      REIMBURSEMENTS)
                                  ---------   ----------   ------------   -----------   -----------   ---------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
                                   $11.22        7.13%       $139,144        0.75%          3.96%          0.86%
                                    11.10        5.82%        124,507        0.75%          4.01%          0.89%
                                    11.28       10.21%         78,208        0.75%          4.34%          0.91%
                                    10.68       (1.10%)+       44,595        0.75%*         3.46%*         0.95%*
Investor Shares
                                   $11.24        6.69%       $ 31,857        1.15%          3.56%          1.38%
                                    11.12        5.40%         37,427        1.15%          3.61%          1.42%
                                    11.30        9.91%         41,693        1.15%          3.88%          1.43%
                                    10.69        5.37%         46,182        1.14%          2.96%          1.51%
                                    10.79       11.88%*        15,844        1.12%*         3.61%*         1.83%*
Flex Shares
                                   $11.23        6.19%       $  4,681        1.63%          3.08%          2.15%
                                    11.11        4.91%*         5,536        1.63%*         3.12%*         2.25%*
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                   $10.28        7.22%       $ 50,487        0.65%          4.48%          0.80%
                                    10.06        3.87%         30,790        0.65%          4.49%          0.88%
                                    10.18        9.26%         10,118        0.65%          4.63%          1.13%
                                     9.75       (1.19%)+        3,192        0.65%*         3.86%*         1.12%*
Investor Shares
                                   $10.29        7.00%       $  3,226        0.85%          4.28%          1.31%
                                    10.07        3.76%          4,025        0.85%          4.28%          1.36%
                                    10.18        9.04%          3,320        0.85%          4.36%          1.50%
                                     9.75       (1.22%)+        2,280        0.85%*         3.67%*         3.20%*
Flex Shares
                                   $10.30        6.48%       $  3,000        1.35%          3.78%          2.28%
                                    10.08        3.27%*         2,692        1.35%*         3.79%*         2.54%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                   $ 9.63        7.16%       $  1,973        0.65%          4.51%          1.72%
                                     9.40        3.43%          1,823        0.65%          4.49%          1.68%
                                     9.50        8.17%          1,664        0.65%          4.90%          2.65%
                                     9.22       (6.52%)+          594        0.65%*         4.24%*         1.43%*
Investor Shares
                                   $ 9.65        6.93%       $  1,602        0.85%          4.31%          1.76%
                                     9.42        3.28%          1,523        0.85%          4.29%          2.08%
                                     9.53        8.24%          1,170        0.85%          4.70%          2.10%
                                     9.23       (6.39%)+        1,127        0.85%*         3.74%*         6.60%*
Flex Shares
                                   $ 9.64        6.42%       $  2,505        1.35%          3.81%          2.34%
                                     9.41        1.98%*         2,017        1.34%*         3.80%*         2.74%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                   $ 9.73        6.79%       $ 39,732        0.65%          4.31%          0.81%
                                     9.56        3.89%         22,950        0.65%          4.36%          0.89%
                                     9.63        6.94%         13,187        0.65%          4.56%          0.98%
                                     9.42       (4.43%)+        4,338        0.65%*         4.12%*         1.06%*
Investor Shares
                                   $ 9.74        6.47%       $  3,511        0.85%          4.10%          1.33%
                                     9.58        3.69%          3,418        0.85%          4.17%          1.41%
                                     9.65        6.70%          3,268        0.85%          4.31%          1.43%
                                     9.44       (4.29%)+        3,300        0.85%*         3.93%*         2.36%*
Flex Shares
                                   $ 9.73        6.06%       $  4,662        1.35%          3.60%          2.07%
                                     9.56        2.25%*         4,207        1.35%*         3.66%*         2.35%*

                                     RATIO OF
                                  NET INVESTMENT
                                   INCOME (LOSS)
                                        TO
                                    AVERAGE NET
                                      ASSETS
                                    (EXCLUDING
                                      WAIVERS       PORTFOLIO
                                        AND         TURNOVER
                                  REIMBURSEMENTS)     RATE
                                  ---------------   --------
INVESTMENT GRADE TAX-EXEMPT BOND
Trust Shares
                                        3.85%        489.02%
                                        3.87%        513.90%
                                        4.18%        591.91%
                                        3.26%*       432.46%
Investor Shares
                                        3.33%        489.02%
                                        3.34%        513.90%
                                        3.60%        591.91%
                                        2.59%        432.46%
                                        2.90%*       344.87%
Flex Shares
                                        2.56%        489.02%
                                        2.50%*       513.90%
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                                        4.33%        134.62%
                                        4.26%         62.68%
                                        4.15%        105.01%
                                        3.39%*        53.24%
Investor Shares
                                        3.82%        134.62%
                                        3.77%         62.68%
                                        3.71%        105.01%
                                        1.32%*        53.24%
Flex Shares
                                        2.85%        134.62%
                                        2.60%*        62.68%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                                        3.44%         16.09%
                                        3.46%         41.00%
                                        2.90%         27.73%
                                        3.46%*        13.05%
Investor Shares
                                        3.40%         16.09%
                                        3.06%         41.00%
                                        3.45%         27.73%
                                       (2.01%)*       13.05%
Flex Shares
                                        2.82%         16.09%
                                        2.40%*        41.00%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                                        4.15%         14.81%
                                        4.12%         60.02%
                                        4.23%         24.50%
                                        3.71%*        25.90%
Investor Shares
                                        3.62%         14.81%
                                        3.61%         60.02%
                                        3.73%         24.50%
                                        2.42%*        25.90%
Flex Shares
                                        2.88%         14.81%
                                        2.66%*        60.02%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED   DISTRIBUTIONS
                                                        NET ASSET                 GAINS          FROM       DISTRIBUTIONS
                                                          VALUE       NET        (LOSSES)         NET           FROM
                                                        BEGINNING  INVESTMENT       ON        INVESTMENT      REALIZED
                                                        OF PERIOD    INCOME    INVESTMENTS      INCOME      CAPITAL GAINS
                                                        ---------  ----------  ------------  -------------  -------------
INVESTMENT GRADE BOND FUND
Trust Shares
                                              1997       $10.07      $ 0.60       $ 0.09        $(0.60)        $   --
                                              1996        10.26        0.60        (0.19)        (0.60)            --
                                              1995         9.89        0.61         0.37         (0.61)            --
                                              1994        10.45        0.50        (0.36)        (0.50)         (0.20)
                                              1993(1)     10.09        0.45         0.36         (0.45)            --
Investor Shares
                                              1997       $10.06      $ 0.56       $ 0.10        $(0.56)        $   --
                                              1996        10.26        0.56        (0.20)        (0.56)            --
                                              1995         9.89        0.57         0.38         (0.58)            --
                                              1994        10.44        0.46        (0.35)        (0.46)         (0.20)
                                              1993(2)     10.00        0.44         0.44         (0.44)            --
Flex Shares
                                              1997       $10.07      $ 0.51       $ 0.10        $(0.51)        $   --
                                              1996(3)     10.33        0.52        (0.26)        (0.52)            --
SHORT-TERM BOND FUND
Trust Shares
                                              1997       $ 9.86      $ 0.53       $ 0.07        $(0.53)        $(0.03)
                                              1996         9.98        0.54        (0.10)        (0.54)         (0.02)
                                              1995         9.79        0.53         0.19         (0.53)            --
                                              1994        10.01        0.42        (0.21)        (0.42)         (0.01)
                                              1993(4)     10.00        0.08         0.01         (0.08)            --
Investor Shares
                                              1997       $ 9.88      $ 0.51       $ 0.06        $(0.51)        $(0.03)
                                              1996        10.01        0.52        (0.10)        (0.53)         (0.02)
                                              1995         9.81        0.51         0.19         (0.50)            --
                                              1994        10.03        0.40        (0.21)        (0.40)         (0.01)
                                              1993(5)     10.06        0.06        (0.03)        (0.06)            --
Flex Shares
                                              1997       $ 9.88      $ 0.48       $ 0.06        $(0.48)        $(0.03)
                                              1996(6)     10.02        0.47        (0.12)        (0.47)         (0.02)
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                              1997       $ 9.84      $ 0.51       $ 0.04        $(0.51)        $   --
                                              1996         9.93        0.55        (0.09)        (0.55)            --
                                              1995         9.82        0.47         0.11         (0.47)            --
                                              1994         9.98        0.33        (0.11)        (0.33)         (0.05)
                                              1993(4)     10.00        0.07        (0.02)        (0.07)            --
Investor Shares
                                              1997       $ 9.84      $ 0.50       $ 0.04        $(0.50)        $   --
                                              1996         9.94        0.54        (0.10)        (0.54)            --
                                              1995         9.83        0.46         0.11         (0.46)            --
                                              1994         9.99        0.32        (0.12)        (0.31)         (0.05)
                                              1993(7)     10.01        0.06        (0.02)        (0.06)            --
Flex Shares
                                              1997       $ 9.82      $ 0.47       $ 0.03        $(0.47)        $   --
                                              1996(8)      9.96        0.48        (0.14)        (0.48)            --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                              1997       $ 9.99      $ 0.58       $ 0.04        $(0.58)        $(0.01)
                                              1996        10.11        0.62        (0.14)        (0.60)            --
                                              1995(9)     10.00        0.58         0.13         (0.60)            --
Investor Shares
                                              1997       $ 9.97      $ 0.56       $ 0.04        $(0.56)        $(0.01)
                                              1996        10.11        0.60        (0.14)        (0.60)            --
                                              1995(10)     9.98        0.58         0.13         (0.58)            --
Flex Shares
                                              1997       $ 9.99      $ 0.52       $ 0.04        $(0.52)        $(0.01)
                                              1996(3)     10.14        0.55        (0.15)        (0.55)            --

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(1)  Commenced operations on July 16, 1992.
(2)  Commenced operations on June 11, 1992.
(3)  Commenced operations on June 7, 1995.
(4)  Commenced operations on March 15, 1993.
(5)  Commenced operations on March 22, 1993.
(6)  Commenced operations on June 20, 1995.
(7)  Commenced operations on March 18, 1993.
(8)  Commenced operations on June 22, 1995.
(9)  Commenced operations on June 7, 1994.
(10) Commenced operations on July 17, 1994.

--------------------------------------------------------------------------------

                                                                                                                 RATIO OF
                                                                                                                EXPENSES TO
                                                                                                  RATIO OF      AVERAGE NET
                                                                                                    NET           ASSETS
                                                                                    RATIO OF     INVESTMENT     (EXCLUDING
                                              NET ASSET               NET ASSETS   EXPENSES TO   INCOME TO        WAIVERS
                                              VALUE END    TOTAL        END OF     AVERAGE NET  AVERAGE NET         AND
                                              OF PERIOD  RETURN (A)  PERIOD (000)    ASSETS        ASSETS     REIMBURSEMENTS)
                                              ---------  ----------  ------------  -----------  ------------  ---------------
INVESTMENT GRADE BOND FUND
Trust Shares
                                               $10.16       6.99%      $633,646       0.75%        5.89%           0.85%
                                                10.07       4.02%       599,514       0.75%        5.81%           0.87%
                                                10.26      10.39%       543,308       0.75%        6.22%           0.88%
                                                 9.89       1.17%       460,538       0.75%        4.77%           0.88%
                                                10.45       9.34%*      336,132       0.74%*       5.14%*          0.87%*
Investor Shares
                                               $10.16       6.66%      $ 33,165       1.15%        5.48%           1.41%
                                                10.06       3.50%        36,155       1.15%        5.40%           1.44%
                                                10.26      10.04%        33,772       1.15%        5.79%           1.49%
                                                 9.89       0.86%        35,775       1.14%        4.39%           1.41%
                                                10.44       9.21%*       24,375       1.14%*       4.75%*          1.46%*
Flex Shares
                                               $10.17       6.16%      $  5,763       1.64%        5.00%           2.20%
                                                10.07       2.50%*        4,621       1.64%*       4.84%*          2.49%*
SHORT-TERM BOND FUND
Trust Shares
                                               $ 9.90       6.30%      $ 89,701       0.65%        5.37%           0.78%
                                                 9.86       4.45%        91,156       0.65%        5.39%           0.81%
                                                 9.98       7.60%        60,952       0.65%        5.49%           0.85%
                                                 9.79       2.02%        34,772       0.65%        4.15%           0.85%
                                                10.01       4.45%*       25,334       0.64%*       3.88%*          1.11%*
Investor Shares
                                               $ 9.91       5.97%      $  2,182       0.85%        5.16%           1.58%
                                                 9.88       4.23%         2,700       0.85%        5.20%           1.72%
                                                10.01       7.44%         2,609       0.85%        5.24%           1.56%
                                                 9.81       1.81%         2,381       0.85%        3.94%           2.52%
                                                10.03       1.65%*          716       0.85%*       3.85%*          7.22%*
Flex Shares
                                               $ 9.91       5.62%      $  1,073       1.20%        4.82%           3.02%
                                                 9.88       3.73%*          966       1.20%*       4.77%*          4.06%*
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                               $ 9.88       5.76%      $ 21,988       0.65%        5.23%           0.92%
                                                 9.84       4.73%        10,149       0.65%        5.56%           1.00%
                                                 9.93       6.11%         9,599       0.65%        4.91%           1.08%
                                                 9.82       2.17%        12,723       0.65%        3.23%           0.81%
                                                 9.98       2.22%*       30,336       0.63%*       3.34%*          1.04%*
Investor Shares
                                               $ 9.88       5.59%      $  3,921       0.80%        5.05%           1.35%
                                                 9.84       4.52%         4,192       0.80%        5.43%           1.32%
                                                 9.94       6.03%         7,144       0.80%        4.74%           1.33%
                                                 9.83       2.01%         4,841       0.78%        3.11%           1.41%
                                                 9.99       1.84%*        2,423       0.80%*       3.16%*          3.42%*
Flex Shares
                                               $ 9.85       5.19%      $  1,091       1.05%        4.75%           2.51%
                                                 9.82       3.72%*        2,423       1.05%*       5.03%*          2.97%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                               $10.02       6.43%      $123,903       0.65%        5.81%           0.78%
                                                 9.99       4.84%        73,370       0.65%        6.04%           0.84%
                                                10.11       7.50%+       41,823       0.65%*       6.43%*          0.93%*
Investor Shares
                                               $10.00       6.17%      $  2,426       0.90%        5.55%           1.48%
                                                 9.97       4.59%         2,512       0.90%        5.75%           2.25%
                                                10.11       7.45%+          623       0.90%*       6.27%*          7.74%*
Flex Shares
                                               $10.02       5.80%      $  1,409       1.25%        5.20%           2.66%
                                                 9.99       4.10%*        1,349       1.25%*       5.38%*          3.59%*

                                                  RATIO OF
                                               NET INVESTMENT
                                                INCOME (LOSS)
                                                     TO
                                                 AVERAGE NET
                                                   ASSETS
                                                 (EXCLUDING
                                                   WAIVERS      PORTFOLIO
                                                     AND        TURNOVER
                                               REIMBURSEMENTS)    RATE
                                               ---------------  ---------
INVESTMENT GRADE BOND FUND
Trust Shares
                                                     5.79%       297.82%
                                                     5.69%       184.33%
                                                     6.09%       237.66%
                                                     4.64%       259.19%
                                                     5.01%*      299.32%
Investor Shares
                                                     5.22%       297.82%
                                                     5.11%       184.33%
                                                     5.45%       237.66%
                                                     4.12%       259.19%
                                                     4.43%*      299.32%
Flex Shares
                                                     4.44%       297.82%
                                                     3.99%*      184.33%
SHORT-TERM BOND FUND
Trust Shares
                                                     5.24%       117.83%
                                                     5.23%       162.62%
                                                     5.29%       200.49%
                                                     3.95%        74.85%
                                                     3.41%*       63.89%
Investor Shares
                                                     4.43%       117.83%
                                                     4.33%       162.62%
                                                     4.53%       200.49%
                                                     2.27%        74.85%
                                                    (2.52%)*      63.89%
Flex Shares
                                                     3.00%       117.83%
                                                     1.91%*      162.62%
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                                                     4.96%        92.89%
                                                     5.21%        94.00%
                                                     4.48%        87.98%
                                                     3.07%       116.57%
                                                     2.93%*       36.44%
Investor Shares
                                                     4.50%        92.89%
                                                     4.91%        94.00%
                                                     4.21%        87.98%
                                                     2.48%       116.57%
                                                     0.54%*       36.44%
Flex Shares
                                                     3.29%        92.89%
                                                     3.11%*       94.00%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                                                     5.68%       133.45%
                                                     5.85%        83.01%
                                                     6.15%*       67.63%
Investor Shares
                                                     4.97%       133.45%
                                                     4.40%        83.01%
                                                    (0.57%)*      67.63%
Flex Shares
                                                     3.79%       133.45%
                                                     3.04%*       83.01%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        NET ASSET                NET REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS
                                                          VALUE         NET      UNREALIZED GAINS       FROM           FROM
                                                       BEGINNING OF  INVESTMENT      (LOSSES)      NET INVESTMENT    REALIZED
                                                          PERIOD       INCOME     ON INVESTMENTS       INCOME      CAPITAL GAINS
                                                       ------------  ----------  ----------------  --------------  -------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                             1997         $ 9.91       $ 0.62         $ 0.11           $(0.62)        $   --
                                             1996          10.27         0.62          (0.33)           (0.62)         (0.03)
                                             1995(1)        9.98         0.53           0.29            (0.53)            --
Investor Shares
                                             1997         $ 9.90       $ 0.58         $ 0.12           $(0.58)        $   --
                                             1996          10.26         0.59          (0.33)           (0.59)         (0.03)
                                             1995(2)       10.00         0.56           0.26            (0.56)            --
Flex Shares
                                             1997         $ 9.91       $ 0.53         $ 0.11           $(0.53)        $   --
                                             1996(3)       10.31         0.52          (0.37)           (0.52)         (0.03)
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
Investor Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.05             --            (0.05)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
Investor Shares
                                             1997         $ 1.00       $ 0.05         $   --           $(0.05)        $   --
                                             1996           1.00         0.05             --            (0.05)            --
                                             1995           1.00         0.04             --            (0.04)            --
                                             1994           1.00         0.03             --            (0.03)            --
                                             1993(4)        1.00         0.03             --            (0.03)            --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                             1997         $ 1.00       $ 0.03         $   --           $(0.03)        $   --
                                             1996           1.00         0.03             --            (0.03)            --
                                             1995           1.00         0.03             --            (0.03)            --
                                             1994           1.00         0.02             --            (0.02)            --
                                             1993(4)        1.00         0.02             --            (0.02)            --
Investor Shares
                                             1997         $ 1.00       $ 0.03         $   --           $(0.03)        $   --
                                             1996           1.00         0.03             --            (0.03)            --
                                             1995           1.00         0.03             --            (0.03)            --
                                             1994           1.00         0.02             --            (0.02)            --
                                             1993(4)        1.00         0.02             --            (0.02)            --

  *  Annualized.
  +  Returns are for the period indicated and have not been annualized.
(A)  Total return figures do not reflect applicable sales loads.
(1)  Commenced operations on July 31, 1994.
(2)  Commenced operations on June 9, 1994.
(3)  Commenced operations on June 7, 1995.
(4)  Commenced operations on June 8, 1992.

--------------------------------------------------------------------------------

                                                                                                             RATIO OF
                                                                                                            EXPENSES TO
                                                                                               RATIO OF     AVERAGE NET
                                                                                   RATIO OF      NET          ASSETS
                                                                                   EXPENSES   INVESTMENT    (EXCLUDING
                                             NET ASSET               NET ASSETS       TO      INCOME TO       WAIVERS
                                             VALUE END    TOTAL        END OF      AVERAGE     AVERAGE          AND
                                             OF PERIOD  RETURN (A)  PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENTS)
                                             ---------  ----------  ------------  ----------  ----------  ---------------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                              $10.02       7.54%     $   19,471      0.75%       6.19%         1.02%
                                                9.91       2.77%         10,277      0.75%       6.05%         1.25%
                                               10.27       8.64%+         3,291      0.75%*      6.67%*        3.33%*
Investor Shares
                                              $10.02       7.21%     $    2,243      1.15%       5.76%         1.79%
                                                9.90       2.47%          2,396      1.15%       5.68%         2.50%
                                               10.26       8.61%+           589      1.15%*      6.08%*        6.84%*
Flex Shares
                                              $10.02       6.57%     $    2,801      1.66%       5.26%         2.42%
                                                9.91       1.42%*         2,826      1.66%*      5.18%*        2.86%*
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                              $ 1.00       5.01%     $1,086,555      0.58%       4.90%         0.76%
                                                1.00       5.25%      1,050,800      0.58%       5.11%         0.78%
                                                1.00       4.79%        799,189      0.58%       4.77%         0.79%
                                                1.00       2.88%        583,399      0.58%       2.86%         0.79%
                                                1.00       2.92%*       410,991      0.58%*      2.85%*        0.78%*
Investor Shares
                                              $ 1.00       4.84%     $  283,544      0.75%       4.74%         0.97%
                                                1.00       5.08%        215,696      0.75%       4.94%         1.00%
                                                1.00       4.62%        157,616      0.75%       4.55%         1.01%
                                                1.00       2.71%        129,415      0.75%       2.67%         0.99%
                                                1.00       2.75%*        61,578      0.75%*      2.68%*        1.02%*
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                              $ 1.00       4.83%     $  344,350      0.61%       4.73%         0.76%
                                                1.00       5.14%        325,493      0.61%       5.02%         0.78%
                                                1.00       4.67%        434,111      0.61%       4.64%         0.80%
                                                1.00       2.77%        309,228      0.61%       2.69%         0.77%
                                                1.00       2.79%*       453,567      0.61%*      2.71%*        0.78%*
Investor Shares
                                              $ 1.00       4.69%     $   63,178      0.75%       4.59%         0.96%
                                                1.00       4.99%         58,608      0.75%       4.88%         0.99%
                                                1.00       4.51%         46,639      0.75%       4.51%         1.02%
                                                1.00       2.63%         32,395      0.75%       2.54%         0.97%
                                                1.00       2.65%*        16,688      0.75%*      2.57%*        1.11%*
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                              $ 1.00       3.09%     $  333,006      0.50%       3.04%         0.66%
                                                1.00       3.28%        273,613      0.50%       3.23%         0.68%
                                                1.00       3.10%        215,413      0.45%       3.12%         0.70%
                                                1.00       2.08%        143,982      0.42%       2.05%         0.71%
                                                1.00       2.12%*        78,416      0.41%*      2.07%*        0.70%*
Investor Shares
                                              $ 1.00       2.97%     $  102,013      0.62%       2.92%         0.83%
                                                1.00       3.16%         95,223      0.62%       3.10%         0.85%
                                                1.00       3.00%         87,647      0.55%       3.00%         0.87%
                                                1.00       1.96%         61,675      0.54%       1.93%         0.88%
                                                1.00       2.00%*        35,209      0.53%*      1.95%*        0.95%*

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
                                                    TO
                                                AVERAGE NET
                                                  ASSETS
                                                (EXCLUDING
                                                  WAIVERS      PORTFOLIO
                                                    AND        TURNOVER
                                              REIMBURSEMENTS)    RATE
                                              ---------------  --------
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                                                    5.92%       21.15%
                                                    5.55%       83.38%
                                                    4.09%*      30.39%
Investor Shares
                                                    5.12%       21.15%
                                                    4.33%       83.38%
                                                    0.39%*      30.39%
Flex Shares
                                                    4.50%       21.15%
                                                    3.98%*      83.38%
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                                                    4.72%          --
                                                    4.91%          --
                                                    4.56%          --
                                                    2.65%          --
                                                    2.65%*         --
Investor Shares
                                                    4.52%          --
                                                    4.69%          --
                                                    4.29%          --
                                                    2.43%          --
                                                    2.41%*         --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                                                    4.58%          --
                                                    4.85%          --
                                                    4.45%          --
                                                    2.53%          --
                                                    2.54%*         --
Investor Shares
                                                    4.38%          --
                                                    4.64%          --
                                                    4.24%          --
                                                    2.32%          --
                                                    2.21%*         --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                                                    2.88%          --
                                                    3.05%          --
                                                    2.87%          --
                                                    1.76%          --
                                                    1.78%*         --
Investor Shares
                                                    2.71%          --
                                                    2.87%          --
                                                    2.68%          --
                                                    1.59%          --
                                                    1.53%*         --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund, the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

    SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value.

    Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt

--------------------------------------------------------------------------------

    Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%

    Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

    FOREIGN CURRENCY TRANSLATION--The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    OTHER--Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

    Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Small Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

    RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to a net operating loss in the Sunbelt Equity Fund and the

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

    classification of short-term capital gains and ordinary income for tax purposes related to the other funds, have been reclassified to/from the following accounts:

                                                                            UNDISTRIBUTED
                                                             ACCUMULATED    NET INVESTMENT
                                          PAID-IN-CAPITAL   REALIZED GAIN       INCOME
                                               (000)            (000)           (000)
                                          ---------------   -------------   --------------
Mid-Cap Equity Fund.....................      $--               $(207)          $  207
International Equity Index Fund.........      --                 (204)             204
International Equity Fund...............      --                   83              (83)
Sunbelt Equity Fund.....................       (2,967)         --                2,967
Short-Term Bond Fund....................      --                  (54)              54

    These reclassifications have no effect on net assets or net asset values per share.

    USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agency Servicing and
Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993 and December 20, 1993 respectively.

--------------------------------------------------------------------------------

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                         MAXIMUM
                                                                         INVESTOR                MAXIMUM
                                                    MAXIMUM     TRUST     SHARE     INVESTOR   FLEX SHARE     FLEX
                                                     ANNUAL     SHARE    DISTRI-     SHARE       DISTRI-      SHARE
                                                    ADVISORY   MAXIMUM    BUTION    MAXIMUM    BUTION AND    MAXIMUM
                                                      FEE      EXPENSE     FEE      EXPENSE    SERVICE FEE   EXPENSE
                                                    --------   -------   --------   --------   -----------   -------
TRUSCO:
International Equity Index Fund*..................     .90%     1.05%       .38%      1.45%       1.00%       2.10%
Sunbelt Equity Fund...............................    1.15%     1.15%       .43%      1.60%       1.00%       2.20%
Short-Term Bond Fund..............................     .65%      .65%       .23%       .85%       1.00%       1.20%
Short-Term U.S. Treasury Securities Fund..........     .65%      .65%       .18%       .80%       1.00%       1.05%
U.S. Government Securities Fund...................     .74%      .75%       .38%      1.15%       1.00%       1.66%
Prime Quality Money Market Fund...................     .65%      .58%       .20%       .75%        --          --
U.S. Government Securities Money Market Fund......     .65%      .61%       .17%       .75%        --          --
Tax-Exempt Money Market Fund......................     .55%      .60%       .15%       .72%        --          --
STI CAPITAL MANAGEMENT, N.A.:
Value Income Stock Fund...........................     .80%      .95%       .33%      1.30%       1.00%       2.00%
Mid-Cap Equity Fund...............................    1.15%     1.15%       .43%      1.60%       1.00%       2.20%
Capital Growth Fund...............................    1.15%     1.15%       .68%      1.80%       1.00%       2.27%
Balanced Fund.....................................     .95%      .95%       .28%      1.25%       1.00%       2.01%
Small Cap Equity Fund.............................    1.15%     1.20%       --         --          --          --
Investment Grade Tax-Exempt Bond Fund.............     .74%      .75%       .43%      1.15%       1.00%       1.63%
Florida Tax-Exempt Bond Fund......................     .65%      .65%       .18%       .85%       1.00%       1.35%
Investment Grade Bond Fund........................     .74%      .75%       .43%      1.15%       1.00%       1.64%
Limited-Term Federal Mortgage Securities Fund.....     .65%      .65%       .23%       .90%       1.00%       1.25%
International Equity Fund.........................    1.25%     1.46%       .33%      1.81%       1.00%       2.51%
Emerging Markets Equity Fund......................    1.30%     1.55%       --         --          --          --

                                                                         MAXIMUM
                                                                         INVESTOR                MAXIMUM
                                                    MAXIMUM     TRUST     SHARE     INVESTOR   FLEX SHARE     FLEX
                                                     ANNUAL     SHARE    DISTRI-     SHARE       DISTRI-      SHARE
                                                    ADVISORY   MAXIMUM    BUTION    MAXIMUM    BUTION AND    MAXIMUM
                                                      FEE      EXPENSE     FEE      EXPENSE    SERVICE FEE   EXPENSE
                                                    --------   -------   --------   --------   -----------   -------
SUNTRUST BANK, ATLANTA:
Georgia Tax-Exempt Bond Fund......................     .65%      .65%       .18%       .85%       1.00%       1.35%
SUNTRUST BANK, CHATTANOOGA:
Tennessee Tax-Exempt Bond Fund....................     .65%      .65%       .18%       .85%       1.00%       1.35%

--------------------
* Trusco and SunBank serve as joint advisors to the International Equity Index Fund.

The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1997, were as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ----------  ----------
Value Income Stock Fund.................................  $1,510,065  $1,479,214
Mid-Cap Equity Fund.....................................     418,847     401,422
Small Cap Equity Fund...................................     138,246      20,448
Capital Growth Fund.....................................   1,613,504   1,785,362
Balanced Fund...........................................     162,679     134,261
Emerging Markets Equity Fund............................      39,912       6,023
International Equity Index Fund.........................       1,316      43,227
International Equity Fund...............................     683,881     480,728
Sunbelt Equity Fund.....................................     297,705     337,710
Investment Grade Tax-Exempt Bond Fund...................     737,733     729,258
Florida Tax-Exempt Bond Fund............................      69,939      56,743
Tennessee Tax-Exempt Bond Fund..........................         858         814
Georgia Tax-Exempt Bond Fund............................      18,954       5,152
Investment Grade Bond Fund..............................     833,857     550,764
Short-Term Bond Fund....................................      57,688      42,957
Short-Term U.S. Treasury Securities Fund................      --          --
Limited-Term Federal Mortgage Securities Fund...........      --          --
U.S. Government Securities Fund.........................      --          --

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                       PURCHASES     SALES
                                                         (000)       (000)
                                                       ----------  ----------
Value Income Stock Fund..............................  $   --      $   --
Mid-Cap Equity Fund..................................      --          --
Small Cap Equity Fund................................      --          --
Capital Growth Fund..................................      --          --
Balanced Fund........................................      79,476      93,071
Emerging Markets Equity Fund.........................      --          --
International Equity Index Fund......................      --          --
International Equity Fund............................      --          --
Sunbelt Equity Fund..................................      --          --
Investment Grade Tax-Exempt Bond Fund................      --          --
Florida Tax-Exempt Bond Fund.........................      --          --
Tennessee Tax-Exempt Bond Fund.......................      --          --
Georgia Tax-Exempt Bond Fund.........................      --          --
Investment Grade Bond Fund...........................  $1,016,624  $1,283,246
Short-Term Bond Fund.................................      49,756      70,593
Short-Term U.S. Treasury Securities Fund.............      32,074      21,455
Limited-Term Federal Mortgage Securities Fund........     187,177     136,508
U.S. Government Securities Fund......................      12,660       4,083

At May 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 1997, were as follows:

                                                       VALUE
                                                      INCOME      MID-CAP     SMALL-CAP
                                                       STOCK      EQUITY       EQUITY
                                                       FUND        FUND         FUND
                                                       (000)       (000)        (000)
                                                     ---------  -----------  -----------
Aggregate gross unrealized appreciation............  $ 181,099   $  36,213    $   8,808
Aggregate gross unrealized depreciation............    (26,682)    (10,378)      (1,164)
                                                     ---------  -----------  -----------
Net unrealized appreciation........................  $ 154,417   $  25,835    $   7,644
                                                     ---------  -----------  -----------
                                                     ---------  -----------  -----------

                                                                              EMERGING
                                                      CAPITAL                  MARKETS
                                                      GROWTH     BALANCED      EQUITY
                                                       FUND        FUND         FUND
                                                       (000)       (000)        (000)
                                                     ---------  -----------  -----------
Aggregate gross unrealized appreciation............  $ 201,727   $  13,349    $   3,401
Aggregate gross unrealized depreciation............    (20,916)     (1,442)      (1,293)
                                                     ---------  -----------  -----------
Net unrealized appreciation........................  $ 180,811   $  11,907    $   2,108
                                                     ---------  -----------  -----------
                                                     ---------  -----------  -----------

                                               INTERNATIONAL
                                                  EQUITY      INTERNATIONAL   SUNBELT
                                                   INDEX         EQUITY       EQUITY
                                                   FUND           FUND         FUND
                                                   (000)          (000)        (000)
                                               -------------  -------------  ---------
Aggregate gross unrealized appreciation......    $  12,670      $  69,379    $  94,010
Aggregate gross unrealized depreciation......       (4,169)        (4,549)     (12,447)
                                               -------------  -------------  ---------
Net unrealized appreciation..................    $   8,501      $  64,830    $  81,563
                                               -------------  -------------  ---------
                                               -------------  -------------  ---------

                                               INVESTMENT
                                                  GRADE          FLORIDA         TENNESSEE
                                               TAX-EXEMPT    TAX-EXEMPT BOND  TAX-EXEMPT BOND
                                                BOND FUND         FUND             FUND
                                                  (000)           (000)            (000)
                                              -------------  ---------------  ---------------
Aggregate gross unrealized appreciation.....    $   1,557       $     843        $     132
Aggregate gross unrealized depreciation.....          (84)            (43)             (12)
                                                   ------           -----            -----
Net unrealized appreciation.................    $   1,473       $     800        $     120
                                                   ------           -----            -----
                                                   ------           -----            -----

--------------------------------------------------------------------------------

                                                   GEORGIA     INVESTMENT      SHORT-
                                                 TAX-EXEMPT    GRADE BOND     TERM BOND
                                                    FUND          FUND          FUND
                                                    (000)         (000)         (000)
                                                -------------  -----------  -------------
Aggregate gross unrealized appreciation.......    $     425     $   3,182     $     172
Aggregate gross unrealized depreciation.......         (123)       (2,877)         (473)
                                                      -----    -----------        -----
Net unrealized appreciation/(depreciation)....    $     302     $     305     $    (301)
                                                      -----    -----------        -----
                                                      -----    -----------        -----

                                                     SHORT-       LIMITED-
                                                      TERM          TERM
                                                      U.S.         FEDERAL        U.S.
                                                    TREASURY      MORTGAGE     GOVERNMENT
                                                   SECURITIES    SECURITIES    SECURITIES
                                                      FUND          FUND          FUND
                                                      (000)         (000)         (000)
                                                  -------------  -----------  -------------
Aggregate gross unrealized appreciation.........    $      23     $     268     $      85
Aggregate gross unrealized depreciation.........          (53)         (413)         (299)
                                                          ---         -----         -----
Net unrealized appreciation/(depreciation)......    $     (30)    $    (145)    $    (214)
                                                          ---         -----         -----
                                                          ---         -----         -----

Subsequent to October 31, 1996, the Funds recognized net capital losses for tax purposes that have been deferred to 1997 and can be used to offset future capital gains at May 31, 1997. The Funds also had capital loss carryforwards at May 31, 1997 as follows:

                                CAPITAL LOSS                                             POST
                                 CARRYOVER     EXPIRES   EXPIRES   EXPIRES   EXPIRES    10/31
                                  5/31/97       2002      2003      2004      2005     DEFERRAL
FUND                               (000)        (000)     (000)     (000)     (000)     (000)
------------------------------  ------------   -------   -------   -------   -------   --------
Florida Tax-Exempt Bond
 Fund.........................    $   127       $--      $ --       $--      $  127      $ 83
Tennessee Tax Exempt
 Bond Fund....................         12        --        --        --          12      --
Investment Grade
 Bond Fund....................     10,613        --       6,388      --       4,225      --
Short-Term Bond Fund..........        137        --        --        --         137       120
Short-Term U.S. Treasury
 Securities Fund..............        232        --         203        29      --          26
Limited-Term Federal Mortgage
 Securities Fund..............     --            --        --        --        --          28
U.S. Government Securities
 Fund.........................         31        --        --        --          31        20
Prime Quality Money Market
 Fund.........................        379           3       173      --         203      --
U.S. Government Securities
 Money Market Fund............         62        --          11      --          51      --
Tax-Exempt Money Market
 Fund.........................          4        --        --           4      --        --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. Consent of Sole Shareholder:

On December 30, 1996, the sole shareholder of the Emerging Markets Equity Fund and Small Cap Equity Fund (the "Funds") approved the following: SEI Fund Resources as administrator of the Funds, STI Capital Management, N.A. as investment advisor to the assets of the Funds, SEI Investments Distribution Co. as distributor of the shares of the Funds, the Distribution and Service Plan for Flex Shares, the Distribution Plan for Investor Shares, and Arthur Andersen LLP as independent public accountants of the Funds.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                       UNAUDITED

For shareholders that do not have a May 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year:

                                          (A)*                               (C)
                                        LONG TERM          (B)*
                                      CAPITAL GAINS   ORDINARY INCOME       TOTAL
                                      DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
FUND                                   (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
-----------------------------------  ---------------  ---------------  ---------------
Value Income Stock                           31.66%           68.34%            100%
Mid-Cap Equity                               53.39%           46.61%            100%
Small Cap Equity                                 0%             100%            100%
Capital Growth                               36.04%           63.96%            100%
Balanced                                     28.88%           71.12%            100%
Emerging Markets Equity                          0%               0%              0%
International Equity Index                   68.28%           31.72%            100%
International Equity                             0%             100%            100%
Sunbelt Equity                               78.18%           21.82%            100%
Investment Grade Tax-Exempt Bond               .90%           99.10%            100%
Florida Tax-Exempt Bond                       2.50%           97.50%            100%
Tennessee Tax-Exempt Bond                        0%             100%            100%
Georgia Tax-Exempt Bond                       6.68%           93.32%            100%
Investment Grade Bond                            0%             100%            100%
Short-Term Bond                                  0%             100%            100%
Short-Term U.S. Treasury Securities              0%             100%            100%
Limited-Term Federal Mortgage
 Securities                                   1.81%           98.19%            100%
U.S. Government Securities                       0%             100%            100%
Prime Quality Money Market                       0%             100%            100%
U.S. Government Securities Money
 Market                                          0%             100%            100%
Tax-Exempt Money Market                          0%             100%            100%


                                          (D)**           (E)***
                                       QUALIFYING       TAX-EXEMPT
FUND                                  DIVIDENDS (1)      INTEREST
-----------------------------------  ---------------  ---------------
Value Income Stock                           24.34%               0%
Mid-Cap Equity                               17.39%               0%
Small Cap Equity                               100%               0%
Capital Growth                                9.03%               0%
Balanced                                      8.08%               0%
Emerging Markets Equity                          0%               0%
International Equity Index                       0%               0%
International Equity                             0%               0%
Sunbelt Equity                                   0%               0%
Investment Grade Tax-Exempt Bond                 0%           65.39%
Florida Tax-Exempt Bond                          0%           94.61%
Tennessee Tax-Exempt Bond                        0%           92.09%
Georgia Tax-Exempt Bond                          0%           93.94%
Investment Grade Bond                            0%               0%
Short-Term Bond                                  0%               0%
Short-Term U.S. Treasury Securities              0%               0%
Limited-Term Federal Mortgage
 Securities                                      0%               0%
U.S. Government Securities                       0%               0%
Prime Quality Money Market                       0%               0%
U.S. Government Securities Money
 Market                                          0%               0%
Tax-Exempt Money Market                          0%           99.44%

----------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* Items (A) and (B) are based on a percentage of each fund's total distributions.

**   Item (D) is based on the net income of the fund.

***  Item (E) is based on the ordinary income distributions of the fund.

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL
                                 PURPOSES ONLY.

The STI Classic International Equity Index Fund and STI Classic International Equity Fund have made an election under section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended May 31, 1997. The information provided below is pertinent to taxpayers who meet the following two criteria:

    1)  file a U.S. Federal Income Tax Return and
    2) held shares of the Fund on the dividend record date of December 30, 1996 and satisfy the applicable requirements of the Code.

The amount per share of income from, and foreign taxes paid to, each country is listed in the following schedule:

                  STI CLASSIC INTERNATIONAL EQUITY INDEX FUND

                                            TRUST SHARES              INVESTOR SHARES               FLEX SHARES
                                        GROSS        FOREIGN        GROSS        FOREIGN        GROSS        FOREIGN
                COUNTRY                DIVIDEND     TAXES PAID     DIVIDEND     TAXES PAID     DIVIDEND     TAXES PAID
-----------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
          Australia                        0.0018       0.0003         0.0012       0.0003         0.0004       0.0003
          Austria                          0.0059       0.0004         0.0037       0.0004         0.0005       0.0004
          Belgium                          0.0054       0.0015         0.0039       0.0015         0.0016       0.0015
          Denmark                          0.0014       0.0004         0.0010       0.0004         0.0004       0.0004
          Finland                          0.0014       0.0004         0.0010       0.0004         0.0004       0.0004
          France                           0.0216       0.0076         0.0162       0.0076         0.0080       0.0076
          Germany                          0.0197       0.0028         0.0131       0.0028         0.0033       0.0028
          Hong Kong                        0.0018       0.0000         0.0011       0.0000         0.0001       0.0000
          Italy                            0.0113       0.0028         0.0080       0.0028         0.0030       0.0028
          Japan                            0.0186       0.0053         0.0134       0.0053         0.0057       0.0053
          Netherlands                      0.0068       0.0019         0.0049       0.0019         0.0020       0.0019
          Norway                           0.0016       0.0005         0.0012       0.0005         0.0005       0.0005
          Spain                            0.0113       0.0031         0.0081       0.0031         0.0033       0.0031
          Sweden                           0.0028       0.0008         0.0020       0.0008         0.0009       0.0008
          Switzerland                      0.0027       0.0004         0.0018       0.0004         0.0005       0.0004
          United Kingdom                   0.0290       0.0082         0.0209       0.0082         0.0088       0.0082
          United States                    0.0017       0.0000         0.0010       0.0000         0.0000       0.0000
                                           ------       ------         ------       ------         ------       ------
                                           0.1448       0.0364         0.1025       0.0364         0.0394       0.0364

   Please consult your tax advisor for proper treatment of this information.

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL
                                 PURPOSES ONLY.

The amount per share of income from and foreign taxes paid to each country is listed in the following schedule:

                     STI CLASSIC INTERNATIONAL EQUITY FUND

                                            TRUST SHARES
                                        GROSS        FOREIGN
COUNTRY                                DIVIDEND     TAXES PAID
-----------------------------------  ------------  ------------
Argentina                                  0.0003       0.0000
Australia                                  0.0012       0.0002
Brazil                                     0.0001       0.0000
Canada                                     0.0016       0.0008
Chile                                      0.0001       0.0001
Denmark                                    0.0002       0.0001
Finland                                    0.0027       0.0014
France                                     0.0026       0.0017
Germany                                    0.0016       0.0008
Hong Kong                                  0.0016       0.0000
Indonesia                                  0.0005       0.0003
Italy                                      0.0021       0.0012
Japan                                      0.0022       0.0011
Mexico                                     0.0004       0.0000
Netherlands                                0.0059       0.0031
New Zealand                                0.0005       0.0003
Panama                                     0.0003       0.0000
Peru                                       0.0004       0.0000
Singapore                                  0.0011       0.0007
South Africa                               0.0003       0.0000
Spain                                      0.0017       0.0009
Sweden                                     0.0040       0.0021
Switzerland                                0.0015       0.0007
United Kingdom                             0.0037       0.0018
United States                              0.0030       0.0000
                                           ------       ------
                                           0.0396       0.0173

   Please consult your tax advisor for proper treatment of this information.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
COMMERCIAL PAPER (70.0%)
  A1 Credit
    5.640%, 06/02/97                                       $13,000      $   12,998
  American Express
    5.500%, 08/28/97                                           500             493
  Banc One Funding
    5.620%, 07/21/97                                         4,000           3,969
    5.680%, 08/14/97                                         3,811           3,767
  Bank of America Toronto, Yankee
    5.730%, 07/31/97                                         5,500           5,500
  Bank of Montreal
    5.520%, 07/01/97                                        10,000           9,954
  Bank of New York
    5.500%, 06/02/97                                         3,350           3,350
  Bankers Trust
    5.500%, 11/17/97                                           200             195
  BAT Capital
    5.530%, 06/24/97                                        10,000           9,965
  Bell Atlantic Network Funding
    5.600%, 06/12/97                                         1,000             998
  Campbell Soup
    5.550%, 07/07/97                                         2,550           2,536
  Cargill Global Funding
    5.550%, 06/16/97                                         5,000           4,988
    5.820%, 11/25/97                                           500             486
  Caterpillar Financial Services
    5.600%, 09/11/97                                         4,915           4,837
  Dean Witter Discover
    5.640%, 08/01/97                                         6,000           5,943
  Dominion Semiconductor
    5.650%, 06/03/97                                         5,000           4,998
    5.570%, 06/11/97                                         5,000           4,992
  Dresser Industries
    5.550%, 06/30/97                                        10,000           9,955
  Ford Motor Credit
    5.520%, 06/24/97                                           835             832
    5.600%, 06/27/97                                         1,000             996
    5.640%, 07/21/97                                         5,000           4,961
  Gannett
    5.520%, 06/17/97                                         4,775           4,763
  General Electric Capital
    5.400%, 06/02/97                                           500             500

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

    5.700%, 06/30/97                                       $ 1,000      $      995
    5.630%, 09/25/97                                         1,000             982
  Golden Peanut
    5.400%, 07/15/97                                           250             248
  GTE Funding
    5.510%, 06/05/97                                         3,500           3,498
    5.510%, 06/06/97                                         5,350           5,346
    5.530%, 06/17/97                                         3,000           2,993
  Hertz
    5.620%, 07/25/97                                         8,500           8,428
  IBM Credit
    5.550%, 06/09/97                                         7,717           7,708
    5.550%, 06/19/97                                         5,000           4,987
  John Hancock Capital
    5.600%, 06/26/97                                         9,375           9,339
  Marsh & Mclennan
    5.700%, 09/05/97                                         2,393           2,357
  Metlife Funding
    5.530%, 07/11/97                                         2,203           2,189
  Monongahela Power
    5.700%, 06/02/97                                         6,320           6,319
  National Australia Funding
    5.550%, 06/02/97                                        12,000          11,998
    5.430%, 08/13/97                                           250             247
  National City Credit
    5.650%, 07/28/97                                         2,000           1,982
    5.665%, 08/21/97                                         5,000           4,936
  New England Power
    5.550%, 06/04/97                                         2,300           2,299
    5.520%, 06/06/97                                         5,550           5,546
    5.540%, 06/12/97                                         2,123           2,119
  Pactel Capital Resources
    5.510%, 06/23/97                                         7,000           6,976
  Philip Morris
    5.700%, 06/02/97                                         8,000           7,999
    5.550%, 06/06/97                                         1,505           1,504
    5.550%, 06/09/97                                         1,275           1,273
    5.550%, 06/18/97                                         1,240           1,237
  Potomac Electric Power
    5.600%, 06/06/97                                         9,360           9,353
  Progress Capital
    5.520%, 06/09/97                                         8,798           8,787

--------------------------------------------------------------------------

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
COMMERCIAL PAPER--CONTINUED
    5.550%, 06/20/97                                       $ 1,271      $    1,267
  Royal Bank Canada
    5.580%, 07/15/97                                         3,010           2,989
  RTZ America
    5.370%, 06/16/97                                           250             249
    5.550%, 06/25/97                                           250             249
    5.570%, 07/08/97                                           800             795
  Sherwin Williams
    5.550%, 06/18/97                                         5,000           4,987
  Societe Generale North America
    5.500%, 09/10/97                                           200             197
  Sony Capital
    5.650%, 06/02/97                                         4,400           4,399
  South Carolina Fuel
    5.510%, 06/20/97                                         4,435           4,422
  Southern New England
    Telcommunications
    5.580%, 06/11/97                                         1,157           1,155
  Transamerica Finance
    5.650%, 06/02/97                                         7,500           7,499
    5.520%, 06/12/97                                         5,000           4,992
    5.530%, 06/13/97                                           700             699
  U.S. Borax
    5.370%, 06/16/97                                           250             249
    5.600%, 07/01/97                                         2,000           1,991
    5.650%, 07/16/97                                         1,600           1,589
  Union Bank Of Switzerland Finance
    5.750%, 06/02/97                                         1,000           1,000
  Virgina Electric & Power
    5.650%, 07/16/97                                         2,000           1,986
  Waste Management Technologies
    5.580%, 06/24/97                                         3,000           2,989
    5.650%, 06/27/97                                         2,770           2,759
  Xerox Credit
    5.520%, 06/12/97                                         1,985           1,982
    5.510%, 06/24/97                                         5,100           5,082
                                                                       -----------
Total Commercial Paper
    (Cost $277,147)                                                        277,147
                                                                       -----------
 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

MUNICIPAL BONDS (0.3%)
  Compton Community,
    Redevelopment Agency,
    Series 1995B, RB (FSA)
    6.150%, 08/01/97                                       $ 1,000      $    1,000
                                                                       -----------
Total Municipal Bonds
    (Cost $1,000)                                                            1,000
                                                                       -----------
CORPORATE OBLIGATIONS (5.2%)
  Associates Corporation of
    North America
    6.750%, 06/13/97                                         3,000           3,001
    8.625%, 06/15/97                                           500             500
  Beneficial MTN
    6.850%, 11/19/97                                         1,500           1,506
    6.860%, 11/19/97                                         2,200           2,209
  BP America
    8.875%, 12/01/97                                           200             203
  Dow Capital
    5.750%, 09/15/97                                           500             500
  FCC National Bank (A)
    5.640%, 05/08/98                                         3,000           2,999
  Federal National Mortgage
    Association MTN
    6.520%, 09/08/97                                           500             501
    6.520%, 09/15/97                                           900             901
  First Chicago MTN
    11.150%, 10/31/97                                        1,700           1,735
  Household Finance
    7.750%, 06/15/97                                         2,250           2,251
    6.250%, 10/15/97                                         1,000           1,001
  Morgan Guaranty Trust
    5.950%, 06/06/97                                           200             200
  Teco Energy MTN
    9.250%, 06/16/97                                         3,000           3,004
                                                                       -----------
Total Corporate Obligations
    (Cost $20,511)                                                          20,511
                                                                       -----------
CERTIFICATES OF DEPOSIT (4.8%)
  Bankers Trust Toronto
    5.690%, 08/21/97                                         4,000           4,000
  Societe Generale Yankee
    5.690%, 08/22/97                                         5,000           5,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997

 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--CONTINUED
  Swiss Bank, Yankee
    5.530%, 06/30/97                                       $10,000      $   10,000
                                                                       -----------
Total Certificates Of Deposit
    (Cost $19,000)                                                          19,000
                                                                       -----------
ASSET-BACKED SECURITIES (1.0%)
  Americredit Auto Receivables
    Trust, 1997-B, Cl A
    5.790%, 06/12/98                                         4,000           4,000
                                                                       -----------
Total Asset-Backed Securities
    (Cost $4,000)                                                            4,000
                                                                       -----------
REPURCHASE AGREEMENTS (21.3%)
  Deutsche Bank
    5.56%, dated 05/30/97, matures 06/02/97, repurchase
    price $76,220,749 (collateralized by various FHLMC
    obligations, total par value $94,382,160,
    0.000%-6.630%, 05/15/08-09/01/26; FNMA obligation,
    par value $21,264,738, 0.000%, 01/01/26: total
    market value $77,708,900)                               76,185          76,185
  Salomon Brothers 5.56%, dated 05/30/97, matures
    06/02/97, repurchase price $8,072,554
    (collateralized by various FHLMC obligations, total
    par value $9,465,582, 6.014%-8.500%,
    07/01/02-11/01/26; various FNMA obligations, total
    par value $20,886,794, 5.500%-9.000%,
    04/01/98-05/01/26: total market value $8,294,005)        8,069           8,069
                                                                       -----------
 --------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
                                                            (000)         (000)
 --------------------------------------------------------------------------------

Total Repurchase Agreements
    (Cost $84,254)                                                      $   84,254
                                                                       -----------
Total Investments (102.6%)
    (Cost $405,912)                                                        405,912
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET (-2.6%)                                  (10,239)
                                                                       -----------
NET ASSETS:
  Fund shares of the Institutional Shares (unlimited
    authorization -- no par value) based on 395,673,180
    outstanding shares of beneficial interest                              395,673
                                                                       -----------
Total Net Assets (100.0%)                                               $  395,673
                                                                       -----------
                                                                       -----------
Net Asset Value, Offering and
    Redemption Price Per Share --
    Institutional Shares                                                $     1.00
                                                                       -----------
                                                                       -----------

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- SECURITY INSURED BY FINANCIAL SECURITY ASSURANCE
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
(A) -- VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
TREASURY NOTE (4.9%)
  U.S. Treasury Note
    5.750%, 10/31/97                                       $1,000      $ 1,000
Total Treasury Note
   (Cost $1,000)                                                         1,000
                                                                       -------
REPURCHASE AGREEMENTS (71.1%)
  Deutsche Bank
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,031,851 (collateralized by U.S. Treasury
    Bill, par value $948,000, 0.000%, 07/31/97; U.S.
    Treasury Note, par value $111,000, 5.125%,
    12/31/98: total maket value $1,052,006)                 1,031        1,031
  Merrill Lynch
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,995 (collateralized by U.S. Government
    STRIPS, total par value $1,995,661, 0.000%,
    05/15/02-11/15/14: total market value $1,021,320)       1,001        1,001
  Barclays
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,677,964 (collateralized by U.S. Treasury
    Bill, par value $4,955,000, 0.000%, 02/05/98:
    market value $4,770,173)                                4,676        4,676
  Morgan Stanley
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by U.S. Treasury
    Note, par value $990,000, 7.25%, 05/15/04: market
    value $1,021,442)                                       1,000        1,000

------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
                                                            (000)       (000)
------------------------------------------------------------------------------
  Salomon Brothers
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by various U.S.
    Treasury Notes, total par value $1,005,000,
    6.125%-8.875%, 11/15/97-07/31/00: total market
    value $1,022,745)                                      $1,000      $ 1,000
  Swiss Bank
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $4,678,206 (collateralized by U.S. Treasury
    Bond, par value $4,565,000, 7.250%, 08/15/22; U.S.
    Treasury Note, par value $25,000, 5.875%, 06/30/00:
    total market value $4,777,310)                          4,676        4,676
  Union Bank of Switzerland
    5.50%, dated 05/30/97, matures 06/02/97, repurchase
    price $1,000,458 (collateralized by U.S. Treasury
    Note, par value 1,030,000, 5.875%, 11/15/99: market
    value $1,021,198)                                       1,000        1,000
                                                                       -------
Total Repurchase Agreements
   (Cost $14,384)                                                       14,384
                                                                       -------
Total Investments (76.0% of Net Assets)
   (Cost $15,384)                                                      $15,384
                                                                       -------
                                                                       -------

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST
         AND PRINCIPAL SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                        CLASSIC INSTITUTIONAL
                                                                            U.S. TREASURY
                                                                             SECURITIES
                                                                            MONEY MARKET
                                                                                FUND
                                                                        ---------------------
Assets:
  Investments at market value (Cost $15,384)..........................         $15,384
  Receivables for investment securities sold..........................           4,951
  Other assets........................................................             120
                                                                               -------
  Total Assets........................................................          20,455
                                                                               -------
Liabilities:
  Accrued expenses....................................................              26
  Distribution payable................................................             101
  Other liabilities...................................................              90
                                                                               -------
  Total Liabilities...................................................             217
                                                                               -------
Net Assets:
  Fund Shares of the Institutional Shares (unlimited authorization --
    no par value)
    based on 20,238,609 outstanding shares of beneficial interest.....          20,239
  Accumulated net realized loss on investments........................              (1)
                                                                               -------

  Total Net Assets....................................................         $20,238
                                                                               -------
                                                                               -------
Net Asset Value, Offering Price and Redemption Price Per Share --
 Institutional Shares.................................................         $  1.00
                                                                               -------
                                                                               -------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                            CLASSIC           CLASSIC
                                                                         INSTITUTIONAL     INSTITUTIONAL
                                                                        CASH MANAGEMENT    U.S. TREASURY
                                                                         MONEY MARKET     SECURITIES MONEY
                                                                             FUND           MARKET FUND
                                                                        ---------------   ----------------
                                                                          12/12/96*-         12/12/96*-
                                                                           05/31/97           05/31/97
                                                                        ---------------   ----------------
Income:
  Interest Income.....................................................      $2,784              $491
Expenses:
  Investment Advisory Fees............................................         100                18
  Investment Advisory Fees Waived.....................................        (100)              (18)
  Contribution from Advisor...........................................        (131)              (20)
  Administrator Fees..................................................          33                 6
  Registration Fees...................................................         108                 3
  Transfer Agent Fees.................................................           8                 8
  Printing Fees.......................................................           3                 3
  Amortization of Deferred Organizational Costs.......................           8                 8
                                                                            ------               ---
    Total Expenses....................................................          29                 8
                                                                            ------               ---
Net Investment Income.................................................       2,755               483
                                                                            ------               ---
Net Realized Loss on Securities Sold..................................          --                (1)
                                                                            ------               ---
Increase in Net Assets Resulting from Operations......................      $2,755              $482
                                                                            ------               ---
                                                                            ------               ---

*  Commencement of Operations

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31, 1997

                                                                            CLASSIC           CLASSIC
                                                                         INSTITUTIONAL     INSTITUTIONAL
                                                                        CASH MANAGEMENT    U.S. TREASURY
                                                                         MONEY MARKET     SECURITIES MONEY
                                                                             FUND           MARKET FUND
                                                                        ---------------   ----------------
                                                                          12/12/96*-         12/12/96*-
                                                                           05/31/97           05/31/97
                                                                        ---------------   ----------------
Operations:
  Net Investment Income...............................................     $   2,755         $     483
  Net Realized Loss on Securities Sold................................            --                (1)
                                                                        ---------------   ----------------
    Increase in Net Assets Resulting from Operations..................         2,755               482
                                                                        ---------------   ----------------
Distributions to Shareholders:
  Net Investment Income...............................................        (2,755)             (483)
  Capital Gains.......................................................            --                --
                                                                        ---------------   ----------------
  Total Distributions.................................................        (2,755)             (483)
                                                                        ---------------   ----------------
Capital Share Transactions (1):
  Proceeds from Shares Issued.........................................       578,520           143,133
  Reinvestments of Cash Distributions.................................            --                --
  Cost of Shares Redeemed.............................................      (182,847)         (122,894)
                                                                        ---------------   ----------------
    Increase in Net Assets from Share Transactions....................       395,673            20,239
                                                                        ---------------   ----------------
      Total Increase in Net Assets....................................       395,673            20,238
                                                                        ---------------   ----------------
Net Assets:
  Beginning of Period.................................................            --                --
                                                                        ---------------   ----------------
  End of Period.......................................................     $ 395,673         $  20,238
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------
(1) Shares Issued and Redeemed:
    Shares Issued.....................................................       578,520           143,133
    Shares Issued in Lieu of Cash Distributions.......................            --                --
    Shares Redeemed...................................................      (182,847)         (122,894)
                                                                        ---------------   ----------------
      Net Share Transactions..........................................       395,673            20,239
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------

*  Commencement of Operations.

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    NET REALIZED AND
                                                          NET       UNREALIZED GAINS
                                  NET ASSET VALUE     INVESTMENT       OR (LOSSES)      DISTRIBUTIONS FROM
                                BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME
                                -------------------  -------------  -----------------  ---------------------

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional
Shares
                          1997*      $    1.00         $    0.02        $      --            $   (0.02)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional
Shares
                          1997*      $    1.00         $    0.02        $      --            $   (0.02)


                       DISTRIBUTIONS FROM
                     REALIZED CAPITAL GAINS
                     -----------------------
CLASSIC INSTITUTION
Institutional
Shares
                            $      --
CLASSIC INSTITUTION
Institutional
Shares
                            $      --

  * Commenced operations on December 12, 1996. Total return is for the period indicated and has not been annualized. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                                       RATIO OF            NET INVESTMENT
                          NET ASSETS                             RATIO OF             EXPENSES TO             INCOME TO
 NET ASSET                  END OF          RATIO OF          NET INVESTMENT      AVERAGE NET ASSETS     AVERAGE NET ASSETS
 VALUE END      TOTAL       PERIOD         EXPENSES TO           INCOME TO        (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
 OF PERIOD     RETURN        (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
-----------  -----------  -----------  -------------------  -------------------  ---------------------  ---------------------

 $    1.00         2.51%   $ 395,673             0.06%                5.49%                 0.52%                  5.03%

 $    1.00         2.46%   $  20,238             0.09%                5.27%                 0.51%                  4.85%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1996

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The footnotes herein pertain only to the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

    SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

    OTHER--Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state

--------------------------------------------------------------------------------

registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, July 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                               MAXIMUM
                                               ANNUAL    INSTITUTIONAL
                                               ADVISORY  SHARE MAXIMUM
                                                 FEE        EXPENSE
                                               -------   -------------
TRUSCO:
Classic Institutional Cash Management Money
 Market Fund.................................   .20%         .20%
Classic Institutional U.S. Treasury Money
 Market Fund.................................   .20%         .20%

The Investment Advisors and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1996

7. Consents of Sole Shareholder:

On November 20, 1996, the sole shareholder of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds") approved the following appointments: SEI Financial Service Company to serve as administrator of the Funds, Trusco Capital Management to serve as investment advisor to the assets of the Funds, SEI Investments Distribution Co. to serve as distributor of the shares of the Funds and Arthur Andersen LLP to serve as independent public accountants of the Funds.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1997                                       UNAUDITED

For shareholders that do not have a May 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year:

                                                        (A)*            (B)*
                                                      LONG TERM       ORDINARY           (C)
                                                    CAPITAL GAINS      INCOME           TOTAL           (D)**         (E)***
                                                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING     TAX-EXEMPT
FUND                                                 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS (1)    INTEREST
--------------------------------------------------  -------------   -------------   -------------   -------------   ----------
Classic Institutional Cash Management Money Market       0%             100%            100%             0%             0%
Classic Institutional U.S. Treasury Securities
 Money Market                                            0%             100%            100%             0%             0%

 (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on a percentage of each fund's total distributions.
 ** Item (D) is based on the net income of the fund.
*** Item (E) is based on the ordinary income distributions of the fund.

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 21


Item 24.      Financial Statements and Exhibits:

Financial Statements


(a) Part A -  Financial Highlights
    Part B -  Audited Financial Statements as of May 31, 1997:
              Statement of Net Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements



(b) Additional Exhibits
    (1) Declaration of Trust--as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (2) By-Laws--as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (3)       Not applicable.
    (4)       Not applicable.
    (5)(c) Revised Investment Advisory Agreement with Trusco Capital Management--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(d) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(e) Investment Advisory Agreement with Trust Company Bank--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (6) Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (7)       Not applicable.
    (8)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994--as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(b) Custodian Agreement with the Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(c) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

    (8)(d) Fourth Amendment to Custodian Agreement by and Between Sti Trust & Investment Operations, Inc. And the Bank of New York, Dated May 6, 1997.*


    (9)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.


    (9)(b) Consent to Assignment and Assumption of the Administration Agreement Between Sti Classic Funds and Sei Financial Mangement Corporation.*


    (10) Opinion and Consent of Counsel (Incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992).
    (11)      Consent of Independent Public Accountants.*
    (12)      Not applicable.
    (13)      Not applicable.
    (14)      Not applicable.
    (15) Distribution Plan - Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (15)(a) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (16) Performance Quotation Computation (Incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).
    (17)      Not applicable.
    (18) Rule 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.


    (24)      Powers of Attorney*


              *Filed Herewith.

Item 25.      Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.      Number of Holders of Securities:


As of  September 3, 1997:

                                                                  NUMBER OF
TITLE OF CLASS                                                    RECORD HOLDERS

Units of beneficial interest, without par value

Balanced Fund


    Trust Shares..........................................................    8

    Investor Shares.......................................................  332
    Flex Shares...........................................................  474
Capital Growth Fund
    Trust Shares..........................................................   10
    Investor Shares.......................................................9,510
    Flex Shares...........................................................3,768
Classic Institutional Cash Management Money Market Fund...................    8
Classic Institutional U.S. Treasury Securities Money Market Fund..........    7
Emerging Markets Equity Fund..............................................    7
Florida Tax-Exempt Bond Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   81
    Flex Shares...........................................................  107
Georgia Tax-Exempt Bond Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   65
    Flex Shares...........................................................  119
International Equity Index Fund
    Trust Shares..........................................................    5
    Investor Shares.......................................................  553
    Flex Shares...........................................................  156
International Equity Fund
    Trust Shares..........................................................    7
    Investor Shares.......................................................  514
    Flex Shares...........................................................1,523
Investment Grade Bond Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................1,597
    Flex Shares...........................................................  517
Investment Grade Tax-Exempt Bond Fund
    Trust Shares..........................................................    5
    Investor Shares.......................................................  878
    Flex Shares...........................................................  196
Limited-Term Federal Mortgage Securities Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   49
    Flex Shares...........................................................  101
Mid-Cap Equity Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................1,156
    Flex Shares...........................................................1,027
Prime Quality Money Market Fund
    Trust Shares..........................................................   32

    Investor Shares.......................................................1,316
Short-Term Bond Fund
    Trust Shares..........................................................    7
    Investor Shares.......................................................   89
    Flex Shares...........................................................   65
Short-Term U.S. Treasury Securities Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   93
    Flex Shares...........................................................   86
Small Cap Equity Fund
    Trust Shares..........................................................    7
    Flex Shares...........................................................  733
Sunbelt Equity Fund
    Trust Shares..........................................................    7
    Investor Shares.......................................................2,028
    Flex Shares...........................................................  615
Tax-Exempt Money Market Fund
    Trust Shares..........................................................    5
    Investor Shares.......................................................  270
Tennessee Tax-Exempt Bond Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   30
    Flex Shares...........................................................   55
U.S. Government Securities Fund
    Trust Shares..........................................................    6
    Investor Shares.......................................................   38
    Flex Shares...........................................................  146
U.S. Government Securities Money Market Fund
    Trust Shares..........................................................    5
    Investor Shares.......................................................  579
Value Income Stock Fund
    Trust Shares..........................................................   10
    Investor Shares.......................................................5,909
    Flex Shares...........................................................5,975


Item 27.      Indemnification:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.      Business and Other Connections of Investment Advisors:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                  NAME OF                  CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------            ---------------

STI CAPITAL MANAGEMENT, N.A.
E. Jenner Wood III                  --                       --
Director

Hunting F. Deutsch                  --                       --
Director

Anthony R. Gray                     --                       --
Chairman & Chief Investment
  Officer
James R. Wood                       --                       --
President

Daniel Jaworski                     --                       --
Senior Vice President

Elliott A. Perny                    --                       --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale               --                       --
Senior Vice President

Jonathan D. Rich                    --                       --
Director

                                  NAME OF                  CONNECTION WITH
    NAME                          OTHER COMPANY            OTHER COMPANY
    ----                          -------------            ---------------


Robert Buhrmann                     --                       --
Senior Vice President

Larry M. Cole                       --                       --
Senior Vice President

L. Earl Denney                      --                       --
Executive Vice President

Thomas A. Edgar                     --                       --
Senior Vice President

Daniel G. Shannon                   --                       --
Senior Vice President

Ronald Schwartz                     --                       --
Senior Vice President

Ryan R. Burrow                    Catalina Lighting        Director/25% owner
Senior Vice President

Mills A. Riddick                    --                       --
Senior Vice President

Christopher A. Jones                --                       --
Senior Vice President

David E. West                       --                       --
Vice President

The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).

SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.                Brock Candy Company      Vice President -
Director                                                    Special Projects

J. Harold Chandler             Provident Life & Accident   President & CEO
Director                        Insurance Co.

William H. Chapin              See Rock City, Inc.         President
Director

John W. Clay, Jr.              Third National              Chairman & Director
                                Corporation                 CEO

Andrew G. Cope                 The Johnston Company        Managing Partner
Director

Robert P. Corker, Jr.             --                         --
Director

John B. Crimmins, Jr.             --                         --
Director

J.H. Davenport, III            Howard Holdings, Inc.       President
Director

Edwin B. Duckett, Jr.             --                         --
Director

R. Alton Duke, Jr.                --                         --
Director

Daniel K. Frierson             Dixie Yarns, Inc.           Chairman & CEO
Director

Zan Guerry                     Chattem, Inc.               Chairman & CEO
Director

James L.E. Hill                The Tennessee Aquarium      President
Director

Summerfield K. Johnston, Jr.   Coca Cola Enterprises,      Vice Chairman & CEO
Director                        Inc.

Robert C. Jones                Southern Products           Chairman
Director                        Company, Inc.

James D. Kennedy, Jr.          Cherokee Warehouses, Inc.   Chairman
Director

T. A. Lupton, Jr.              Stone Fort Land Company     President
Director

Hugh O. Maclellen, Jr.         Provident Life & Accident   Chairman - Executive
Director                        Insurance Co.               Committee

Jack C. McKee                  McKee Baking Company        Executive Vice
Director                                                    President

Charles G. Mills               Olan Mills Incorporated     Chairman - Executive
Director                                                    Committee

J. Woodley Murphy              E.I. DuPont de Nemours      Plant Manager
Director                        & Co.

L. Harlen Painter              Bell & Associates           Attorney-at-Law
Director

Scott L. Probasco, Jr.         American National Bank &    Chairman - Executive
Director                        Trust Co.                   Committee

Robert J. Sudderth, Jr.        American National Bank &    Chairman & CEO
Director                        Trust Co.

Winston W. Walker                 --                         --
Director

SUNTRUST BANK, ATLANTA
Gaylord O. Coan                Gold Kist, Inc.             President & CEO
Director                       Hindsight Corp.              Director

A.D. Correll                   Georgia-Pacific             President & CEO
Director                        Corporation

R.W. Courts, II                Atlantic Realty Company     President
Director

Ronald S. Crowding                --                         --

A.W. Dahlberg                  The Southern Company        President
Director

William W. Gaston              Gaston & Gaston             General Partner
Director                       Gaston Development Co.,      President
                                Inc.

Charles B. Ginden                 --                         --
Director

Roberto C. Goizueta            The Coca-Cola Company       Chairman of the
Director                                                   Board

Edward P. Gould                Trust Company of Georgia    Chairman of the
Director                                                   Board

T. Marshall Hahn, Jr.          Georgia-Pacific             Honorary Chairman
Director                        Corporation

Jesse Hill, Jr.                Atlanta Life Insurance      President
Director                        Company

L. Phillip Humann              SunTrust Banks, Inc.        President &
Director                       Services Resources          Treasurer
                                Corporation

William B. Johnson             The Ritz Carlton Hotel      Chairman of the
Director                        Company                     Board

Hicks J. Lanier                Oxford Industries, Inc.     Chairman of the
Director                                                    Board & President
                               Pinehill Development Co.    30% owner

Joseph L. Lanier, Jr.          Dan River, Inc.             Chairman of the
Director                       Braelan Group               Board Chairman

Robert R. Long                 Trust Company Bank          President
Director

Arthur L. Montgomery              --                         --
Director

H.G. Patillo                   Patillo Construction        Chairman of the
Director                        Company                    Board

Larry L. Prince                Genuine Parts Company       Chairman of the
Director                                                   Board

R. Randall Rollins             Rollins, Inc.               Chairman of the
Director                                                   Board
                               Lor, Inc.                   Director
                               Maran, Inc.                 Director
                               Gutterworld, Inc.           Director
                               Dabora, Inc.                Director & Secretary
                               Simpson, Nance & Graham     Director
                               Auto Parts Wholesale,
                                Inc.                       Director
                               Global Expanded Metal,
                                Inc.                       Director
                               Rollins Holding Co.         Director
                               Rol, Ltd.                   Partner
                               Rollins Investment Fund     Partner
                               Energy Partners             Partner
                               Petro Partnership           Partner
                               The Piedmont Investment
                                Group                      Director
                               WRG, Ltd.                   Partner
                               Rollins, Inc.               Chairman
                               RPC Energy Services,
                                Inc.                       Chairman
                               The Mul Company             Partner
                               Bugvac, Inc.                Director
                               Omnitron Int'l, Inc.        Director
                               MRG, Ltd.                   Partner

Robert W. Scherer                 --                         --
Director

Charles R. Shufeldt               --                         --
Executive Vice President

Donald Wayne Thurmond             --                         --
Senior Vice President

James B. Williams              SunTrust Banks, Inc.        Chairman of the
Director                                                    Board

Gerald T. Adams                   --                         --
Senior Vice President

James R. Albach                   --                         --
Group Vice President

Virginia D. Anderson              --                         --
Assistant Vice President

Christina Bird                    --                         --
First Vice President

Edward Burgess                    --                         --
Vice President

Gay Cash                          --                         --
Vice President

Krista Lee Cosgrove               --                         --
Trust Officer

Mark Elam                         --                         --
Vice President

Joseph B. Foley, Jr.              --                         --
First Vice President

Thomas R. Frisbie                 --                         --
Group Vice President

Molly Guenther                    --                         --
Assistant Vice President

Benjamin S. Harris                --                         --
Vice President

Jethro H. Irby, III               --                         --
First Vice President

V. Jere Koser                     --                         --
Group Vice President

Richard A. Makepeace              --                         --
Assistant Vice President

Sally S. McKinley                 --                         --
Assistant Vice President

James B. Murphy, III              --                         --
Vice President

James E. Russell                  --                         --
Vice President

Mark Stancil                      --                         --
Assistant Vice President

David E. Thompson                 --                         --
Vice President

Charles C. Watson                 --                         --
Group Vice President

Item 29.      Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. ("SEI Investments"), acts as distributor for:

    SEI Daily Income Trust                            July 15, 1982
    SEI Liquid Asset Trust                            November 29, 1982
    SEI Tax Exempt Trust                              December 3, 1982
    SEI Index Funds                                   July 10, 1985
    SEI Institutional Managed Trust                   January 22, 1987
    SEI International Trust                           August 30, 1988
    The Advisors' Inner Circle Fund                   November 14, 1991
    The Pillar Funds                                  February 28, 1992
    CUFUND                                            May 1, 1992
    CoreFunds, Inc.                                   October 30, 1992
    First American Funds, Inc.                        November 1, 1992
    First American Investment Funds, Inc.             November 1, 1992
    The Arbor Fund                                    January 28, 1993
    Boston 1784 Funds-Registered Trademark-           June 1, 1993
    The PBHG Funds, Inc.                              July 16, 1993
    Marquis Funds-Registered Trademark-               August 17, 1993
    Morgan Grenfell Investment Trust                  January 3, 1994
    The Achievement Funds Trust                       December 27, 1994
    Bishop Street Funds                               January 27, 1995

    CrestFunds, Inc.                                  March 1, 1995
    STI Classic Variable Trust                        August 18, 1995
    ARK Funds                                         November 1, 1995
    Monitor Funds                                     January 11, 1996
    FMB Funds, Inc.                                   March 1, 1996
    SEI Asset Allocation Trust                        April 1, 1996
    TIP Funds                                         April 28, 1996
    SEI Institutional Investments Trust               June 14, 1996
    First American Strategy Funds, Inc.               October 1, 1996
    HighMark Funds                                    February 15, 1997
    Armada Funds                                      March 8, 1997
    PBHG Insurance Series Fund, Inc.                  April 1, 1997
    Expedition Funds                                  June 9, 1997


    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.


                          Position and Office            Positions and Offices
     Name                   with Underwriter               with Registrant
     ----                 -------------------            ---------------------

Alfred P. West, Jr.      Director, Chairman &
                         Chief Executive Officer                   --
Henry H. Greer           Director, President &
                         Chief Operating Officer                   --
Carmen V. Romeo          Director, Executive Vice
                         President & President-
                         Investment Advisory Group                 --
Gilbert L. Beebower      Executive Vice President                  --
Richard B. Lieb          Executive Vice President,
                         President-Investment
                         Services Division                         --
Dennis J. McGonigle      Executive Vice President                  --
Leo J. Dolan, Jr.        Senior Vice President                     --
Carl A. Guarino          Senior Vice President                     --
Larry Hutchison          Senior Vice President                     --
David G. Lee             Senior Vice President                     --
Jack May                 Senior Vice President                     --
A. Keith McDowell        Senior Vice President                     --
Hartland J. McKeown      Senior Vice President                     --
Barbara J. Moore         Senior Vice President                     --
Kevin P. Robins          Senior Vice President,            Vice President &
                         General Counsel &                 Assistant Secretary
                         Secretary
Robert Wagner            Senior Vice President                     --
Patrick K. Walsh         Senior Vice President                     --
Robert Aller             Vice President                            --
Marc H. Cahn             Vice President & Assistant        Vice President &
                         Secretary                         Assistant Secretary
Gordon W. Carpenter      Vice President                            --

                          Position and Office            Positions and Offices
     Name                   with Underwriter               with Registrant
     ----                 -------------------            ---------------------

Todd Cipperman           Vice President & Assistant        Vice President &
                         Secretary                         Assistant Secretary
Robert Crudup            Vice President & Managing
                         Director                                  --
Barbara Doyne            Vice President                            --
Jeff Drennen             Vice President                            --
Vic Galef                Vice President & Managing
                         Director                                  --
Kathy Heilig             Vice President & Treasurer                --
Michael Kantor           Vice President                            --
Samuel King              Vice President                            --
Kim Kirk                 Vice President & Managing
                         Director                                  --
John Krzeminski          Vice President & Managing
                         Director                                  --
Carolyn McLaurin         Vice President & Managing
                         Director                                  --
W. Kelso Morrill         Vice President                            --
Joanne Nelson            Vice President                            --
Barbara A. Nugent        Vice President & Assistant        Vice President &
                         Secretary                         Assistant Secretary
Sandra K. Orlow          Vice President & Assistant        Vice President &
                         Secretary                         Assistant Secretary
Cynthia M. Parrish       Vice President & Assistant
                         Secretary                                 --
Donald Pepin             Vice President & Managing
                         Director                                  --
Kim Rainey               Vice President                            --
Mark Samuels             Vice President & Managing
                         Director                                  --
Steve Smith              Vice President                            --
Daniel Spaventa          Vice President                            --
Kathryn L. Stanton       Vice President & Assistant        Vice President &
                         Secretary                         Assistant Secretary
Wayne M. Withrow         Vice President & Managing
                         Director                                  --
James Dougherty          Director of Brokerage Services            --


Item 30.      Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

    Trust Company Bank
    Park Place
    P.O. Box 105504
    Atlanta, Georgia  30348


    Bank of New York
    One Wall Street
    New York, New York
    (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

    SEI Fund Resources
    One Freedom Valley Road
    Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

    STI Capital Management, N.A.
    P.O. Box 3808
    Orlando, Florida  32802

    Trusco Capital Management
    50 Hurt Plaza, Suite 1400
    Atlanta, Georgia  30303

    SunTrust Bank, Chattanooga
    736 Market Street
    Chattanooga, Tennessee  37402

    SunTrust Bank, Atlanta
    25 Park Place
    Atlanta, Georgia  30303

Item 31.      Management Services:  None.

Item 32.      Undertakings:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without a charge.

    Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Contrarian Equity Fund and Tax Free Income Fund of the Registrant or the effective date of Post-Effective Amendment No. 19 to the Registrant's 1933 Act Registration Statement.

                                        NOTICE


    A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of September, 1997.


                                       By:  /s/ David G. Lee
                                          -------------------------------------
                                          David G. Lee, President and Chief
                                          Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


           *                           Trustee           September 26, 1997
-----------------------------------
    F. Wendell Gooch

           *                           Trustee           September 26, 1997
-----------------------------------
    Daniel S. Goodrum

           *                           Trustee           September 26, 1997
-----------------------------------
    Jesse S. Hall

           *                           Trustee           September 26, 1997
-----------------------------------
    Wilton Looney

           *                           Trustee           September 26, 1997
-----------------------------------
    Champney A. McNair

           *                           Trustee           September 26, 1997
-----------------------------------
    T. Gordy Germany

           *                           Trustee           September 26, 1997
-----------------------------------
    Bernard F. Sliger


  /s/ Carol Rooney                     Controller,       September 26, 1997
-----------------------------------    Treasurer &
    Carol Rooney                       Chief Financial
                                       Officer

  /s/ David G. Lee                     President &       September 26, 1997
-----------------------------------    Chief
    David G. Lee                       Executive
                                       Officer




*  By: /s/ David G. Lee
     -----------------------------
      David G. Lee, As Power of
     Attorney

                                    EXHIBIT INDEX


    NUMBER                   EXHIBIT

EX-99.B1 Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15

EX-99.B2 By-Laws as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B3      Not applicable.

EX-99.B4      Not applicable.

EX-99.B5C     Revised Investment Advisory Agreement with Trusco Capital
              Management as filed with Registrant's Post-Effective Amendment
              No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B5D     Investment Advisory Agreement with American National Bank and
              Trust Company as filed with Registrant's Post-Effective Amendment
              No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B5E     Investment Advisory Agreement with Trust Company Bank as
              originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B6 Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B7      Not applicable.

EX-99.B8A     Custodian Agreement with Trust Company Bank dated February 1,
              1994 as originally filed with Registrant's Post-Effective
              Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B8B     Custodian Agreement with Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.


EX-99.B8D     Fourth Amendment to Custodian Agreement by and between STI Trust
              & Investment Operations, Inc. and The Bank of New York, dated May
              6, 1997.*


EX-99.B8C     Transfer Agent Agreement with Federated Services Company dated
              May 14, 1994 as originally filed with Post-Effective Amendment
              No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B9A     Administration Agreement with SEI Financial Management
              Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.


EX-99.B9B     Consent to Assignment and Assumption of the Administration
              Agreement between STI Classic Funds and SEI Financial Management
              Corporation.*

EX-99.B10     Opinion and Consent of Counsel (incorporated by reference to
              Pre-Effective Amendment No. 2 filed May 22, 1992)


EX-99.B11     Consent of Independent Public Accountants*

EX-99.B12     Not applicable.

EX-99.B13     Not applicable.

EX-99.B14     Not applicable.

EX-99.B15     Distribution Plan--Investor Class incorporated by reference to
              Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B15A    Distribution and Service Agreement relating to Flex Shares dated
              May 29, 1995 as originally filed with Post-Effective Amendment
              No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B16     Performance Quotation Computation (incorporated by reference to
              Post-Effective Amendment No. 9 filed September 22, 1994).

EX-99.B18     Rule 18f-3 Plan incorporated by reference to Post-Effective
              Amendment No. 16 filed September 10, 1996.


EX-99.B24     Powers of attorney.*

EX-99.27.1a   Financial Data Schedule for Prime Quality Money Market Fund.

Ex-99.1b


*Filed herewith.


Ex 27.1       Prime Quality Money Market
Ex 27.1b      Prime Quality Money Market
Ex 27.2A      U.S. Gov't Securities Money Market
Ex 27.2B      U.S. Gov't Securities Money Market
Ex 27.3A      Tax-Exempt
Ex 27.3B      Tax-Exempt
Ex 27.4A      Investment Grade Bond
Ex 27.4B      Investment Grade Bond
Ex 27.4C      Investment Grade Bond
Ex 27.5A      Investment Grade Tax-Exempt
Ex 27.5B      Investment Grade Tax-Exempt
Ex 27.5C      Investment Grade Tax-Exempt
Ex 27.6A      Capital Growth
Ex 27.6B      Capital Growth
Ex 27.6C      Capital Growth
Ex 27.7A      Value Income
Ex 27.7B      Value Income
Ex 27.7C      Value Income
Ex 27.8A      Short-Term Treasury
Ex 27.8B      Short-Term Treasury
Ex 27.8C      Short-Term Treasury
Ex 27.9A      Short-Term Bond
Ex 27.9B      Short-Term Bond
Ex 27.9C      Short-Term Bond
Ex 27.11      Sunbelt
Ex 27.12      Sunbelt
Ex 27.13      Mid cap
Ex 27.14      Mid cap
Ex 27.15      Mid cap
Ex 27.16      Balanced
Ex 27.17      Balanced
Ex 27.18      Balanced
Ex 27.19      Florida
Ex 27.20      Florida
Ex 27.21      Florida
Ex 27.22      Georgia
Ex 27.23      Georgia
Ex 27.24      Georgia
Ex 27.25      Tennessee
Ex 27.26      Tennessee
Ex 27.27      Tennessee
Ex 27.28      U.S. Gov't
Ex 27.29      U.S. Gov't
Ex 27.30      U.S. Gov't
Ex 27.31      Limited Term Fed Mortgage
Ex 27.32      Limited Term Fed Mortgage
Ex 27.33      Limited Term Fed Mortgage
Ex 27.34      Int'l Equity - Index Trust
Ex 27.35      Int'l Equity - Index Investor
Ex 27.36      Int'l Equity - Index-Flex
Ex 27.37      Int'l Equity - Trust
Ex 27.38      Int'l Equity - Investor
Ex 27.39      Int'l Equity - Flex
Ex 27.40      Classic Inst. Cash Management
Ex 27.41      Classic Inst. U.S. Treasury
Ex 27.42      Small Cap
Ex 27.43      Emerging Markets


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